UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1.  Report to Stockholders.

Adviser Class    BLNAX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$54	1.04%

Total Return Based on a $10,000 Investment

Table Summary
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,278	10,397	10,279
Aug-16	10,287	10,423	10,301
Sep-16	10,297	10,440	10,340
Oct-16	10,086	10,214	10,189
Nov-16	10,259	10,671	10,245
Dec-16	10,365	10,879	10,379
Jan-17	10,491	11,084	10,547
Feb-17	10,799	11,496	10,761
Mar-17	10,799	11,504	10,814
Apr-17	10,915	11,626	10,927
May-17	11,022	11,745	11,053
Jun-17	11,080	11,851	11,095
Jul-17	11,273	12,074	11,284
Aug-17	11,341	12,098	11,341
Sep-17	11,476	12,393	11,472
Oct-17	11,670	12,663	11,615
Nov-17	11,834	13,048	11,773
Dec-17	11,942	13,178	11,901
Jan-18	12,341	13,873	12,224
Feb-18	11,962	13,361	11,873
Mar-18	11,809	13,093	11,797
Apr-18	11,830	13,143	11,809
May-18	11,963	13,514	11,881
Jun-18	11,952	13,602	11,863
Jul-18	12,209	14,054	12,070
Aug-18	12,486	14,547	12,176
Sep-18	12,450	14,571	12,163
Oct-18	11,740	13,498	11,590
Nov-18	11,802	13,769	11,751
Dec-18	11,585	12,487	11,335
Jan-19	11,772	13,559	11,957
Feb-19	11,907	14,036	12,164
Mar-19	12,016	14,241	12,318
Apr-19	12,225	14,810	12,556
May-19	11,725	13,851	12,180
Jun-19	12,282	14,824	12,704
Jul-19	12,386	15,044	12,744
Aug-19	12,251	14,738	12,635
Sep-19	12,386	14,996	12,821
Oct-19	12,533	15,319	13,033
Nov-19	12,774	15,902	13,213
Dec-19	13,043	16,361	13,491
Jan-20	12,959	16,343	13,456
Feb-20	12,283	15,005	12,859
Mar-20	11,290	12,941	11,686
Apr-20	11,691	14,655	12,519
May-20	11,934	15,439	12,919
Jun-20	12,040	15,792	13,174
Jul-20	12,443	16,689	13,642
Aug-20	12,974	17,898	14,051
Sep-20	12,690	17,246	13,807
Oct-20	12,402	16,874	13,622
Nov-20	13,319	18,927	14,769
Dec-20	13,782	19,778	15,221
Jan-21	13,739	19,690	15,128
Feb-21	13,942	20,306	15,311
Mar-21	14,294	21,033	15,551
Apr-21	14,774	22,118	15,999
May-21	14,902	22,219	16,220
Jun-21	15,094	22,767	16,326
Jul-21	15,190	23,152	16,443
Aug-21	15,446	23,812	16,658
Sep-21	15,027	22,743	16,216
Oct-21	15,500	24,281	16,615
Nov-21	15,350	23,912	16,314
Dec-21	15,671	24,853	16,772
Jan-22	15,161	23,391	16,139
Feb-22	14,999	22,802	15,891
Mar-22	14,976	23,542	15,902
Apr-22	14,339	21,429	14,972
May-22	14,362	21,400	15,015
Jun-22	13,806	19,610	14,099
Jul-22	14,132	21,450	14,821
Aug-22	13,853	20,649	14,369
Sep-22	13,469	18,734	13,264
Oct-22	13,797	20,271	13,708
Nov-22	14,243	21,329	14,605
Dec-22	13,984	20,080	14,294
Jan-23	14,381	21,463	15,078
Feb-23	14,056	20,961	14,652
Mar-23	14,284	21,522	14,912
Apr-23	14,453	21,751	15,049
May-23	14,345	21,836	14,784
Jun-23	14,876	23,327	15,282
Jul-23	15,167	24,163	15,647
Aug-23	14,985	23,696	15,300
Sep-23	14,561	22,568	14,780
Oct-23	14,256	21,969	14,359
Nov-23	15,036	24,018	15,417
Dec-23	15,729	25,292	16,184
Jan-24	15,839	25,572	16,164
Feb-24	16,417	26,956	16,426
Mar-24	16,908	27,826	16,817
Apr-24	16,242	26,602	16,289
May-24	16,945	27,858	16,719
Jun-24	17,192	28,721	16,862
Jul-24	17,501	29,255	17,292
Aug-24	17,848	29,892	17,679
Sep-24	17,984	30,510	18,038
Oct-24	17,648	30,286	17,571
Nov-24	18,271	32,301	18,061
Dec-24	17,658	31,313	17,522
Jan-25	18,063	32,302	17,972
Feb-25	18,049	31,683	18,110
Mar-25	17,322	29,835	17,818
Apr-25	17,182	29,635	17,995
May-25	17,771	31,513	18,477
Jun-25	18,360	33,114	19,040
Jul-25	18,515	33,843	19,102
Aug-25	18,938	34,626	19,515
Sep-25	19,445	35,821	19,919
Oct-25	19,699	36,589	20,085
Nov-25	19,855	36,690	20,178
Dec-25	19,889	36,682	20,316
Jan-26	20,383	37,251	20,790
Feb-26	20,717	37,074	21,284
Mar-26	19,701	35,231	20,109
Apr-26	20,896	38,825	21,222
May-26	21,566	40,792	21,870
Jun-26	21,610	40,672	22,006

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$489,745,598
# of Portfolio Holdings	218
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,527,272

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	17.70%	7.44%	8.01%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Baird Core Plus Bond Fund - Class I	5.3%
Fidelity Total Bond Fund - Class Z	5.3%
Fidelity Advisor Capital & Income Fund - Class Z	4.3%
Apple Inc	4.0%
NVIDIA Corp	3.9%
Alphabet Inc - Class C	3.3%
Microsoft Corp	2.9%
Dodge & Cox Income Fund - Class I	2.8%
State Street SPDR Bloomberg High Yield Bond ETF	2.7%
PGIM Total Return Bond Fund Class R6	2.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	1.0%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.7%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	50.9%Footnote Reference
Registered Investment Companies	29.5%Footnote Reference
Money Market Registered Investment Companies	17.7%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    BLNAX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2026

Institutional Class    BLNIX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$53	1.03%

Total Return Based on a $10,000 Investment

Table Summary
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,278	10,397	10,279
Aug-16	10,287	10,423	10,301
Sep-16	10,297	10,440	10,340
Oct-16	10,086	10,214	10,189
Nov-16	10,259	10,671	10,245
Dec-16	10,371	10,879	10,379
Jan-17	10,487	11,084	10,547
Feb-17	10,796	11,496	10,761
Mar-17	10,796	11,504	10,814
Apr-17	10,912	11,626	10,927
May-17	11,018	11,745	11,053
Jun-17	11,076	11,851	11,095
Jul-17	11,270	12,074	11,284
Aug-17	11,337	12,098	11,341
Sep-17	11,483	12,393	11,472
Oct-17	11,677	12,663	11,615
Nov-17	11,842	13,048	11,773
Dec-17	11,953	13,178	11,901
Jan-18	12,342	13,873	12,224
Feb-18	11,963	13,361	11,873
Mar-18	11,820	13,093	11,797
Apr-18	11,841	13,143	11,809
May-18	11,974	13,514	11,881
Jun-18	11,964	13,602	11,863
Jul-18	12,231	14,054	12,070
Aug-18	12,498	14,547	12,176
Sep-18	12,467	14,571	12,163
Oct-18	11,756	13,498	11,590
Nov-18	11,818	13,769	11,751
Dec-18	11,612	12,487	11,335
Jan-19	11,800	13,559	11,957
Feb-19	11,935	14,036	12,164
Mar-19	12,050	14,241	12,318
Apr-19	12,258	14,810	12,556
May-19	11,768	13,851	12,180
Jun-19	12,321	14,824	12,704
Jul-19	12,426	15,044	12,744
Aug-19	12,290	14,738	12,635
Sep-19	12,436	14,996	12,821
Oct-19	12,584	15,319	13,033
Nov-19	12,815	15,902	13,213
Dec-19	13,096	16,361	13,491
Jan-20	13,021	16,343	13,456
Feb-20	12,333	15,005	12,859
Mar-20	11,337	12,941	11,686
Apr-20	11,739	14,655	12,519
May-20	11,983	15,439	12,919
Jun-20	12,089	15,792	13,174
Jul-20	12,494	16,689	13,642
Aug-20	13,026	17,898	14,051
Sep-20	12,738	17,246	13,807
Oct-20	12,449	16,874	13,622
Nov-20	13,380	18,927	14,769
Dec-20	13,843	19,778	15,221
Jan-21	13,811	19,690	15,128
Feb-21	14,004	20,306	15,311
Mar-21	14,367	21,033	15,551
Apr-21	14,849	22,118	15,999
May-21	14,977	22,219	16,220
Jun-21	15,159	22,767	16,326
Jul-21	15,266	23,152	16,443
Aug-21	15,523	23,812	16,658
Sep-21	15,098	22,743	16,216
Oct-21	15,573	24,281	16,615
Nov-21	15,411	23,912	16,314
Dec-21	15,741	24,853	16,772
Jan-22	15,230	23,391	16,139
Feb-22	15,068	22,802	15,891
Mar-22	15,033	23,542	15,902
Apr-22	14,395	21,429	14,972
May-22	14,418	21,400	15,015
Jun-22	13,861	19,610	14,099
Jul-22	14,187	21,450	14,821
Aug-22	13,907	20,649	14,369
Sep-22	13,522	18,734	13,264
Oct-22	13,852	20,271	13,708
Nov-22	14,299	21,329	14,605
Dec-22	14,041	20,080	14,294
Jan-23	14,439	21,463	15,078
Feb-23	14,126	20,961	14,652
Mar-23	14,343	21,522	14,912
Apr-23	14,512	21,751	15,049
May-23	14,403	21,836	14,784
Jun-23	14,936	23,327	15,282
Jul-23	15,228	24,163	15,647
Aug-23	15,046	23,696	15,300
Sep-23	14,620	22,568	14,780
Oct-23	14,302	21,969	14,359
Nov-23	15,097	24,018	15,417
Dec-23	15,800	25,292	16,184
Jan-24	15,899	25,572	16,164
Feb-24	16,477	26,956	16,426
Mar-24	16,982	27,826	16,817
Apr-24	16,303	26,602	16,289
May-24	17,007	27,858	16,719
Jun-24	17,254	28,721	16,862
Jul-24	17,564	29,255	17,292
Aug-24	17,911	29,892	17,679
Sep-24	18,048	30,510	18,038
Oct-24	17,712	30,286	17,571
Nov-24	18,322	32,301	18,061
Dec-24	17,719	31,313	17,522
Jan-25	18,125	32,302	17,972
Feb-25	18,111	31,683	18,110
Mar-25	17,384	29,835	17,818
Apr-25	17,243	29,635	17,995
May-25	17,833	31,513	18,477
Jun-25	18,423	33,114	19,040
Jul-25	18,578	33,843	19,102
Aug-25	19,001	34,626	19,515
Sep-25	19,508	35,821	19,919
Oct-25	19,763	36,589	20,085
Nov-25	19,933	36,690	20,178
Dec-25	19,966	36,682	20,316
Jan-26	20,461	37,251	20,790
Feb-26	20,795	37,074	21,284
Mar-26	19,764	35,231	20,109
Apr-26	20,960	38,825	21,222
May-26	21,645	40,792	21,870
Jun-26	21,689	40,672	22,006

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$489,745,598
# of Portfolio Holdings	218
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,527,272

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	17.73%	7.43%	8.05%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Baird Core Plus Bond Fund - Class I	5.3%
Fidelity Total Bond Fund - Class Z	5.3%
Fidelity Advisor Capital & Income Fund - Class Z	4.3%
Apple Inc	4.0%
NVIDIA Corp	3.9%
Alphabet Inc - Class C	3.3%
Microsoft Corp	2.9%
Dodge & Cox Income Fund - Class I	2.8%
State Street SPDR Bloomberg High Yield Bond ETF	2.7%
PGIM Total Return Bond Fund Class R6	2.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	1.0%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.7%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	50.9%Footnote Reference
Registered Investment Companies	29.5%Footnote Reference
Money Market Registered Investment Companies	17.7%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    BLNIX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2026

Retail Class    FLDFX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Balanced Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$68	1.31%

Total Return Based on a $10,000 Investment

Table Summary
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,278	10,397	10,279
Aug-16	10,287	10,423	10,301
Sep-16	10,297	10,440	10,340
Oct-16	10,086	10,214	10,189
Nov-16	10,259	10,671	10,245
Dec-16	10,364	10,879	10,379
Jan-17	10,479	11,084	10,547
Feb-17	10,779	11,496	10,761
Mar-17	10,779	11,504	10,814
Apr-17	10,895	11,626	10,927
May-17	11,001	11,745	11,053
Jun-17	11,044	11,851	11,095
Jul-17	11,238	12,074	11,284
Aug-17	11,296	12,098	11,341
Sep-17	11,441	12,393	11,472
Oct-17	11,626	12,663	11,615
Nov-17	11,790	13,048	11,773
Dec-17	11,891	13,178	11,901
Jan-18	12,270	13,873	12,224
Feb-18	11,901	13,361	11,873
Mar-18	11,748	13,093	11,797
Apr-18	11,758	13,143	11,809
May-18	11,891	13,514	11,881
Jun-18	11,881	13,602	11,863
Jul-18	12,138	14,054	12,070
Aug-18	12,405	14,547	12,176
Sep-18	12,369	14,571	12,163
Oct-18	11,658	13,498	11,590
Nov-18	11,720	13,769	11,751
Dec-18	11,504	12,487	11,335
Jan-19	11,691	13,559	11,957
Feb-19	11,816	14,036	12,164
Mar-19	11,920	14,241	12,318
Apr-19	12,128	14,810	12,556
May-19	11,639	13,851	12,180
Jun-19	12,190	14,824	12,704
Jul-19	12,284	15,044	12,744
Aug-19	12,148	14,738	12,635
Sep-19	12,284	14,996	12,821
Oct-19	12,420	15,319	13,033
Nov-19	12,650	15,902	13,213
Dec-19	12,918	16,361	13,491
Jan-20	12,834	16,343	13,456
Feb-20	12,160	15,005	12,859
Mar-20	11,169	12,941	11,686
Apr-20	11,570	14,655	12,519
May-20	11,802	15,439	12,919
Jun-20	11,896	15,792	13,174
Jul-20	12,298	16,689	13,642
Aug-20	12,816	17,898	14,051
Sep-20	12,525	17,246	13,807
Oct-20	12,249	16,874	13,622
Nov-20	13,151	18,927	14,769
Dec-20	13,599	19,778	15,221
Jan-21	13,556	19,690	15,128
Feb-21	13,747	20,306	15,311
Mar-21	14,097	21,033	15,551
Apr-21	14,564	22,118	15,999
May-21	14,681	22,219	16,220
Jun-21	14,861	22,767	16,326
Jul-21	14,956	23,152	16,443
Aug-21	15,211	23,812	16,658
Sep-21	14,787	22,743	16,216
Oct-21	15,246	24,281	16,615
Nov-21	15,096	23,912	16,314
Dec-21	15,398	24,853	16,772
Jan-22	14,904	23,391	16,139
Feb-22	14,744	22,802	15,891
Mar-22	14,709	23,542	15,902
Apr-22	14,078	21,429	14,972
May-22	14,101	21,400	15,015
Jun-22	13,550	19,610	14,099
Jul-22	13,861	21,450	14,821
Aug-22	13,585	20,649	14,369
Sep-22	13,205	18,734	13,264
Oct-22	13,530	20,271	13,708
Nov-22	13,948	21,329	14,605
Dec-22	13,690	20,080	14,294
Jan-23	14,071	21,463	15,078
Feb-23	13,762	20,961	14,652
Mar-23	13,976	21,522	14,912
Apr-23	14,131	21,751	15,049
May-23	14,024	21,836	14,784
Jun-23	14,538	23,327	15,282
Jul-23	14,813	24,163	15,647
Aug-23	14,633	23,696	15,300
Sep-23	14,214	22,568	14,780
Oct-23	13,901	21,969	14,359
Nov-23	14,671	24,018	15,417
Dec-23	15,344	25,292	16,184
Jan-24	15,441	25,572	16,164
Feb-24	15,997	26,956	16,426
Mar-24	16,481	27,826	16,817
Apr-24	15,826	26,602	16,289
May-24	16,506	27,858	16,719
Jun-24	16,736	28,721	16,862
Jul-24	17,040	29,255	17,292
Aug-24	17,357	29,892	17,679
Sep-24	17,491	30,510	18,038
Oct-24	17,161	30,286	17,571
Nov-24	17,747	32,301	18,061
Dec-24	17,155	31,313	17,522
Jan-25	17,539	32,302	17,972
Feb-25	17,539	31,683	18,110
Mar-25	16,825	29,835	17,818
Apr-25	16,674	29,635	17,995
May-25	17,238	31,513	18,477
Jun-25	17,803	33,114	19,040
Jul-25	17,955	33,843	19,102
Aug-25	18,369	34,626	19,515
Sep-25	18,839	35,821	19,919
Oct-25	19,088	36,589	20,085
Nov-25	19,241	36,690	20,178
Dec-25	19,273	36,682	20,316
Jan-26	19,742	37,251	20,790
Feb-26	20,069	37,074	21,284
Mar-26	19,074	35,231	20,109
Apr-26	20,229	38,825	21,222
May-26	20,871	40,792	21,870
Jun-26	20,906	40,672	22,006

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$489,745,598
# of Portfolio Holdings	218
Portfolio Turnover Rate	113%
Advisory Fees and Waivers	1,527,272

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	17.43%	7.07%	7.65%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Baird Core Plus Bond Fund - Class I	5.3%
Fidelity Total Bond Fund - Class Z	5.3%
Fidelity Advisor Capital & Income Fund - Class Z	4.3%
Apple Inc	4.0%
NVIDIA Corp	3.9%
Alphabet Inc - Class C	3.3%
Microsoft Corp	2.9%
Dodge & Cox Income Fund - Class I	2.8%
State Street SPDR Bloomberg High Yield Bond ETF	2.7%
PGIM Total Return Bond Fund Class R6	2.4%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	1.0%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.7%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.2%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.6%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	50.9%Footnote Reference
Registered Investment Companies	29.5%Footnote Reference
Money Market Registered Investment Companies	17.7%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.7%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDFX

Balanced Fund

Semi-Annual Shareholder Report

June 30, 2026

Adviser Class    IFAAX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$48	0.94%

Total Return Based on a $10,000 Investment

Table Summary
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,197	10,063	10,122
Aug-16	10,142	10,052	10,115
Sep-16	10,434	10,046	10,144
Oct-16	10,030	9,969	10,042
Nov-16	10,097	9,733	9,908
Dec-16	10,285	9,747	9,957
Jan-17	10,251	9,766	10,033
Feb-17	10,425	9,832	10,135
Mar-17	10,589	9,827	10,155
Apr-17	10,593	9,902	10,240
May-17	10,646	9,979	10,328
Jun-17	10,642	9,969	10,323
Jul-17	10,940	10,011	10,420
Aug-17	10,873	10,101	10,491
Sep-17	10,916	10,053	10,505
Oct-17	10,849	10,059	10,550
Nov-17	11,008	10,046	10,594
Dec-17	11,108	10,092	10,654
Jan-18	11,225	9,976	10,704
Feb-18	11,030	9,881	10,552
Mar-18	10,992	9,945	10,564
Apr-18	10,957	9,871	10,519
May-18	11,030	9,941	10,567
Jun-18	11,001	9,929	10,564
Jul-18	11,134	9,931	10,632
Aug-18	11,242	9,995	10,691
Sep-18	11,227	9,931	10,658
Oct-18	10,862	9,852	10,452
Nov-18	10,872	9,911	10,537
Dec-18	10,831	10,093	10,527
Jan-19	11,043	10,200	10,797
Feb-19	11,129	10,195	10,858
Mar-19	11,255	10,390	11,018
Apr-19	11,367	10,393	11,092
May-19	11,209	10,577	11,082
Jun-19	11,544	10,710	11,322
Jul-19	11,610	10,734	11,352
Aug-19	11,641	11,012	11,442
Sep-19	11,666	10,953	11,483
Oct-19	11,738	10,986	11,572
Nov-19	11,820	10,981	11,612
Dec-19	11,969	10,973	11,708
Jan-20	12,036	11,184	11,828
Feb-20	11,793	11,386	11,759
Mar-20	11,151	11,319	11,314
Apr-20	11,400	11,520	11,716
May-20	11,629	11,573	11,906
Jun-20	11,743	11,646	12,046
Jul-20	12,071	11,820	12,322
Aug-20	12,275	11,725	12,411
Sep-20	12,123	11,718	12,326
Oct-20	11,987	11,666	12,236
Nov-20	12,501	11,781	12,680
Dec-20	12,769	11,797	12,849
Jan-21	12,706	11,712	12,757
Feb-21	12,701	11,543	12,643
Mar-21	12,817	11,399	12,643
Apr-21	13,065	11,489	12,845
May-21	13,129	11,527	12,955
Jun-21	13,267	11,607	13,033
Jul-21	13,314	11,737	13,156
Aug-21	13,410	11,715	13,202
Sep-21	13,208	11,614	12,993
Oct-21	13,374	11,610	13,084
Nov-21	13,288	11,645	13,022
Dec-21	13,413	11,615	13,139
Jan-22	13,132	11,365	12,807
Feb-22	13,037	11,238	12,641
Mar-22	12,902	10,926	12,427
Apr-22	12,560	10,511	11,899
May-22	12,571	10,579	11,950
Jun-22	12,061	10,413	11,560
Jul-22	12,235	10,667	11,936
Aug-22	12,066	10,366	11,599
Sep-22	11,830	9,918	10,945
Oct-22	11,909	9,790	11,010
Nov-22	12,210	10,150	11,518
Dec-22	12,080	10,104	11,412
Jan-23	12,389	10,415	11,819
Feb-23	12,177	10,145	11,520
Mar-23	12,332	10,403	11,769
Apr-23	12,406	10,466	11,854
May-23	12,291	10,352	11,695
Jun-23	12,498	10,315	11,804
Jul-23	12,643	10,308	11,906
Aug-23	12,551	10,242	11,763
Sep-23	12,336	9,982	11,443
Oct-23	12,201	9,824	11,233
Nov-23	12,739	10,269	11,821
Dec-23	13,295	10,662	12,295
Jan-24	13,319	10,633	12,269
Feb-24	13,443	10,483	12,226
Mar-24	13,697	10,580	12,388
Apr-24	13,310	10,312	12,064
May-24	13,679	10,487	12,310
Jun-24	13,828	10,587	12,416
Jul-24	14,109	10,834	12,726
Aug-24	14,343	10,990	12,953
Sep-24	14,511	11,137	13,152
Oct-24	14,239	10,860	12,813
Nov-24	14,541	10,975	13,002
Dec-24	14,209	10,796	12,734
Jan-25	14,410	10,853	12,895
Feb-25	14,587	11,092	13,112
Mar-25	14,295	11,096	13,059
Apr-25	14,196	11,140	13,161
May-25	14,362	11,060	13,214
Jun-25	14,694	11,230	13,479
Jul-25	14,737	11,200	13,459
Aug-25	14,966	11,334	13,686
Sep-25	15,250	11,458	13,867
Oct-25	15,406	11,529	13,956
Nov-25	15,493	11,601	14,033
Dec-25	15,464	11,584	14,058
Jan-26	15,635	11,596	14,197
Feb-26	15,876	11,786	14,453
Mar-26	15,363	11,578	14,004
Apr-26	15,830	11,591	14,281
May-26	16,085	11,628	14,444
Jun-26	16,137	11,656	14,479

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$171,773,166
# of Portfolio Holdings	211
Portfolio Turnover Rate	76%
Advisory Fees and Waivers	411,416

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	9.82%	4.00%	4.90%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Conservative Target Risk Index	7.42%	2.13%	3.77%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	14.1%
Baird Core Plus Bond Fund - Class I	14.0%
Fidelity Advisor Capital & Income Fund - Class Z	10.5%
State Street SPDR Bloomberg High Yield Bond ETF	6.6%
Dodge & Cox Income Fund - Class I	6.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.2%
PGIM Total Return Bond Fund Class R6	4.1%
Guggenheim Total Return Bond Fund - Class I	4.1%
iShares 20+ Year Treasury Bond ETF	3.4%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.1%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	22.0%Footnote Reference
Registered Investment Companies	68.5%Footnote Reference
Money Market Registered Investment Companies	8.5%Footnote Reference
Call/Put Options Purchased	0.1%Footnote Reference
Assets/Other Liabilities (Net)	0.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    IFAAX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Institutional Class    IFAIX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$47	0.93%

Total Return Based on a $10,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,197	10,063	10,122
Aug-16	10,142	10,052	10,115
Sep-16	10,434	10,046	10,144
Oct-16	10,030	9,969	10,042
Nov-16	10,097	9,733	9,908
Dec-16	10,284	9,747	9,957
Jan-17	10,250	9,766	10,033
Feb-17	10,428	9,832	10,135
Mar-17	10,587	9,827	10,155
Apr-17	10,592	9,902	10,240
May-17	10,645	9,979	10,328
Jun-17	10,645	9,969	10,323
Jul-17	10,944	10,011	10,420
Aug-17	10,877	10,101	10,491
Sep-17	10,920	10,053	10,505
Oct-17	10,862	10,059	10,550
Nov-17	11,016	10,046	10,594
Dec-17	11,117	10,092	10,654
Jan-18	11,239	9,976	10,704
Feb-18	11,044	9,881	10,552
Mar-18	11,010	9,945	10,564
Apr-18	10,976	9,871	10,519
May-18	11,054	9,941	10,567
Jun-18	11,025	9,929	10,564
Jul-18	11,157	9,931	10,632
Aug-18	11,265	9,995	10,691
Sep-18	11,255	9,931	10,658
Oct-18	10,891	9,852	10,452
Nov-18	10,900	9,911	10,537
Dec-18	10,864	10,093	10,527
Jan-19	11,076	10,200	10,797
Feb-19	11,167	10,195	10,858
Mar-19	11,293	10,390	11,018
Apr-19	11,405	10,393	11,092
May-19	11,248	10,577	11,082
Jun-19	11,588	10,710	11,322
Jul-19	11,654	10,734	11,352
Aug-19	11,690	11,012	11,442
Sep-19	11,716	10,953	11,483
Oct-19	11,788	10,986	11,572
Nov-19	11,870	10,981	11,612
Dec-19	12,017	10,973	11,708
Jan-20	12,079	11,184	11,828
Feb-20	11,841	11,386	11,759
Mar-20	11,198	11,319	11,314
Apr-20	11,442	11,520	11,716
May-20	11,671	11,573	11,906
Jun-20	11,786	11,646	12,046
Jul-20	12,115	11,820	12,322
Aug-20	12,324	11,725	12,411
Sep-20	12,172	11,718	12,326
Oct-20	12,036	11,666	12,236
Nov-20	12,550	11,781	12,680
Dec-20	12,820	11,797	12,849
Jan-21	12,751	11,712	12,757
Feb-21	12,746	11,543	12,643
Mar-21	12,862	11,399	12,643
Apr-21	13,111	11,489	12,845
May-21	13,180	11,527	12,955
Jun-21	13,318	11,607	13,033
Jul-21	13,361	11,737	13,156
Aug-21	13,457	11,715	13,202
Sep-21	13,254	11,614	12,993
Oct-21	13,415	11,610	13,084
Nov-21	13,329	11,645	13,022
Dec-21	13,453	11,615	13,139
Jan-22	13,172	11,365	12,807
Feb-22	13,077	11,238	12,641
Mar-22	12,942	10,926	12,427
Apr-22	12,594	10,511	11,899
May-22	12,605	10,579	11,950
Jun-22	12,094	10,413	11,560
Jul-22	12,269	10,667	11,936
Aug-22	12,094	10,366	11,599
Sep-22	11,858	9,918	10,945
Oct-22	11,937	9,790	11,010
Nov-22	12,244	10,150	11,518
Dec-22	12,108	10,104	11,412
Jan-23	12,417	10,415	11,819
Feb-23	12,205	10,145	11,520
Mar-23	12,365	10,403	11,769
Apr-23	12,434	10,466	11,854
May-23	12,319	10,352	11,695
Jun-23	12,526	10,315	11,804
Jul-23	12,671	10,308	11,906
Aug-23	12,573	10,242	11,763
Sep-23	12,364	9,982	11,443
Oct-23	12,224	9,824	11,233
Nov-23	12,762	10,269	11,821
Dec-23	13,322	10,662	12,295
Jan-24	13,346	10,633	12,269
Feb-24	13,470	10,483	12,226
Mar-24	13,718	10,580	12,388
Apr-24	13,331	10,312	12,064
May-24	13,700	10,487	12,310
Jun-24	13,848	10,587	12,416
Jul-24	14,130	10,834	12,726
Aug-24	14,363	10,990	12,953
Sep-24	14,525	11,137	13,152
Oct-24	14,254	10,860	12,813
Nov-24	14,561	10,975	13,002
Dec-24	14,225	10,796	12,734
Jan-25	14,426	10,853	12,895
Feb-25	14,603	11,092	13,112
Mar-25	14,311	11,096	13,059
Apr-25	14,213	11,140	13,161
May-25	14,378	11,060	13,214
Jun-25	14,709	11,230	13,479
Jul-25	14,753	11,200	13,459
Aug-25	14,981	11,334	13,686
Sep-25	15,265	11,458	13,867
Oct-25	15,420	11,529	13,956
Nov-25	15,508	11,601	14,033
Dec-25	15,482	11,584	14,058
Jan-26	15,653	11,596	14,197
Feb-26	15,894	11,786	14,453
Mar-26	15,382	11,578	14,004
Apr-26	15,847	11,591	14,281
May-26	16,103	11,628	14,444
Jun-26	16,154	11,656	14,479

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$171,773,166
# of Portfolio Holdings	211
Portfolio Turnover Rate	76%
Advisory Fees and Waivers	411,416

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	9.82%	3.94%	4.91%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Conservative Target Risk Index	7.42%	2.13%	3.77%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	14.1%
Baird Core Plus Bond Fund - Class I	14.0%
Fidelity Advisor Capital & Income Fund - Class Z	10.5%
State Street SPDR Bloomberg High Yield Bond ETF	6.6%
Dodge & Cox Income Fund - Class I	6.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.2%
PGIM Total Return Bond Fund Class R6	4.1%
Guggenheim Total Return Bond Fund - Class I	4.1%
iShares 20+ Year Treasury Bond ETF	3.4%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.1%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	22.0%Footnote Reference
Registered Investment Companies	68.5%Footnote Reference
Money Market Registered Investment Companies	8.5%Footnote Reference
Call/Put Options Purchased	0.1%Footnote Reference
Assets/Other Liabilities (Net)	0.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    IFAIX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Retail Class    FLRUX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Conservative Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$61	1.19%

Total Return Based on a $10,000 Investment

Table Summary
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,197	10,063	10,122
Aug-16	10,142	10,052	10,115
Sep-16	10,434	10,046	10,144
Oct-16	10,030	9,969	10,042
Nov-16	10,102	9,733	9,908
Dec-16	10,287	9,747	9,957
Jan-17	10,248	9,766	10,033
Feb-17	10,422	9,832	10,135
Mar-17	10,581	9,827	10,155
Apr-17	10,581	9,902	10,240
May-17	10,629	9,979	10,328
Jun-17	10,625	9,969	10,323
Jul-17	10,924	10,011	10,420
Aug-17	10,851	10,101	10,491
Sep-17	10,895	10,053	10,505
Oct-17	10,827	10,059	10,550
Nov-17	10,982	10,046	10,594
Dec-17	11,073	10,092	10,654
Jan-18	11,190	9,976	10,704
Feb-18	10,999	9,881	10,552
Mar-18	10,955	9,945	10,564
Apr-18	10,920	9,871	10,519
May-18	10,994	9,941	10,567
Jun-18	10,960	9,929	10,564
Jul-18	11,088	9,931	10,632
Aug-18	11,197	9,995	10,691
Sep-18	11,182	9,931	10,658
Oct-18	10,819	9,852	10,452
Nov-18	10,824	9,911	10,537
Dec-18	10,783	10,093	10,527
Jan-19	10,997	10,200	10,797
Feb-19	11,078	10,195	10,858
Mar-19	11,205	10,390	11,018
Apr-19	11,313	10,393	11,092
May-19	11,149	10,577	11,082
Jun-19	11,486	10,710	11,322
Jul-19	11,548	10,734	11,352
Aug-19	11,574	11,012	11,442
Sep-19	11,599	10,953	11,483
Oct-19	11,666	10,986	11,572
Nov-19	11,744	10,981	11,612
Dec-19	11,888	10,973	11,708
Jan-20	11,950	11,184	11,828
Feb-20	11,706	11,386	11,759
Mar-20	11,066	11,319	11,314
Apr-20	11,306	11,520	11,716
May-20	11,530	11,573	11,906
Jun-20	11,640	11,646	12,046
Jul-20	11,959	11,820	12,322
Aug-20	12,163	11,725	12,411
Sep-20	12,006	11,718	12,326
Oct-20	11,870	11,666	12,236
Nov-20	12,374	11,781	12,680
Dec-20	12,634	11,797	12,849
Jan-21	12,565	11,712	12,757
Feb-21	12,560	11,543	12,643
Mar-21	12,666	11,399	12,643
Apr-21	12,909	11,489	12,845
May-21	12,973	11,527	12,955
Jun-21	13,100	11,607	13,033
Jul-21	13,142	11,737	13,156
Aug-21	13,232	11,715	13,202
Sep-21	13,031	11,614	12,993
Oct-21	13,190	11,610	13,084
Nov-21	13,100	11,645	13,022
Dec-21	13,220	11,615	13,139
Jan-22	12,941	11,365	12,807
Feb-22	12,846	11,238	12,641
Mar-22	12,711	10,926	12,427
Apr-22	12,370	10,511	11,899
May-22	12,381	10,579	11,950
Jun-22	11,878	10,413	11,560
Jul-22	12,046	10,667	11,936
Aug-22	11,873	10,366	11,599
Sep-22	11,637	9,918	10,945
Oct-22	11,710	9,790	11,010
Nov-22	11,998	10,150	11,518
Dec-22	11,866	10,104	11,412
Jan-23	12,168	10,415	11,819
Feb-23	11,957	10,145	11,520
Mar-23	12,105	10,403	11,769
Apr-23	12,174	10,466	11,854
May-23	12,054	10,352	11,695
Jun-23	12,260	10,315	11,804
Jul-23	12,398	10,308	11,906
Aug-23	12,300	10,242	11,763
Sep-23	12,087	9,982	11,443
Oct-23	11,954	9,824	11,233
Nov-23	12,475	10,269	11,821
Dec-23	13,013	10,662	12,295
Jan-24	13,037	10,633	12,269
Feb-24	13,154	10,483	12,226
Mar-24	13,400	10,580	12,388
Apr-24	13,017	10,312	12,064
May-24	13,376	10,487	12,310
Jun-24	13,517	10,587	12,416
Jul-24	13,784	10,834	12,726
Aug-24	14,009	10,990	12,953
Sep-24	14,170	11,137	13,152
Oct-24	13,895	10,860	12,813
Nov-24	14,193	10,975	13,002
Dec-24	13,863	10,796	12,734
Jan-25	14,055	10,853	12,895
Feb-25	14,230	11,092	13,112
Mar-25	13,941	11,096	13,059
Apr-25	13,844	11,140	13,161
May-25	13,996	11,060	13,214
Jun-25	14,317	11,230	13,479
Jul-25	14,359	11,200	13,459
Aug-25	14,578	11,334	13,686
Sep-25	14,853	11,458	13,867
Oct-25	15,000	11,529	13,956
Nov-25	15,080	11,601	14,033
Dec-25	15,048	11,584	14,058
Jan-26	15,211	11,596	14,197
Feb-26	15,442	11,786	14,453
Mar-26	14,943	11,578	14,004
Apr-26	15,389	11,591	14,281
May-26	15,640	11,628	14,444
Jun-26	15,684	11,656	14,479

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$171,773,166
# of Portfolio Holdings	211
Portfolio Turnover Rate	76%
Advisory Fees and Waivers	411,416

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	9.55%	3.67%	4.60%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Conservative Target Risk Index	7.42%	2.13%	3.77%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	14.1%
Baird Core Plus Bond Fund - Class I	14.0%
Fidelity Advisor Capital & Income Fund - Class Z	10.5%
State Street SPDR Bloomberg High Yield Bond ETF	6.6%
Dodge & Cox Income Fund - Class I	6.1%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	4.2%
PGIM Total Return Bond Fund Class R6	4.1%
Guggenheim Total Return Bond Fund - Class I	4.1%
iShares 20+ Year Treasury Bond ETF	3.4%
NVIDIA Corp	1.7%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.0%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.1%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	22.0%Footnote Reference
Registered Investment Companies	68.5%Footnote Reference
Money Market Registered Investment Companies	8.5%Footnote Reference
Call/Put Options Purchased	0.1%Footnote Reference
Assets/Other Liabilities (Net)	0.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLRUX

Conservative Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Adviser Class    DYGAX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$52	0.98%

Total Return Based on a $10,000 Investment

Table Summary
	Adviser Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,377	10,397	10,423
Aug-16	10,366	10,423	10,469
Sep-16	10,399	10,440	10,525
Oct-16	10,111	10,214	10,323
Nov-16	10,425	10,671	10,543
Dec-16	10,606	10,879	10,752
Jan-17	10,769	11,084	11,012
Feb-17	11,183	11,496	11,319
Mar-17	11,162	11,504	11,414
Apr-17	11,293	11,626	11,562
May-17	11,478	11,745	11,735
Jun-17	11,533	11,851	11,823
Jul-17	11,806	12,074	12,106
Aug-17	11,894	12,098	12,141
Sep-17	12,145	12,393	12,398
Oct-17	12,473	12,663	12,637
Nov-17	12,725	13,048	12,918
Dec-17	12,878	13,178	13,112
Jan-18	13,612	13,873	13,746
Feb-18	13,079	13,361	13,198
Mar-18	12,842	13,093	13,024
Apr-18	12,949	13,143	13,100
May-18	13,138	13,514	13,202
Jun-18	12,996	13,602	13,173
Jul-18	13,376	14,054	13,524
Aug-18	13,637	14,547	13,686
Sep-18	13,626	14,571	13,688
Oct-18	12,663	13,498	12,704
Nov-18	12,841	13,769	12,942
Dec-18	11,784	12,487	12,041
Jan-19	12,708	13,559	13,023
Feb-19	13,020	14,036	13,384
Mar-19	13,158	14,241	13,514
Apr-19	13,519	14,810	13,924
May-19	12,701	13,851	13,154
Jun-19	13,525	14,824	13,973
Jul-19	13,585	15,044	14,022
Aug-19	13,320	14,738	13,697
Sep-19	13,561	14,996	14,022
Oct-19	13,850	15,319	14,363
Nov-19	14,236	15,902	14,689
Dec-19	14,647	16,361	15,161
Jan-20	14,401	16,343	14,943
Feb-20	13,331	15,005	13,760
Mar-20	11,720	12,941	11,716
Apr-20	13,036	14,655	12,927
May-20	13,724	15,439	13,513
Jun-20	14,032	15,792	13,860
Jul-20	14,698	16,689	14,511
Aug-20	15,636	17,898	15,232
Sep-20	15,113	17,246	14,832
Oct-20	14,693	16,874	14,571
Nov-20	16,250	18,927	16,419
Dec-20	16,969	19,778	17,171
Jan-21	16,969	19,690	17,099
Feb-21	17,309	20,306	17,629
Mar-21	17,889	21,033	18,137
Apr-21	18,595	22,118	18,862
May-21	18,872	22,219	19,194
Jun-21	19,137	22,767	19,324
Jul-21	19,301	23,152	19,407
Aug-21	19,780	23,812	19,824
Sep-21	18,968	22,743	19,121
Oct-21	20,031	24,281	19,887
Nov-21	19,664	23,912	19,285
Dec-21	20,366	24,853	20,141
Jan-22	19,353	23,391	19,167
Feb-22	18,948	22,802	18,851
Mar-22	19,367	23,542	19,164
Apr-22	17,833	21,429	17,803
May-22	17,920	21,400	17,822
Jun-22	16,458	19,610	16,309
Jul-22	17,616	21,450	17,401
Aug-22	16,878	20,649	16,839
Sep-22	15,503	18,734	15,276
Oct-22	16,749	20,271	16,208
Nov-22	18,039	21,329	17,492
Dec-22	17,265	20,080	16,933
Jan-23	18,299	21,463	18,140
Feb-23	17,744	20,961	17,602
Mar-23	18,314	21,522	17,848
Apr-23	18,644	21,751	18,030
May-23	18,374	21,836	17,653
Jun-23	19,409	23,327	18,632
Jul-23	19,950	24,163	19,338
Aug-23	19,574	23,696	18,753
Sep-23	18,807	22,568	18,025
Oct-23	18,218	21,969	17,381
Nov-23	19,728	24,018	18,948
Dec-23	20,843	25,292	20,032
Jan-24	20,934	25,572	20,003
Feb-24	21,998	26,956	20,685
Mar-24	22,849	27,826	21,347
Apr-24	21,827	26,602	20,598
May-24	22,941	27,858	21,233
Jun-24	23,246	28,721	21,403
Jul-24	23,721	29,255	21,980
Aug-24	24,211	29,892	22,547
Sep-24	24,364	30,510	23,076
Oct-24	23,872	30,286	22,516
Nov-24	24,841	32,301	23,427
Dec-24	23,886	31,313	22,537
Jan-25	24,620	32,302	23,375
Feb-25	24,480	31,683	23,322
Mar-25	23,309	29,835	22,693
Apr-25	23,326	29,635	22,989
May-25	24,589	31,513	24,054
Jun-25	25,571	33,114	24,989
Jul-25	25,747	33,843	25,150
Aug-25	26,522	34,626	25,814
Sep-25	27,296	35,821	26,482
Oct-25	27,721	36,589	26,715
Nov-25	27,968	36,690	26,833
Dec-25	28,069	36,682	27,141
Jan-26	28,956	37,251	28,087
Feb-26	29,390	37,074	28,866
Mar-26	27,713	35,231	26,730
Apr-26	30,153	38,825	29,025
May-26	31,421	40,792	30,344
Jun-26	31,478	40,672	30,636

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$591,301,042
# of Portfolio Holdings	221
Portfolio Turnover Rate	131%
Advisory Fees and Waivers	1,730,836

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	23.10%	10.47%	12.15%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Aggressive Target Risk Index	22.60%	9.66%	11.85%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	4.4%
Apple Inc	4.4%
Alphabet Inc - Class C	3.7%
Microsoft Corp	3.4%
Mastercard Inc	1.6%
Broadcom Inc	1.5%
Micron Technology Inc	1.3%
Eli Lilly & Co	1.2%
Simon Property Group Inc	1.2%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.4%Footnote Reference
Industrials	11.8%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	59.4%Footnote Reference
Registered Investment Companies	4.8%Footnote Reference
Money Market Registered Investment Companies	32.8%Footnote Reference
Assets/Other Liabilities (Net)	3.0%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    DYGAX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Institutional Class    DYGIX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$51	0.96%

Total Return Based on a $10,000 Investment

Table Summary
	Institutional Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,377	10,397	10,423
Aug-16	10,366	10,423	10,469
Sep-16	10,399	10,440	10,525
Oct-16	10,111	10,214	10,323
Nov-16	10,425	10,671	10,543
Dec-16	10,597	10,879	10,752
Jan-17	10,771	11,084	11,012
Feb-17	11,185	11,496	11,319
Mar-17	11,163	11,504	11,414
Apr-17	11,284	11,626	11,562
May-17	11,469	11,745	11,735
Jun-17	11,535	11,851	11,823
Jul-17	11,808	12,074	12,106
Aug-17	11,896	12,098	12,141
Sep-17	12,159	12,393	12,398
Oct-17	12,487	12,663	12,637
Nov-17	12,739	13,048	12,918
Dec-17	12,886	13,178	13,112
Jan-18	13,634	13,873	13,746
Feb-18	13,088	13,361	13,198
Mar-18	12,862	13,093	13,024
Apr-18	12,969	13,143	13,100
May-18	13,159	13,514	13,202
Jun-18	13,029	13,602	13,173
Jul-18	13,410	14,054	13,524
Aug-18	13,684	14,547	13,686
Sep-18	13,672	14,571	13,688
Oct-18	12,706	13,498	12,704
Nov-18	12,885	13,769	12,942
Dec-18	11,832	12,487	12,041
Jan-19	12,759	13,559	13,023
Feb-19	13,073	14,036	13,384
Mar-19	13,217	14,241	13,514
Apr-19	13,579	14,810	13,924
May-19	12,746	13,851	13,154
Jun-19	13,579	14,824	13,973
Jul-19	13,652	15,044	14,022
Aug-19	13,386	14,738	13,697
Sep-19	13,628	14,996	14,022
Oct-19	13,919	15,319	14,363
Nov-19	14,307	15,902	14,689
Dec-19	14,719	16,361	15,161
Jan-20	14,471	16,343	14,943
Feb-20	13,395	15,005	13,760
Mar-20	11,775	12,941	11,716
Apr-20	13,111	14,655	12,927
May-20	13,803	15,439	13,513
Jun-20	14,116	15,792	13,860
Jul-20	14,787	16,689	14,511
Aug-20	15,730	17,898	15,232
Sep-20	15,198	17,246	14,832
Oct-20	14,775	16,874	14,571
Nov-20	16,342	18,927	16,419
Dec-20	17,065	19,778	17,171
Jan-21	17,053	19,690	17,099
Feb-21	17,408	20,306	17,629
Mar-21	17,979	21,033	18,137
Apr-21	18,689	22,118	18,862
May-21	18,968	22,219	19,194
Jun-21	19,235	22,767	19,324
Jul-21	19,400	23,152	19,407
Aug-21	19,882	23,812	19,824
Sep-21	19,064	22,743	19,121
Oct-21	20,133	24,281	19,887
Nov-21	19,751	23,912	19,285
Dec-21	20,457	24,853	20,141
Jan-22	19,452	23,391	19,167
Feb-22	19,029	22,802	18,851
Mar-22	19,466	23,542	19,164
Apr-22	17,922	21,429	17,803
May-22	18,009	21,400	17,822
Jun-22	16,538	19,610	16,309
Jul-22	17,703	21,450	17,401
Aug-22	16,960	20,649	16,839
Sep-22	15,576	18,734	15,276
Oct-22	16,816	20,271	16,208
Nov-22	18,114	21,329	17,492
Dec-22	17,336	20,080	16,933
Jan-23	18,377	21,463	18,140
Feb-23	17,818	20,961	17,602
Mar-23	18,392	21,522	17,848
Apr-23	18,724	21,751	18,030
May-23	18,452	21,836	17,653
Jun-23	19,479	23,327	18,632
Jul-23	20,024	24,163	19,338
Aug-23	19,661	23,696	18,753
Sep-23	18,873	22,568	18,025
Oct-23	18,280	21,969	17,381
Nov-23	19,800	24,018	18,948
Dec-23	20,932	25,292	20,032
Jan-24	21,008	25,572	20,003
Feb-24	22,078	26,956	20,685
Mar-24	22,935	27,826	21,347
Apr-24	21,907	26,602	20,598
May-24	23,027	27,858	21,233
Jun-24	23,318	28,721	21,403
Jul-24	23,795	29,255	21,980
Aug-24	24,288	29,892	22,547
Sep-24	24,441	30,510	23,076
Oct-24	23,947	30,286	22,516
Nov-24	24,921	32,301	23,427
Dec-24	23,949	31,313	22,537
Jan-25	24,687	32,302	23,375
Feb-25	24,546	31,683	23,322
Mar-25	23,387	29,835	22,693
Apr-25	23,404	29,635	22,989
May-25	24,656	31,513	24,054
Jun-25	25,643	33,114	24,989
Jul-25	25,837	33,843	25,150
Aug-25	26,598	34,626	25,814
Sep-25	27,394	35,821	26,482
Oct-25	27,820	36,589	26,715
Nov-25	28,051	36,690	26,833
Dec-25	28,165	36,682	27,141
Jan-26	29,036	37,251	28,087
Feb-26	29,491	37,074	28,866
Mar-26	27,807	35,231	26,730
Apr-26	30,239	38,825	29,025
May-26	31,532	40,792	30,344
Jun-26	31,590	40,672	30,636

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$591,301,042
# of Portfolio Holdings	221
Portfolio Turnover Rate	131%
Advisory Fees and Waivers	1,730,836

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	23.19%	10.43%	12.19%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Aggressive Target Risk Index	22.60%	9.66%	11.85%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	4.4%
Apple Inc	4.4%
Alphabet Inc - Class C	3.7%
Microsoft Corp	3.4%
Mastercard Inc	1.6%
Broadcom Inc	1.5%
Micron Technology Inc	1.3%
Eli Lilly & Co	1.2%
Simon Property Group Inc	1.2%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.4%Footnote Reference
Industrials	11.8%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	59.4%Footnote Reference
Registered Investment Companies	4.8%Footnote Reference
Money Market Registered Investment Companies	32.8%Footnote Reference
Assets/Other Liabilities (Net)	3.0%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    DYGIX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Retail Class    FLDGX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Dynamic Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$68	1.28%

Total Return Based on a $10,000 Investment

Table Summary
	Retail Class	Russell 3000 Index	Morningstar Aggressive Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,377	10,397	10,423
Aug-16	10,366	10,423	10,469
Sep-16	10,399	10,440	10,525
Oct-16	10,111	10,214	10,323
Nov-16	10,425	10,671	10,543
Dec-16	10,594	10,879	10,752
Jan-17	10,757	11,084	11,012
Feb-17	11,171	11,496	11,319
Mar-17	11,150	11,504	11,414
Apr-17	11,270	11,626	11,562
May-17	11,455	11,745	11,735
Jun-17	11,515	11,851	11,823
Jul-17	11,777	12,074	12,106
Aug-17	11,865	12,098	12,141
Sep-17	12,116	12,393	12,398
Oct-17	12,444	12,663	12,637
Nov-17	12,684	13,048	12,918
Dec-17	12,840	13,178	13,112
Jan-18	13,574	13,873	13,746
Feb-18	13,029	13,361	13,198
Mar-18	12,793	13,093	13,024
Apr-18	12,899	13,143	13,100
May-18	13,089	13,514	13,202
Jun-18	12,947	13,602	13,173
Jul-18	13,326	14,054	13,524
Aug-18	13,587	14,547	13,686
Sep-18	13,563	14,571	13,688
Oct-18	12,602	13,498	12,704
Nov-18	12,780	13,769	12,942
Dec-18	11,729	12,487	12,041
Jan-19	12,651	13,559	13,023
Feb-19	12,951	14,036	13,384
Mar-19	13,094	14,241	13,514
Apr-19	13,442	14,810	13,924
May-19	12,627	13,851	13,154
Jun-19	13,442	14,824	13,973
Jul-19	13,502	15,044	14,022
Aug-19	13,238	14,738	13,697
Sep-19	13,466	14,996	14,022
Oct-19	13,755	15,319	14,363
Nov-19	14,140	15,902	14,689
Dec-19	14,543	16,361	15,161
Jan-20	14,286	16,343	14,943
Feb-20	13,220	15,005	13,760
Mar-20	11,615	12,941	11,716
Apr-20	12,926	14,655	12,927
May-20	13,612	15,439	13,513
Jun-20	13,906	15,792	13,860
Jul-20	14,557	16,689	14,511
Aug-20	15,489	17,898	15,232
Sep-20	14,959	17,246	14,832
Oct-20	14,542	16,874	14,571
Nov-20	16,077	18,927	16,419
Dec-20	16,779	19,778	17,171
Jan-21	16,766	19,690	17,099
Feb-21	17,105	20,306	17,629
Mar-21	17,669	21,033	18,137
Apr-21	18,358	22,118	18,862
May-21	18,634	22,219	19,194
Jun-21	18,884	22,767	19,324
Jul-21	19,047	23,152	19,407
Aug-21	19,511	23,812	19,824
Sep-21	18,697	22,743	19,121
Oct-21	19,741	24,281	19,887
Nov-21	19,364	23,912	19,285
Dec-21	20,058	24,853	20,141
Jan-22	19,065	23,391	19,167
Feb-22	18,647	22,802	18,851
Mar-22	19,065	23,542	19,164
Apr-22	17,538	21,429	17,803
May-22	17,625	21,400	17,822
Jun-22	16,185	19,610	16,309
Jul-22	17,308	21,450	17,401
Aug-22	16,588	20,649	16,839
Sep-22	15,234	18,734	15,276
Oct-22	16,445	20,271	16,208
Nov-22	17,700	21,329	17,492
Dec-22	16,943	20,080	16,933
Jan-23	17,943	21,463	18,140
Feb-23	17,406	20,961	17,602
Mar-23	17,958	21,522	17,848
Apr-23	18,286	21,751	18,030
May-23	18,003	21,836	17,653
Jun-23	19,018	23,327	18,632
Jul-23	19,526	24,163	19,338
Aug-23	19,167	23,696	18,753
Sep-23	18,405	22,568	18,025
Oct-23	17,820	21,969	17,381
Nov-23	19,304	24,018	18,948
Dec-23	20,390	25,292	20,032
Jan-24	20,466	25,572	20,003
Feb-24	21,505	26,956	20,685
Mar-24	22,334	27,826	21,347
Apr-24	21,322	26,602	20,598
May-24	22,410	27,858	21,233
Jun-24	22,697	28,721	21,403
Jul-24	23,152	29,255	21,980
Aug-24	23,622	29,892	22,547
Sep-24	23,758	30,510	23,076
Oct-24	23,272	30,286	22,516
Nov-24	24,214	32,301	23,427
Dec-24	23,277	31,313	22,537
Jan-25	23,985	32,302	23,375
Feb-25	23,847	31,683	23,322
Mar-25	22,707	29,835	22,693
Apr-25	22,724	29,635	22,989
May-25	23,936	31,513	24,054
Jun-25	24,889	33,114	24,989
Jul-25	25,063	33,843	25,150
Aug-25	25,810	34,626	25,814
Sep-25	26,557	35,821	26,482
Oct-25	26,957	36,589	26,715
Nov-25	27,184	36,690	26,833
Dec-25	27,285	36,682	27,141
Jan-26	28,122	37,251	28,087
Feb-26	28,549	37,074	28,866
Mar-26	26,915	35,231	26,730
Apr-26	29,262	38,825	29,025
May-26	30,492	40,792	30,344
Jun-26	30,548	40,672	30,636

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$591,301,042
# of Portfolio Holdings	221
Portfolio Turnover Rate	131%
Advisory Fees and Waivers	1,730,836

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	22.74%	10.10%	11.81%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Aggressive Target Risk Index	22.60%	9.66%	11.85%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	4.4%
Apple Inc	4.4%
Alphabet Inc - Class C	3.7%
Microsoft Corp	3.4%
Mastercard Inc	1.6%
Broadcom Inc	1.5%
Micron Technology Inc	1.3%
Eli Lilly & Co	1.2%
Simon Property Group Inc	1.2%
Meta Platforms Inc	1.2%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.9%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.4%Footnote Reference
Industrials	11.8%Footnote Reference
Financials	15.5%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	59.4%Footnote Reference
Registered Investment Companies	4.8%Footnote Reference
Money Market Registered Investment Companies	32.8%Footnote Reference
Assets/Other Liabilities (Net)	3.0%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDGX

Dynamic Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Adviser Class    GBPAX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$77	1.45%

Total Return Based on a $10,000 Investment

Table Summary
	Adviser Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-16	10,000	10,000	10,000
Jul-16	10,391	10,397	10,301
Aug-16	10,424	10,423	10,316
Sep-16	10,533	10,440	10,377
Oct-16	10,250	10,214	10,172
Nov-16	10,326	10,671	10,102
Dec-16	10,490	10,879	10,234
Jan-17	10,764	11,084	10,441
Feb-17	11,005	11,496	10,646
Mar-17	11,125	11,504	10,737
Apr-17	11,279	11,626	10,890
May-17	11,443	11,745	11,084
Jun-17	11,509	11,851	11,117
Jul-17	11,882	12,074	11,346
Aug-17	11,992	12,098	11,411
Sep-17	12,245	12,393	11,531
Oct-17	12,563	12,663	11,666
Nov-17	12,739	13,048	11,848
Dec-17	12,886	13,178	11,980
Jan-18	13,556	13,873	12,399
Feb-18	13,064	13,361	12,048
Mar-18	12,875	13,093	11,960
Apr-18	12,953	13,143	11,967
May-18	12,964	13,514	11,985
Jun-18	12,808	13,602	11,941
Jul-18	13,133	14,054	12,146
Aug-18	13,245	14,547	12,250
Sep-18	13,256	14,571	12,234
Oct-18	12,248	13,498	11,622
Nov-18	12,337	13,769	11,757
Dec-18	12,018	12,487	11,320
Jan-19	12,194	13,559	11,911
Feb-19	12,347	14,036	12,083
Mar-19	12,435	14,241	12,234
Apr-19	12,694	14,810	12,466
May-19	12,024	13,851	12,108
Jun-19	12,723	14,824	12,652
Jul-19	12,676	15,044	12,674
Aug-19	12,440	14,738	12,596
Sep-19	12,688	14,996	12,712
Oct-19	12,971	15,319	12,954
Nov-19	13,218	15,902	13,118
Dec-19	13,622	16,361	13,418
Jan-20	13,322	16,343	13,400
Feb-20	12,422	15,005	12,780
Mar-20	10,982	12,941	11,592
Apr-20	11,390	14,655	12,387
May-20	11,678	15,439	12,771
Jun-20	11,810	15,792	13,051
Jul-20	12,206	16,689	13,602
Aug-20	12,866	17,898	14,087
Sep-20	12,542	17,246	13,803
Oct-20	12,217	16,874	13,600
Nov-20	13,483	18,927	14,733
Dec-20	14,089	19,778	15,235
Jan-21	14,064	19,690	15,139
Feb-21	14,335	20,306	15,272
Mar-21	14,693	21,033	15,451
Apr-21	15,174	22,118	15,958
May-21	15,470	22,219	16,155
Jun-21	15,569	22,767	16,253
Jul-21	15,606	23,152	16,377
Aug-21	15,877	23,812	16,611
Sep-21	15,335	22,743	16,101
Oct-21	15,865	24,281	16,551
Nov-21	15,483	23,912	16,270
Dec-21	15,906	24,853	16,653
Jan-22	15,358	23,391	15,976
Feb-22	15,098	22,802	15,668
Mar-22	15,029	23,542	15,684
Apr-22	14,235	21,429	14,623
May-22	14,276	21,400	14,643
Jun-22	13,701	19,610	13,702
Jul-22	14,057	21,450	14,416
Aug-22	13,605	20,649	13,909
Sep-22	12,714	18,734	12,813
Oct-22	13,303	20,271	13,241
Nov-22	14,277	21,329	14,119
Dec-22	13,914	20,080	13,805
Jan-23	14,729	21,463	14,573
Feb-23	14,273	20,961	14,165
Mar-23	14,646	21,522	14,548
Apr-23	14,894	21,751	14,696
May-23	14,563	21,836	14,501
Jun-23	15,198	23,327	15,032
Jul-23	15,630	24,163	15,398
Aug-23	15,184	23,696	15,066
Sep-23	14,614	22,568	14,524
Oct-23	14,194	21,969	14,159
Nov-23	15,299	24,018	15,221
Dec-23	16,115	25,292	15,939
Jan-24	16,073	25,572	15,917
Feb-24	16,680	26,956	16,255
Mar-24	17,244	27,826	16,619
Apr-24	16,592	26,602	16,120
May-24	17,329	27,858	16,618
Jun-24	17,414	28,721	16,842
Jul-24	17,799	29,255	17,230
Aug-24	18,155	29,892	17,626
Sep-24	18,368	30,510	17,985
Oct-24	17,838	30,286	17,499
Nov-24	18,296	32,301	17,936
Dec-24	17,633	31,313	17,498
Jan-25	18,193	32,302	17,889
Feb-25	18,353	31,683	17,927
Mar-25	17,801	29,835	17,544
Apr-25	17,946	29,635	17,801
May-25	18,780	31,513	18,381
Jun-25	19,471	33,114	19,005
Jul-25	19,390	33,843	19,086
Aug-25	20,002	34,626	19,497
Sep-25	20,550	35,821	19,977
Oct-25	20,873	36,589	20,238
Nov-25	21,003	36,690	20,283
Dec-25	21,123	36,682	20,417
Jan-26	21,818	37,251	20,878
Feb-26	22,221	37,074	21,186
Mar-26	20,977	35,231	19,993
Apr-26	22,791	38,825	21,331
May-26	23,688	40,792	22,045
Jun-26	23,798	40,672	21,919

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$43,178,179
# of Portfolio Holdings	222
Portfolio Turnover Rate	172%
Advisory Fees and Waivers	151,151

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	22.23%	8.86%	9.06%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Global Allocation Index	15.33%	6.16%	8.16%

What did the Fund invest in?

Top 10 Holdings

Table Summary
iShares MSCI Japan ETF	4.9%
NVIDIA Corp	4.1%
Apple Inc	4.0%
Alphabet Inc - Class C	3.2%
iShares MSCI Taiwan ETF	3.1%
Microsoft Corp	3.1%
iShares MSCI South Korea ETF	2.8%
iShares MSCI Switzerland ETF	2.0%
iShares MSCI Australia ETF	1.7%
iShares MSCI Netherlands ETF	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.2%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.5%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.0%Footnote Reference
Information Technology	39.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	54.2%Footnote Reference
Registered Investment Companies	24.9%Footnote Reference
Money Market Registered Investment Companies	18.7%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    GBPAX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Institutional Class    GBPIX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$73	1.38%

Total Return Based on a $10,000 Investment

Table Summary
	Institutional Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-16	10,000	10,000	10,000
Jul-16	10,391	10,397	10,301
Aug-16	10,424	10,423	10,316
Sep-16	10,533	10,440	10,377
Oct-16	10,250	10,214	10,172
Nov-16	10,326	10,671	10,102
Dec-16	10,489	10,879	10,234
Jan-17	10,763	11,084	10,441
Feb-17	11,004	11,496	10,646
Mar-17	11,124	11,504	10,737
Apr-17	11,278	11,626	10,890
May-17	11,442	11,745	11,084
Jun-17	11,508	11,851	11,117
Jul-17	11,881	12,074	11,346
Aug-17	11,990	12,098	11,411
Sep-17	12,243	12,393	11,531
Oct-17	12,572	12,663	11,666
Nov-17	12,747	13,048	11,848
Dec-17	12,909	13,178	11,980
Jan-18	13,579	13,873	12,399
Feb-18	13,088	13,361	12,048
Mar-18	12,909	13,093	11,960
Apr-18	12,976	13,143	11,967
May-18	12,998	13,514	11,985
Jun-18	12,842	13,602	11,941
Jul-18	13,168	14,054	12,146
Aug-18	13,291	14,547	12,250
Sep-18	13,302	14,571	12,234
Oct-18	12,292	13,498	11,622
Nov-18	12,382	13,769	11,757
Dec-18	12,061	12,487	11,320
Jan-19	12,249	13,559	11,911
Feb-19	12,402	14,036	12,083
Mar-19	12,496	14,241	12,234
Apr-19	12,756	14,810	12,466
May-19	12,083	13,851	12,108
Jun-19	12,791	14,824	12,652
Jul-19	12,756	15,044	12,674
Aug-19	12,507	14,738	12,596
Sep-19	12,768	14,996	12,712
Oct-19	13,052	15,319	12,954
Nov-19	13,301	15,902	13,118
Dec-19	13,707	16,361	13,418
Jan-20	13,406	16,343	13,400
Feb-20	12,489	15,005	12,780
Mar-20	11,053	12,941	11,592
Apr-20	11,463	14,655	12,387
May-20	11,753	15,439	12,771
Jun-20	11,885	15,792	13,051
Jul-20	12,284	16,689	13,602
Aug-20	12,947	17,898	14,087
Sep-20	12,623	17,246	13,803
Oct-20	12,294	16,874	13,600
Nov-20	13,573	18,927	14,733
Dec-20	14,178	19,778	15,235
Jan-21	14,165	19,690	15,139
Feb-21	14,439	20,306	15,272
Mar-21	14,800	21,033	15,451
Apr-21	15,286	22,118	15,958
May-21	15,585	22,219	16,155
Jun-21	15,685	22,767	16,253
Jul-21	15,722	23,152	16,377
Aug-21	15,996	23,812	16,611
Sep-21	15,448	22,743	16,101
Oct-21	15,984	24,281	16,551
Nov-21	15,585	23,912	16,270
Dec-21	16,027	24,853	16,653
Jan-22	15,473	23,391	15,976
Feb-22	15,197	22,802	15,668
Mar-22	15,141	23,542	15,684
Apr-22	14,338	21,429	14,623
May-22	14,380	21,400	14,643
Jun-22	13,799	19,610	13,702
Jul-22	14,159	21,450	14,416
Aug-22	13,702	20,649	13,909
Sep-22	12,802	18,734	12,813
Oct-22	13,397	20,271	13,241
Nov-22	14,381	21,329	14,119
Dec-22	14,014	20,080	13,805
Jan-23	14,837	21,463	14,573
Feb-23	14,376	20,961	14,165
Mar-23	14,739	21,522	14,548
Apr-23	15,004	21,751	14,696
May-23	14,669	21,836	14,501
Jun-23	15,297	23,327	15,032
Jul-23	15,733	24,163	15,398
Aug-23	15,297	23,696	15,066
Sep-23	14,721	22,568	14,524
Oct-23	14,284	21,969	14,159
Nov-23	15,399	24,018	15,221
Dec-23	16,238	25,292	15,939
Jan-24	16,181	25,572	15,917
Feb-24	16,808	26,956	16,255
Mar-24	17,349	27,826	16,619
Apr-24	16,706	26,602	16,120
May-24	17,449	27,858	16,618
Jun-24	17,535	28,721	16,842
Jul-24	17,923	29,255	17,230
Aug-24	18,283	29,892	17,626
Sep-24	18,498	30,510	17,985
Oct-24	17,949	30,286	17,499
Nov-24	18,411	32,301	17,936
Dec-24	17,772	31,313	17,498
Jan-25	18,337	32,302	17,889
Feb-25	18,386	31,683	17,927
Mar-25	17,845	29,835	17,544
Apr-25	17,990	29,635	17,801
May-25	18,817	31,513	18,381
Jun-25	19,498	33,114	19,005
Jul-25	19,433	33,843	19,086
Aug-25	20,051	34,626	19,497
Sep-25	20,605	35,821	19,977
Oct-25	20,915	36,589	20,238
Nov-25	21,046	36,690	20,283
Dec-25	21,186	36,682	20,417
Jan-26	21,872	37,251	20,878
Feb-26	22,280	37,074	21,186
Mar-26	21,020	35,231	19,993
Apr-26	22,856	38,825	21,331
May-26	23,747	40,792	22,045
Jun-26	23,858	40,672	21,919

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$43,178,179
# of Portfolio Holdings	222
Portfolio Turnover Rate	172%
Advisory Fees and Waivers	151,151

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	22.36%	8.75%	9.08%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Global Allocation Index	15.33%	6.16%	8.16%

What did the Fund invest in?

Top 10 Holdings

Table Summary
iShares MSCI Japan ETF	4.9%
NVIDIA Corp	4.1%
Apple Inc	4.0%
Alphabet Inc - Class C	3.2%
iShares MSCI Taiwan ETF	3.1%
Microsoft Corp	3.1%
iShares MSCI South Korea ETF	2.8%
iShares MSCI Switzerland ETF	2.0%
iShares MSCI Australia ETF	1.7%
iShares MSCI Netherlands ETF	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.2%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.5%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.0%Footnote Reference
Information Technology	39.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	54.2%Footnote Reference
Registered Investment Companies	24.9%Footnote Reference
Money Market Registered Investment Companies	18.7%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    GBPIX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Retail Class    FLFGX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Global Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$93	1.76%

Total Return Based on a $10,000 Investment

Table Summary
	Retail Class	Russell 3000 Index	Morningstar Global Allocation Index
Jun-16	10,000	10,000	10,000
Jul-16	10,391	10,397	10,301
Aug-16	10,424	10,423	10,316
Sep-16	10,533	10,440	10,377
Oct-16	10,250	10,214	10,172
Nov-16	10,326	10,671	10,102
Dec-16	10,477	10,879	10,234
Jan-17	10,740	11,084	10,441
Feb-17	10,982	11,496	10,646
Mar-17	11,102	11,504	10,737
Apr-17	11,245	11,626	10,890
May-17	11,409	11,745	11,084
Jun-17	11,469	11,851	11,117
Jul-17	11,842	12,074	11,346
Aug-17	11,941	12,098	11,411
Sep-17	12,193	12,393	11,531
Oct-17	12,511	12,663	11,666
Nov-17	12,675	13,048	11,848
Dec-17	12,817	13,178	11,980
Jan-18	13,484	13,873	12,399
Feb-18	12,995	13,361	12,048
Mar-18	12,806	13,093	11,960
Apr-18	12,873	13,143	11,967
May-18	12,884	13,514	11,985
Jun-18	12,723	13,602	11,941
Jul-18	13,046	14,054	12,146
Aug-18	13,157	14,547	12,250
Sep-18	13,169	14,571	12,234
Oct-18	12,166	13,498	11,622
Nov-18	12,244	13,769	11,757
Dec-18	11,928	12,487	11,320
Jan-19	12,115	13,559	11,911
Feb-19	12,255	14,036	12,083
Mar-19	12,337	14,241	12,234
Apr-19	12,594	14,810	12,466
May-19	11,928	13,851	12,108
Jun-19	12,617	14,824	12,652
Jul-19	12,570	15,044	12,674
Aug-19	12,336	14,738	12,596
Sep-19	12,582	14,996	12,712
Oct-19	12,851	15,319	12,954
Nov-19	13,097	15,902	13,118
Dec-19	13,499	16,361	13,418
Jan-20	13,189	16,343	13,400
Feb-20	12,295	15,005	12,780
Mar-20	10,875	12,941	11,592
Apr-20	11,269	14,655	12,387
May-20	11,543	15,439	12,771
Jun-20	11,686	15,792	13,051
Jul-20	12,068	16,689	13,602
Aug-20	12,712	17,898	14,087
Sep-20	12,390	17,246	13,803
Oct-20	12,068	16,874	13,600
Nov-20	13,320	18,927	14,733
Dec-20	13,899	19,778	15,235
Jan-21	13,887	19,690	15,139
Feb-21	14,143	20,306	15,272
Mar-21	14,497	21,033	15,451
Apr-21	14,972	22,118	15,958
May-21	15,252	22,219	16,155
Jun-21	15,350	22,767	16,253
Jul-21	15,374	23,152	16,377
Aug-21	15,643	23,812	16,611
Sep-21	15,106	22,743	16,101
Oct-21	15,618	24,281	16,551
Nov-21	15,228	23,912	16,270
Dec-21	15,648	24,853	16,653
Jan-22	15,093	23,391	15,976
Feb-22	14,835	22,802	15,668
Mar-22	14,754	23,542	15,684
Apr-22	13,982	21,429	14,623
May-22	14,009	21,400	14,643
Jun-22	13,440	19,610	13,702
Jul-22	13,779	21,450	14,416
Aug-22	13,331	20,649	13,909
Sep-22	12,451	18,734	12,813
Oct-22	13,033	20,271	13,241
Nov-22	13,983	21,329	14,119
Dec-22	13,623	20,080	13,805
Jan-23	14,415	21,463	14,573
Feb-23	13,965	20,961	14,165
Mar-23	14,319	21,522	14,548
Apr-23	14,565	21,751	14,696
May-23	14,237	21,836	14,501
Jun-23	14,839	23,327	15,032
Jul-23	15,264	24,163	15,398
Aug-23	14,825	23,696	15,066
Sep-23	14,262	22,568	14,524
Oct-23	13,849	21,969	14,159
Nov-23	14,910	24,018	15,221
Dec-23	15,717	25,292	15,939
Jan-24	15,662	25,572	15,917
Feb-24	16,259	26,956	16,255
Mar-24	16,786	27,826	16,619
Apr-24	16,160	26,602	16,120
May-24	16,870	27,858	16,618
Jun-24	16,954	28,721	16,842
Jul-24	17,317	29,255	17,230
Aug-24	17,653	29,892	17,626
Sep-24	17,849	30,510	17,985
Oct-24	17,329	30,286	17,499
Nov-24	17,764	32,301	17,936
Dec-24	17,136	31,313	17,498
Jan-25	17,670	32,302	17,889
Feb-25	17,717	31,683	17,927
Mar-25	17,191	29,835	17,544
Apr-25	17,317	29,635	17,801
May-25	18,120	31,513	18,381
Jun-25	18,781	33,114	19,005
Jul-25	18,702	33,843	19,086
Aug-25	19,287	34,626	19,497
Sep-25	19,808	35,821	19,977
Oct-25	20,109	36,589	20,238
Nov-25	20,236	36,690	20,283
Dec-25	20,352	36,682	20,417
Jan-26	21,016	37,251	20,878
Feb-26	21,393	37,074	21,186
Mar-26	20,177	35,231	19,993
Apr-26	21,920	38,825	21,331
May-26	22,783	40,792	22,045
Jun-26	22,882	40,672	21,919

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$43,178,179
# of Portfolio Holdings	222
Portfolio Turnover Rate	172%
Advisory Fees and Waivers	151,151

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	21.83%	8.31%	8.63%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Global Allocation Index	15.33%	6.16%	8.16%

What did the Fund invest in?

Top 10 Holdings

Table Summary
iShares MSCI Japan ETF	4.9%
NVIDIA Corp	4.1%
Apple Inc	4.0%
Alphabet Inc - Class C	3.2%
iShares MSCI Taiwan ETF	3.1%
Microsoft Corp	3.1%
iShares MSCI South Korea ETF	2.8%
iShares MSCI Switzerland ETF	2.0%
iShares MSCI Australia ETF	1.7%
iShares MSCI Netherlands ETF	1.6%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.9%Footnote Reference
Utilities	1.2%Footnote Reference
Materials	1.5%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Real Estate	2.1%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.5%Footnote Reference
Health Care	10.9%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	16.0%Footnote Reference
Information Technology	39.5%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	54.2%Footnote Reference
Registered Investment Companies	24.9%Footnote Reference
Money Market Registered Investment Companies	18.7%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	1.9%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLFGX

Global Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Class F    MDFXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class F	$7	0.13%

Fund Statistics

  Total Net Assets$1,860,618,828
  # of Portfolio Holdings95
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers1,137,525

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Class F	3.84%	3.60%	2.38%

Yields

Table Summary
.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	3.57%	3.42%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

Table Summary
United States Treasury Bill	3.2%
United States Treasury Bill	3.0%
Federal Home Loan Discount	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.098%)	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.182%)	2.7%
United States Treasury Bill	2.7%
United States Treasury Bill	2.7%
Fannie Mae	2.0%
Federal Farm Credit Banks Funding Corp (Prime Rate - 2.98%)	1.9%
Federal Home Loan Discount	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Money Market Registered Investment Companies	7.4%Footnote Reference
U.S. Treasury Notes	10.2%Footnote Reference
U.S. Treasury Bills	28.9%Footnote Reference
U.S. Government Agencies	53.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Material Fund Changes

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Class F    MDFXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2026

Class X    MDXXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class X	$7	0.13%

Fund Statistics

  Total Net Assets$1,860,618,828
  # of Portfolio Holdings95
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers1,137,525

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Class X	3.84%	3.60%	2.38%

Yields

Table Summary
.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	3.57%	3.42%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

Table Summary
United States Treasury Bill	3.2%
United States Treasury Bill	3.0%
Federal Home Loan Discount	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.098%)	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.182%)	2.7%
United States Treasury Bill	2.7%
United States Treasury Bill	2.7%
Fannie Mae	2.0%
Federal Farm Credit Banks Funding Corp (Prime Rate - 2.98%)	1.9%
Federal Home Loan Discount	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Money Market Registered Investment Companies	7.4%Footnote Reference
U.S. Treasury Notes	10.2%Footnote Reference
U.S. Treasury Bills	28.9%Footnote Reference
U.S. Government Agencies	53.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Material Fund Changes

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

MDXXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2026

Class Y    MDYXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class Y	$8	0.15%

Fund Statistics

  Total Net Assets$1,860,618,828
  # of Portfolio Holdings95
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers1,137,525

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Class Y	3.81%	3.46%	2.24%

Yields

Table Summary
.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	3.54%	3.39%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

Table Summary
United States Treasury Bill	3.2%
United States Treasury Bill	3.0%
Federal Home Loan Discount	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.098%)	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.182%)	2.7%
United States Treasury Bill	2.7%
United States Treasury Bill	2.7%
Fannie Mae	2.0%
Federal Farm Credit Banks Funding Corp (Prime Rate - 2.98%)	1.9%
Federal Home Loan Discount	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Money Market Registered Investment Companies	7.4%Footnote Reference
U.S. Treasury Notes	10.2%Footnote Reference
U.S. Treasury Bills	28.9%Footnote Reference
U.S. Government Agencies	53.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Material Fund Changes

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

MDYXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2026

Class E    FLPXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Government Money Market Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Class E	$7	0.13%

Fund Statistics

  Total Net Assets$1,860,618,828
  # of Portfolio Holdings95
  Portfolio Turnover RateN/A
  Advisory Fees and Waivers1,137,525

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Class E	3.84%	3.60%	2.38%

Yields

Table Summary
.	7-Day Subsidized Yield	7-Day Unsubsidized Yield
Government Money Market Fund	3.57%	3.42%

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s performance prior to October 7, 2016 reflects the performance of a predecessor fund, the Institutional Class of the Meeder Prime Money Market Fund, which was distributed and transferred to the Institutional Prime Money Market Fund upon its inception. The Institutional Prime Money Market Fund has since changed its name to the Government Money Market Fund with a new investment strategy. The subsidized 7-day current yield is the current annualized net yield of the Fund. The unsubsidized 7-day current yield does not reflect the effect of any fee waivers or expense reimbursements made by the Fund’s investment adviser. The 7-day current yield more closely reflects the current earnings of the Fund than total return.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Top 10 Holdings

Table Summary
United States Treasury Bill	3.2%
United States Treasury Bill	3.0%
Federal Home Loan Discount	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.098%)	2.7%
United States Treasury Floating Rate Note (U.S. 3 Month Treasury + 0.182%)	2.7%
United States Treasury Bill	2.7%
United States Treasury Bill	2.7%
Fannie Mae	2.0%
Federal Farm Credit Banks Funding Corp (Prime Rate - 2.98%)	1.9%
Federal Home Loan Discount	1.9%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Money Market Registered Investment Companies	7.4%Footnote Reference
U.S. Treasury Notes	10.2%Footnote Reference
U.S. Treasury Bills	28.9%Footnote Reference
U.S. Government Agencies	53.6%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Material Fund Changes

Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After Fee Waivers. For more information regarding the Fund's investment advisory fee, please refer to the Fund's prospectus.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Class E    FLPXX

Government Money Market Fund

Semi-Annual Shareholder Report

June 30, 2026

Adviser Class    DVOAX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$52	1.02%

Total Return Based on a $10,000 Investment

Table Summary
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,493	10,063	10,200
Aug-16	10,406	10,052	10,210
Sep-16	10,437	10,046	10,245
Oct-16	10,181	9,969	10,119
Nov-16	10,681	9,733	10,080
Dec-16	10,824	9,747	10,172
Jan-17	10,871	9,766	10,293
Feb-17	11,259	9,832	10,450
Mar-17	11,135	9,827	10,488
Apr-17	11,207	9,902	10,586
May-17	11,166	9,979	10,696
Jun-17	11,355	9,969	10,715
Jul-17	11,544	10,011	10,852
Aug-17	11,461	10,101	10,917
Sep-17	11,845	10,053	10,991
Oct-17	12,168	10,059	11,086
Nov-17	12,480	10,046	11,183
Dec-17	12,599	10,092	11,277
Jan-18	12,902	9,976	11,453
Feb-18	12,610	9,881	11,206
Mar-18	12,502	9,945	11,173
Apr-18	12,513	9,871	11,156
May-18	12,643	9,941	11,225
Jun-18	12,610	9,929	11,217
Jul-18	12,816	9,931	11,354
Aug-18	13,023	9,995	11,442
Sep-18	12,996	9,931	11,421
Oct-18	12,407	9,852	11,039
Nov-18	12,429	9,911	11,162
Dec-18	12,288	10,093	10,954
Jan-19	12,515	10,200	11,394
Feb-19	12,628	10,195	11,530
Mar-19	12,747	10,390	11,690
Apr-19	12,929	10,393	11,845
May-19	12,565	10,577	11,657
Jun-19	13,060	10,710	12,033
Jul-19	13,151	10,734	12,073
Aug-19	13,094	11,012	12,073
Sep-19	13,185	10,953	12,180
Oct-19	13,300	10,986	12,326
Nov-19	13,471	10,981	12,441
Dec-19	13,695	10,973	12,624
Jan-20	13,684	11,184	12,683
Feb-20	13,199	11,386	12,372
Mar-20	12,286	11,319	11,594
Apr-20	12,634	11,520	12,223
May-20	12,900	11,573	12,524
Jun-20	13,016	11,646	12,723
Jul-20	13,423	11,820	13,097
Aug-20	13,830	11,725	13,349
Sep-20	13,585	11,718	13,182
Oct-20	13,352	11,666	13,042
Nov-20	14,134	11,781	13,822
Dec-20	14,523	11,797	14,121
Jan-21	14,464	11,712	14,029
Feb-21	14,558	11,543	14,052
Mar-21	14,804	11,399	14,166
Apr-21	15,202	11,489	14,484
May-21	15,296	11,527	14,637
Jun-21	15,484	11,607	14,744
Jul-21	15,554	11,737	14,870
Aug-21	15,742	11,715	14,995
Sep-21	15,413	11,614	14,682
Oct-21	15,744	11,610	14,917
Nov-21	15,614	11,645	14,748
Dec-21	15,851	11,615	15,020
Jan-22	15,438	11,365	14,540
Feb-22	15,301	11,238	14,328
Mar-22	15,225	10,926	14,217
Apr-22	14,700	10,511	13,498
May-22	14,712	10,579	13,545
Jun-22	14,136	10,413	12,923
Jul-22	14,400	10,667	13,473
Aug-22	14,161	10,366	13,084
Sep-22	13,810	9,918	12,235
Oct-22	14,013	9,790	12,475
Nov-22	14,413	10,150	13,152
Dec-22	14,204	10,104	12,940
Jan-23	14,604	10,415	13,526
Feb-23	14,333	10,145	13,175
Mar-23	14,514	10,403	13,444
Apr-23	14,618	10,466	13,553
May-23	14,501	10,352	13,364
Jun-23	14,890	10,315	13,656
Jul-23	15,138	10,308	13,875
Aug-23	14,968	10,242	13,650
Sep-23	14,629	9,982	13,241
Oct-23	14,392	9,824	12,940
Nov-23	15,128	10,269	13,743
Dec-23	15,828	10,662	14,349
Jan-24	15,881	10,633	14,341
Feb-24	16,240	10,483	14,446
Mar-24	16,638	10,580	14,710
Apr-24	16,077	10,312	14,290
May-24	16,651	10,487	14,625
Jun-24	16,864	10,587	14,762
Jul-24	17,199	10,834	15,130
Aug-24	17,508	10,990	15,429
Sep-24	17,682	11,137	15,695
Oct-24	17,345	10,860	15,308
Nov-24	17,844	10,975	15,658
Dec-24	17,356	10,796	15,268
Jan-25	17,683	10,853	15,564
Feb-25	17,782	11,092	15,743
Mar-25	17,243	11,096	15,566
Apr-25	17,129	11,140	15,694
May-25	17,514	11,060	15,942
Jun-25	17,999	11,230	16,338
Jul-25	18,099	11,200	16,359
Aug-25	18,458	11,334	16,669
Sep-25	18,874	11,458	16,946
Oct-25	19,090	11,529	17,067
Nov-25	19,220	11,601	17,163
Dec-25	19,230	11,584	17,232
Jan-26	19,570	11,596	17,504
Feb-26	19,880	11,786	17,853
Mar-26	19,083	11,578	17,107
Apr-26	19,945	11,591	17,746
May-26	20,435	11,628	18,113
Jun-26	20,495	11,656	18,201

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$200,026,155
# of Portfolio Holdings	215
Portfolio Turnover Rate	94%
Advisory Fees and Waivers	567,116

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	13.87%	5.77%	7.44%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Moderately Conservative Target Risk Index	11.40%	4.30%	6.17%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	10.1%
Baird Core Plus Bond Fund - Class I	9.9%
Fidelity Advisor Capital & Income Fund - Class Z	7.3%
State Street SPDR Bloomberg High Yield Bond ETF	4.6%
Dodge & Cox Income Fund - Class I	4.2%
PGIM Total Return Bond Fund Class R6	3.4%
Guggenheim Total Return Bond Fund - Class I	3.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.0%
Apple Inc	2.9%
NVIDIA Corp	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Utilities	1.0%Footnote Reference
Energy	1.2%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	15.6%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	36.7%Footnote Reference
Registered Investment Companies	48.7%Footnote Reference
Money Market Registered Investment Companies	13.2%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    DVOAX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Institutional Class    DVOIX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$52	1.01%

Total Return Based on a $10,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,493	10,063	10,200
Aug-16	10,406	10,052	10,210
Sep-16	10,437	10,046	10,245
Oct-16	10,181	9,969	10,119
Nov-16	10,681	9,733	10,080
Dec-16	10,824	9,747	10,172
Jan-17	10,880	9,766	10,293
Feb-17	11,258	9,832	10,450
Mar-17	11,144	9,827	10,488
Apr-17	11,206	9,902	10,586
May-17	11,170	9,979	10,696
Jun-17	11,355	9,969	10,715
Jul-17	11,544	10,011	10,852
Aug-17	11,471	10,101	10,917
Sep-17	11,855	10,053	10,991
Oct-17	12,177	10,059	11,086
Nov-17	12,499	10,046	11,183
Dec-17	12,614	10,092	11,277
Jan-18	12,917	9,976	11,453
Feb-18	12,636	9,881	11,206
Mar-18	12,517	9,945	11,173
Apr-18	12,528	9,871	11,156
May-18	12,669	9,941	11,225
Jun-18	12,636	9,929	11,217
Jul-18	12,843	9,931	11,354
Aug-18	13,049	9,995	11,442
Sep-18	13,033	9,931	11,421
Oct-18	12,444	9,852	11,039
Nov-18	12,466	9,911	11,162
Dec-18	12,338	10,093	10,954
Jan-19	12,553	10,200	11,394
Feb-19	12,666	10,195	11,530
Mar-19	12,791	10,390	11,690
Apr-19	12,973	10,393	11,845
May-19	12,620	10,577	11,657
Jun-19	13,110	10,710	12,033
Jul-19	13,201	10,734	12,073
Aug-19	13,144	11,012	12,073
Sep-19	13,236	10,953	12,180
Oct-19	13,362	10,986	12,326
Nov-19	13,534	10,981	12,441
Dec-19	13,759	10,973	12,624
Jan-20	13,747	11,184	12,683
Feb-20	13,250	11,386	12,372
Mar-20	12,336	11,319	11,594
Apr-20	12,684	11,520	12,223
May-20	12,951	11,573	12,524
Jun-20	13,078	11,646	12,723
Jul-20	13,474	11,820	13,097
Aug-20	13,882	11,725	13,349
Sep-20	13,637	11,718	13,182
Oct-20	13,415	11,666	13,042
Nov-20	14,186	11,781	13,822
Dec-20	14,587	11,797	14,121
Jan-21	14,529	11,712	14,029
Feb-21	14,623	11,543	14,052
Mar-21	14,869	11,399	14,166
Apr-21	15,269	11,489	14,484
May-21	15,362	11,527	14,637
Jun-21	15,550	11,607	14,744
Jul-21	15,621	11,737	14,870
Aug-21	15,809	11,715	14,995
Sep-21	15,468	11,614	14,682
Oct-21	15,811	11,610	14,917
Nov-21	15,681	11,645	14,748
Dec-21	15,907	11,615	15,020
Jan-22	15,493	11,365	14,540
Feb-22	15,355	11,238	14,328
Mar-22	15,280	10,926	14,217
Apr-22	14,753	10,511	13,498
May-22	14,765	10,579	13,545
Jun-22	14,188	10,413	12,923
Jul-22	14,453	10,667	13,473
Aug-22	14,214	10,366	13,084
Sep-22	13,861	9,918	12,235
Oct-22	14,064	9,790	12,475
Nov-22	14,465	10,150	13,152
Dec-22	14,255	10,104	12,940
Jan-23	14,655	10,415	13,526
Feb-23	14,371	10,145	13,175
Mar-23	14,552	10,403	13,444
Apr-23	14,669	10,466	13,553
May-23	14,539	10,352	13,364
Jun-23	14,928	10,315	13,656
Jul-23	15,177	10,308	13,875
Aug-23	15,007	10,242	13,650
Sep-23	14,667	9,982	13,241
Oct-23	14,430	9,824	12,940
Nov-23	15,167	10,269	13,743
Dec-23	15,874	10,662	14,349
Jan-24	15,927	10,633	14,341
Feb-24	16,285	10,483	14,446
Mar-24	16,684	10,580	14,710
Apr-24	16,110	10,312	14,290
May-24	16,684	10,487	14,625
Jun-24	16,897	10,587	14,762
Jul-24	17,233	10,834	15,130
Aug-24	17,542	10,990	15,429
Sep-24	17,716	11,137	15,695
Oct-24	17,379	10,860	15,308
Nov-24	17,878	10,975	15,658
Dec-24	17,386	10,796	15,268
Jan-25	17,712	10,853	15,564
Feb-25	17,812	11,092	15,743
Mar-25	17,273	11,096	15,566
Apr-25	17,159	11,140	15,694
May-25	17,529	11,060	15,942
Jun-25	18,029	11,230	16,338
Jul-25	18,143	11,200	16,359
Aug-25	18,488	11,334	16,669
Sep-25	18,904	11,458	16,946
Oct-25	19,120	11,529	17,067
Nov-25	19,250	11,601	17,163
Dec-25	19,259	11,584	17,232
Jan-26	19,599	11,596	17,504
Feb-26	19,924	11,786	17,853
Mar-26	19,112	11,578	17,107
Apr-26	19,974	11,591	17,746
May-26	20,464	11,628	18,113
Jun-26	20,523	11,656	18,201

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$200,026,155
# of Portfolio Holdings	215
Portfolio Turnover Rate	94%
Advisory Fees and Waivers	567,116

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	13.84%	5.71%	7.45%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Moderately Conservative Target Risk Index	11.40%	4.30%	6.17%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	10.1%
Baird Core Plus Bond Fund - Class I	9.9%
Fidelity Advisor Capital & Income Fund - Class Z	7.3%
State Street SPDR Bloomberg High Yield Bond ETF	4.6%
Dodge & Cox Income Fund - Class I	4.2%
PGIM Total Return Bond Fund Class R6	3.4%
Guggenheim Total Return Bond Fund - Class I	3.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.0%
Apple Inc	2.9%
NVIDIA Corp	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Utilities	1.0%Footnote Reference
Energy	1.2%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	15.6%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	36.7%Footnote Reference
Registered Investment Companies	48.7%Footnote Reference
Money Market Registered Investment Companies	13.2%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    DVOIX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Retail Class    FLDOX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Moderate Allocation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$67	1.30%

Total Return Based on a $10,000 Investment

Table Summary
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Morningstar Moderately Conservative Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,493	10,063	10,200
Aug-16	10,406	10,052	10,210
Sep-16	10,437	10,046	10,245
Oct-16	10,181	9,969	10,119
Nov-16	10,681	9,733	10,080
Dec-16	10,816	9,747	10,172
Jan-17	10,863	9,766	10,293
Feb-17	11,240	9,832	10,450
Mar-17	11,121	9,827	10,488
Apr-17	11,183	9,902	10,586
May-17	11,147	9,979	10,696
Jun-17	11,328	9,969	10,715
Jul-17	11,507	10,011	10,852
Aug-17	11,434	10,101	10,917
Sep-17	11,808	10,053	10,991
Oct-17	12,119	10,059	11,086
Nov-17	12,441	10,046	11,183
Dec-17	12,545	10,092	11,277
Jan-18	12,846	9,976	11,453
Feb-18	12,556	9,881	11,206
Mar-18	12,438	9,945	11,173
Apr-18	12,448	9,871	11,156
May-18	12,578	9,941	11,225
Jun-18	12,545	9,929	11,217
Jul-18	12,740	9,931	11,354
Aug-18	12,946	9,995	11,442
Sep-18	12,919	9,931	11,421
Oct-18	12,333	9,852	11,039
Nov-18	12,354	9,911	11,162
Dec-18	12,219	10,093	10,954
Jan-19	12,433	10,200	11,394
Feb-19	12,546	10,195	11,530
Mar-19	12,659	10,390	11,690
Apr-19	12,840	10,393	11,845
May-19	12,478	10,577	11,657
Jun-19	12,964	10,710	12,033
Jul-19	13,055	10,734	12,073
Aug-19	12,987	11,012	12,073
Sep-19	13,077	10,953	12,180
Oct-19	13,191	10,986	12,326
Nov-19	13,351	10,981	12,441
Dec-19	13,579	10,973	12,624
Jan-20	13,556	11,184	12,683
Feb-20	13,063	11,386	12,372
Mar-20	12,169	11,319	11,594
Apr-20	12,502	11,520	12,223
May-20	12,766	11,573	12,524
Jun-20	12,881	11,646	12,723
Jul-20	13,273	11,820	13,097
Aug-20	13,664	11,725	13,349
Sep-20	13,420	11,718	13,182
Oct-20	13,189	11,666	13,042
Nov-20	13,951	11,781	13,822
Dec-20	14,333	11,797	14,121
Jan-21	14,275	11,712	14,029
Feb-21	14,368	11,543	14,052
Mar-21	14,611	11,399	14,166
Apr-21	14,994	11,489	14,484
May-21	15,086	11,527	14,637
Jun-21	15,260	11,607	14,744
Jul-21	15,318	11,737	14,870
Aug-21	15,503	11,715	14,995
Sep-21	15,167	11,614	14,682
Oct-21	15,493	11,610	14,917
Nov-21	15,354	11,645	14,748
Dec-21	15,586	11,615	15,020
Jan-22	15,166	11,365	14,540
Feb-22	15,031	11,238	14,328
Mar-22	14,944	10,926	14,217
Apr-22	14,427	10,511	13,498
May-22	14,439	10,579	13,545
Jun-22	13,872	10,413	12,923
Jul-22	14,131	10,667	13,473
Aug-22	13,884	10,366	13,084
Sep-22	13,538	9,918	12,235
Oct-22	13,725	9,790	12,475
Nov-22	14,118	10,150	13,152
Dec-22	13,911	10,104	12,940
Jan-23	14,291	10,415	13,526
Feb-23	14,025	10,145	13,175
Mar-23	14,190	10,403	13,444
Apr-23	14,292	10,466	13,553
May-23	14,177	10,352	13,364
Jun-23	14,546	10,315	13,656
Jul-23	14,777	10,308	13,875
Aug-23	14,611	10,242	13,650
Sep-23	14,277	9,982	13,241
Oct-23	14,032	9,824	12,940
Nov-23	14,755	10,269	13,743
Dec-23	15,429	10,662	14,349
Jan-24	15,481	10,633	14,341
Feb-24	15,832	10,483	14,446
Mar-24	16,209	10,580	14,710
Apr-24	15,661	10,312	14,290
May-24	16,209	10,487	14,625
Jun-24	16,418	10,587	14,762
Jul-24	16,732	10,834	15,130
Aug-24	17,021	10,990	15,429
Sep-24	17,178	11,137	15,695
Oct-24	16,862	10,860	15,308
Nov-24	17,337	10,975	15,658
Dec-24	16,854	10,796	15,268
Jan-25	17,159	10,853	15,564
Feb-25	17,255	11,092	15,743
Mar-25	16,730	11,096	15,566
Apr-25	16,619	11,140	15,694
May-25	16,980	11,060	15,942
Jun-25	17,452	11,230	16,338
Jul-25	17,550	11,200	16,359
Aug-25	17,884	11,334	16,669
Sep-25	18,289	11,458	16,946
Oct-25	18,499	11,529	17,067
Nov-25	18,611	11,601	17,163
Dec-25	18,621	11,584	17,232
Jan-26	18,937	11,596	17,504
Feb-26	19,252	11,786	17,853
Mar-26	18,464	11,578	17,107
Apr-26	19,285	11,591	17,746
May-26	19,759	11,628	18,113
Jun-26	19,810	11,656	18,201

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$200,026,155
# of Portfolio Holdings	215
Portfolio Turnover Rate	94%
Advisory Fees and Waivers	567,116

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	13.51%	5.36%	7.08%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Morningstar Moderately Conservative Target Risk Index	11.40%	4.30%	6.17%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Fidelity Total Bond Fund - Class Z	10.1%
Baird Core Plus Bond Fund - Class I	9.9%
Fidelity Advisor Capital & Income Fund - Class Z	7.3%
State Street SPDR Bloomberg High Yield Bond ETF	4.6%
Dodge & Cox Income Fund - Class I	4.2%
PGIM Total Return Bond Fund Class R6	3.4%
Guggenheim Total Return Bond Fund - Class I	3.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	3.0%
Apple Inc	2.9%
NVIDIA Corp	2.8%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Utilities	1.0%Footnote Reference
Energy	1.2%Footnote Reference
Materials	1.6%Footnote Reference
Real Estate	1.8%Footnote Reference
Consumer Staples	2.1%Footnote Reference
Consumer Discretionary	4.7%Footnote Reference
Communication Services	9.6%Footnote Reference
Health Care	11.0%Footnote Reference
Industrials	11.7%Footnote Reference
Financials	15.6%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	36.7%Footnote Reference
Registered Investment Companies	48.7%Footnote Reference
Money Market Registered Investment Companies	13.2%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	1.2%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLDOX

Moderate Allocation Fund

Semi-Annual Shareholder Report

June 30, 2026

Adviser Class    FLMAX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$47	0.90%

Total Return Based on a $10,000 Investment

Table Summary
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,357	10,397	10,279
Aug-16	10,372	10,423	10,301
Sep-16	10,388	10,440	10,340
Oct-16	10,128	10,214	10,189
Nov-16	10,486	10,671	10,245
Dec-16	10,602	10,879	10,379
Jan-17	10,758	11,084	10,547
Feb-17	11,164	11,496	10,761
Mar-17	11,164	11,504	10,814
Apr-17	11,289	11,626	10,927
May-17	11,429	11,745	11,053
Jun-17	11,523	11,851	11,095
Jul-17	11,773	12,074	11,284
Aug-17	11,835	12,098	11,341
Sep-17	12,069	12,393	11,472
Oct-17	12,366	12,663	11,615
Nov-17	12,647	13,048	11,773
Dec-17	12,776	13,178	11,901
Jan-18	13,451	13,873	12,224
Feb-18	12,911	13,361	11,873
Mar-18	12,657	13,093	11,797
Apr-18	12,742	13,143	11,809
May-18	12,944	13,514	11,881
Jun-18	12,894	13,602	11,863
Jul-18	13,265	14,054	12,070
Aug-18	13,687	14,547	12,176
Sep-18	13,645	14,571	12,163
Oct-18	12,613	13,498	11,590
Nov-18	12,715	13,769	11,751
Dec-18	12,342	12,487	11,335
Jan-19	12,513	13,559	11,957
Feb-19	12,685	14,036	12,164
Mar-19	12,770	14,241	12,318
Apr-19	13,079	14,810	12,556
May-19	12,273	13,851	12,180
Jun-19	13,019	14,824	12,704
Jul-19	13,156	15,044	12,744
Aug-19	12,864	14,738	12,635
Sep-19	13,088	14,996	12,821
Oct-19	13,294	15,319	13,033
Nov-19	13,656	15,902	13,213
Dec-19	14,046	16,361	13,491
Jan-20	13,834	16,343	13,456
Feb-20	12,795	15,005	12,859
Mar-20	11,491	12,941	11,686
Apr-20	12,019	14,655	12,519
May-20	12,284	15,439	12,919
Jun-20	12,372	15,792	13,174
Jul-20	12,850	16,689	13,642
Aug-20	13,664	17,898	14,051
Sep-20	13,240	17,246	13,807
Oct-20	12,831	16,874	13,622
Nov-20	14,077	18,927	14,769
Dec-20	14,702	19,778	15,221
Jan-21	14,702	19,690	15,128
Feb-21	15,094	20,306	15,311
Mar-21	15,663	21,033	15,551
Apr-21	16,358	22,118	15,999
May-21	16,536	22,219	16,220
Jun-21	16,767	22,767	16,326
Jul-21	16,927	23,152	16,443
Aug-21	17,337	23,812	16,658
Sep-21	16,701	22,743	16,216
Oct-21	17,471	24,281	16,615
Nov-21	17,220	23,912	16,314
Dec-21	17,733	24,853	16,772
Jan-22	17,015	23,391	16,139
Feb-22	16,812	22,802	15,891
Mar-22	16,886	23,542	15,902
Apr-22	15,984	21,429	14,972
May-22	16,039	21,400	15,015
Jun-22	15,431	19,610	14,099
Jul-22	15,910	21,450	14,821
Aug-22	15,542	20,649	14,369
Sep-22	15,008	18,734	13,264
Oct-22	15,579	20,271	13,708
Nov-22	16,154	21,329	14,605
Dec-22	15,808	20,080	14,294
Jan-23	16,338	21,463	15,078
Feb-23	15,960	20,961	14,652
Mar-23	16,187	21,522	14,912
Apr-23	16,414	21,751	15,049
May-23	16,281	21,836	14,784
Jun-23	17,115	23,327	15,282
Jul-23	17,610	24,163	15,647
Aug-23	17,306	23,696	15,300
Sep-23	16,639	22,568	14,780
Oct-23	16,142	21,969	14,359
Nov-23	17,156	24,018	15,417
Dec-23	17,996	25,292	16,184
Jan-24	18,230	25,572	16,164
Feb-24	19,187	26,956	16,426
Mar-24	19,968	27,826	16,817
Apr-24	19,048	26,602	16,289
May-24	20,105	27,858	16,719
Jun-24	20,418	28,721	16,862
Jul-24	20,810	29,255	17,292
Aug-24	21,223	29,892	17,679
Sep-24	21,341	30,510	18,038
Oct-24	20,986	30,286	17,571
Nov-24	21,991	32,301	18,061
Dec-24	21,106	31,313	17,522
Jan-25	21,740	32,302	17,972
Feb-25	21,514	31,683	18,110
Mar-25	20,358	29,835	17,818
Apr-25	20,108	29,635	17,995
May-25	21,107	31,513	18,477
Jun-25	21,994	33,114	19,040
Jul-25	22,267	33,843	19,102
Aug-25	22,928	34,626	19,515
Sep-25	23,681	35,821	19,919
Oct-25	24,046	36,589	20,085
Nov-25	24,252	36,690	20,178
Dec-25	24,386	36,682	20,316
Jan-26	25,201	37,251	20,790
Feb-26	25,561	37,074	21,284
Mar-26	23,979	35,231	20,109
Apr-26	25,949	38,825	21,222
May-26	27,055	40,792	21,870
Jun-26	27,079	40,672	22,006

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$1,283,060,516
# of Portfolio Holdings	218
Portfolio Turnover Rate	147%
Advisory Fees and Waivers	3,661,620

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	23.12%	10.06%	10.47%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	5.0%
Apple Inc	4.8%
Alphabet Inc - Class C	4.5%
Microsoft Corp	3.9%
Mastercard Inc	1.8%
Broadcom Inc	1.7%
Micron Technology Inc	1.4%
Simon Property Group Inc	1.4%
Eli Lilly & Co	1.3%
Meta Platforms Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.2%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.7%Footnote Reference
Industrials	11.3%Footnote Reference
Health Care	11.5%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	67.2%Footnote Reference
Money Market Registered Investment Companies	29.8%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    FLMAX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2026

Institutional Class    FLMIX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$47	0.89%

Total Return Based on a $10,000 Investment

Table Summary
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,357	10,397	10,279
Aug-16	10,372	10,423	10,301
Sep-16	10,388	10,440	10,340
Oct-16	10,128	10,214	10,189
Nov-16	10,486	10,671	10,245
Dec-16	10,607	10,879	10,379
Jan-17	10,763	11,084	10,547
Feb-17	11,168	11,496	10,761
Mar-17	11,152	11,504	10,814
Apr-17	11,293	11,626	10,927
May-17	11,434	11,745	11,053
Jun-17	11,512	11,851	11,095
Jul-17	11,777	12,074	11,284
Aug-17	11,840	12,098	11,341
Sep-17	12,074	12,393	11,472
Oct-17	12,371	12,663	11,615
Nov-17	12,652	13,048	11,773
Dec-17	12,792	13,178	11,901
Jan-18	13,451	13,873	12,224
Feb-18	12,927	13,361	11,873
Mar-18	12,673	13,093	11,797
Apr-18	12,758	13,143	11,809
May-18	12,961	13,514	11,881
Jun-18	12,910	13,602	11,863
Jul-18	13,282	14,054	12,070
Aug-18	13,721	14,547	12,176
Sep-18	13,670	14,571	12,163
Oct-18	12,637	13,498	11,590
Nov-18	12,739	13,769	11,751
Dec-18	12,387	12,487	11,335
Jan-19	12,559	13,559	11,957
Feb-19	12,730	14,036	12,164
Mar-19	12,816	14,241	12,318
Apr-19	13,108	14,810	12,556
May-19	12,318	13,851	12,180
Jun-19	13,057	14,824	12,704
Jul-19	13,195	15,044	12,744
Aug-19	12,902	14,738	12,635
Sep-19	13,143	14,996	12,821
Oct-19	13,350	15,319	13,033
Nov-19	13,713	15,902	13,213
Dec-19	14,122	16,361	13,491
Jan-20	13,892	16,343	13,456
Feb-20	12,849	15,005	12,859
Mar-20	11,541	12,941	11,686
Apr-20	12,071	14,655	12,519
May-20	12,337	15,439	12,919
Jun-20	12,425	15,792	13,174
Jul-20	12,904	16,689	13,642
Aug-20	13,721	17,898	14,051
Sep-20	13,295	17,246	13,807
Oct-20	12,885	16,874	13,622
Nov-20	14,152	18,927	14,769
Dec-20	14,779	19,778	15,221
Jan-21	14,779	19,690	15,128
Feb-21	15,154	20,306	15,311
Mar-21	15,743	21,033	15,551
Apr-21	16,439	22,118	15,999
May-21	16,618	22,219	16,220
Jun-21	16,850	22,767	16,326
Jul-21	17,010	23,152	16,443
Aug-21	17,421	23,812	16,658
Sep-21	16,782	22,743	16,216
Oct-21	17,554	24,281	16,615
Nov-21	17,303	23,912	16,314
Dec-21	17,816	24,853	16,772
Jan-22	17,096	23,391	16,139
Feb-22	16,893	22,802	15,891
Mar-22	16,967	23,542	15,902
Apr-22	16,062	21,429	14,972
May-22	16,099	21,400	15,015
Jun-22	15,508	19,610	14,099
Jul-22	15,970	21,450	14,821
Aug-22	15,601	20,649	14,369
Sep-22	15,065	18,734	13,264
Oct-22	15,638	20,271	13,708
Nov-22	16,215	21,329	14,605
Dec-22	15,868	20,080	14,294
Jan-23	16,399	21,463	15,078
Feb-23	16,020	20,961	14,652
Mar-23	16,247	21,522	14,912
Apr-23	16,475	21,751	15,049
May-23	16,342	21,836	14,784
Jun-23	17,178	23,327	15,282
Jul-23	17,656	24,163	15,647
Aug-23	17,369	23,696	15,300
Sep-23	16,701	22,568	14,780
Oct-23	16,203	21,969	14,359
Nov-23	17,219	24,018	15,417
Dec-23	18,043	25,292	16,184
Jan-24	18,278	25,572	16,164
Feb-24	19,235	26,956	16,426
Mar-24	20,037	27,826	16,817
Apr-24	19,096	26,602	16,289
May-24	20,155	27,858	16,719
Jun-24	20,468	28,721	16,862
Jul-24	20,881	29,255	17,292
Aug-24	21,274	29,892	17,679
Sep-24	21,392	30,510	18,038
Oct-24	21,037	30,286	17,571
Nov-24	22,044	32,301	18,061
Dec-24	21,134	31,313	17,522
Jan-25	21,792	32,302	17,972
Feb-25	21,565	31,683	18,110
Mar-25	20,386	29,835	17,818
Apr-25	20,136	29,635	17,995
May-25	21,159	31,513	18,477
Jun-25	22,045	33,114	19,040
Jul-25	22,319	33,843	19,102
Aug-25	23,003	34,626	19,515
Sep-25	23,732	35,821	19,919
Oct-25	24,098	36,589	20,085
Nov-25	24,327	36,690	20,178
Dec-25	24,438	36,682	20,316
Jan-26	25,254	37,251	20,790
Feb-26	25,613	37,074	21,284
Mar-26	24,032	35,231	20,109
Apr-26	26,002	38,825	21,222
May-26	27,108	40,792	21,870
Jun-26	27,156	40,672	22,006

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$1,283,060,516
# of Portfolio Holdings	218
Portfolio Turnover Rate	147%
Advisory Fees and Waivers	3,661,620

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	23.19%	10.02%	10.51%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	5.0%
Apple Inc	4.8%
Alphabet Inc - Class C	4.5%
Microsoft Corp	3.9%
Mastercard Inc	1.8%
Broadcom Inc	1.7%
Micron Technology Inc	1.4%
Simon Property Group Inc	1.4%
Eli Lilly & Co	1.3%
Meta Platforms Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.2%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.7%Footnote Reference
Industrials	11.3%Footnote Reference
Health Care	11.5%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	67.2%Footnote Reference
Money Market Registered Investment Companies	29.8%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    FLMIX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2026

Retail Class    FLMFX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Muirfield Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$59	1.12%

Total Return Based on a $10,000 Investment

Table Summary
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,357	10,397	10,279
Aug-16	10,372	10,423	10,301
Sep-16	10,388	10,440	10,340
Oct-16	10,128	10,214	10,189
Nov-16	10,471	10,671	10,245
Dec-16	10,589	10,879	10,379
Jan-17	10,745	11,084	10,547
Feb-17	11,150	11,496	10,761
Mar-17	11,135	11,504	10,814
Apr-17	11,275	11,626	10,927
May-17	11,400	11,745	11,053
Jun-17	11,478	11,851	11,095
Jul-17	11,744	12,074	11,284
Aug-17	11,806	12,098	11,341
Sep-17	12,025	12,393	11,472
Oct-17	12,322	12,663	11,615
Nov-17	12,603	13,048	11,773
Dec-17	12,737	13,178	11,901
Jan-18	13,396	13,873	12,224
Feb-18	12,855	13,361	11,873
Mar-18	12,602	13,093	11,797
Apr-18	12,687	13,143	11,809
May-18	12,889	13,514	11,881
Jun-18	12,839	13,602	11,863
Jul-18	13,210	14,054	12,070
Aug-18	13,616	14,547	12,176
Sep-18	13,573	14,571	12,163
Oct-18	12,541	13,498	11,590
Nov-18	12,643	13,769	11,751
Dec-18	12,272	12,487	11,335
Jan-19	12,443	13,559	11,957
Feb-19	12,614	14,036	12,164
Mar-19	12,700	14,241	12,318
Apr-19	12,991	14,810	12,556
May-19	12,186	13,851	12,180
Jun-19	12,923	14,824	12,704
Jul-19	13,060	15,044	12,744
Aug-19	12,768	14,738	12,635
Sep-19	12,991	14,996	12,821
Oct-19	13,198	15,319	13,033
Nov-19	13,559	15,902	13,213
Dec-19	13,932	16,361	13,491
Jan-20	13,721	16,343	13,456
Feb-20	12,681	15,005	12,859
Mar-20	11,396	12,941	11,686
Apr-20	11,906	14,655	12,519
May-20	12,171	15,439	12,919
Jun-20	12,259	15,792	13,174
Jul-20	12,718	16,689	13,642
Aug-20	13,513	17,898	14,051
Sep-20	13,101	17,246	13,807
Oct-20	12,693	16,874	13,622
Nov-20	13,934	18,927	14,769
Dec-20	14,539	19,778	15,221
Jan-21	14,539	19,690	15,128
Feb-21	14,911	20,306	15,311
Mar-21	15,461	21,033	15,551
Apr-21	16,152	22,118	15,999
May-21	16,330	22,219	16,220
Jun-21	16,560	22,767	16,326
Jul-21	16,702	23,152	16,443
Aug-21	17,110	23,812	16,658
Sep-21	16,488	22,743	16,216
Oct-21	17,218	24,281	16,615
Nov-21	16,987	23,912	16,314
Dec-21	17,476	24,853	16,772
Jan-22	16,761	23,391	16,139
Feb-22	16,559	22,802	15,891
Mar-22	16,632	23,542	15,902
Apr-22	15,734	21,429	14,972
May-22	15,789	21,400	15,015
Jun-22	15,184	19,610	14,099
Jul-22	15,642	21,450	14,821
Aug-22	15,275	20,649	14,369
Sep-22	14,762	18,734	13,264
Oct-22	15,313	20,271	13,708
Nov-22	15,867	21,329	14,605
Dec-22	15,521	20,080	14,294
Jan-23	16,049	21,463	15,078
Feb-23	15,672	20,961	14,652
Mar-23	15,879	21,522	14,912
Apr-23	16,106	21,751	15,049
May-23	15,955	21,836	14,784
Jun-23	16,785	23,327	15,282
Jul-23	17,259	24,163	15,647
Aug-23	16,956	23,696	15,300
Sep-23	16,293	22,568	14,780
Oct-23	15,818	21,969	14,359
Nov-23	16,806	24,018	15,417
Dec-23	17,623	25,292	16,184
Jan-24	17,837	25,572	16,164
Feb-24	18,787	26,956	16,426
Mar-24	19,543	27,826	16,817
Apr-24	18,630	26,602	16,289
May-24	19,659	27,858	16,719
Jun-24	19,951	28,721	16,862
Jul-24	20,360	29,255	17,292
Aug-24	20,749	29,892	17,679
Sep-24	20,847	30,510	18,038
Oct-24	20,495	30,286	17,571
Nov-24	21,472	32,301	18,061
Dec-24	20,601	31,313	17,522
Jan-25	21,209	32,302	17,972
Feb-25	21,006	31,683	18,110
Mar-25	19,859	29,835	17,818
Apr-25	19,611	29,635	17,995
May-25	20,603	31,513	18,477
Jun-25	21,460	33,114	19,040
Jul-25	21,731	33,843	19,102
Aug-25	22,364	34,626	19,515
Sep-25	23,064	35,821	19,919
Oct-25	23,426	36,589	20,085
Nov-25	23,630	36,690	20,178
Dec-25	23,746	36,682	20,316
Jan-26	24,529	37,251	20,790
Feb-26	24,886	37,074	21,284
Mar-26	23,343	35,231	20,109
Apr-26	25,244	38,825	21,222
May-26	26,314	40,792	21,870
Jun-26	26,350	40,672	22,006

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$1,283,060,516
# of Portfolio Holdings	218
Portfolio Turnover Rate	147%
Advisory Fees and Waivers	3,661,620

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	22.79%	9.73%	10.17%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	5.0%
Apple Inc	4.8%
Alphabet Inc - Class C	4.5%
Microsoft Corp	3.9%
Mastercard Inc	1.8%
Broadcom Inc	1.7%
Micron Technology Inc	1.4%
Simon Property Group Inc	1.4%
Eli Lilly & Co	1.3%
Meta Platforms Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Energy	0.8%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Consumer Staples	2.0%Footnote Reference
Real Estate	2.2%Footnote Reference
Consumer Discretionary	4.6%Footnote Reference
Communication Services	9.7%Footnote Reference
Industrials	11.3%Footnote Reference
Health Care	11.5%Footnote Reference
Financials	15.7%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	67.2%Footnote Reference
Money Market Registered Investment Companies	29.8%Footnote Reference
Call/Put Options Purchased	0.2%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLMFX

Muirfield Fund

Semi-Annual Shareholder Report

June 30, 2026

Adviser Class    QNTAX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$74	1.43%

Total Return Based on a $10,000 Investment

Table Summary
	Adviser Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-16	10,000	10,000	10,000	10,000
Jul-16	10,528	10,397	10,429	10,597
Aug-16	10,640	10,423	10,481	10,784
Sep-16	10,700	10,440	10,414	10,905
Oct-16	10,185	10,214	10,136	10,386
Nov-16	11,135	10,671	10,947	11,544
Dec-16	11,253	10,879	11,187	11,868
Jan-17	11,371	11,084	11,374	11,915
Feb-17	11,408	11,496	11,673	12,145
Mar-17	11,459	11,504	11,628	12,160
Apr-17	11,462	11,626	11,725	12,294
May-17	11,300	11,745	11,668	12,044
Jun-17	11,624	11,851	11,857	12,460
Jul-17	11,779	12,074	11,961	12,553
Aug-17	11,529	12,098	11,778	12,393
Sep-17	12,093	12,393	12,239	13,166
Oct-17	12,140	12,663	12,516	13,279
Nov-17	12,741	13,048	12,976	13,661
Dec-17	12,792	13,178	13,004	13,606
Jan-18	13,116	13,873	13,378	13,962
Feb-18	12,431	13,361	12,785	13,421
Mar-18	12,340	13,093	12,904	13,595
Apr-18	12,500	13,143	12,870	13,712
May-18	12,897	13,514	13,401	14,545
Jun-18	13,189	13,602	13,458	14,649
Jul-18	13,446	14,054	13,695	14,904
Aug-18	13,777	14,547	14,133	15,547
Sep-18	13,690	14,571	13,978	15,173
Oct-18	12,549	13,498	12,643	13,525
Nov-18	12,688	13,769	13,038	13,740
Dec-18	11,229	12,487	11,563	12,108
Jan-19	12,561	13,559	12,772	13,470
Feb-19	12,919	14,036	13,314	14,170
Mar-19	12,797	14,241	13,238	13,873
Apr-19	13,027	14,810	13,770	14,345
May-19	11,458	13,851	12,673	13,229
Jun-19	12,484	14,824	13,641	14,164
Jul-19	12,251	15,044	13,803	14,246
Aug-19	11,269	14,738	13,224	13,542
Sep-19	12,192	14,996	13,629	13,824
Oct-19	12,534	15,319	13,783	14,188
Nov-19	13,041	15,902	14,193	14,772
Dec-19	13,320	16,361	14,592	15,198
Jan-20	12,532	16,343	14,211	14,711
Feb-20	11,200	15,005	12,862	13,472
Mar-20	7,959	12,941	10,258	10,545
Apr-20	9,311	14,655	11,713	11,994
May-20	9,665	15,439	12,570	12,774
Jun-20	9,833	15,792	12,728	13,226
Jul-20	10,354	16,689	13,315	13,592
Aug-20	10,720	17,898	13,782	14,357
Sep-20	10,372	17,246	13,335	13,878
Oct-20	10,545	16,874	13,625	14,169
Nov-20	12,070	18,927	15,570	16,780
Dec-20	12,620	19,778	16,585	18,232
Jan-21	12,776	19,690	16,835	19,149
Feb-21	14,068	20,306	17,980	20,343
Mar-21	15,007	21,033	18,819	20,547
Apr-21	15,769	22,118	19,667	20,978
May-21	16,228	22,219	19,705	21,022
Jun-21	15,815	22,767	19,503	21,429
Jul-21	15,466	23,152	19,571	20,655
Aug-21	15,706	23,812	19,952	21,117
Sep-21	15,226	22,743	19,160	20,495
Oct-21	15,903	24,281	20,288	21,366
Nov-21	15,317	23,912	19,692	20,476
Dec-21	16,113	24,853	20,692	20,933
Jan-22	15,644	23,391	19,200	18,918
Feb-22	15,628	22,802	19,414	19,120
Mar-22	16,015	23,542	19,683	19,358
Apr-22	14,891	21,429	18,284	17,439
May-22	15,014	21,400	18,421	17,466
Jun-22	13,459	19,610	16,648	16,029
Jul-22	14,582	21,450	18,455	17,703
Aug-22	14,047	20,649	17,882	17,341
Sep-22	12,713	18,734	16,238	15,679
Oct-22	13,955	20,271	17,946	17,405
Nov-22	14,729	21,329	19,044	17,811
Dec-22	13,931	20,080	17,989	16,655
Jan-23	15,460	21,463	19,649	18,279
Feb-23	14,846	20,961	19,293	17,970
Mar-23	14,151	21,522	18,674	17,111
Apr-23	14,074	21,751	18,528	16,804
May-23	13,710	21,836	17,937	16,649
Jun-23	15,021	23,327	19,580	18,002
Jul-23	15,557	24,163	20,388	19,103
Aug-23	15,016	23,696	19,798	18,147
Sep-23	14,122	22,568	18,757	17,079
Oct-23	13,382	21,969	17,756	15,914
Nov-23	14,768	24,018	19,267	17,355
Dec-23	15,939	25,292	20,946	19,475
Jan-24	15,677	25,572	20,588	18,718
Feb-24	16,244	26,956	21,811	19,776
Mar-24	16,859	27,826	23,031	20,484
Apr-24	16,148	26,602	21,645	19,042
May-24	16,842	27,858	22,595	19,997
Jun-24	17,118	28,721	22,238	19,812
Jul-24	17,308	29,255	23,529	21,825
Aug-24	17,620	29,892	23,510	21,499
Sep-24	18,018	30,510	23,782	21,650
Oct-24	17,658	30,286	23,614	21,337
Nov-24	18,488	32,301	25,694	23,677
Dec-24	17,926	31,313	23,864	21,722
Jan-25	18,431	32,302	24,782	22,291
Feb-25	18,261	31,683	23,705	21,099
Mar-25	17,442	29,835	22,408	19,663
Apr-25	17,483	29,635	21,903	19,209
May-25	18,506	31,513	23,086	20,234
Jun-25	19,348	33,114	23,912	21,334
Jul-25	19,612	33,843	24,299	21,704
Aug-25	20,036	34,626	25,124	23,255
Sep-25	20,834	35,821	25,239	23,979
Oct-25	21,399	36,589	25,121	24,412
Nov-25	21,352	36,690	25,635	24,647
Dec-25	21,378	36,682	25,654	24,504
Jan-26	21,753	37,251	26,693	25,815
Feb-26	21,781	37,074	27,793	26,023
Mar-26	20,613	35,231	26,296	24,721
Apr-26	22,249	38,825	28,363	27,740
May-26	23,235	40,792	29,059	28,952
Jun-26	23,011	40,672	30,101	30,034

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$45,104,067
# of Portfolio Holdings	646
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	157,569

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	18.93%	7.79%	8.69%
Russell 3000 Index	22.82%	12.31%	15.06%
S&P MidCap 400	25.89%	9.07%	11.65%
Russell 2000 Index	40.78%	6.98%	11.62%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	4.9%
Alphabet Inc - Class C	4.9%
Apple Inc	4.4%
Microsoft Corp	2.9%
Broadcom Inc	1.8%
Meta Platforms Inc	1.6%
Micron Technology Inc	1.4%
Amazon.com Inc	1.1%
Fidelity Total Bond Fund - Class Z	1.0%
Advanced Micro Devices Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Utilities	0.0%Footnote Reference
Consumer Staples	1.5%Footnote Reference
Real Estate	4.1%Footnote Reference
Materials	4.6%Footnote Reference
Health Care	4.8%Footnote Reference
Consumer Discretionary	5.1%Footnote Reference
Financials	6.1%Footnote Reference
Energy	6.2%Footnote Reference
Industrials	10.3%Footnote Reference
Communication Services	13.9%Footnote Reference
Information Technology	43.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	60.8%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	31.4%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    QNTAX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2026

Institutional Class    QNTIX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$72	1.39%

Total Return Based on a $10,000 Investment

Table Summary
	Institutional Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-16	10,000	10,000	10,000	10,000
Jul-16	10,528	10,397	10,429	10,597
Aug-16	10,640	10,423	10,481	10,784
Sep-16	10,700	10,440	10,414	10,905
Oct-16	10,185	10,214	10,136	10,386
Nov-16	11,135	10,671	10,947	11,544
Dec-16	11,253	10,879	11,187	11,868
Jan-17	11,374	11,084	11,374	11,915
Feb-17	11,408	11,496	11,673	12,145
Mar-17	11,458	11,504	11,628	12,160
Apr-17	11,465	11,626	11,725	12,294
May-17	11,300	11,745	11,668	12,044
Jun-17	11,627	11,851	11,857	12,460
Jul-17	11,783	12,074	11,961	12,553
Aug-17	11,536	12,098	11,778	12,393
Sep-17	12,100	12,393	12,239	13,166
Oct-17	12,151	12,663	12,516	13,279
Nov-17	12,755	13,048	12,976	13,661
Dec-17	12,810	13,178	13,004	13,606
Jan-18	13,134	13,873	13,378	13,962
Feb-18	12,452	13,361	12,785	13,421
Mar-18	12,361	13,093	12,904	13,595
Apr-18	12,525	13,143	12,870	13,712
May-18	12,925	13,514	13,401	14,545
Jun-18	13,222	13,602	13,458	14,649
Jul-18	13,483	14,054	13,695	14,904
Aug-18	13,814	14,547	14,133	15,547
Sep-18	13,730	14,571	13,978	15,173
Oct-18	12,590	13,498	12,643	13,525
Nov-18	12,733	13,769	13,038	13,740
Dec-18	11,267	12,487	11,563	12,108
Jan-19	12,604	13,559	12,772	13,470
Feb-19	12,967	14,036	13,314	14,170
Mar-19	12,848	14,241	13,238	13,873
Apr-19	13,082	14,810	13,770	14,345
May-19	11,508	13,851	12,673	13,229
Jun-19	12,541	14,824	13,641	14,164
Jul-19	12,310	15,044	13,803	14,246
Aug-19	11,325	14,738	13,224	13,542
Sep-19	12,254	14,996	13,629	13,824
Oct-19	12,598	15,319	13,783	14,188
Nov-19	13,107	15,902	14,193	14,772
Dec-19	13,386	16,361	14,592	15,198
Jan-20	12,598	16,343	14,211	14,711
Feb-20	11,256	15,005	12,862	13,472
Mar-20	8,002	12,941	10,258	10,545
Apr-20	9,358	14,655	11,713	11,994
May-20	9,717	15,439	12,570	12,774
Jun-20	9,886	15,792	12,728	13,226
Jul-20	10,406	16,689	13,315	13,592
Aug-20	10,775	17,898	13,782	14,357
Sep-20	10,427	17,246	13,335	13,878
Oct-20	10,598	16,874	13,625	14,169
Nov-20	12,133	18,927	15,570	16,780
Dec-20	12,688	19,778	16,585	18,232
Jan-21	12,841	19,690	16,835	19,149
Feb-21	14,141	20,306	17,980	20,343
Mar-21	15,087	21,033	18,819	20,547
Apr-21	15,851	22,118	19,667	20,978
May-21	16,313	22,219	19,705	21,022
Jun-21	15,897	22,767	19,503	21,429
Jul-21	15,542	23,152	19,571	20,655
Aug-21	15,783	23,812	19,952	21,117
Sep-21	15,304	22,743	19,160	20,495
Oct-21	15,982	24,281	20,288	21,366
Nov-21	15,392	23,912	19,692	20,476
Dec-21	16,193	24,853	20,692	20,933
Jan-22	15,721	23,391	19,200	18,918
Feb-22	15,708	22,802	19,414	19,120
Mar-22	16,098	23,542	19,683	19,358
Apr-22	14,967	21,429	18,284	17,439
May-22	15,091	21,400	18,421	17,466
Jun-22	13,524	19,610	16,648	16,029
Jul-22	14,656	21,450	18,455	17,703
Aug-22	14,121	20,649	17,882	17,341
Sep-22	12,773	18,734	16,238	15,679
Oct-22	14,024	20,271	17,946	17,405
Nov-22	14,798	21,329	19,044	17,811
Dec-22	13,994	20,080	17,989	16,655
Jan-23	15,534	21,463	19,649	18,279
Feb-23	14,916	20,961	19,293	17,970
Mar-23	14,216	21,522	18,674	17,111
Apr-23	14,139	21,751	18,528	16,804
May-23	13,772	21,836	17,937	16,649
Jun-23	15,088	23,327	19,580	18,002
Jul-23	15,628	24,163	20,388	19,103
Aug-23	15,083	23,696	19,798	18,147
Sep-23	14,183	22,568	18,757	17,079
Oct-23	13,442	21,969	17,756	15,914
Nov-23	14,833	24,018	19,267	17,355
Dec-23	16,008	25,292	20,946	19,475
Jan-24	15,744	25,572	20,588	18,718
Feb-24	16,316	26,956	21,811	19,776
Mar-24	16,930	27,826	23,031	20,484
Apr-24	16,218	26,602	21,645	19,042
May-24	16,913	27,858	22,595	19,997
Jun-24	17,190	28,721	22,238	19,812
Jul-24	17,382	29,255	23,529	21,825
Aug-24	17,691	29,892	23,510	21,499
Sep-24	18,092	30,510	23,782	21,650
Oct-24	17,729	30,286	23,614	21,337
Nov-24	18,564	32,301	25,694	23,677
Dec-24	17,997	31,313	23,864	21,722
Jan-25	18,505	32,302	24,782	22,291
Feb-25	18,339	31,683	23,705	21,099
Mar-25	17,515	29,835	22,408	19,663
Apr-25	17,557	29,635	21,903	19,209
May-25	18,586	31,513	23,086	20,234
Jun-25	19,433	33,114	23,912	21,334
Jul-25	19,699	33,843	24,299	21,704
Aug-25	20,126	34,626	25,124	23,255
Sep-25	20,923	35,821	25,239	23,979
Oct-25	21,497	36,589	25,121	24,412
Nov-25	21,445	36,690	25,635	24,647
Dec-25	21,474	36,682	25,654	24,504
Jan-26	21,851	37,251	26,693	25,815
Feb-26	21,885	37,074	27,793	26,023
Mar-26	20,709	35,231	26,296	24,721
Apr-26	22,356	38,825	28,363	27,740
May-26	23,343	40,792	29,059	28,952
Jun-26	23,123	40,672	30,101	30,034

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$45,104,067
# of Portfolio Holdings	646
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	157,569

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	18.98%	7.78%	8.74%
Russell 3000 Index	22.82%	12.31%	15.06%
S&P MidCap 400	25.89%	9.07%	11.65%
Russell 2000 Index	40.78%	6.98%	11.62%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	4.9%
Alphabet Inc - Class C	4.9%
Apple Inc	4.4%
Microsoft Corp	2.9%
Broadcom Inc	1.8%
Meta Platforms Inc	1.6%
Micron Technology Inc	1.4%
Amazon.com Inc	1.1%
Fidelity Total Bond Fund - Class Z	1.0%
Advanced Micro Devices Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Utilities	0.0%Footnote Reference
Consumer Staples	1.5%Footnote Reference
Real Estate	4.1%Footnote Reference
Materials	4.6%Footnote Reference
Health Care	4.8%Footnote Reference
Consumer Discretionary	5.1%Footnote Reference
Financials	6.1%Footnote Reference
Energy	6.2%Footnote Reference
Industrials	10.3%Footnote Reference
Communication Services	13.9%Footnote Reference
Information Technology	43.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	60.8%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	31.4%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    QNTIX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2026

Retail Class    FLCGX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Sector Rotation Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$82	1.58%

Total Return Based on a $10,000 Investment

Table Summary
	Retail Class	Russell 3000 Index	S&P MidCap 400	Russell 2000 Index
Jun-16	10,000	10,000	10,000	10,000
Jul-16	10,528	10,397	10,429	10,597
Aug-16	10,640	10,423	10,481	10,784
Sep-16	10,700	10,440	10,414	10,905
Oct-16	10,185	10,214	10,136	10,386
Nov-16	11,132	10,671	10,947	11,544
Dec-16	11,245	10,879	11,187	11,868
Jan-17	11,363	11,084	11,374	11,915
Feb-17	11,393	11,496	11,673	12,145
Mar-17	11,440	11,504	11,628	12,160
Apr-17	11,444	11,626	11,725	12,294
May-17	11,275	11,745	11,668	12,044
Jun-17	11,595	11,851	11,857	12,460
Jul-17	11,750	12,074	11,961	12,553
Aug-17	11,497	12,098	11,778	12,393
Sep-17	12,060	12,393	12,239	13,166
Oct-17	12,108	12,663	12,516	13,279
Nov-17	12,708	13,048	12,976	13,661
Dec-17	12,753	13,178	13,004	13,606
Jan-18	13,073	13,873	13,378	13,962
Feb-18	12,389	13,361	12,785	13,421
Mar-18	12,296	13,093	12,904	13,595
Apr-18	12,455	13,143	12,870	13,712
May-18	12,847	13,514	13,401	14,545
Jun-18	13,139	13,602	13,458	14,649
Jul-18	13,392	14,054	13,695	14,904
Aug-18	13,721	14,547	14,133	15,547
Sep-18	13,631	14,571	13,978	15,173
Oct-18	12,493	13,498	12,643	13,525
Nov-18	12,632	13,769	13,038	13,740
Dec-18	11,178	12,487	11,563	12,108
Jan-19	12,500	13,559	12,772	13,470
Feb-19	12,858	14,036	13,314	14,170
Mar-19	12,736	14,241	13,238	13,873
Apr-19	12,962	14,810	13,770	14,345
May-19	11,400	13,851	12,673	13,229
Jun-19	12,420	14,824	13,641	14,164
Jul-19	12,188	15,044	13,803	14,246
Aug-19	11,209	14,738	13,224	13,542
Sep-19	12,129	14,996	13,629	13,824
Oct-19	12,467	15,319	13,783	14,188
Nov-19	12,968	15,902	14,193	14,772
Dec-19	13,244	16,361	14,592	15,198
Jan-20	12,462	16,343	14,211	14,711
Feb-20	11,134	15,005	12,862	13,472
Mar-20	7,913	12,941	10,258	10,545
Apr-20	9,255	14,655	11,713	11,994
May-20	9,607	15,439	12,570	12,774
Jun-20	9,772	15,792	12,728	13,226
Jul-20	10,287	16,689	13,315	13,592
Aug-20	10,652	17,898	13,782	14,357
Sep-20	10,305	17,246	13,335	13,878
Oct-20	10,473	16,874	13,625	14,169
Nov-20	11,989	18,927	15,570	16,780
Dec-20	12,534	19,778	16,585	18,232
Jan-21	12,686	19,690	16,835	19,149
Feb-21	13,966	20,306	17,980	20,343
Mar-21	14,901	21,033	18,819	20,547
Apr-21	15,654	22,118	19,667	20,978
May-21	16,108	22,219	19,705	21,022
Jun-21	15,693	22,767	19,503	21,429
Jul-21	15,341	23,152	19,571	20,655
Aug-21	15,573	23,812	19,952	21,117
Sep-21	15,095	22,743	19,160	20,495
Oct-21	15,763	24,281	20,288	21,366
Nov-21	15,176	23,912	19,692	20,476
Dec-21	15,962	24,853	20,692	20,933
Jan-22	15,490	23,391	19,200	18,918
Feb-22	15,469	22,802	19,414	19,120
Mar-22	15,847	23,542	19,683	19,358
Apr-22	14,730	21,429	18,284	17,439
May-22	14,849	21,400	18,421	17,466
Jun-22	13,306	19,610	16,648	16,029
Jul-22	14,414	21,450	18,455	17,703
Aug-22	13,881	20,649	17,882	17,341
Sep-22	12,562	18,734	16,238	15,679
Oct-22	13,792	20,271	17,946	17,405
Nov-22	14,555	21,329	19,044	17,811
Dec-22	13,768	20,080	17,989	16,655
Jan-23	15,276	21,463	19,649	18,279
Feb-23	14,668	20,961	19,293	17,970
Mar-23	13,979	21,522	18,674	17,111
Apr-23	13,903	21,751	18,528	16,804
May-23	13,534	21,836	17,937	16,649
Jun-23	14,825	23,327	19,580	18,002
Jul-23	15,356	24,163	20,388	19,103
Aug-23	14,817	23,696	19,798	18,147
Sep-23	13,930	22,568	18,757	17,079
Oct-23	13,197	21,969	17,756	15,914
Nov-23	14,564	24,018	19,267	17,355
Dec-23	15,716	25,292	20,946	19,475
Jan-24	15,455	25,572	20,588	18,718
Feb-24	16,011	26,956	21,811	19,776
Mar-24	16,615	27,826	23,031	20,484
Apr-24	15,911	26,602	21,645	19,042
May-24	16,589	27,858	22,595	19,997
Jun-24	16,859	28,721	22,238	19,812
Jul-24	17,044	29,255	23,529	21,825
Aug-24	17,345	29,892	23,510	21,499
Sep-24	17,737	30,510	23,782	21,650
Oct-24	17,374	30,286	23,614	21,337
Nov-24	18,190	32,301	25,694	23,677
Dec-24	17,633	31,313	23,864	21,722
Jan-25	18,130	32,302	24,782	22,291
Feb-25	17,961	31,683	23,705	21,099
Mar-25	17,151	29,835	22,408	19,663
Apr-25	17,187	29,635	21,903	19,209
May-25	18,193	31,513	23,086	20,234
Jun-25	19,025	33,114	23,912	21,334
Jul-25	19,277	33,843	24,299	21,704
Aug-25	19,694	34,626	25,124	23,255
Sep-25	20,471	35,821	25,239	23,979
Oct-25	21,028	36,589	25,121	24,412
Nov-25	20,976	36,690	25,635	24,647
Dec-25	20,999	36,682	25,654	24,504
Jan-26	21,366	37,251	26,693	25,815
Feb-26	21,394	37,074	27,793	26,023
Mar-26	20,244	35,231	26,296	24,721
Apr-26	21,847	38,825	28,363	27,740
May-26	22,815	40,792	29,059	28,952
Jun-26	22,587	40,672	30,101	30,034

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$45,104,067
# of Portfolio Holdings	646
Portfolio Turnover Rate	90%
Advisory Fees and Waivers	157,569

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	18.73%	7.56%	8.49%
Russell 3000 Index	22.82%	12.31%	15.06%
S&P MidCap 400	25.89%	9.07%	11.65%
Russell 2000 Index	40.78%	6.98%	11.62%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	4.9%
Alphabet Inc - Class C	4.9%
Apple Inc	4.4%
Microsoft Corp	2.9%
Broadcom Inc	1.8%
Meta Platforms Inc	1.6%
Micron Technology Inc	1.4%
Amazon.com Inc	1.1%
Fidelity Total Bond Fund - Class Z	1.0%
Advanced Micro Devices Inc	1.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Utilities	0.0%Footnote Reference
Consumer Staples	1.5%Footnote Reference
Real Estate	4.1%Footnote Reference
Materials	4.6%Footnote Reference
Health Care	4.8%Footnote Reference
Consumer Discretionary	5.1%Footnote Reference
Financials	6.1%Footnote Reference
Energy	6.2%Footnote Reference
Industrials	10.3%Footnote Reference
Communication Services	13.9%Footnote Reference
Information Technology	43.4%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks (United States)	60.8%Footnote Reference
Registered Investment Companies	5.0%Footnote Reference
Money Market Registered Investment Companies	31.4%Footnote Reference
Assets/Other Liabilities (Net)	2.8%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLCGX

Sector Rotation Fund

Semi-Annual Shareholder Report

June 30, 2026

Adviser Class    SRUAX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$77	1.46%

Total Return Based on a $10,000 Investment

Table Summary
	Adviser Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,350	10,397	10,279
Aug-16	10,360	10,423	10,301
Sep-16	10,370	10,440	10,340
Oct-16	10,257	10,214	10,189
Nov-16	10,556	10,671	10,245
Dec-16	10,717	10,879	10,379
Jan-17	10,853	11,084	10,547
Feb-17	11,269	11,496	10,761
Mar-17	11,280	11,504	10,814
Apr-17	11,353	11,626	10,927
May-17	11,446	11,745	11,053
Jun-17	11,488	11,851	11,095
Jul-17	11,717	12,074	11,284
Aug-17	11,780	12,098	11,341
Sep-17	12,051	12,393	11,472
Oct-17	12,353	12,663	11,615
Nov-17	12,655	13,048	11,773
Dec-17	12,823	13,178	11,901
Jan-18	13,480	13,873	12,224
Feb-18	12,979	13,361	11,873
Mar-18	12,723	13,093	11,797
Apr-18	12,823	13,143	11,809
May-18	13,001	13,514	11,881
Jun-18	12,946	13,602	11,863
Jul-18	13,324	14,054	12,070
Aug-18	13,758	14,547	12,176
Sep-18	13,758	14,571	12,163
Oct-18	12,634	13,498	11,590
Nov-18	12,723	13,769	11,751
Dec-18	12,352	12,487	11,335
Jan-19	12,521	13,559	11,957
Feb-19	12,679	14,036	12,164
Mar-19	12,736	14,241	12,318
Apr-19	13,085	14,810	12,556
May-19	12,273	13,851	12,180
Jun-19	13,006	14,824	12,704
Jul-19	13,119	15,044	12,744
Aug-19	12,860	14,738	12,635
Sep-19	13,097	14,996	12,821
Oct-19	13,221	15,319	13,033
Nov-19	13,627	15,902	13,213
Dec-19	13,979	16,361	13,491
Jan-20	13,683	16,343	13,456
Feb-20	12,578	15,005	12,859
Mar-20	11,028	12,941	11,686
Apr-20	11,450	14,655	12,519
May-20	11,621	15,439	12,919
Jun-20	11,746	15,792	13,174
Jul-20	12,224	16,689	13,642
Aug-20	13,022	17,898	14,051
Sep-20	12,626	17,246	13,807
Oct-20	12,224	16,874	13,622
Nov-20	13,396	18,927	14,769
Dec-20	14,004	19,778	15,221
Jan-21	14,015	19,690	15,128
Feb-21	14,337	20,306	15,311
Mar-21	14,878	21,033	15,551
Apr-21	15,557	22,118	15,999
May-21	15,730	22,219	16,220
Jun-21	16,006	22,767	16,326
Jul-21	16,167	23,152	16,443
Aug-21	16,593	23,812	16,658
Sep-21	15,988	22,743	16,216
Oct-21	16,783	24,281	16,615
Nov-21	16,529	23,912	16,314
Dec-21	16,954	24,853	16,772
Jan-22	16,286	23,391	16,139
Feb-22	16,128	22,802	15,891
Mar-22	16,225	23,542	15,902
Apr-22	15,375	21,429	14,972
May-22	15,399	21,400	15,015
Jun-22	14,841	19,610	14,099
Jul-22	15,290	21,450	14,821
Aug-22	14,938	20,649	14,369
Sep-22	14,406	18,734	13,264
Oct-22	14,905	20,271	13,708
Nov-22	15,456	21,329	14,605
Dec-22	15,075	20,080	14,294
Jan-23	15,686	21,463	15,078
Feb-23	15,324	20,961	14,652
Mar-23	15,499	21,522	14,912
Apr-23	15,699	21,751	15,049
May-23	15,586	21,836	14,784
Jun-23	16,374	23,327	15,282
Jul-23	16,826	24,163	15,647
Aug-23	16,537	23,696	15,300
Sep-23	15,896	22,568	14,780
Oct-23	15,442	21,969	14,359
Nov-23	16,401	24,018	15,417
Dec-23	17,196	25,292	16,184
Jan-24	17,332	25,572	16,164
Feb-24	18,230	26,956	16,426
Mar-24	18,896	27,826	16,817
Apr-24	18,080	26,602	16,289
May-24	19,155	27,858	16,719
Jun-24	19,413	28,721	16,862
Jul-24	19,919	29,255	17,292
Aug-24	20,246	29,892	17,679
Sep-24	20,424	30,510	18,038
Oct-24	20,122	30,286	17,571
Nov-24	21,027	32,301	18,061
Dec-24	20,433	31,313	17,522
Jan-25	20,938	32,302	17,972
Feb-25	20,745	31,683	18,110
Mar-25	19,512	29,835	17,818
Apr-25	19,393	29,635	17,995
May-25	20,286	31,513	18,477
Jun-25	21,252	33,114	19,040
Jul-25	21,565	33,843	19,102
Aug-25	22,280	34,626	19,515
Sep-25	22,980	35,821	19,919
Oct-25	23,383	36,589	20,085
Nov-25	23,637	36,690	20,178
Dec-25	23,805	36,682	20,316
Jan-26	24,551	37,251	20,790
Feb-26	24,877	37,074	21,284
Mar-26	23,419	35,231	20,109
Apr-26	25,369	38,825	21,222
May-26	26,493	40,792	21,870
Jun-26	26,376	40,672	22,006

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$269,120,161
# of Portfolio Holdings	632
Portfolio Turnover Rate	106%
Advisory Fees and Waivers	913,461

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	24.11%	10.51%	10.18%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.2%
Microsoft Corp	3.6%
Berkshire Hathaway Inc	2.1%
Mastercard Inc	1.9%
Broadcom Inc	1.8%
Amazon.com Inc	1.7%
Meta Platforms Inc	1.5%
Micron Technology Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Real Estate	0.3%Footnote Reference
Consumer Staples	0.4%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Energy	2.2%Footnote Reference
Consumer Discretionary	8.0%Footnote Reference
Communication Services	9.5%Footnote Reference
Industrials	10.3%Footnote Reference
Health Care	11.2%Footnote Reference
Financials	15.9%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks - Long	89.0%Footnote Reference
Money Market Registered Investment Companies	12.3%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	-1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    SRUAX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2026

Institutional Class    SRUIX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$77	1.46%

Total Return Based on a $10,000 Investment

Table Summary
	Institutional Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,350	10,397	10,279
Aug-16	10,360	10,423	10,301
Sep-16	10,370	10,440	10,340
Oct-16	10,257	10,214	10,189
Nov-16	10,556	10,671	10,245
Dec-16	10,721	10,879	10,379
Jan-17	10,846	11,084	10,547
Feb-17	11,274	11,496	10,761
Mar-17	11,284	11,504	10,814
Apr-17	11,357	11,626	10,927
May-17	11,440	11,745	11,053
Jun-17	11,492	11,851	11,095
Jul-17	11,732	12,074	11,284
Aug-17	11,784	12,098	11,341
Sep-17	12,065	12,393	11,472
Oct-17	12,368	12,663	11,615
Nov-17	12,680	13,048	11,773
Dec-17	12,839	13,178	11,901
Jan-18	13,506	13,873	12,224
Feb-18	13,005	13,361	11,873
Mar-18	12,750	13,093	11,797
Apr-18	12,850	13,143	11,809
May-18	13,039	13,514	11,881
Jun-18	12,983	13,602	11,863
Jul-18	13,361	14,054	12,070
Aug-18	13,795	14,547	12,176
Sep-18	13,795	14,571	12,163
Oct-18	12,672	13,498	11,590
Nov-18	12,772	13,769	11,751
Dec-18	12,388	12,487	11,335
Jan-19	12,569	13,559	11,957
Feb-19	12,739	14,036	12,164
Mar-19	12,784	14,241	12,318
Apr-19	13,135	14,810	12,556
May-19	12,332	13,851	12,180
Jun-19	13,067	14,824	12,704
Jul-19	13,180	15,044	12,744
Aug-19	12,931	14,738	12,635
Sep-19	13,168	14,996	12,821
Oct-19	13,281	15,319	13,033
Nov-19	13,700	15,902	13,213
Dec-19	14,054	16,361	13,491
Jan-20	13,745	16,343	13,456
Feb-20	12,638	15,005	12,859
Mar-20	11,085	12,941	11,686
Apr-20	11,508	14,655	12,519
May-20	11,679	15,439	12,919
Jun-20	11,805	15,792	13,174
Jul-20	12,284	16,689	13,642
Aug-20	13,095	17,898	14,051
Sep-20	12,686	17,246	13,807
Oct-20	12,282	16,874	13,622
Nov-20	13,469	18,927	14,769
Dec-20	14,089	19,778	15,221
Jan-21	14,100	19,690	15,128
Feb-21	14,423	20,306	15,311
Mar-21	14,965	21,033	15,551
Apr-21	15,645	22,118	15,999
May-21	15,818	22,219	16,220
Jun-21	16,095	22,767	16,326
Jul-21	16,256	23,152	16,443
Aug-21	16,683	23,812	16,658
Sep-21	16,076	22,743	16,216
Oct-21	16,873	24,281	16,615
Nov-21	16,619	23,912	16,314
Dec-21	17,045	24,853	16,772
Jan-22	16,375	23,391	16,139
Feb-22	16,205	22,802	15,891
Mar-22	16,315	23,542	15,902
Apr-22	15,451	21,429	14,972
May-22	15,475	21,400	15,015
Jun-22	14,903	19,610	14,099
Jul-22	15,353	21,450	14,821
Aug-22	15,001	20,649	14,369
Sep-22	14,468	18,734	13,264
Oct-22	14,980	20,271	13,708
Nov-22	15,520	21,329	14,605
Dec-22	15,138	20,080	14,294
Jan-23	15,763	21,463	15,078
Feb-23	15,388	20,961	14,652
Mar-23	15,563	21,522	14,912
Apr-23	15,763	21,751	15,049
May-23	15,638	21,836	14,784
Jun-23	16,439	23,327	15,282
Jul-23	16,892	24,163	15,647
Aug-23	16,603	23,696	15,300
Sep-23	15,962	22,568	14,780
Oct-23	15,507	21,969	14,359
Nov-23	16,454	24,018	15,417
Dec-23	17,267	25,292	16,184
Jan-24	17,389	25,572	16,164
Feb-24	18,288	26,956	16,426
Mar-24	18,955	27,826	16,817
Apr-24	18,138	26,602	16,289
May-24	19,214	27,858	16,719
Jun-24	19,473	28,721	16,862
Jul-24	19,978	29,255	17,292
Aug-24	20,306	29,892	17,679
Sep-24	20,483	30,510	18,038
Oct-24	20,168	30,286	17,571
Nov-24	21,073	32,301	18,061
Dec-24	20,489	31,313	17,522
Jan-25	20,994	32,302	17,972
Feb-25	20,801	31,683	18,110
Mar-25	19,569	29,835	17,818
Apr-25	19,450	29,635	17,995
May-25	20,342	31,513	18,477
Jun-25	21,323	33,114	19,040
Jul-25	21,636	33,843	19,102
Aug-25	22,336	34,626	19,515
Sep-25	23,036	35,821	19,919
Oct-25	23,454	36,589	20,085
Nov-25	23,692	36,690	20,178
Dec-25	23,863	36,682	20,316
Jan-26	24,624	37,251	20,790
Feb-26	24,951	37,074	21,284
Mar-26	23,493	35,231	20,109
Apr-26	25,442	38,825	21,222
May-26	26,566	40,792	21,870
Jun-26	26,449	40,672	22,006

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$269,120,161
# of Portfolio Holdings	632
Portfolio Turnover Rate	106%
Advisory Fees and Waivers	913,461

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	24.04%	10.44%	10.22%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.2%
Microsoft Corp	3.6%
Berkshire Hathaway Inc	2.1%
Mastercard Inc	1.9%
Broadcom Inc	1.8%
Amazon.com Inc	1.7%
Meta Platforms Inc	1.5%
Micron Technology Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Real Estate	0.3%Footnote Reference
Consumer Staples	0.4%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Energy	2.2%Footnote Reference
Consumer Discretionary	8.0%Footnote Reference
Communication Services	9.5%Footnote Reference
Industrials	10.3%Footnote Reference
Health Care	11.2%Footnote Reference
Financials	15.9%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks - Long	89.0%Footnote Reference
Money Market Registered Investment Companies	12.3%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	-1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    SRUIX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2026

Retail Class    FLSPX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Spectrum Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$93	1.77%

Total Return Based on a $10,000 Investment

Table Summary
	Retail Class	Russell 3000 Index	Morningstar Moderate Target Risk Index
Jun-16	10,000	10,000	10,000
Jul-16	10,350	10,397	10,279
Aug-16	10,360	10,423	10,301
Sep-16	10,370	10,440	10,340
Oct-16	10,257	10,214	10,189
Nov-16	10,556	10,671	10,245
Dec-16	10,708	10,879	10,379
Jan-17	10,844	11,084	10,547
Feb-17	11,260	11,496	10,761
Mar-17	11,260	11,504	10,814
Apr-17	11,333	11,626	10,927
May-17	11,416	11,745	11,053
Jun-17	11,469	11,851	11,095
Jul-17	11,687	12,074	11,284
Aug-17	11,739	12,098	11,341
Sep-17	12,010	12,393	11,472
Oct-17	12,312	12,663	11,615
Nov-17	12,614	13,048	11,773
Dec-17	12,773	13,178	11,901
Jan-18	13,418	13,873	12,224
Feb-18	12,929	13,361	11,873
Mar-18	12,662	13,093	11,797
Apr-18	12,762	13,143	11,809
May-18	12,940	13,514	11,881
Jun-18	12,884	13,602	11,863
Jul-18	13,262	14,054	12,070
Aug-18	13,674	14,547	12,176
Sep-18	13,674	14,571	12,163
Oct-18	12,550	13,498	11,590
Nov-18	12,650	13,769	11,751
Dec-18	12,266	12,487	11,335
Jan-19	12,446	13,559	11,957
Feb-19	12,604	14,036	12,164
Mar-19	12,649	14,241	12,318
Apr-19	12,998	14,810	12,556
May-19	12,187	13,851	12,180
Jun-19	12,920	14,824	12,704
Jul-19	13,021	15,044	12,744
Aug-19	12,773	14,738	12,635
Sep-19	12,998	14,996	12,821
Oct-19	13,111	15,319	13,033
Nov-19	13,517	15,902	13,213
Dec-19	13,865	16,361	13,491
Jan-20	13,558	16,343	13,456
Feb-20	12,466	15,005	12,859
Mar-20	10,930	12,941	11,686
Apr-20	11,340	14,655	12,519
May-20	11,499	15,439	12,919
Jun-20	11,624	15,792	13,174
Jul-20	12,091	16,689	13,642
Aug-20	12,875	17,898	14,051
Sep-20	12,477	17,246	13,807
Oct-20	12,079	16,874	13,622
Nov-20	13,240	18,927	14,769
Dec-20	13,833	19,778	15,221
Jan-21	13,844	19,690	15,128
Feb-21	14,163	20,306	15,311
Mar-21	14,687	21,033	15,551
Apr-21	15,347	22,118	15,999
May-21	15,518	22,219	16,220
Jun-21	15,780	22,767	16,326
Jul-21	15,939	23,152	16,443
Aug-21	16,349	23,812	16,658
Sep-21	15,748	22,743	16,216
Oct-21	16,523	24,281	16,615
Nov-21	16,272	23,912	16,314
Dec-21	16,680	24,853	16,772
Jan-22	16,019	23,391	16,139
Feb-22	15,851	22,802	15,891
Mar-22	15,947	23,542	15,902
Apr-22	15,106	21,429	14,972
May-22	15,118	21,400	15,015
Jun-22	14,565	19,610	14,099
Jul-22	14,997	21,450	14,821
Aug-22	14,649	20,649	14,369
Sep-22	14,122	18,734	13,264
Oct-22	14,616	20,271	13,708
Nov-22	15,137	21,329	14,605
Dec-22	14,758	20,080	14,294
Jan-23	15,363	21,463	15,078
Feb-23	14,992	20,961	14,652
Mar-23	15,165	21,522	14,912
Apr-23	15,351	21,751	15,049
May-23	15,227	21,836	14,784
Jun-23	15,994	23,327	15,282
Jul-23	16,441	24,163	15,647
Aug-23	16,143	23,696	15,300
Sep-23	15,522	22,568	14,780
Oct-23	15,062	21,969	14,359
Nov-23	15,995	24,018	15,417
Dec-23	16,774	25,292	16,184
Jan-24	16,881	25,572	16,164
Feb-24	17,753	26,956	16,426
Mar-24	18,410	27,826	16,817
Apr-24	17,592	26,602	16,289
May-24	18,638	27,858	16,719
Jun-24	18,879	28,721	16,862
Jul-24	19,363	29,255	17,292
Aug-24	19,672	29,892	17,679
Sep-24	19,847	30,510	18,038
Oct-24	19,536	30,286	17,571
Nov-24	20,413	32,301	18,061
Dec-24	19,827	31,313	17,522
Jan-25	20,324	32,302	17,972
Feb-25	20,134	31,683	18,110
Mar-25	18,923	29,835	17,818
Apr-25	18,806	29,635	17,995
May-25	19,653	31,513	18,477
Jun-25	20,602	33,114	19,040
Jul-25	20,894	33,843	19,102
Aug-25	21,581	34,626	19,515
Sep-25	22,239	35,821	19,919
Oct-25	22,633	36,589	20,085
Nov-25	22,867	36,690	20,178
Dec-25	23,026	36,682	20,316
Jan-26	23,742	37,251	20,790
Feb-26	24,046	37,074	21,284
Mar-26	22,632	35,231	20,109
Apr-26	24,509	38,825	21,222
May-26	25,593	40,792	21,870
Jun-26	25,471	40,672	22,006

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$269,120,161
# of Portfolio Holdings	632
Portfolio Turnover Rate	106%
Advisory Fees and Waivers	913,461

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	23.63%	10.05%	9.80%
Russell 3000 Index	22.82%	12.31%	15.06%
Morningstar Moderate Target Risk Index	15.58%	6.15%	8.21%

What did the Fund invest in?

Top 10 Holdings

Table Summary
NVIDIA Corp	5.2%
Apple Inc	4.9%
Alphabet Inc - Class C	4.2%
Microsoft Corp	3.6%
Berkshire Hathaway Inc	2.1%
Mastercard Inc	1.9%
Broadcom Inc	1.8%
Amazon.com Inc	1.7%
Meta Platforms Inc	1.5%
Micron Technology Inc	1.3%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
Real Estate	0.3%Footnote Reference
Consumer Staples	0.4%Footnote Reference
Utilities	0.8%Footnote Reference
Materials	1.7%Footnote Reference
Energy	2.2%Footnote Reference
Consumer Discretionary	8.0%Footnote Reference
Communication Services	9.5%Footnote Reference
Industrials	10.3%Footnote Reference
Health Care	11.2%Footnote Reference
Financials	15.9%Footnote Reference
Information Technology	39.7%Footnote Reference
Footnote	Description
Footnote	As a percentage of total common stocks. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Common Stocks - Long	89.0%Footnote Reference
Money Market Registered Investment Companies	12.3%Footnote Reference
Call/Put Options Purchased	0.3%Footnote Reference
Assets/Other Liabilities (Net)	-1.6%
Footnote	Description
Footnote	As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLSPX

Spectrum Fund

Semi-Annual Shareholder Report

June 30, 2026

Adviser Class    BNDAX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Adviser Class	$33	0.66%

Total Return Based on a $10,000 Investment

Table Summary
	Adviser Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-16	10,000	10,000	10,000
Jul-16	10,069	10,063	10,002
Aug-16	10,136	10,052	10,005
Sep-16	10,169	10,046	10,008
Oct-16	10,090	9,969	10,010
Nov-16	9,914	9,733	10,011
Dec-16	9,984	9,747	10,015
Jan-17	10,062	9,766	10,019
Feb-17	10,169	9,832	10,023
Mar-17	10,153	9,827	10,025
Apr-17	10,240	9,902	10,031
May-17	10,300	9,979	10,037
Jun-17	10,283	9,969	10,045
Jul-17	10,354	10,011	10,052
Aug-17	10,442	10,101	10,061
Sep-17	10,409	10,053	10,070
Oct-17	10,420	10,059	10,078
Nov-17	10,354	10,046	10,087
Dec-17	10,391	10,092	10,096
Jan-18	10,302	9,976	10,108
Feb-18	10,197	9,881	10,117
Mar-18	10,247	9,945	10,130
Apr-18	10,155	9,871	10,144
May-18	10,197	9,941	10,158
Jun-18	10,185	9,929	10,175
Jul-18	10,197	9,931	10,191
Aug-18	10,236	9,995	10,207
Sep-18	10,197	9,931	10,223
Oct-18	10,107	9,852	10,242
Nov-18	10,127	9,911	10,261
Dec-18	10,240	10,093	10,281
Jan-19	10,382	10,200	10,301
Feb-19	10,404	10,195	10,320
Mar-19	10,552	10,390	10,341
Apr-19	10,577	10,393	10,362
May-19	10,697	10,577	10,383
Jun-19	10,834	10,710	10,405
Jul-19	10,860	10,734	10,425
Aug-19	11,049	11,012	10,443
Sep-19	10,980	10,953	10,461
Oct-19	11,000	10,986	10,480
Nov-19	10,985	10,981	10,493
Dec-19	11,012	10,973	10,508
Jan-20	11,190	11,184	10,521
Feb-20	11,301	11,386	10,535
Mar-20	11,027	11,319	10,557
Apr-20	11,208	11,520	10,557
May-20	11,367	11,573	10,558
Jun-20	11,495	11,646	10,559
Jul-20	11,712	11,820	10,560
Aug-20	11,680	11,725	10,561
Sep-20	11,630	11,718	10,562
Oct-20	11,588	11,666	10,563
Nov-20	11,783	11,781	10,564
Dec-20	11,878	11,797	10,564
Jan-21	11,788	11,712	10,565
Feb-21	11,649	11,543	10,566
Mar-21	11,590	11,399	10,566
Apr-21	11,679	11,489	10,566
May-21	11,695	11,527	10,566
Jun-21	11,787	11,607	10,566
Jul-21	11,796	11,737	10,567
Aug-21	11,809	11,715	10,567
Sep-21	11,740	11,614	10,567
Oct-21	11,717	11,610	10,568
Nov-21	11,682	11,645	10,568
Dec-21	11,688	11,615	10,569
Jan-22	11,532	11,365	10,569
Feb-22	11,485	11,238	10,570
Mar-22	11,358	10,926	10,572
Apr-22	11,316	10,511	10,575
May-22	11,303	10,579	10,580
Jun-22	10,999	10,413	10,585
Jul-22	11,036	10,667	10,594
Aug-22	10,975	10,366	10,614
Sep-22	10,909	9,918	10,635
Oct-22	10,917	9,790	10,658
Nov-22	11,077	10,150	10,692
Dec-22	11,027	10,104	10,730
Jan-23	11,212	10,415	10,766
Feb-23	11,101	10,145	10,804
Mar-23	11,200	10,403	10,847
Apr-23	11,244	10,466	10,889
May-23	11,205	10,352	10,933
Jun-23	11,268	10,315	10,979
Jul-23	11,349	10,308	11,028
Aug-23	11,327	10,242	11,078
Sep-23	11,291	9,982	11,127
Oct-23	11,266	9,824	11,178
Nov-23	11,559	10,269	11,228
Dec-23	11,858	10,662	11,281
Jan-24	11,903	10,633	11,330
Feb-24	11,897	10,483	11,378
Mar-24	12,013	10,580	11,430
Apr-24	11,905	10,312	11,479
May-24	12,045	10,487	11,535
Jun-24	12,123	10,587	11,583
Jul-24	12,314	10,834	11,635
Aug-24	12,545	10,990	11,691
Sep-24	12,671	11,137	11,741
Oct-24	12,625	10,860	11,787
Nov-24	12,731	10,975	11,834
Dec-24	12,683	10,796	11,881
Jan-25	12,831	10,853	11,925
Feb-25	13,034	11,092	11,964
Mar-25	12,966	11,096	12,005
Apr-25	12,877	11,140	12,047
May-25	12,898	11,060	12,092
Jun-25	13,070	11,230	12,134
Jul-25	13,146	11,200	12,178
Aug-25	13,250	11,334	12,225
Sep-25	13,445	11,458	12,267
Oct-25	13,563	11,529	12,311
Nov-25	13,613	11,601	12,348
Dec-25	13,647	11,584	12,391
Jan-26	13,721	11,596	12,428
Feb-26	13,853	11,786	12,462
Mar-26	13,676	11,578	12,500
Apr-26	13,851	11,591	12,538
May-26	13,927	11,628	12,577
Jun-26	13,985	11,656	12,614

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$157,016,320
# of Portfolio Holdings	13
Portfolio Turnover Rate	70%
Advisory Fees and Waivers	242,794

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Adviser Class	7.00%	3.48%	3.41%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	3.96%	3.61%	2.35%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Fidelity Advisor Capital & Income Fund - Class Z	16.2%
PIMCO Low Duration Income Fund - Class I	13.9%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.6%
Guggenheim Total Return Bond Fund - Class I	10.4%
PGIM Total Return Bond Fund Class R6	10.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.7%
State Street SPDR Bloomberg High Yield Bond ETF	8.5%
iShares 20+ Year Treasury Bond ETF	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
International Fixed Income	9.7%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
U.S. Fixed Income	74.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Registered Investment Companies	84.6%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Adviser Class    BNDAX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2026

Institutional Class    BNDIX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Institutional Class	$33	0.65%

Total Return Based on a $10,000 Investment

Table Summary
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-16	10,000	10,000	10,000
Jul-16	10,069	10,063	10,002
Aug-16	10,136	10,052	10,005
Sep-16	10,169	10,046	10,008
Oct-16	10,090	9,969	10,010
Nov-16	9,914	9,733	10,011
Dec-16	9,981	9,747	10,015
Jan-17	10,059	9,766	10,019
Feb-17	10,177	9,832	10,023
Mar-17	10,161	9,827	10,025
Apr-17	10,248	9,902	10,031
May-17	10,307	9,979	10,037
Jun-17	10,280	9,969	10,045
Jul-17	10,362	10,011	10,052
Aug-17	10,444	10,101	10,061
Sep-17	10,411	10,053	10,070
Oct-17	10,433	10,059	10,078
Nov-17	10,362	10,046	10,087
Dec-17	10,400	10,092	10,096
Jan-18	10,312	9,976	10,108
Feb-18	10,209	9,881	10,117
Mar-18	10,263	9,945	10,130
Apr-18	10,171	9,871	10,144
May-18	10,216	9,941	10,158
Jun-18	10,205	9,929	10,175
Jul-18	10,221	9,931	10,191
Aug-18	10,260	9,995	10,207
Sep-18	10,221	9,931	10,223
Oct-18	10,136	9,852	10,242
Nov-18	10,147	9,911	10,261
Dec-18	10,273	10,093	10,281
Jan-19	10,415	10,200	10,301
Feb-19	10,438	10,195	10,320
Mar-19	10,586	10,390	10,341
Apr-19	10,615	10,393	10,362
May-19	10,741	10,577	10,383
Jun-19	10,879	10,710	10,405
Jul-19	10,896	10,734	10,425
Aug-19	11,089	11,012	10,443
Sep-19	11,031	10,953	10,461
Oct-19	11,053	10,986	10,480
Nov-19	11,026	10,981	10,493
Dec-19	11,061	10,973	10,508
Jan-20	11,241	11,184	10,521
Feb-20	11,340	11,386	10,535
Mar-20	11,077	11,319	10,557
Apr-20	11,247	11,520	10,557
May-20	11,417	11,573	10,558
Jun-20	11,546	11,646	10,559
Jul-20	11,766	11,820	10,560
Aug-20	11,734	11,725	10,561
Sep-20	11,683	11,718	10,562
Oct-20	11,642	11,666	10,563
Nov-20	11,838	11,781	10,564
Dec-20	11,931	11,797	10,564
Jan-21	11,841	11,712	10,565
Feb-21	11,702	11,543	10,566
Mar-21	11,643	11,399	10,566
Apr-21	11,721	11,489	10,566
May-21	11,748	11,527	10,566
Jun-21	11,840	11,607	10,566
Jul-21	11,847	11,737	10,567
Aug-21	11,861	11,715	10,567
Sep-21	11,778	11,614	10,567
Oct-21	11,767	11,610	10,568
Nov-21	11,720	11,645	10,568
Dec-21	11,738	11,615	10,569
Jan-22	11,581	11,365	10,569
Feb-22	11,522	11,238	10,570
Mar-22	11,404	10,926	10,572
Apr-22	11,349	10,511	10,575
May-22	11,337	10,579	10,580
Jun-22	11,044	10,413	10,585
Jul-22	11,080	10,667	10,594
Aug-22	11,007	10,366	10,614
Sep-22	10,938	9,918	10,635
Oct-22	10,947	9,790	10,658
Nov-22	11,107	10,150	10,692
Dec-22	11,068	10,104	10,730
Jan-23	11,242	10,415	10,766
Feb-23	11,130	10,145	10,804
Mar-23	11,242	10,403	10,847
Apr-23	11,286	10,466	10,889
May-23	11,229	10,352	10,933
Jun-23	11,292	10,315	10,979
Jul-23	11,374	10,308	11,028
Aug-23	11,351	10,242	11,078
Sep-23	11,316	9,982	11,127
Oct-23	11,299	9,824	11,178
Nov-23	11,581	10,269	11,228
Dec-23	11,892	10,662	11,281
Jan-24	11,924	10,633	11,330
Feb-24	11,930	10,483	11,378
Mar-24	12,043	10,580	11,430
Apr-24	11,935	10,312	11,479
May-24	12,075	10,487	11,535
Jun-24	12,140	10,587	11,583
Jul-24	12,332	10,834	11,635
Aug-24	12,563	10,990	11,691
Sep-24	12,703	11,137	11,741
Oct-24	12,643	10,860	11,787
Nov-24	12,757	10,975	11,834
Dec-24	12,696	10,796	11,881
Jan-25	12,858	10,853	11,925
Feb-25	13,061	11,092	11,964
Mar-25	12,993	11,096	12,005
Apr-25	12,904	11,140	12,047
May-25	12,925	11,060	12,092
Jun-25	13,097	11,230	12,134
Jul-25	13,159	11,200	12,178
Aug-25	13,277	11,334	12,225
Sep-25	13,473	11,458	12,267
Oct-25	13,578	11,529	12,311
Nov-25	13,641	11,601	12,348
Dec-25	13,664	11,584	12,391
Jan-26	13,752	11,596	12,428
Feb-26	13,873	11,786	12,462
Mar-26	13,696	11,578	12,500
Apr-26	13,869	11,591	12,538
May-26	13,960	11,628	12,577
Jun-26	14,004	11,656	12,614

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$157,016,320
# of Portfolio Holdings	13
Portfolio Turnover Rate	70%
Advisory Fees and Waivers	242,794

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Institutional Class	6.92%	3.41%	3.42%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	3.96%	3.61%	2.35%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Fidelity Advisor Capital & Income Fund - Class Z	16.2%
PIMCO Low Duration Income Fund - Class I	13.9%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.6%
Guggenheim Total Return Bond Fund - Class I	10.4%
PGIM Total Return Bond Fund Class R6	10.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.7%
State Street SPDR Bloomberg High Yield Bond ETF	8.5%
iShares 20+ Year Treasury Bond ETF	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
International Fixed Income	9.7%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
U.S. Fixed Income	74.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Registered Investment Companies	84.6%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Institutional Class    BNDIX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2026

Retail Class    FLBDX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about the Tactical Income Fund for the period of January 01, 2026, to June 30, 2026, as well as certain changes to the Fund. You can find additional information about the Fund at meederinvestment.com/mutual-funds . You can also request this information by contacting us at 866.633.3371 .

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of $10K Investment	Cost Paid as % of $10K Investment
Retail Class	$46	0.92%

Total Return Based on a $10,000 Investment

Table Summary
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Jun-16	10,000	10,000	10,000
Jul-16	10,069	10,063	10,002
Aug-16	10,136	10,052	10,005
Sep-16	10,169	10,046	10,008
Oct-16	10,090	9,969	10,010
Nov-16	9,903	9,733	10,011
Dec-16	9,975	9,747	10,015
Jan-17	10,042	9,766	10,019
Feb-17	10,155	9,832	10,023
Mar-17	10,133	9,827	10,025
Apr-17	10,214	9,902	10,031
May-17	10,274	9,979	10,037
Jun-17	10,247	9,969	10,045
Jul-17	10,318	10,011	10,052
Aug-17	10,400	10,101	10,061
Sep-17	10,367	10,053	10,070
Oct-17	10,378	10,059	10,078
Nov-17	10,312	10,046	10,087
Dec-17	10,347	10,092	10,096
Jan-18	10,258	9,976	10,108
Feb-18	10,150	9,881	10,117
Mar-18	10,196	9,945	10,130
Apr-18	10,105	9,871	10,144
May-18	10,143	9,941	10,158
Jun-18	10,132	9,929	10,175
Jul-18	10,138	9,931	10,191
Aug-18	10,177	9,995	10,207
Sep-18	10,138	9,931	10,223
Oct-18	10,048	9,852	10,242
Nov-18	10,065	9,911	10,261
Dec-18	10,174	10,093	10,281
Jan-19	10,304	10,200	10,301
Feb-19	10,332	10,195	10,320
Mar-19	10,479	10,390	10,341
Apr-19	10,501	10,393	10,362
May-19	10,621	10,577	10,383
Jun-19	10,746	10,710	10,405
Jul-19	10,768	10,734	10,425
Aug-19	10,953	11,012	10,443
Sep-19	10,896	10,953	10,461
Oct-19	10,911	10,986	10,480
Nov-19	10,893	10,981	10,493
Dec-19	10,910	10,973	10,508
Jan-20	11,084	11,184	10,521
Feb-20	11,190	11,386	10,535
Mar-20	10,914	11,319	10,557
Apr-20	11,092	11,520	10,557
May-20	11,246	11,573	10,558
Jun-20	11,369	11,646	10,559
Jul-20	11,580	11,820	10,560
Aug-20	11,546	11,725	10,561
Sep-20	11,492	11,718	10,562
Oct-20	11,447	11,666	10,563
Nov-20	11,634	11,781	10,564
Dec-20	11,725	11,797	10,564
Jan-21	11,636	11,712	10,565
Feb-21	11,493	11,543	10,566
Mar-21	11,432	11,399	10,566
Apr-21	11,504	11,489	10,566
May-21	11,527	11,527	10,566
Jun-21	11,614	11,607	10,566
Jul-21	11,617	11,737	10,567
Aug-21	11,627	11,715	10,567
Sep-21	11,554	11,614	10,567
Oct-21	11,532	11,610	10,568
Nov-21	11,485	11,645	10,568
Dec-21	11,488	11,615	10,569
Jan-22	11,334	11,365	10,569
Feb-22	11,277	11,238	10,570
Mar-22	11,165	10,926	10,572
Apr-22	11,108	10,511	10,575
May-22	11,090	10,579	10,580
Jun-22	10,789	10,413	10,585
Jul-22	10,830	10,667	10,594
Aug-22	10,759	10,366	10,614
Sep-22	10,689	9,918	10,635
Oct-22	10,695	9,790	10,658
Nov-22	10,851	10,150	10,692
Dec-22	10,801	10,104	10,730
Jan-23	10,970	10,415	10,766
Feb-23	10,861	10,145	10,804
Mar-23	10,959	10,403	10,847
Apr-23	11,001	10,466	10,889
May-23	10,955	10,352	10,933
Jun-23	11,004	10,315	10,979
Jul-23	11,090	10,308	11,028
Aug-23	11,068	10,242	11,078
Sep-23	11,021	9,982	11,127
Oct-23	10,998	9,824	11,178
Nov-23	11,273	10,269	11,228
Dec-23	11,568	10,662	11,281
Jan-24	11,612	10,633	11,330
Feb-24	11,599	10,483	11,378
Mar-24	11,706	10,580	11,430
Apr-24	11,611	10,312	11,479
May-24	11,732	10,487	11,535
Jun-24	11,796	10,587	11,583
Jul-24	11,976	10,834	11,635
Aug-24	12,207	10,990	11,691
Sep-24	12,336	11,137	11,741
Oct-24	12,278	10,860	11,787
Nov-24	12,388	10,975	11,834
Dec-24	12,336	10,796	11,881
Jan-25	12,467	10,853	11,925
Feb-25	12,671	11,092	11,964
Mar-25	12,605	11,096	12,005
Apr-25	12,512	11,140	12,047
May-25	12,525	11,060	12,092
Jun-25	12,692	11,230	12,134
Jul-25	12,752	11,200	12,178
Aug-25	12,867	11,334	12,225
Sep-25	13,056	11,458	12,267
Oct-25	13,151	11,529	12,311
Nov-25	13,206	11,601	12,348
Dec-25	13,233	11,584	12,391
Jan-26	13,302	11,596	12,428
Feb-26	13,426	11,786	12,462
Mar-26	13,254	11,578	12,500
Apr-26	13,421	11,591	12,538
May-26	13,493	11,628	12,577
Jun-26	13,542	11,656	12,614

The Growth of $10,000 chart compares the performance of the Fund over the period shown with dividends and capital gains reinvested to the Fund’s benchmark. Benchmark indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and accounting fees.

Investment performance assumes reinvestment of all dividend and capital gain distributions. The results do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the redemption of Fund shares. Historical performance attributed to the Institutional and Adviser Share Classes prior to their inception dates is based on the performance of the Retail Share Class. No adjustment has been made to reflect class-specific distribution or servicing fees. Returns may reflect the effect of voluntary fee waivers or expense reimbursements over the period shown. Without these waivers, performance would have been lower.

The performance data shown represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current month-end performance data, please visit our website at www.meederfunds.com.

Fund Statistics

Table Summary
Total Net Assets	$157,016,320
# of Portfolio Holdings	13
Portfolio Turnover Rate	70%
Advisory Fees and Waivers	242,794

Average Annual Total Returns

Table Summary
.	1 Year	5 Year	Since Inception
Retail Class	6.70%	3.12%	3.08%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index	3.96%	3.61%	2.35%

What did the Fund invest in?

Top 10 Holdings

Table Summary
Fidelity Advisor Capital & Income Fund - Class Z	16.2%
PIMCO Low Duration Income Fund - Class I	13.9%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	10.6%
Guggenheim Total Return Bond Fund - Class I	10.4%
PGIM Total Return Bond Fund Class R6	10.4%
Eaton Vance Emerging Markets Debt Opportunities Fund - Class R6	9.7%
State Street SPDR Bloomberg High Yield Bond ETF	8.5%
iShares 20+ Year Treasury Bond ETF	5.0%
As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Sector Weighting

Table Summary
Value	Value
International Fixed Income	9.7%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
U.S. Fixed Income	74.9%Footnote Reference
Footnote	Description
Footnote	As a percentage of total net assets. Concentrations are subject to change.

Asset Weighting

Table Summary
Value	Value
Registered Investment Companies	84.6%Footnote Reference
Money Market Registered Investment Companies	15.0%Footnote Reference
Assets/Other Liabilities (Net)	0.4%
Footnote	Description
Footnote	As a percentage of total net assets.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, proxy voting information and other important materials, scan the QR code or visit www.meederinvestment.com/meeder-funds-resources.

Householding

To reduce fund expenses, only one copy of most shareholder documents are delivered to shareholders with multiple accounts at the same address. If you wish to receive copies of this document for each account, please contact the Meeder Funds at 866.633.3371 or contact your financial intermediary.

Retail Class    FLBDX

Tactical Income Fund

Semi-Annual Shareholder Report

June 30, 2026

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.  There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:
 2026                                          2025
Audit Fees                                                          $131,500                               $131,500
Audit-Related Fees                                                          0                                              0
Tax Fees                                                                   47,000                                    45,500
All Other Fees                                                           2,340                                        2,440

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.  Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals.  Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness.  All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1)  A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2)  0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f)  Not applicable.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $47,300 and $91,586, respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Items 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b)  Not applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

June 30, 2026 (UNAUDITED)
Meeder Funds
Semi-Annual Report

TABLE OF CONTENTS
This Semi-Annual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.
Meeder Funds are distributed by Meeder Distribution Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 67 .2%
Communication Services — 6.5%
Alphabet Inc - Class C ................. 164,254 58,035,866
AT&T Inc .......................... 71,436 1,478,725
Bandwidth Inc
(1)
..................... 1,417 89,696
Charter Communications Inc
(1)
........... 13,063 1,857,689
Comcast Corp ...................... 75,448 1,852,248
IDT Corp .......................... 5,159 300,048
Meta Platforms Inc ................... 28,992 16,330,904
Omnicom Group Inc .................. 53,565 3,901,139
83,846,315
Consumer Discretionary — 3.1%
Adient PLC
(1)
....................... 1,497 27,515
Amazon.com Inc
(1)
................... 15,647 3,729,306
Best Buy Co Inc ..................... 4,837 367,032
BorgWarner Inc ..................... 18,823 1,249,847
Boyd Gaming Corp ................... 12,102 1,068,970
Brinker International Inc
(1)
.............. 157 26,376
Deckers Outdoor Corp
(1)
................ 18,510 1,837,858
Expedia Group Inc ................... 12,779 3,269,891
Garmin Ltd ........................ 1,099 261,056
Garrett Motion Inc ................... 3,115 112,856
Lear Corp ......................... 13,784 1,847,883
Life Time Group Hold
(1)
................ 1,120 45,741
Lululemon Athletica Inc
(1)
............... 19,018 2,171,475
Monarch Casino & Resort Inc ............ 354 46,590
Murphy USA Inc ..................... 4,051 2,182,962
Perdoceo Education Corp ............... 2,221 71,072
Ralph Lauren Corp ................... 9,308 3,736,324
Red Rock Resorts Inc ................. 5,636 366,678
Ross Stores Inc ..................... 25,686 5,467,265
Royal Caribbean Cruises Ltd ............ 14,199 4,508,608
Strattec Security Corp
(1)
................ 2,439 198,657
Sturm Ruger & Co Inc ................. 6,607 250,075
Tapestry Inc ....................... 38,817 5,682,032
Versigent Plc
(1)
...................... 3,648 153,253
Victoria's Secret &
(1)
.................. 2,938 245,264
Visteon Corp ....................... 431 42,760
XPEL Inc
(1)
......................... 2,176 107,930
YETI Holdings Inc
(1)
................... 20,714 1,026,586
40,101,862
Consumer Staples — 1.4%
Archer-Daniels-Midland Co ............. 8,365 639,086
Casey's General Stores Inc ............. 6,893 5,478,487
Costco Wholesale Corp ................ 3,356 3,139,437
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Kroger Co/The ...................... 67,871 3,768,877
Marzetti Company/The ................ 15,676 1,789,572
Tyson Foods Inc ..................... 44,382 2,540,870
17,356,329
Energy — 0.5%
Antero Resources Corp
(1)
............... 2,115 74,321
APA Corp ......................... 8,528 277,757
Archrock Inc ....................... 5,297 215,641
Devon Energy Corp ................... 7,953 328,618
Forum Energy Technologies Inc
(1)
......... 954 47,919
Gulfport Energy Corp
(1)
................ 6,626 1,124,432
Matador Resources Co ................ 57,433 2,859,015
Nabors Industries Ltd
(1)
................ 19,025 1,598,290
Par Pacific Holdings Inc
(1)
............... 6,682 374,727
6,900,720
Financials — 10.5%
Allstate Corp/The .................... 42,756 10,173,363
Ally Financial Inc .................... 109,329 5,023,667
Ameriprise Financial Inc ............... 22,855 10,484,960
Arch Capital Group Ltd
(1)
............... 90,052 8,740,447
Bank of New York Mellon Corp/The ........ 99,030 14,320,728
Berkshire Hathaway Inc
(1)
.............. 30,757 15,390,495
CME Group Inc ...................... 2,144 473,459
Customers Bancorp Inc
(1)
............... 48,058 3,801,388
Encore Capital Group Inc
(1)
.............. 17,635 1,645,169
First American Financial Corp ............ 17,342 1,189,488
Fiserv Inc
(1)
........................ 4,835 237,157
Hanover Insurance Group Inc/The ......... 2,560 548,147
HCI Group Inc ...................... 6,824 1,195,906
Independent Bank Cor ................. 3,733 312,527
Jack Henry & Associates Inc ............ 45,400 6,253,396
LendingTree Inc
(1)
.................... 1,667 73,831
Mastercard Inc ..................... 45,495 23,366,232
Mercury General Corp ................. 427 45,527
Moelis & Co ....................... 19,510 1,276,344
Morningstar Inc ..................... 3,735 582,735
Northern Trust Corp .................. 6,875 1,195,150
QCR Holdings Inc .................... 280 27,258
Remitly Global Inc
(1)
.................. 12,660 283,711
S&T Bancorp Inc .................... 4,084 200,443
State Street Corp .................... 38,820 6,583,872
Stewart Information Services Corp ........ 1,196 78,960
Toast Inc
(1)
........................ 63,095 1,755,303
Travelers Cos Inc/The ................. 24,633 8,131,846

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Visa Inc .......................... 32,770 11,243,059
WHITE MTNS INS GROUP ............... 150 311,008
134,945,576
Health Care — 7.7%
AbbVie Inc ........................ 49,922 12,562,372
Agilent Technologies Inc ............... 13,312 1,768,233
Alnylam Pharmaceuticals Inc
(1)
........... 653 196,573
Amgen Inc ........................ 28,127 10,185,349
BrightSpring Health Services Inc
(1)
......... 7,269 506,940
Bristol-Myers Squibb Co ............... 12,235 704,981
Caris Life Sciences Inc
(1)
............... 3,384 60,303
Centene Corp
(1)
..................... 12,732 817,267
Cigna Group/The .................... 2,503 690,027
CVS Health Corp .................... 28,382 2,936,118
Elevance Health Inc .................. 7,101 2,746,170
Eli Lilly & Co ....................... 13,850 16,612,106
Encompass Health Corp ............... 22,151 2,239,023
Gilead Sciences Inc .................. 66,395 8,388,344
HCA Healthcare Inc ................... 184 71,740
Johnson & Johnson .................. 56,621 14,380,035
Merck & Co Inc ..................... 39,212 5,038,742
Natera Inc
(1)
........................ 10,732 2,913,201
Novocure Ltd
(1)
...................... 9,510 144,077
Regeneron Pharmaceuticals Inc .......... 3,437 2,143,107
United Therapeutics Corp
(1)
............. 5,341 2,893,914
UnitedHealth Group Inc ................ 21,392 8,891,157
Universal Health Services Inc ............ 2,650 394,028
West Pharmaceutical Services Inc ......... 5,055 1,814,745
99,098,552
Industrials — 7.6%
Acuity Inc ......................... 439 165,354
Allegion plc ........................ 11,664 1,638,675
Atkore Inc ......................... 2,160 164,246
Bloom Energy Corp
(1)
.................. 1,046 316,624
Blue Bird Corp
(1)
..................... 5,388 425,436
Caterpillar Inc ...................... 5,799 6,175,355
Comfort Systems USA Inc .............. 2,330 4,617,944
Copart Inc
(1)
........................ 128,815 3,631,295
Cummins Inc ....................... 6,552 4,672,952
Delta Air Lines Inc ................... 69,326 6,493,073
Dover Corp ........................ 189 42,389
EMCOR Group Inc .................... 2,605 2,161,837
EnerSys .......................... 11,904 2,783,393
Equifax Inc ........................ 12,395 1,967,334
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Everus Construction Group Inc
(1)
.......... 2,596 430,806
Fluor Corp
(1)
........................ 26,750 1,401,433
General Dynamics Corp ................ 420 148,781
Huntington Ingalls Industries Inc .......... 18,649 5,219,669
Innodata Inc
(1)
...................... 7,738 584,838
Johnson Controls International plc ......... 9,468 1,383,370
Lincoln Electric Holdings Inc ............. 9,522 2,528,186
Lockheed Martin Corp ................. 10,683 5,442,561
Matson Inc ........................ 231 44,405
Mueller Industries Inc ................. 10,395 1,277,857
MYR Group Inc
(1)
.................... 2,585 1,293,534
Northrop Grumman Corp ............... 10,315 5,253,533
NuScale Power Corp
(1)
................. 5,839 58,565
nVent Electric PLC ................... 185 31,378
NWPX Infrastructure Inc
(1)
.............. 274 41,084
PACCAR Inc ........................ 29,998 3,603,360
Rockwell Automation Inc ............... 7,019 3,474,967
Sensata Technologies Holding PLC ........ 9,588 457,731
SkyWest Inc
(1)
...................... 14,445 1,434,822
Southwest Airlines Co ................. 27,615 1,419,963
United Airlines Holdings Inc
(1)
............ 53,263 7,243,235
United Rentals Inc ................... 2,232 2,528,611
V2X Inc
(1)
......................... 12,253 913,584
Valmont Industries Inc ................. 3,454 1,995,030
Vicor Corp
(1)
........................ 463 175,838
WW Grainger Inc .................... 4,742 6,451,017
Xylem Inc/NY ....................... 62,314 7,366,138
97,460,203
Information Technology — 26.7%
Advanced Energy Industries Inc .......... 113 42,134
Advanced Micro Devices Inc
(1)
........... 8,980 5,216,572
Amkor Technology Inc ................. 9,932 856,436
Amphenol Corp ..................... 2,682 472,890
Analog Devices Inc ................... 15,458 6,139,454
Apple Inc ......................... 214,075 61,944,742
Applied Materials Inc ................. 17,523 12,669,129
Avnet Inc ......................... 17,150 1,523,263
Broadcom Inc ...................... 58,930 22,260,808
CDW Corp/DE ...................... 30,812 4,333,400
Cisco Systems Inc ................... 66,555 7,817,550
Corning Inc ........................ 2,559 653,645
Credo Technology Group Holding Ltd
(1)
...... 4,978 1,353,767
Dell Technologies Inc ................. 5,446 2,349,731
Diebold Nixdorf Inc
(1)
.................. 2,415 205,323
DXC Technology Co
(1)
................. 5,049 44,684
Everpure Inc
(1)
...................... 28,372 2,235,430

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Fortinet Inc
(1)
....................... 19,366 2,975,005
Hewlett Packard Enterprise Co ........... 24,681 1,113,360
HP Inc ........................... 13,687 300,293
HubSpot Inc
(1)
...................... 15,380 2,807,004
Insight Enterprises Inc
(1)
................ 3,992 486,226
Intel Corp
(1)
........................ 43,871 6,125,708
International Business Machines Corp ...... 8,484 2,385,786
Jabil Inc .......................... 3,701 1,426,661
KLA Corp ......................... 12,428 3,749,652
Lam Research Corp .................. 20,010 8,670,933
Lattice Semiconductor Corp
(1)
............ 304 46,500
Marvell Technology Inc ................ 6,319 1,882,367
MaxLinear Inc
(1)
..................... 1,649 211,121
Micron Technology Inc ................ 15,897 18,349,748
Microsoft Corp ...................... 133,185 49,680,669
NetApp Inc ........................ 15,374 2,379,280
NetScout Systems Inc
(1)
................ 12,075 525,866
NVIDIA Corp ....................... 320,305 64,089,827
Oracle Corp ........................ 16,949 2,483,876
PC Connection Inc ................... 677 49,414
QUALCOMM Inc ..................... 30,721 5,676,934
Sandisk Corp
(1)
...................... 1,997 4,540,639
ScanSource Inc
(1)
.................... 43,535 2,267,738
Skyworks Solutions Inc ................ 18,957 1,285,285
TD SYNNEX Corp .................... 24,472 6,542,344
Teradyne Inc ....................... 1,770 856,397
Texas Instruments Inc ................. 32,171 9,589,210
TTM Technologies Inc
(1)
................ 4,676 874,506
Ubiquiti Inc ........................ 1,796 959,118
Universal Display Corp ................ 23,870 2,066,903
Western Digital Corp .................. 7,374 4,709,921
Zebra Technologies Corp
(1)
.............. 11,677 3,074,087
342,301,336
Materials — 1.1%
Alcoa Corp ........................ 13,761 717,498
Anglogold Ashanti Plc ................. 15,840 1,281,298
Balchem Corp ...................... 481 81,265
CF Industries Holdings Inc .............. 30,764 3,330,511
Coeur Mining Inc .................... 35,222 574,823
Greif, Inc. - Class A ................... 416 30,988
Kaiser Aluminum Corp ................. 2,529 494,748
Newmont Corp ..................... 49,011 4,577,627
Royal Gold Inc ...................... 13,110 2,616,887
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
SSR Mining Inc
(1)
.................... 23,407 661,950
14,367,595
Real Estate — 1.5%
CBL & Associates Properties Inc .......... 2,343 124,390
Cousins Properties Inc ................ 35,449 1,062,761
Simon Property Group Inc .............. 78,545 17,566,589
18,753,740
Utilities — 0.6%
Consolidated Edison Inc ............... 10,434 1,154,313
Edison International .................. 78,195 5,821,618
6,975,931
Total Common Stocks (United States)
( Cost $ 627,548,932 ) ................ 862,108,159
Money Market Registered Investment Companies — 29 .8%
Meeder Government Money Market Fund ,
3.57%
(2)
........................ 381,880,504 381,880,504
Total Money Market Registered Investment
Companies
( Cost $ 381,880,504 ) ................ 381,880,504
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Call/Put Options Purchased — 0 .2%
Put Options Purchased
SPX 08/21/26 P 7600 ......... 168 127,680,000 3,170,160
Total Call/Put Options Purchased
( Premiums Paid $ 3,219,366 ) .......... 127,680,000 3,170,160
Total Investments — 97 .2%
(Cost $ 1,012,648,802 ) ............... 1,247,158,823
Other Assets less Liabilities — 2 .8% ....... 35,901,693
Total Net Assets — 100 .0% ............. 1,283,060,516

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 7,738 113,124
Meeder Conservative Allocation Fund - Retail
Class .......................... 2,177 54,022
Meeder Dynamic Allocation Fund - Retail Class 20,777 339,906
Meeder Muirfield Fund - Retail Class ....... 17,380 192,225
Total Trustee Deferred Compensation
(Cost $ 539,492 ) ................... 699,277
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Sept 2026 ........ 992 9/17/26 156,006,880 (1,401,483)
Mini MSCI Emg Mkt
Futures - Sept 2026 . 622 9/17/26 54,652,030 (543,650)
Russell 2000 Futures Mini
September 2026 .... 341 9/17/26 51,927,480 950,985
S&P 500 Mini Futures
September 2026 .... 421 9/17/26 158,890,663 (1,607,743)
S&P Mid Cap Futures
EMini September 2026 (5) 9/17/26 (1,942,500) (22,514)
Total Futures Contracts . 2,371 419,534,553 (2,624,405)
(1) Represents non-income producing securities.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2026.
(3) Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedule of Options Written
June 30, 2026 (unaudited)
Muirfield Fund
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Fair
Value ($)
Call/Put Options Written
Put Options Written
SPX 08/21/26 P 6800
(1)
........ (168) 114,240,000 (467,880)
Total Call/Put Options Written
(Premiums Received $ 808,164 ) ......... 114,240,000 (467,880)
(1) Represents non-income producing securities.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Spectrum Fund
Long Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — 89 .0%
Communication Services — 7.5%
Alphabet Inc - Class C
(1)
................ 32,137 11,354,966
AMC Global Media Inc
(2)
................ 18,534 184,969
Angi Inc
(2)
......................... 2,455 14,607
AT&T Inc .......................... 18,782 388,787
ATN International Inc .................. 8,206 217,377
Bandwidth Inc
(2)
..................... 987 62,477
Bumble Inc
(2)
....................... 2,949 9,437
Cable One Inc
(2)
..................... 2,126 112,912
Cargurus Inc
(2)
...................... 6,123 208,733
Charter Communications Inc
(2)
........... 3,243 461,187
Comcast Corp ...................... 8,954 219,821
EverQuote Inc
(2)
..................... 15,494 368,602
Ibotta Inc
(2)
........................ 5,110 174,558
IDT Corp .......................... 2,244 130,511
Marcus Corp/The .................... 7,566 177,498
Meta Platforms Inc
(1)
.................. 7,281 4,101,314
Omnicom Group Inc .................. 8,115 591,015
PubMatic Inc
(2)
...................... 19,416 254,738
RUM Group Inc
(2)
.................... 14,922 94,605
Scholastic Corp ..................... 924 42,504
Sirius XM Holdings Inc ................ 2,216 65,461
Spotify Technology SA
(2)
................ 110 50,504
Trade Desk Inc/The
(2)
................. 8,750 158,200
Verizon Communications Inc ............ 9,659 408,962
19,853,745
Consumer Discretionary — 6.7%
Abercrombie & Fitch Co
(2)
............... 745 67,057
Adient PLC
(2)
....................... 5,772 106,089
Amazon.com Inc
(1) (2)
.................. 19,575 4,665,506
American Eagle Outfitters Inc ............ 6,318 108,670
AutoZone Inc
(2)
...................... 17 54,331
Bath & Body Works Inc ................ 2,874 66,476
Best Buy Co Inc ..................... 3,754 284,854
BorgWarner Inc ..................... 194 12,882
Boyd Gaming Corp ................... 4,282 378,229
Brinker International Inc
(2)
.............. 1,957 328,776
Capri Holdings Ltd
(2)
.................. 2,831 52,572
Champion Homes Inc
(2)
................ 5,551 489,154
Chipotle Mexican Grill Inc
(2)
............. 447 15,198
Citi Trends Inc
(2)
..................... 184 10,643
Deckers Outdoor Corp
(2)
................ 1,982 196,793
Dine Brands Global Inc ................ 1,983 71,190
Expedia Group Inc ................... 1,469 375,888
Flexsteel Industries Inc ................ 3,818 284,365
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Garmin Ltd ........................ 1,093 259,631
Garrett Motion Inc ................... 1,067 38,657
Genesco Inc
(2)
...................... 1,419 47,920
Gentherm Inc
(2)
..................... 865 29,505
H&R Block Inc ...................... 1,204 45,848
Hasbro Inc ........................ 1,520 125,537
Helen of Troy Ltd
(2)
................... 1,010 29,361
J Jill Inc .......................... 5,948 94,395
Kohl's Corporation ................... 2,298 40,721
La-Z-Boy Inc ....................... 3,653 146,558
LCI Industries ...................... 2,107 223,089
Lear Corp ......................... 6,802 911,876
Life Time Group Hold
(2)
................ 3,391 138,488
Lululemon Athletica Inc
(2)
............... 3,071 350,647
MasterCraft Boat Holdings Inc
(2)
.......... 3,063 79,087
Mohawk Industries Inc
(2)
............... 3,480 422,228
Monarch Casino & Resort Inc ............ 882 116,080
Murphy USA Inc ..................... 446 240,336
National Vision Holdings Inc
(2)
............ 5,306 100,867
O'Reilly Automotive Inc
(2)
............... 11,913 1,097,068
Oxford Industries Inc .................. 2,317 80,794
Phinia Inc ......................... 930 76,604
Phoenix Education Pa ................. 2,214 72,730
Ralph Lauren Corp ................... 2,043 820,081
Red Rock Resorts Inc ................. 1,631 106,113
Rent the Runway Inc .................. 1,893 5,963
Ross Stores Inc ..................... 4,047 861,404
Royal Caribbean Cruises Ltd ............ 2,010 638,235
Somnigroup International Inc ............ 3,885 304,584
Sonos Inc
(2)
........................ 4,382 59,288
Strategic Education Inc ................ 1,597 122,362
Strattec Security Corp
(2)
................ 440 35,838
Sturm Ruger & Co Inc ................. 5,956 225,435
Tapestry Inc ....................... 3,404 498,278
Tesla Inc
(2)
......................... 2,133 897,140
Texas Roadhouse Inc ................. 531 102,605
ThredUp Inc
(2)
...................... 6,405 43,874
TJX Cos Inc/The ..................... 8,193 1,241,239
Toll Brothers Inc ..................... 1,909 314,508
Versigent Plc
(2)
...................... 3,967 166,654
Victoria's Secret &
(2)
.................. 483 40,321
Visteon Corp ....................... 2,943 291,975
Warby Parker Inc
(2)
................... 6,209 188,381
WEYCO GROUP INC ................... 275 10,816
Williams-Sonoma Inc ................. 115 26,806

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
YETI Holdings Inc
(2)
................... 7,623 377,796
19,716,396
Consumer Staples — 1.8%
Archer-Daniels-Midland Co ............. 2,690 205,516
Boston Beer Co Inc/The
(2)
............... 1,118 197,920
Cal-Maine Foods Inc .................. 2,215 178,440
Casey's General Stores Inc ............. 539 428,392
Colgate-Palmolive Co ................. 520 47,674
Costco Wholesale Corp ................ 1,247 1,166,531
Del Monte Corp ..................... 2,195 61,262
Dollar General Corp .................. 1,594 183,485
Estee Lauder Cos Inc/The .............. 2,519 198,875
J & J Snack Foods Corp ............... 529 38,855
Kroger Co/The ...................... 11,788 654,588
Marzetti Company/The ................ 2,146 244,987
Nu Skin Enterprises Inc ................ 13,821 72,975
PepsiCo Inc ........................ 3,262 441,675
Simply Good Foods Co/The
(2)
............ 7,100 94,288
Target Corp ........................ 1,429 186,642
Tyson Foods Inc ..................... 5,125 293,406
United Natural Foods Inc
(2)
.............. 207 9,454
USANA Health Sciences Inc
(2)
............ 475 10,141
4,715,106
Energy — 2.0%
Antero Resources Corp
(2)
............... 6,967 244,820
Archrock Inc ....................... 2,036 82,886
Chevron Corp ...................... 6,335 1,050,090
ConocoPhillips ...................... 4,387 456,073
Crescent Energy Co .................. 12,875 126,433
EOG Resources Inc ................... 4,399 570,682
Exxon Mobil Corp .................... 10,924 1,493,529
Forum Energy Technologies Inc
(2)
......... 934 46,915
Gulfport Energy Corp
(2)
................ 875 148,488
Matador Resources Co ................ 4,646 231,278
Ranger Energy Services Inc ............. 1,702 27,249
Riley Exploration Permian Inc ............ 650 21,424
SLB Ltd .......................... 5,458 253,742
Teekay Tankers Ltd ................... 1,925 124,875
Weatherford International PLC ........... 518 42,217
4,920,701
Financials — 14.1%
Alerus Financial Corp ................. 4,579 142,407
Allstate Corp/The .................... 2,099 499,436
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Ally Financial Inc .................... 25,669 1,179,491
American International Group Inc ......... 3,126 232,981
Ameriprise Financial Inc ............... 2,002 918,438
Arch Capital Group Ltd
(2)
............... 7,413 719,506
ARMOUR Residential REIT Inc. ........... 40,097 699,693
Assurant Inc ....................... 444 119,227
Bank of New York Mellon Corp/The ........ 10,802 1,562,077
Bank of NT Butterfield & Son Ltd/The ....... 1,607 95,617
Bank OZK ......................... 5,368 279,619
Berkshire Hathaway Inc
(1) (2)
............. 11,367 5,687,933
Bread Financial Holdings Inc ............ 63 6,826
Capital One Financial Corp .............. 6,264 1,256,684
Chubb Ltd ......................... 37 12,607
CME Group Inc ...................... 3,624 800,288
Customers Bancorp Inc
(2)
............... 19,227 1,520,856
Encore Capital Group Inc
(2)
.............. 2,469 230,333
Essent Group Ltd .................... 3,534 227,166
Euronet Worldwide Inc
(2)
............... 8,012 586,398
Evertec Inc. ........................ 3,817 106,036
Fidelity D&D Bancorp Inc ............... 2,024 104,074
First American Financial Corp ............ 17,356 1,190,448
First Hawaiian Inc .................... 321 9,405
Fiserv Inc
(2)
........................ 5,308 260,357
Goosehead Insurance Inc
(2)
.............. 1,528 74,108
HCI Group Inc ...................... 1,140 199,785
Heritage Insurance Holdings Inc
(2)
......... 3,522 91,854
Independent Bank Cor ................. 2,591 216,919
Independent Bank Corp/MI .............. 6,580 237,341
Investors Title Co .................... 1,068 292,290
Jack Henry & Associates Inc ............ 8,455 1,164,592
LendingTree Inc
(2)
.................... 5,208 230,662
Marsh & McLennan Cos Inc ............. 1,942 323,673
Mastercard Inc
(1)
.................... 9,952 5,111,347
Mercury General Corp ................. 470 50,111
MFA Financial Inc .................... 1,564 15,155
Moelis & Co ....................... 9,428 616,780
Morningstar Inc ..................... 3,755 585,855
NerdWallet Inc
(2)
..................... 1,155 10,684
Newtekone Inc ..................... 4,309 63,816
Northern Trust Corp .................. 3,052 530,560
OppFi Inc
(2)
........................ 3,436 34,119
Pagseguro Digital Ltd ................. 10,308 93,287
Pathward Financial Inc ................ 9,543 830,814
PJT Partners Inc ..................... 1,541 232,599
PRA Group Inc
(2)
..................... 2,606 49,488
PROG Holdings Inc ................... 6,285 292,944
QCR Holdings Inc .................... 2,751 267,810

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Raymond James Financial Inc ........... 1,750 266,053
Remitly Global Inc
(2)
.................. 3,873 86,794
S&T Bancorp Inc .................... 2,817 138,258
Selectquote Inc
(2)
.................... 10,853 9,128
Silvercrest Asset Management Group Inc .... 1,396 14,114
Slide Insurance Hold
(2)
................. 2,044 39,592
Starwood Property Trust Inc ............. 19,654 321,933
State Street Corp .................... 17,025 2,887,440
Stewart Information Services Corp ........ 8,483 560,048
Synchrony Financial .................. 9,840 748,332
Toast Inc
(2)
........................ 23,014 640,249
Travelers Cos Inc/The ................. 664 219,200
TrustCo Bank Corp NY ................. 255 14,002
United Fire Group Inc ................. 1,471 77,139
Universal Insurance Holdings Inc .......... 235 9,720
Visa Inc .......................... 4,775 1,638,255
Westamerica BanCorp ................. 5,218 306,140
Zions Bancorp NA ................... 8,840 611,640
38,652,533
Health Care — 9.6%
AbbVie Inc ........................ 10,411 2,619,824
ADMA Biologics Inc
(2)
................. 8,913 74,602
Agilent Technologies Inc ............... 2,912 386,801
Alnylam Pharmaceuticals Inc
(2)
........... 584 175,802
Amgen Inc
(1)
....................... 6,477 2,345,451
ANIKA THERAPEUTICS I
(2)
............... 2,496 36,516
Bristol-Myers Squibb Co ............... 3,238 186,574
CareDx Inc
(2)
....................... 830 23,655
Caris Life Sciences Inc
(2)
............... 20,121 358,556
Castle Biosciences Inc
(2)
............... 994 23,707
Celldex Therapeutics
(2)
................ 5,009 186,385
Centene Corp
(2)
..................... 1,872 120,164
Cigna Group/The .................... 2,529 697,195
Corvus Pharmaceuticals Inc
(2)
............ 6,055 90,462
CVS Health Corp .................... 5,202 538,147
Definitive Healthcare Corp
(2)
............. 11,674 9,700
Elevance Health Inc .................. 2,051 793,183
Eli Lilly & Co
(1)
...................... 2,964 3,555,111
Emergent BioSolutions Inc
(2)
............. 2,057 17,238
Encompass Health Corp ............... 4,626 467,596
Gilead Sciences Inc .................. 15,062 1,902,933
HCA Healthcare Inc ................... 1,971 768,473
HealthStream Inc .................... 6,325 172,356
Humana Inc ....................... 635 252,235
Illumina Inc
(2)
....................... 369 64,881
Insulet Corp
(2)
...................... 617 93,938
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
IQVIA Holdings Inc
(2)
.................. 195 37,678
Johnson & Johnson
(1)
................. 13,613 3,457,294
Liquidia Corp
(2)
...................... 1,021 81,404
Merck & Co Inc ..................... 7,447 956,939
Metagenomi Therapeutics Inc
(2)
.......... 5,496 6,540
Monopar Therapeutics Inc
(2)
............. 1,389 128,608
Natera Inc
(2)
........................ 3,191 866,197
Novocure Ltd
(2)
...................... 8,814 133,532
NRC Health ........................ 2,884 62,208
Omnicell Inc
(2)
...................... 5,632 233,841
Perrigo Co PLC ..................... 1,976 20,531
Phibro Animal Health Corp .............. 1,969 61,827
Rapport Therapeutics Inc
(2)
.............. 2,774 115,593
Regeneron Pharmaceuticals Inc .......... 883 550,586
Relay Therapeutics,
(2)
................. 3,332 62,342
Sarepta Therapeutics Inc
(2)
.............. 1,507 27,081
Sotera Health Compan
(2)
............... 2,064 36,636
STERIS PLC ........................ 1,383 291,218
Tenet Healthcare Corp
(2)
................ 159 29,746
Third Harmonic Bio Inc
(2) (3)
.............. 2,083 0
Twist Bioscience Corp
(2)
................ 1,539 158,332
United Therapeutics Corp
(2)
............. 374 202,644
UnitedHealth Group Inc ................ 3,176 1,320,041
Universal Health Services Inc ............ 2,096 311,654
Viatris Inc ......................... 664 10,544
West Pharmaceutical Services Inc ......... 745 267,455
Zoetis Inc ......................... 2,694 193,591
25,585,547
Industrials — 11.0%
Acuity Inc ......................... 298 112,245
AECOM ........................... 2,288 159,702
Allegiant Travel Co
(2)
.................. 1,630 191,688
Allegion plc ........................ 699 98,203
Allient Inc ......................... 246 25,321
AMETEK Inc ....................... 2,911 704,287
Amprius Technologies
(2)
................ 1,615 22,384
Apogee Enterprises Inc ................ 1,234 56,443
Armstrong World Industries Inc ........... 2,444 392,066
Astronics Corp
(2)
..................... 762 61,920
ATI Inc
(2)
.......................... 323 63,663
Atkore Inc ......................... 3,499 266,064
AZZ Inc .......................... 98 15,195
Barrett Business Services Inc ............ 178 6,323
Bloom Energy Corp
(2)
.................. 692 209,468
Blue Bird Corp
(2)
..................... 6,916 546,087
BWX Technologies Inc ................. 679 132,167

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Carpenter Technology Corp ............. 355 218,978
Caterpillar Inc ...................... 1,385 1,474,886
Comfort Systems USA Inc .............. 957 1,896,726
Copart Inc
(2)
........................ 19,635 553,511
Cummins Inc ....................... 1,156 824,471
Delta Air Lines Inc ................... 13,752 1,288,012
Eaton Corp PLC ..................... 975 415,467
EMCOR Group Inc .................... 425 352,699
Emerson Electric Co .................. 3,514 503,029
EnerSys .......................... 2,951 690,003
Equifax Inc ........................ 5,559 882,324
Everus Construction Group Inc
(2)
.......... 105 17,425
FedEx Corp ........................ 1,228 384,524
Fluor Corp
(2)
........................ 4,465 233,921
FTAI Aviation Ltd .................... 380 102,801
Generac Holdings Inc
(2)
................ 255 74,667
General Dynamics Corp ................ 4,638 1,642,965
Greenbrier Cos Inc/The ................ 1,026 50,284
Hubbell Inc ........................ 1,624 849,677
Huntington Ingalls Industries Inc .......... 2,927 819,238
IBEX Holdings Ltd
(2)
................... 15,955 484,553
Innodata Inc
(2)
...................... 1,938 146,474
Johnson Controls International plc ......... 788 115,135
Kforce Inc ......................... 1,652 77,512
Korn Ferry ......................... 1,130 75,235
L3Harris Technologies Inc .............. 2,207 641,332
Leonardo DRS Inc ................... 7,655 326,639
Lincoln Electric Holdings Inc ............. 1,714 455,084
Liquidity Services Inc
(2)
................ 3,175 124,206
Lockheed Martin Corp ................. 1,600 815,136
Louisiana-Pacific Corp ................ 1,349 106,112
Masco Corp ....................... 3,866 314,576
MasTec Inc
(2)
....................... 405 168,504
Middleby Corp/The ................... 709 121,955
Mueller Industries Inc ................. 4,063 499,465
MYR Group Inc
(2)
.................... 970 485,388
Nextpower Inc
(2)
..................... 248 29,547
Northrop Grumman Corp ............... 1,636 833,231
NuScale Power Corp
(2)
................. 21,173 212,365
Omega Flex Inc ..................... 482 15,130
Otis Worldwide Corp .................. 332 23,771
PACCAR Inc ........................ 4,912 590,029
Pitney Bowes Inc .................... 1,392 24,388
Power Solutions International Inc
(2)
........ 984 38,268
Quad/Graphics Inc ................... 2,461 20,746
Rocket Lab Corp
(2)
................... 107 10,877
Rockwell Automation Inc ............... 1,239 613,404
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Saia Inc
(2)
......................... 52 21,900
Sensata Technologies Holding PLC ........ 3,274 156,301
SkyWest Inc
(2)
...................... 5,752 571,346
Southwest Airlines Co ................. 8,151 419,124
Spire Global Inc
(2)
.................... 3,161 58,795
Sterling Infrastructure Inc
(2)
............. 91 76,382
Trane Technologies PLC ................ 168 82,515
Tutor Perini Corp .................... 1,194 99,066
UFP Industries Inc ................... 1,723 156,345
United Airlines Holdings Inc
(2)
............ 11,174 1,519,552
United Rentals Inc ................... 371 420,302
V2X Inc
(2)
......................... 6,091 454,145
Valmont Industries Inc ................. 260 150,176
Vertiv Holdings Co ................... 499 167,075
Vicor Corp
(2)
........................ 252 95,705
WW Grainger Inc .................... 188 255,755
Xylem Inc/NY ....................... 6,488 766,946
29,179,326
Information Technology — 28.4%
Adobe Inc
(2)
........................ 523 107,225
Advanced Micro Devices Inc
(2)
........... 4,106 2,385,216
Amdocs Ltd ........................ 226 11,422
Amkor Technology Inc ................. 5,041 434,685
Amphenol Corp ..................... 5,413 954,420
Analog Devices Inc ................... 135 53,618
Apple Inc
(1)
........................ 45,138 13,061,132
Applied Digital Corp
(2)
................. 2,317 86,424
Applied Materials Inc ................. 3,201 2,314,323
AppLovin Corp
(2)
..................... 21 10,820
Arista Networks Inc
(2)
................. 226 38,393
Astera Labs Inc
(2)
.................... 249 120,272
Atomera Incorporated
(2)
................ 926 8,065
Avnet Inc ......................... 2,361 209,704
Bitmine Immersion Te ................. 4,645 61,825
Broadcom Inc
(1)
..................... 12,442 4,699,965
CDW Corp/DE ...................... 1,916 269,466
Ciena Corp
(2)
....................... 320 156,979
Cirrus Logic Inc
(2)
.................... 444 65,947
Cisco Systems Inc ................... 10,497 1,232,978
Cognex Corp ....................... 2,794 202,341
Coherent Corp
(2)
..................... 196 77,316
Consensus Cloud Solutions Inc
(2)
.......... 6,685 255,033
Coreweave, Inc. Clas
(2)
................ 619 61,615
Corning Inc ........................ 1,663 424,780
Corsair Gaming, Inc.
(2)
................. 7,102 68,676
CPI Card Group Inc
(2)
.................. 2,557 53,134

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Credo Technology Group Holding Ltd
(2)
...... 1,384 376,379
Dell Technologies Inc ................. 889 383,568
Diebold Nixdorf Inc
(2)
.................. 1,396 118,688
Diodes Inc
(2)
....................... 95 10,397
Dropbox Inc
(2)
...................... 2,158 59,280
DXC Technology Co
(2)
................. 18,898 167,247
eGain Corp
(2)
....................... 13,244 83,437
Everpure Inc
(2)
...................... 3,300 260,007
Evolv Technologies Holdings Inc
(2)
......... 3,421 19,842
F5 Inc
(2)
.......................... 228 94,839
Fabrinet
(2)
......................... 162 91,057
First Solar Inc
(2)
..................... 578 136,385
Flex Ltd
(2)
......................... 172 27,876
Fortinet Inc
(2)
....................... 2,919 448,417
Hewlett Packard Enterprise Co ........... 3,263 147,194
HP Inc ........................... 6,198 135,984
HubSpot Inc
(2)
...................... 3,194 582,937
Hut 8 Corp
(2)
....................... 1,034 119,370
Ingram Micro Holding Corp ............. 1,619 44,409
Insight Enterprises Inc
(2)
................ 4,021 489,758
Intel Corp
(2)
........................ 10,715 1,496,135
International Business Machines Corp ...... 3,195 898,466
Kimball Electronics
(2)
.................. 10,546 269,978
KLA Corp ......................... 2,746 828,496
Kopin Corp
(2)
....................... 7,367 33,004
Lam Research Corp .................. 2,866 1,241,924
Lumentum Holdings Inc
(2)
.............. 8 6,864
Manhattan Associates Inc
(2)
............. 6,417 893,567
Marvell Technology Inc ................ 1,903 566,885
MaxLinear Inc
(2)
..................... 952 121,885
Micron Technology Inc ................ 3,111 3,590,996
Microsoft Corp
(1)
..................... 25,722 9,594,820
Motorola Solutions Inc ................. 871 361,718
NetApp Inc ........................ 1,029 159,248
NetScout Systems Inc
(2)
................ 293 12,760
NVE CORP ......................... 120 12,546
NVIDIA Corp
(1)
...................... 69,639 13,934,068
OneSpan Inc ....................... 12,279 176,204
Oracle Corp ........................ 7,072 1,036,402
Pagaya Technologies Ltd
(2)
.............. 7,080 129,210
PDF Solutions Inc
(2)
................... 619 43,819
Pegasystems Inc .................... 4,322 129,530
Penguin Solutions In
(2)
................. 1,214 92,276
QUALCOMM Inc ..................... 5,085 939,657
Sandisk Corp
(2)
...................... 369 839,006
ScanSource Inc
(2)
.................... 13,429 699,517
Skyworks Solutions Inc ................ 7,744 525,043
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
TD SYNNEX Corp .................... 1,615 431,754
Teledyne Technologies Inc
(2)
............. 45 30,010
Teradyne Inc ....................... 302 146,120
Texas Instruments Inc ................. 4,884 1,455,774
Thryv Holdings Inc
(2)
.................. 15,008 59,132
TTM Technologies Inc
(2)
................ 2,503 468,111
Ubiquiti Inc ........................ 388 207,204
Universal Display Corp ................ 2,365 204,785
Unusual Machines Inc
(2)
................ 745 16,614
VeriSign Inc ........................ 463 116,472
Viasat Inc
(2)
........................ 2,394 215,005
Vistance Networks Inc ................. 908 11,604
Vontier Corp ....................... 6,355 184,295
Western Digital Corp .................. 1,122 716,644
Zebra Technologies Corp
(2)
.............. 2,984 785,568
74,905,961
Materials — 1.9%
Alcoa Corp ........................ 5,535 288,595
Alpha Metallurgical Resources Inc
(2)
........ 296 48,822
Anglogold Ashanti Plc ................. 4,521 365,704
Balchem Corp ...................... 693 117,082
Caledonia Mining Corp PLC ............. 5,103 97,467
Century Aluminum Co
(2)
................ 1,366 62,850
CF Industries Holdings Inc .............. 2,551 276,171
Coeur Mining Inc .................... 19,786 322,908
Compass Minerals International Inc
(2)
....... 1,022 31,815
Constellium SE
(2)
.................... 203 6,470
Critical Metals Corp
(2)
................. 3,779 38,735
Freeport-McMoRan Inc ................ 6,996 439,978
Greif, Inc. - Class A ................... 3,051 227,269
Hecla Mining Co ..................... 3,620 55,857
Idaho Strategic Resources Inc
(2)
.......... 2,654 86,918
Innospec Inc ....................... 438 35,649
Kaiser Aluminum Corp ................. 3,345 654,382
Materion Corp ...................... 1,021 303,635
Newmont Corp ..................... 10,426 973,788
NioCorp Developments Ltd
(2)
............ 5,285 25,474
Nucor Corp ........................ 484 107,811
Royal Gold Inc ...................... 2,781 555,115
Scotts Miracle-Gro Co/The .............. 3,256 221,766
Southern Copper Corp ................. 191 33,284
SSR Mining Inc
(2)
.................... 6,857 193,916
Sylvamo Corp ...................... 4,025 152,145
TriMas Corp ....................... 128 5,764
United States Lime & Minerals Inc ......... 974 101,949

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — continued
Warrior Met Coal Inc .................. 415 33,681
5,865,000
Real Estate — 3.5%
American Assets Trust Inc. .............. 19,893 491,158
CBL & Associates Properties Inc .......... 21,372 1,134,639
Chatham Lodging Trust ................ 6,031 79,790
CoStar Group Inc
(2)
................... 12,410 351,451
Cousins Properties Inc ................ 29,027 870,229
Host Hotels & Resorts Inc .............. 4,894 116,037
Jones Lang LaSalle Inc
(2)
............... 2,511 778,284
Kite Realty Group Trust ................ 23,888 677,941
NET Lease Office Properties ............. 39,743 442,340
Orion Properties Inc .................. 39,876 115,242
Rexford Industrial Realty Inc ............. 22,585 756,597
Simon Property Group Inc .............. 11,211 2,507,340
Sun Communities Inc ................. 11,157 1,337,836
9,658,884
Utilities — 2.5%
American Electric Power Co Inc .......... 3,744 512,217
American States Water Co .............. 2,038 168,400
Avista Corp ........................ 10,613 434,178
Black Hills Corp ..................... 914 68,002
Consolidated Edison Inc ............... 17,234 1,906,597
Consolidated Water Co Ltd .............. 5,307 156,557
Edison International .................. 13,060 972,317
Eversource Energy ................... 4,303 310,978
FirstEnergy Corp .................... 5,857 278,442
Hallador Energy Co
(2)
.................. 4,093 71,177
NextEra Energy Inc ................... 6,175 541,980
OGE Energy Corp .................... 15,617 759,923
Public Service Enterprise Group Inc ........ 4,585 372,119
6,552,887
Total Common Stocks - Long
( Cost $ 168,648,634 ) ................ 239,606,086
Money Market Registered Investment Companies — 12 .3%
Meeder Government Money Market Fund ,
3.57%
(4)
........................ 33,007,815 33,007,815
Total Money Market Registered Investment
Companies
( Cost $ 33,007,815 ) ................. 33,007,815
Spectrum Fund
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Fair
Value ($)
Call/Put Options Purchased — 0 .3%
Put Options Purchased
SPX 08/21/26 P 7600 .......... 36 27,360,000 679,320
Total Call/Put Options Purchased
( Premiums Paid $ 688,897 ) ............ 27,360,000 679,320
Short Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Common Stocks - Short — - 20 .1%
Communication Services — -0.6%
AST SpaceMobile Inc
(2)
................ (1,281) (113,830)
Atlanta Braves Holdings Inc
(2)
............ (10,437) (541,680)
Cogent Communications Holdings Inc ...... (3,989) (55,367)
Madison Square Garden Sports Corp
(2)
...... (2,743) (1,102,247)
ROBLOX Corp
(2)
..................... (1,786) (97,123)
(1,910,247)
Consumer Discretionary — -1.6%
America's Car-Mart Inc/TX
(2)
............. (4,236) (11,818)
BEAZER HOMES USA INC
(2)
.............. (25,957) (728,094)
Birkenstock Holding Plc
(2)
............... (1,244) (53,529)
Camping World Holdings Inc ............. (9,550) (72,867)
Coupang Inc
(2)
...................... (11,335) (196,889)
DoorDash Inc
(2)
..................... (4,693) (865,999)
Duolingo Inc
(2)
...................... (3,146) (361,853)
GameStop Corp
(2)
.................... (53,489) (1,181,037)
Genius Sports Ltd
(2)
................... (8,823) (53,467)
Hyatt Hotels Corp .................... (2,343) (454,167)
LGI Homes Inc
(2)
..................... (793) (50,498)
McGraw Hill Inc
(2)
.................... (1,390) (13,163)
Navan, Inc.
(2)
....................... (5,320) (121,668)
OneWater Marine Inc
(2)
................ (1,308) (14,741)
Six Flags Entertainment Corp
(2)
........... (10,568) (225,098)
Steven Madden Ltd .................. (8,453) (355,871)
Under Armour Inc
(2)
................... (13,571) (86,719)
(4,847,478)
Consumer Staples — -1.1%
Celsius Holdings Inc
(2)
................. (17,304) (506,661)
Chefs' Warehouse Inc/The
(2)
............. (9,671) (929,383)
elf Beauty Inc
(2)
..................... (4,198) (310,652)
FitLife Brands Inc
(2)
................... (1,497) (16,482)
Grocery Outlet Holdi
(2)
................. (8,726) (87,086)
Limoneira Co ....................... (48,590) (637,987)
Maplebear Inc
(2)
..................... (1,907) (90,296)

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
PriceSmart Inc ...................... (4,310) (841,915)
TURNING PT BRANDS IN ............... (323) (27,394)
Westrock Coffee Co
(2)
................. (3,200) (25,952)
(3,473,808)
Energy — -0.2%
Epsilon Energy Ltd ................... (84,650) (457,957)
NextDecade Corp
(2)
................... (8,185) (61,715)
Uranium Energy Corp
(2)
................ (7,728) (82,381)
W Offshore Inc ...................... (3,302) (10,401)
(612,454)
Financials — -3.5%
Axos Financial Inc
(2)
.................. (2,468) (240,359)
Bancorp Inc/The
(2)
................... (3,530) (221,119)
Bank of Marin Bancorp ................ (56,476) (1,564,385)
Brookfield Asset Management Ltd ......... (7,923) (355,347)
Bullish
(2)
.......................... (5,913) (138,542)
Carlyle Group Inc/The ................. (33,400) (1,406,474)
Eagle Bancorp Inc ................... (6,400) (181,696)
Flagstar Bank NA .................... (32,682) (488,269)
GBank Financial Holdings Inc
(2)
........... (32,591) (987,833)
Hancock Whitney Corp ................ (4,018) (300,225)
Live Oak Bancshares Inc ............... (24,971) (1,019,816)
MarketAxess Holdings Inc .............. (776) (88,068)
MBIA Inc
(2)
......................... (26,930) (175,584)
Navient Corp ....................... (52,410) (446,009)
Peoples Bancorp Inc/ ................. (819) (31,458)
Ready Capital Corp ................... (69,376) (121,408)
SoFi Technologies Inc
(2)
................ (9,485) (170,066)
StepStone Group Inc .................. (4,561) (188,643)
Triumph Financial Inc
(2)
................ (6,410) (489,147)
Upstart Holdings Inc
(2)
................. (7,139) (252,935)
(8,867,383)
Health Care — -1.9%
Alkermes PLC
(2)
..................... (4,407) (230,905)
Arcturus Therapeutic
(2)
................ (1,296) (8,709)
Ars Pharmaceuticals
(2)
................. (1,051) (8,419)
Biohaven Ltd
(2)
...................... (3,126) (46,515)
Ceribell Inc
(2)
....................... (16,977) (330,203)
CG oncology Inc
(2)
.................... (7,846) (557,458)
Cvrx Inc.
(2)
......................... (1,595) (8,198)
Fulgent Genetics Inc
(2)
................. (1,923) (39,460)
GeneDx Holdings Corp
(2)
............... (1,714) (117,666)
Hims & Hers Health Inc
(2)
............... (1,091) (37,825)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
Ligand Pharmaceuticals Inc
(2)
............ (2,801) (885,368)
Neurogene Inc
(2)
..................... (4,387) (137,971)
Ocular Therapeutix Inc
(2)
............... (1,761) (17,293)
Omeros Corp
(2)
...................... (6,460) (61,435)
Phathom Pharmaceutic
(2)
............... (15,803) (171,463)
Phreesia Inc
(2)
...................... (1,800) (18,522)
Procept Biorobotics Corp
(2)
.............. (6,043) (136,451)
Prothena Corp PLC
(2)
.................. (15,037) (147,212)
Pulse Biosciences In
(2)
................. (773) (21,435)
REGENXBIO Inc
(2)
.................... (1,598) (19,144)
Roivant Sciences Ltd
(2)
................ (1,783) (63,100)
RxSight Inc
(2)
....................... (4,377) (21,097)
Scholar Rock Holding Corp
(2)
............ (521) (28,655)
Schrodinger Inc/United States
(2)
.......... (13,742) (223,308)
Summit Therapeutics Inc
(2)
.............. (13,497) (196,651)
Surgery Partners Inc
(2)
................. (25,128) (422,150)
Tempus AI Inc
(2)
..................... (6,854) (397,052)
UFP Technologies Inc
(2)
................ (792) (209,983)
Vir Biotechnology In
(2)
................. (1,905) (19,412)
Waters Corp
(2)
...................... (1,090) (408,794)
Zenas Biopharma Inc
(2)
................ (3,198) (81,165)
(5,073,019)
Industrials — -4.1%
AeroVironment Inc
(2)
.................. (890) (146,912)
Alta Equipment Group Inc
(2)
............. (11,449) (74,075)
Boeing Co/The
(2)
..................... (4,523) (979,094)
Casella Waste Systems Inc
(2)
............ (13,192) (1,279,228)
Columbus McKinnon Corp/NY ............ (41,979) (635,142)
Crane Co ......................... (4,555) (1,016,084)
CSW Industrials Inc .................. (5,413) (1,506,438)
DNOW Inc
(2)
........................ (1,902) (24,669)
Energy Recovery Inc
(2)
................. (23,559) (212,502)
Firefly Aerospace In
(2)
................. (391) (11,495)
First Advantage Corp
(2)
................ (3,146) (56,785)
Frontier Group Holdi
(2)
................. (5,368) (42,461)
HNI Corp .......................... (5,096) (205,929)
Honeywell Aerospace
(2)
................ (3,156) (697,729)
Honeywell International Inc. ............. (3,156) (706,628)
Intuitive Machines Inc
(2)
................ (1,320) (28,235)
Kadant Inc ........................ (1,296) (407,242)
Loar Holdings Inc
(2)
................... (799) (64,407)
Mayville Engineering Co Inc
(2)
............ (16,801) (629,366)
NANO Nuclear Energy Inc
(2)
............. (361) (7,632)
Onterris Inc
(2)
....................... (11,083) (223,987)
Perma-Fix Environmental Services Inc
(2)
..... (10,255) (146,544)
QXO Inc
(2)
......................... (33,650) (581,472)

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
Resolute Holdings Management Inc
(2)
....... (1,506) (217,662)
RXO Inc
(2)
......................... (1,866) (51,483)
TIC Solutions Inc
(2)
................... (11,311) (91,506)
Titan International Inc
(2)
................ (20,037) (154,485)
Titan Machinery Inc
(2)
................. (7,088) (149,699)
(10,348,891)
Information Technology — -0.5%
Aeva Technologies Inc
(2)
................ (386) (11,086)
Alkami Technology Inc
(2)
............... (6,489) (117,581)
C3.ai Inc
(2)
......................... (1,081) (9,826)
Commvault Systems Inc
(2)
.............. (3,900) (552,747)
Fair Isaac Corp
(2)
.................... (7) (8,363)
Life360 Inc
(2)
....................... (7,823) (433,081)
NextNav Inc
(2)
...................... (5,464) (97,423)
SailPoint Technologi
(2)
................. (2,926) (42,837)
Silvaco Group Inc
(2)
................... (1,595) (21,995)
Via Renewables Inc
(2)
................. (3,266) (59,245)
Zscaler Inc
(2)
....................... (2,364) (333,679)
(1,687,863)
Materials — -1.2%
Amcor PLC ........................ (9,492) (411,478)
Cleveland-Cliffs Inc
(2)
................. (2,908) (27,306)
FMC Corp ......................... (3,048) (35,052)
James Hardie Industries PLC
(2)
........... (69,314) (1,814,641)
Knife River Corp
(2)
.................... (1,887) (157,848)
MP Materials Corp
(2)
.................. (4,816) (269,744)
Perpetua Resources Corp
(2)
............. (11,133) (231,121)
PureCycle Technologies Inc
(2)
............ (828) (6,715)
Ramaco Resources Inc
(2)
............... (3,575) (47,297)
USA Rare Earth Inc
(2)
.................. (1,851) (39,945)
(3,041,147)
Real Estate — -3.5%
Agree Realty Corp ................... (1,608) (121,790)
Alexander's Inc ..................... (4,569) (1,259,034)
Broadstone Net Lease Inc .............. (47,111) (973,784)
Compass Inc
(2)
...................... (12,908) (159,156)
Curbline Properties Corp ............... (50,777) (1,543,621)
Medical Properties Trust Inc ............. (10,135) (46,824)
NETSTREIT Corp .................... (71,868) (1,518,571)
Seaport Entertainment Group Inc
(2)
........ (9,759) (259,589)
SL Green Realty Corp ................. (33,857) (1,752,777)
UMH Properties Inc ................... (96,831) (1,466,021)
Spectrum Fund
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — continued
Weyerhaeuser Co .................... (5,577) (133,513)
(9,234,680)
Utilities — -1.9%
Constellation Energy Corp .............. (947) (235,206)
NRG Energy Inc ..................... (8,630) (1,260,498)
Oklo Inc
(2)
......................... (2,693) (140,925)
Sempra .......................... (16,270) (1,508,392)
Spire Inc .......................... (17,903) (1,398,045)
Talen Energy Corp
(2)
.................. (915) (351,598)
(4,894,664)
Total Common Stocks - Short – - 20 .1%
(Proceeds Received $ (53,613,078) ) ...... (53,991,634)
Total Investments — Long — 101 .6%
(Cost $ 202,345,346 ) ................ 273,293,221
Other Assets less Liabilities — 18 .5% ...... 49,818,574
Total Net Assets — 100 .0% ............. 269,120,161
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,316 19,243
Meeder Conservative Allocation Fund - Retail
Class .......................... 391 9,695
Meeder Dynamic Allocation Fund - Retail Class 3,291 53,849
Meeder Muirfield Fund - Retail Class ....... 4,247 46,973
Total Trustee Deferred Compensation
(Cost $ 104,233 ) ................... 129,760

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Spectrum Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Sept 2026 ......... 210 9/17/26 33,025,650 (296,685)
Mini MSCI Emg Mkt Futures
- Sept 2026 ........ 132 9/17/26 11,598,180 (115,373)
Russell 2000 Futures Mini
September 2026 ..... 109 9/17/26 16,598,520 307,061
S&P 500 Mini Futures
September 2026 ..... 45 9/17/26 16,983,563 (165,724)
S&P Mid Cap Futures EMini
September 2026 ..... 11 9/17/26 4,273,500 47,395
Total Futures Contracts .. 507 82,479,413 (223,326)
(1) All or a portion of the security is held as collateral for securities sold short.
The total fair value of this collateral on June 30, 2026 was $28,810,463.
(2) Represents non-income producing securities.
(3) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2026.
(5) Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedule of Options Written
June 30, 2026 (unaudited)
Spectrum Fund
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Fair
Value ($)
Call/Put Options Written
Put Options Written
SPX 08/21/26 P 6800
(1)
........ (36) 24,480,000 (100,260)
Total Call/Put Options Written
(Premiums Received $ 172,976 ) ......... 24,480,000 (100,260)
(1) Represents non-income producing securities.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 54 .2%
Communication Services — 5.2%
Alphabet Inc - Class A ................. 433 154,741
Alphabet Inc - Class C ................. 3,942 1,392,827
AT&T Inc .......................... 1,845 38,192
Bandwidth Inc
(1)
..................... 54 3,418
Charter Communications Inc
(1)
........... 326 46,360
Comcast Corp ...................... 292 7,169
IDT Corp .......................... 400 23,264
Meta Platforms Inc ................... 823 463,588
Omnicom Group Inc .................. 1,303 94,897
2,224,456
Consumer Discretionary — 2.5%
Amazon.com Inc
(1)
................... 472 112,496
Best Buy Co Inc ..................... 218 16,542
BorgWarner Inc ..................... 246 16,334
Boyd Gaming Corp ................... 310 27,382
Brinker International Inc
(1)
.............. 5 840
Deckers Outdoor Corp
(1)
................ 547 54,312
Expedia Group Inc ................... 354 90,582
Flexsteel Industries Inc ................ 86 6,405
Garmin Ltd ........................ 12 2,851
Garrett Motion Inc ................... 64 2,319
Lear Corp ......................... 376 50,407
Life Time Group Hold
(1)
................ 61 2,491
Lululemon Athletica Inc
(1)
............... 594 67,823
Murphy USA Inc ..................... 132 71,131
Ralph Lauren Corp ................... 288 115,606
Red Rock Resorts Inc ................. 229 14,899
Ross Stores Inc ..................... 649 138,140
Royal Caribbean Cruises Ltd ............ 291 92,401
Strattec Security Corp
(1)
................ 164 13,358
Sturm Ruger & Co Inc ................. 337 12,755
Tapestry Inc ....................... 795 116,372
Victoria's Secret &
(1)
.................. 40 3,339
Visteon Corp ....................... 30 2,976
Warby Parker Inc
(1)
................... 115 3,489
XPEL Inc
(1)
......................... 24 1,190
YETI Holdings Inc
(1)
................... 951 47,132
1,083,572
Consumer Staples — 1.1%
Archer-Daniels-Midland Co ............. 280 21,392
Casey's General Stores Inc ............. 178 141,473
Costco Wholesale Corp ................ 107 100,095
Kroger Co/The ...................... 1,741 96,678
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Marzetti Company/The ................ 476 54,340
Tyson Foods Inc ..................... 1,378 78,890
492,868
Energy — 0.5%
APA Corp ......................... 446 14,526
Archrock Inc ....................... 154 6,269
Chevron Corp ...................... 72 11,935
Gulfport Energy Corp
(1)
................ 238 40,389
Matador Resources Co ................ 1,482 73,774
Nabors Industries Ltd
(1)
................ 480 40,325
Par Pacific Holdings Inc
(1)
............... 244 13,683
PBF Energy Inc ..................... 114 5,189
206,090
Financials — 8.7%
Allstate Corp/The .................... 924 219,857
Ally Financial Inc .................... 2,627 120,711
Ameriprise Financial Inc ............... 676 310,122
Arch Capital Group Ltd
(1)
............... 2,374 230,420
Assurant Inc ....................... 66 17,723
Bank of New York Mellon Corp/The ........ 2,254 325,951
Berkshire Hathaway Inc
(1)
.............. 847 423,830
CME Group Inc ...................... 63 13,912
Customers Bancorp Inc
(1)
............... 1,185 93,734
Encore Capital Group Inc
(1)
.............. 452 42,167
First American Financial Corp ............ 265 18,176
Fiserv Inc
(1)
........................ 15 736
Hanover Insurance Group Inc/The ......... 32 6,852
HCI Group Inc ...................... 265 46,441
Independent Bank Cor ................. 502 42,027
Jack Henry & Associates Inc ............ 1,353 186,362
LendingTree Inc
(1)
.................... 42 1,860
Mastercard Inc ..................... 1,231 632,242
Moelis & Co ....................... 720 47,102
Morningstar Inc ..................... 99 15,446
Northern Trust Corp .................. 267 46,415
Remitly Global Inc
(1)
.................. 226 5,065
S&T Bancorp Inc .................... 156 7,657
State Street Corp .................... 1,387 235,235
Stewart Information Services Corp ........ 21 1,386
Toast Inc
(1)
........................ 1,760 48,963
Travelers Cos Inc/The ................. 648 213,918
Visa Inc .......................... 1,122 384,947
3,739,257

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Health Care — 6.0%
AbbVie Inc ........................ 1,148 288,883
Agilent Technologies Inc ............... 415 55,124
Amgen Inc ........................ 819 296,576
BrightSpring Health Services Inc
(1)
......... 318 22,177
Bristol-Myers Squibb Co ............... 80 4,610
Caris Life Sciences Inc
(1)
............... 100 1,782
Centene Corp
(1)
..................... 309 19,835
Cigna Group/The .................... 9 2,481
CVS Health Corp .................... 638 66,001
Elevance Health Inc .................. 162 62,650
Eli Lilly & Co ....................... 397 476,174
Encompass Health Corp ............... 589 59,536
Gilead Sciences Inc .................. 1,426 180,161
Johnson & Johnson .................. 1,754 445,463
Merck & Co Inc ..................... 490 62,965
Natera Inc
(1)
........................ 350 95,008
Novocure Ltd
(1)
...................... 476 7,211
Regeneron Pharmaceuticals Inc .......... 107 66,719
United Therapeutics Corp
(1)
............. 112 60,685
UnitedHealth Group Inc ................ 539 224,025
Universal Health Services Inc ............ 62 9,219
West Pharmaceutical Services Inc ......... 169 60,671
2,567,956
Industrials — 6.3%
Acuity Inc ......................... 3 1,130
Allegion plc ........................ 28 3,934
Atkore Inc ......................... 48 3,650
Bloom Energy Corp
(1)
.................. 16 4,843
Blue Bird Corp
(1)
..................... 62 4,896
Caterpillar Inc ...................... 171 182,098
Comfort Systems USA Inc .............. 50 99,098
Copart Inc
(1)
........................ 3,237 91,251
Cummins Inc ....................... 186 132,657
Delta Air Lines Inc ................... 1,629 152,572
EMCOR Group Inc .................... 56 46,473
EnerSys .......................... 350 81,837
Equifax Inc ........................ 539 85,550
Everus Construction Group Inc
(1)
.......... 90 14,936
Fluor Corp
(1)
........................ 651 34,106
General Dynamics Corp ................ 106 37,550
Huntington Ingalls Industries Inc .......... 460 128,749
Innodata Inc
(1)
...................... 195 14,738
Johnson Controls International plc ......... 384 56,106
Lincoln Electric Holdings Inc ............. 338 89,742
Lockheed Martin Corp ................. 307 156,404
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Mueller Industries Inc ................. 259 31,839
MYR Group Inc
(1)
.................... 41 20,516
Northrop Grumman Corp ............... 269 137,004
NuScale Power Corp
(1)
................. 111 1,113
PACCAR Inc ........................ 769 92,372
Rockwell Automation Inc ............... 301 149,019
SkyWest Inc
(1)
...................... 415 41,222
Southwest Airlines Co ................. 244 12,547
Trane Technologies PLC ................ 250 122,790
United Airlines Holdings Inc
(1)
............ 1,677 228,055
United Rentals Inc ................... 50 56,645
V2X Inc
(1)
......................... 644 48,017
Valmont Industries Inc ................. 52 30,035
Vicor Corp
(1)
........................ 29 11,014
WW Grainger Inc .................... 118 160,527
Xylem Inc/NY ....................... 1,435 169,631
2,734,666
Information Technology — 21.4%
Advanced Micro Devices Inc
(1)
........... 224 130,124
Amkor Technology Inc ................. 223 19,229
Amphenol Corp ..................... 21 3,703
Analog Devices Inc ................... 491 195,011
Apple Inc ......................... 5,945 1,720,245
Applied Materials Inc ................. 670 484,410
Avnet Inc ......................... 124 11,014
Broadcom Inc ...................... 1,543 582,868
CDW Corp/DE ...................... 939 132,061
Ciena Corp
(1)
....................... 118 57,886
Cisco Systems Inc ................... 1,992 233,980
Corning Inc ........................ 160 40,869
Credo Technology Group Holding Ltd
(1)
...... 113 30,730
Dell Technologies Inc ................. 137 59,110
Everpure Inc
(1)
...................... 667 52,553
Fabrinet
(1)
......................... 2 1,124
First Solar Inc
(1)
..................... 24 5,663
Fortinet Inc
(1)
....................... 648 99,546
Hewlett Packard Enterprise Co ........... 441 19,894
HP Inc ........................... 121 2,655
HubSpot Inc
(1)
...................... 393 71,726
Insight Enterprises Inc
(1)
................ 76 9,257
Intel Corp
(1)
........................ 1,159 161,831
International Business Machines Corp ...... 197 55,398
Jabil Inc .......................... 84 32,380
KLA Corp ......................... 316 95,340
Lam Research Corp .................. 479 207,565
Marvell Technology Inc ................ 163 48,556

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Micron Technology Inc ................ 434 500,962
Microsoft Corp ...................... 3,528 1,316,015
NetApp Inc ........................ 373 57,726
NetScout Systems Inc
(1)
................ 186 8,100
NVIDIA Corp ....................... 8,749 1,750,587
Oracle Corp ........................ 499 73,129
PC Connection Inc ................... 12 876
QUALCOMM Inc ..................... 834 154,115
Sandisk Corp
(1)
...................... 51 115,960
ScanSource Inc
(1)
.................... 1,085 56,518
Skyworks Solutions Inc ................ 516 34,985
TD SYNNEX Corp .................... 432 115,491
Teradyne Inc ....................... 39 18,870
Texas Instruments Inc ................. 557 166,025
TTM Technologies Inc
(1)
................ 67 12,530
Ubiquiti Inc ........................ 30 16,021
Universal Display Corp ................ 616 53,339
Vistance Networks Inc ................. 190 2,428
Western Digital Corp .................. 181 115,608
Zebra Technologies Corp
(1)
.............. 393 103,461
9,237,474
Materials — 0.8%
Alcoa Corp ........................ 429 22,368
Anglogold Ashanti Plc ................. 428 34,621
CF Industries Holdings Inc .............. 759 82,169
Coeur Mining Inc .................... 640 10,445
Kaiser Aluminum Corp ................. 42 8,217
Newmont Corp ..................... 1,031 96,295
Royal Gold Inc ...................... 394 78,646
SSR Mining Inc
(1)
.................... 516 14,593
347,354
Real Estate — 1.1%
CBL & Associates Properties Inc .......... 101 5,362
Cousins Properties Inc ................ 823 24,674
Simon Property Group Inc .............. 1,981 443,051
Sun Communities Inc ................. 129 15,468
488,555
Utilities — 0.6%
American Electric Power Co Inc .......... 348 47,610
Consolidated Edison Inc ............... 628 69,476
Global Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Edison International .................. 2,178 162,152
279,238
Total Common Stocks (United States)
( Cost $ 18,311,624 ) ................. 23,401,486
Registered Investment Companies — 24 .9%
International Equity — 24.9%
iShares MSCI Australia ETF
(2)
............ 25,238 710,702
iShares MSCI Canada ETF
(2)
............. 7,938 457,546
iShares MSCI China ETF
(2)
.............. 8,062 411,364
iShares MSCI Italy ETF
(2)
............... 8,781 520,186
iShares MSCI Japan ETF
(2)
.............. 22,624 2,110,140
iShares MSCI Mexico ETF
(2)
............. 4,607 346,769
iShares MSCI Netherlands ETF
(2)
.......... 10,030 705,510
iShares MSCI Singapore ETF
(2)
........... 11,031 326,628
iShares MSCI South Korea ETF
(2)
.......... 6,076 1,226,744
iShares MSCI Spain ETF
(2)
.............. 8,485 503,924
iShares MSCI Switzerland ETF
(2)
.......... 13,944 876,380
iShares MSCI Taiwan ETF
(2)
............. 12,500 1,357,625
iShares MSCI Thailand ETF
(2)
............ 5,950 430,245
iShares MSCI Turkey ETF
(2)
.............. 8,593 334,096
iShares MSCI United Kingdom ETF
(2)
....... 9,854 454,664
10,772,523
Total Registered Investment Companies
( Cost $ 9,495,289 ) .................. 10,772,523
Money Market Registered Investment Companies — 18 .7%
Meeder Government Money Market Fund ,
3.57%
(3)
........................ 8,090,188 8,090,188
Total Money Market Registered Investment
Companies
( Cost $ 8,090,188 ) .................. 8,090,188

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Global Allocation Fund
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Fair
Value ($)
Call/Put Options Purchased — 0 .3%
Put Options Purchased
SPX 08/21/26 P 7600 ......... 6 4,560,000 113,220
Total Call/Put Options Purchased
( Premiums Paid $ 114,944 ) ............ 4,560,000 113,220
Total Investments — 98 .1%
(Cost $ 36,012,045 ) ................. 42,377,417
Other Assets less Liabilities — 1 .9% ....... 800,762
Total Net Assets — 100 .0% ............. 43,178,179
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 2,517 36,803
Meeder Conservative Allocation Fund - Retail
Class .......................... 654 16,237
Meeder Dynamic Allocation Fund - Retail Class 7,089 115,969
Meeder Muirfield Fund - Retail Class ....... 3,247 35,910
Total Trustee Deferred Compensation
(Cost $ 150,725 ) ................... 204,919
Global Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Sept 2026 ........ 1 9/17/26 157,265 (1,413)
Mini MSCI Emg Mkt
Futures - Sept 2026 . 1 9/17/26 87,865 (874)
Russell 2000 Futures Mini
September 2026 .... 13 9/17/26 1,979,640 38,022
S&P 500 Mini Futures
September 2026 .... 17 9/17/26 6,416,013 (67,577)
S&P Mid Cap Futures
EMini September 2026 1 9/17/26 388,500 4,490
Total Futures Contracts . 33 9,029,283 (27,352)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2026.
(4) Assets of affiliates to the Global Allocation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedule of Options Written
June 30, 2026 (unaudited)
Global Allocation Fund
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Fair
Value ($)
Call/Put Options Written
Put Options Written
SPX 08/21/26 P 6800
(1)
........ (6) 4,080,000 (16,710)
Total Call/Put Options Written
(Premiums Received $ 28,882 ) ......... 4,080,000 (16,710)
(1) Represents non-income producing securities.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 50 .9%
Communication Services — 4.9%
Alphabet Inc - Class C ................. 46,030 16,263,780
AT&T Inc .......................... 24,178 500,485
Bandwidth Inc
(1)
..................... 771 48,804
Charter Communications Inc
(1)
........... 3,726 529,874
Comcast Corp ...................... 23,273 571,352
IDT Corp .......................... 2,739 159,300
Meta Platforms Inc ................... 8,417 4,741,212
Omnicom Group Inc .................. 14,890 1,084,439
23,899,246
Consumer Discretionary — 2.4%
Amazon.com Inc
(1)
................... 5,054 1,204,570
Best Buy Co Inc ..................... 3,650 276,962
BorgWarner Inc ..................... 5,957 395,545
Boyd Gaming Corp ................... 1,070 94,513
Brinker International Inc
(1)
.............. 78 13,104
Capri Holdings Ltd
(1)
.................. 1,827 33,927
Deckers Outdoor Corp
(1)
................ 4,486 445,415
Expedia Group Inc ................... 3,494 894,045
Garmin Ltd ........................ 466 110,694
Garrett Motion Inc ................... 1,815 65,757
Lear Corp ......................... 3,905 523,504
Life Time Group Hold
(1)
................ 500 20,420
Lululemon Athletica Inc
(1)
............... 6,189 706,660
Murphy USA Inc ..................... 1,119 602,996
Phoenix Education Pa ................. 2,613 85,837
Ralph Lauren Corp ................... 2,683 1,076,983
Red Rock Resorts Inc ................. 2,785 181,192
Ross Stores Inc ..................... 5,862 1,247,727
Royal Caribbean Cruises Ltd ............ 3,462 1,099,289
Strategic Education Inc ................ 3,885 297,669
Strattec Security Corp
(1)
................ 351 28,589
Sturm Ruger & Co Inc ................. 4,925 186,411
Tapestry Inc ....................... 9,957 1,457,506
Versigent Plc
(1)
...................... 329 13,821
Victoria's Secret &
(1)
.................. 1,082 90,325
Visteon Corp ....................... 670 66,471
XPEL Inc
(1)
......................... 1,981 98,258
YETI Holdings Inc
(1)
................... 8,398 416,205
11,734,395
Consumer Staples — 1.1%
Archer-Daniels-Midland Co ............. 3,212 245,397
Casey's General Stores Inc ............. 2,257 1,793,841
Costco Wholesale Corp ................ 1,190 1,113,209
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Kroger Co/The ...................... 18,011 1,000,151
Marzetti Company/The ................ 4,933 563,151
Tyson Foods Inc ..................... 11,472 656,772
5,372,521
Energy — 0.5%
Antero Resources Corp
(1)
............... 515 18,097
APA Corp ......................... 8,765 285,476
Archrock Inc ....................... 883 35,947
Devon Energy Corp ................... 1,292 53,386
Diversified Energy C .................. 586 8,122
Forum Energy Technologies Inc
(1)
......... 149 7,484
Gulfport Energy Corp
(1)
................ 2,072 351,618
Matador Resources Co ................ 21,941 1,092,223
Nabors Industries Ltd
(1)
................ 5,392 452,982
Par Pacific Holdings Inc
(1)
............... 2,235 125,339
PBF Energy Inc ..................... 1,797 81,799
2,512,473
Financials — 8.0%
Allstate Corp/The .................... 11,374 2,706,330
Ally Financial Inc .................... 30,042 1,380,430
Ameriprise Financial Inc ............... 6,144 2,818,621
Arch Capital Group Ltd
(1)
............... 20,248 1,965,271
Bank of New York Mellon Corp/The ........ 33,572 4,854,847
Berkshire Hathaway Inc
(1)
.............. 8,402 4,204,277
CME Group Inc ...................... 596 131,615
Customers Bancorp Inc
(1)
............... 18,071 1,429,416
Encore Capital Group Inc
(1)
.............. 4,912 458,240
First American Financial Corp ............ 3,054 209,474
Fiserv Inc
(1)
........................ 1,328 65,138
Hanover Insurance Group Inc/The ......... 67 14,346
HCI Group Inc ...................... 2,759 483,515
Independent Bank Cor ................. 2,814 235,588
Jack Henry & Associates Inc ............ 13,512 1,861,143
LendingTree Inc
(1)
.................... 644 28,523
Mastercard Inc ..................... 12,647 6,495,499
Mercury General Corp ................. 107 11,408
Moelis & Co ....................... 7,150 467,753
Morningstar Inc ..................... 1,251 195,181
Northern Trust Corp .................. 3,141 546,031
Remitly Global Inc
(1)
.................. 3,740 83,813
S&T Bancorp Inc .................... 1,020 50,062
State Street Corp .................... 9,250 1,568,800
Stewart Information Services Corp ........ 4,329 285,801
Toast Inc
(1)
........................ 27,133 754,840

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Travelers Cos Inc/The ................. 6,978 2,303,577
Visa Inc .......................... 9,939 3,409,972
WHITE MTNS INS GROUP ............... 26 53,908
39,073,419
Health Care — 5.6%
AbbVie Inc ........................ 12,693 3,194,067
Agilent Technologies Inc ............... 3,930 522,022
Alnylam Pharmaceuticals Inc
(1)
........... 131 39,435
Amgen Inc ........................ 9,961 3,607,077
BrightSpring Health Services Inc
(1)
......... 1,918 133,761
Bristol-Myers Squibb Co ............... 2,539 146,297
Caris Life Sciences Inc
(1)
............... 5,294 94,339
Centene Corp
(1)
..................... 3,494 224,280
Cigna Group/The .................... 637 175,608
CVS Health Corp .................... 6,743 697,563
Elevance Health Inc .................. 1,804 697,661
Eli Lilly & Co ....................... 3,980 4,773,731
Encompass Health Corp ............... 5,187 524,302
Gilead Sciences Inc .................. 19,455 2,457,945
Johnson & Johnson .................. 14,698 3,732,851
Merck & Co Inc ..................... 8,492 1,091,222
Natera Inc
(1)
........................ 3,564 967,448
Novocure Ltd
(1)
...................... 6,084 92,173
Regeneron Pharmaceuticals Inc .......... 865 539,362
United Therapeutics Corp
(1)
............. 1,121 607,392
UnitedHealth Group Inc ................ 5,775 2,400,263
Universal Health Services Inc ............ 227 33,753
West Pharmaceutical Services Inc ......... 1,729 620,711
27,373,263
Industrials — 5.9%
Acuity Inc ......................... 21 7,910
Allegion plc ........................ 7,815 1,097,929
Atkore Inc ......................... 975 74,139
Bloom Energy Corp
(1)
.................. 316 95,653
Blue Bird Corp
(1)
..................... 1,245 98,305
Caterpillar Inc ...................... 1,485 1,581,377
Comfort Systems USA Inc .............. 597 1,183,224
Copart Inc
(1)
........................ 39,462 1,112,434
Cummins Inc ....................... 1,544 1,101,196
Delta Air Lines Inc ................... 19,640 1,839,482
EMCOR Group Inc .................... 423 351,039
EnerSys .......................... 2,901 678,312
Equifax Inc ........................ 4,702 746,302
Everus Construction Group Inc
(1)
.......... 271 44,973
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Fluor Corp
(1)
........................ 6,451 337,968
General Dynamics Corp ................ 442 156,574
Huntington Ingalls Industries Inc .......... 5,005 1,400,850
Innodata Inc
(1)
...................... 2,154 162,799
Johnson Controls International plc ......... 6,293 919,470
Lincoln Electric Holdings Inc ............. 2,453 651,296
Lockheed Martin Corp ................. 3,073 1,565,571
Matson Inc ........................ 67 12,879
Mueller Industries Inc ................. 2,057 252,867
MYR Group Inc
(1)
.................... 618 309,247
Northrop Grumman Corp ............... 2,581 1,314,529
NuScale Power Corp
(1)
................. 3,620 36,309
PACCAR Inc ........................ 6,490 779,579
Rockwell Automation Inc ............... 1,539 761,928
Sensata Technologies Holding PLC ........ 350 16,709
SkyWest Inc
(1)
...................... 3,214 319,247
Southwest Airlines Co ................. 8,301 426,837
Trane Technologies PLC ................ 4,833 2,373,776
United Airlines Holdings Inc
(1)
............ 18,651 2,536,350
United Rentals Inc ................... 508 575,508
V2X Inc
(1)
......................... 6,043 450,566
Valmont Industries Inc ................. 774 447,062
WW Grainger Inc .................... 1,028 1,398,491
Xylem Inc/NY ....................... 15,177 1,794,073
29,012,760
Information Technology — 20.2%
Advanced Micro Devices Inc
(1)
........... 2,612 1,517,337
Amkor Technology Inc ................. 4,184 360,786
Amphenol Corp ..................... 259 45,667
Analog Devices Inc ................... 4,903 1,947,324
Apple Inc ......................... 67,051 19,401,877
Applied Materials Inc ................. 5,821 4,208,583
Avnet Inc ......................... 6,143 545,621
Broadcom Inc ...................... 16,554 6,253,273
CDW Corp/DE ...................... 4,412 620,504
Cisco Systems Inc ................... 20,049 2,354,955
Corning Inc ........................ 558 142,530
Credo Technology Group Holding Ltd
(1)
...... 1,194 324,708
Dell Technologies Inc ................. 1,449 625,186
Everpure Inc
(1)
...................... 6,358 500,947
Fortinet Inc
(1)
....................... 3,608 554,261
Hewlett Packard Enterprise Co ........... 4,926 222,212
HP Inc ........................... 2,312 50,725
HubSpot Inc
(1)
...................... 4,635 845,934
Intel Corp
(1)
........................ 12,255 1,711,166
International Business Machines Corp ...... 2,432 683,903

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Jabil Inc .......................... 116 44,716
KLA Corp ......................... 2,996 903,923
Lam Research Corp .................. 7,024 3,043,710
Marvell Technology Inc ................ 1,801 536,500
Micron Technology Inc ................ 4,416 5,097,345
Microsoft Corp ...................... 37,692 14,059,870
NetApp Inc ........................ 4,060 628,326
NetScout Systems Inc
(1)
................ 967 42,113
NVIDIA Corp ....................... 94,957 18,999,946
Oracle Corp ........................ 4,856 711,647
QUALCOMM Inc ..................... 7,636 1,411,056
Sandisk Corp
(1)
...................... 527 1,198,256
ScanSource Inc
(1)
.................... 12,263 638,780
Skyworks Solutions Inc ................ 11,650 789,870
TD SYNNEX Corp .................... 8,346 2,231,220
Texas Instruments Inc ................. 7,310 2,178,892
TTM Technologies Inc
(1)
................ 1,669 312,136
Ubiquiti Inc ........................ 673 359,402
Universal Display Corp ................ 5,617 486,376
Vistance Networks Inc ................. 1,217 15,553
Western Digital Corp .................. 2,593 1,656,201
Zebra Technologies Corp
(1)
.............. 2,566 675,525
98,938,862
Materials — 0.9%
Alcoa Corp ........................ 3,742 195,108
Anglogold Ashanti Plc ................. 3,822 309,161
CF Industries Holdings Inc .............. 8,510 921,293
Coeur Mining Inc .................... 7,580 123,706
Kaiser Aluminum Corp ................. 536 104,858
Newmont Corp ..................... 16,353 1,527,370
Royal Gold Inc ...................... 3,414 681,468
SSR Mining Inc
(1)
.................... 9,496 268,547
4,131,511
Real Estate — 0.9%
CBL & Associates Properties Inc .......... 963 51,126
Cousins Properties Inc ................ 13,103 392,828
Simon Property Group Inc .............. 18,616 4,163,468
4,607,422
Utilities — 0.5%
American Electric Power Co Inc .......... 2,089 285,796
Consolidated Edison Inc ............... 5,466 604,704
Consolidated Water Co Ltd .............. 609 17,965
Balanced Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Edison International .................. 20,358 1,515,653
2,424,118
Total Common Stocks (United States)
( Cost $ 174,179,608 ) ................ 249,079,990
Registered Investment Companies — 29 .5%
U.S. Fixed Income — 27.8%
Baird Core Plus Bond Fund - Class I ....... 2,569,573 26,158,255
Dodge & Cox Income Fund - Class I ........ 1,095,783 13,894,525
Fidelity Advisor Capital & Income Fund - Class Z 1,702,038 21,122,292
Fidelity Total Bond Fund - Class Z ......... 2,737,970 26,147,617
Frost Total Return Bond Fund - Class I ...... 280,853 2,682,150
Guggenheim Total Return Bond Fund - Class I . 487,148 11,555,157
iShares 20+ Year Treasury Bond ETF
(2)
...... 82,440 7,124,465
iShares 7-10 Year Treasury Bond ETF
(2)
..... 27,853 2,634,058
PGIM Total Return Bond Fund Class R6
(2)
.... 962,128 11,574,400
State Street SPDR Bloomberg High Yield Bond
ETF
(2)
.......................... 136,519 13,156,336
136,049,255
International Fixed Income — 1.7%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 1,008,332 8,691,819
8,691,819
Total Registered Investment Companies
( Cost $ 141,142,695 ) ................ 144,741,074
Money Market Registered Investment Companies — 17 .7%
Meeder Government Money Market Fund ,
3.57%
(3)
........................ 86,816,502 86,816,502
Total Money Market Registered Investment
Companies
( Cost $ 86,816,502 ) ................. 86,816,502

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Balanced Fund
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Fair
Value ($)
Call/Put Options Purchased — 0 .2%
Put Options Purchased
SPX 08/21/26 P 7600 ......... 45 34,200,000 849,150
Total Call/Put Options Purchased
( Premiums Paid $ 861,457 ) ............ 34,200,000 849,150
Total Investments — 98 .3%
(Cost $ 403,000,262 ) ................ 481,486,716
Other Assets less Liabilities — 1 .7% ....... 8,258,882
Total Net Assets — 100 .0% ............. 489,745,598
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 4,810 70,316
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,326 32,902
Meeder Dynamic Allocation Fund - Retail Class 12,939 211,686
Meeder Muirfield Fund - Retail Class ....... 10,155 112,313
Total Trustee Deferred Compensation
(Cost $ 327,542 ) ................... 427,217
Balanced Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Sept 2026 ........ 265 9/17/26 41,675,225 (374,388)
Mini MSCI Emg Mkt
Futures - Sept 2026 . 171 9/17/26 15,024,915 (149,460)
Russell 2000 Futures Mini
September 2026 .... 85 9/17/26 12,943,800 239,451
S&P 500 Mini Futures
September 2026 .... 76 9/17/26 28,683,350 (302,108)
S&P Mid Cap Futures
EMini September 2026 (13) 9/17/26 (5,050,500) (58,538)
Total Futures Contracts . 584 93,276,790 (645,043)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2026.
(4) Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedule of Options Written
June 30, 2026 (unaudited)
Balanced Fund
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Fair
Value ($)
Call/Put Options Written
Put Options Written
SPX 08/21/26 P 6800
(1)
........ (45) 30,600,000 (125,325)
Total Call/Put Options Written
(Premiums Received $ 216,455 ) ......... 30,600,000 (125,325)
(1) Represents non-income producing securities.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 36 .7%
Communication Services — 3.5%
Alphabet Inc - Class C ................. 13,604 4,806,701
AT&T Inc .......................... 6,445 133,412
Bandwidth Inc
(1)
..................... 178 11,267
Charter Communications Inc
(1)
........... 1,037 147,472
Comcast Corp ...................... 4,588 112,635
IDT Corp .......................... 1,323 76,946
Meta Platforms Inc ................... 2,505 1,411,042
Omnicom Group Inc .................. 4,318 314,480
7,013,955
Consumer Discretionary — 1.7%
Amazon.com Inc
(1)
................... 1,574 375,147
Best Buy Co Inc ..................... 730 55,392
BorgWarner Inc ..................... 1,549 102,854
Boyd Gaming Corp ................... 237 20,934
Capri Holdings Ltd
(1)
.................. 365 6,778
Deckers Outdoor Corp
(1)
................ 1,386 137,616
Expedia Group Inc ................... 1,074 274,815
Garmin Ltd ........................ 107 25,417
Garrett Motion Inc ................... 436 15,796
Lear Corp ......................... 1,088 145,857
Life Time Group Hold
(1)
................ 231 9,434
Lululemon Athletica Inc
(1)
............... 1,686 192,508
Murphy USA Inc ..................... 322 173,516
Phoenix Education Pa ................. 984 32,324
Ralph Lauren Corp ................... 727 291,825
Red Rock Resorts Inc ................. 706 45,932
Ross Stores Inc ..................... 1,594 339,283
Royal Caribbean Cruises Ltd ............ 969 307,687
Strategic Education Inc ................ 1,365 104,586
Sturm Ruger & Co Inc ................. 1,540 58,289
Tapestry Inc ....................... 3,155 461,829
Victoria's Secret &
(1)
.................. 295 24,627
Visteon Corp ....................... 585 58,038
Warby Parker Inc
(1)
................... 345 10,467
XPEL Inc
(1)
......................... 538 26,685
YETI Holdings Inc
(1)
................... 3,133 155,272
3,452,908
Consumer Staples — 0.8%
Archer-Daniels-Midland Co ............. 828 63,259
Casey's General Stores Inc ............. 658 522,972
Costco Wholesale Corp ................ 303 283,448
Kroger Co/The ...................... 5,757 319,686
Marzetti Company/The ................ 1,425 162,678
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Tyson Foods Inc ..................... 3,228 184,803
1,536,846
Energy — 0.4%
Antero Resources Corp
(1)
............... 515 18,097
APA Corp ......................... 2,180 71,002
Archrock Inc ....................... 218 8,875
Chevron Corp ...................... 373 61,828
Devon Energy Corp ................... 578 23,883
Gulfport Energy Corp
(1)
................ 617 104,705
Matador Resources Co ................ 6,751 336,065
Nabors Industries Ltd
(1)
................ 1,617 135,844
Par Pacific Holdings Inc
(1)
............... 785 44,023
PBF Energy Inc ..................... 865 39,375
843,697
Financials — 5.7%
Allstate Corp/The .................... 3,256 774,733
Ally Financial Inc .................... 8,495 390,345
Ameriprise Financial Inc ............... 1,797 824,392
Arch Capital Group Ltd
(1)
............... 5,788 561,783
Bank of New York Mellon Corp/The ........ 9,083 1,313,493
Berkshire Hathaway Inc
(1)
.............. 2,806 1,404,094
CME Group Inc ...................... 246 54,324
Customers Bancorp Inc
(1)
............... 5,145 406,969
Encore Capital Group Inc
(1)
.............. 1,410 131,539
First American Financial Corp ............ 1,079 74,009
Fiserv Inc
(1)
........................ 377 18,492
Hanover Insurance Group Inc/The ......... 26 5,567
HCI Group Inc ...................... 915 160,354
Independent Bank Cor ................. 1,186 99,292
Jack Henry & Associates Inc ............ 3,869 532,916
LendingTree Inc
(1)
.................... 292 12,933
Mastercard Inc ..................... 3,401 1,746,754
Mercury General Corp ................. 23 2,452
Moelis & Co ....................... 2,521 164,924
Morningstar Inc ..................... 344 53,671
Northern Trust Corp .................. 1,063 184,792
Remitly Global Inc
(1)
.................. 1,091 24,449
S&T Bancorp Inc .................... 255 12,515
State Street Corp .................... 2,941 498,794
Stewart Information Services Corp ........ 66 4,357
Toast Inc
(1)
........................ 8,070 224,507
Travelers Cos Inc/The ................. 2,183 720,652
Visa Inc .......................... 3,092 1,060,834

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
WHITE MTNS INS GROUP ............... 5 10,367
11,474,303
Health Care — 4.0%
AbbVie Inc ........................ 3,451 868,410
Agilent Technologies Inc ............... 1,196 158,865
Alnylam Pharmaceuticals Inc
(1)
........... 43 12,944
Amgen Inc ........................ 3,584 1,297,838
BrightSpring Health Services Inc
(1)
......... 460 32,080
Bristol-Myers Squibb Co ............... 197 11,351
Caris Life Sciences Inc
(1)
............... 1,531 27,282
Centene Corp
(1)
..................... 973 62,457
Cigna Group/The .................... 80 22,054
CVS Health Corp .................... 1,879 194,383
Elevance Health Inc .................. 478 184,857
Eli Lilly & Co ....................... 1,152 1,381,743
Encompass Health Corp ............... 1,526 154,248
Gilead Sciences Inc .................. 5,785 730,877
Johnson & Johnson .................. 4,377 1,111,627
Merck & Co Inc ..................... 2,608 335,128
Natera Inc
(1)
........................ 1,115 302,667
Novocure Ltd
(1)
...................... 1,632 24,725
Regeneron Pharmaceuticals Inc .......... 247 154,014
United Therapeutics Corp
(1)
............. 302 163,633
UnitedHealth Group Inc ................ 1,636 679,971
Universal Health Services Inc ............ 61 9,070
West Pharmaceutical Services Inc ......... 518 185,962
8,106,186
Industrials — 4.3%
Allegion plc ........................ 1,944 273,113
Atkore Inc ......................... 316 24,029
Bloom Energy Corp
(1)
.................. 82 24,821
Blue Bird Corp
(1)
..................... 425 33,558
Caterpillar Inc ...................... 436 464,296
Comfort Systems USA Inc .............. 177 350,805
Copart Inc
(1)
........................ 11,370 320,520
Cummins Inc ....................... 473 337,348
Delta Air Lines Inc ................... 5,665 530,584
EMCOR Group Inc .................... 143 118,673
EnerSys .......................... 834 195,006
Equifax Inc ........................ 1,566 248,556
Everus Construction Group Inc
(1)
.......... 96 15,931
Fluor Corp
(1)
........................ 1,936 101,427
General Dynamics Corp ................ 131 46,405
Huntington Ingalls Industries Inc .......... 1,396 390,726
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Innodata Inc
(1)
...................... 586 44,290
Johnson Controls International plc ......... 1,850 270,304
Lincoln Electric Holdings Inc ............. 718 190,636
Lockheed Martin Corp ................. 859 437,626
Mueller Industries Inc ................. 565 69,455
MYR Group Inc
(1)
.................... 181 90,572
Northrop Grumman Corp ............... 817 416,106
NuScale Power Corp
(1)
................. 1,087 10,903
PACCAR Inc ........................ 2,117 254,294
Rockwell Automation Inc ............... 468 231,697
Sensata Technologies Holding PLC ........ 342 16,327
SkyWest Inc
(1)
...................... 852 84,629
Southwest Airlines Co ................. 1,768 90,911
Trane Technologies PLC ................ 1,272 624,756
United Airlines Holdings Inc
(1)
............ 6,464 879,039
United Rentals Inc ................... 141 159,738
V2X Inc
(1)
......................... 1,750 130,480
Valmont Industries Inc ................. 228 131,693
Vicor Corp
(1)
........................ 111 42,156
WW Grainger Inc .................... 314 427,166
Xylem Inc/NY ....................... 4,353 514,568
8,593,144
Information Technology — 14.6%
Advanced Micro Devices Inc
(1)
........... 766 444,977
Amkor Technology Inc ................. 1,275 109,943
Amphenol Corp ..................... 69 12,166
Analog Devices Inc ................... 1,434 569,542
Apple Inc ......................... 19,839 5,740,613
Applied Materials Inc ................. 1,769 1,278,987
Avnet Inc ......................... 1,569 139,359
Broadcom Inc ...................... 4,855 1,833,976
CDW Corp/DE ...................... 1,383 194,505
Cisco Systems Inc ................... 5,889 691,722
Corning Inc ........................ 156 39,847
Credo Technology Group Holding Ltd
(1)
...... 343 93,279
Dell Technologies Inc ................. 423 182,508
Everpure Inc
(1)
...................... 2,023 159,392
Fortinet Inc
(1)
....................... 1,553 238,572
Hewlett Packard Enterprise Co ........... 1,315 59,320
HP Inc ........................... 666 14,612
HubSpot Inc
(1)
...................... 1,358 247,849
Intel Corp
(1)
........................ 3,607 503,645
International Business Machines Corp ...... 717 201,628
Jabil Inc .......................... 54 20,816
KLA Corp ......................... 954 287,831
Lam Research Corp .................. 1,927 835,027

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Marvell Technology Inc ................ 539 160,563
Micron Technology Inc ................ 1,304 1,505,194
Microsoft Corp ...................... 11,071 4,129,704
NetApp Inc ........................ 1,059 163,891
NetScout Systems Inc
(1)
................ 948 41,285
NVIDIA Corp ....................... 28,083 5,619,128
Oracle Corp ........................ 1,538 225,394
PC Connection Inc ................... 72 5,255
QUALCOMM Inc ..................... 2,308 426,495
Sandisk Corp
(1)
...................... 154 350,154
ScanSource Inc
(1)
.................... 4,410 229,717
Skyworks Solutions Inc ................ 1,730 117,294
TD SYNNEX Corp .................... 2,289 611,941
Teradyne Inc ....................... 8 3,871
Texas Instruments Inc ................. 2,205 657,244
TTM Technologies Inc
(1)
................ 520 97,250
Ubiquiti Inc ........................ 181 96,659
Universal Display Corp ................ 1,679 145,385
Vistance Networks Inc ................. 537 6,863
Western Digital Corp .................. 730 466,266
Zebra Technologies Corp
(1)
.............. 770 202,710
29,162,379
Materials — 0.6%
Alcoa Corp ........................ 1,162 60,587
Anglogold Ashanti Plc ................. 1,099 88,898
CF Industries Holdings Inc .............. 2,454 265,670
Coeur Mining Inc .................... 2,020 32,966
Kaiser Aluminum Corp ................. 162 31,692
Newmont Corp ..................... 4,432 413,949
Royal Gold Inc ...................... 953 190,228
SSR Mining Inc
(1)
.................... 2,848 80,542
1,164,532
Real Estate — 0.7%
CBL & Associates Properties Inc .......... 290 15,396
Cousins Properties Inc ................ 3,434 102,952
Simon Property Group Inc .............. 5,431 1,214,643
1,332,991
Utilities — 0.4%
American Electric Power Co Inc .......... 274 37,486
Consolidated Edison Inc ............... 2,342 259,095
Consolidated Water Co Ltd .............. 105 3,098
Moderate Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Edison International .................. 5,905 439,627
739,306
Total Common Stocks (United States)
( Cost $ 51,547,270 ) ................. 73,420,247
Registered Investment Companies — 48 .7%
U.S. Fixed Income — 45.7%
Baird Core Plus Bond Fund - Class I ....... 1,935,207 19,700,407
Dodge & Cox Income Fund - Class I ........ 663,899 8,418,235
Fidelity Advisor Capital & Income Fund - Class Z 1,181,858 14,666,862
Fidelity Total Bond Fund - Class Z ......... 2,107,420 20,125,860
Frost Total Return Bond Fund - Class I ...... 97,429 930,450
Guggenheim Total Return Bond Fund - Class I . 288,551 6,844,426
iShares 20+ Year Treasury Bond ETF
(2)
...... 55,960 4,836,063
PGIM Total Return Bond Fund Class R6
(2)
.... 569,894 6,855,824
State Street SPDR Bloomberg High Yield Bond
ETF
(2)
.......................... 94,718 9,127,974
91,506,101
International Fixed Income — 3.0%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 684,473 5,900,155
5,900,155
Total Registered Investment Companies
( Cost $ 94,652,934 ) ................. 97,406,256
Money Market Registered Investment Companies — 13 .2%
Meeder Government Money Market Fund ,
3.57%
(3)
........................ 26,494,235 26,494,235
Total Money Market Registered Investment
Companies
( Cost $ 26,494,235 ) ................. 26,494,235

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Moderate Allocation Fund
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Fair
Value ($)
Call/Put Options Purchased — 0 .2%
Put Options Purchased
SPX 08/21/26 P 7600 ......... 13 9,880,000 245,310
Total Call/Put Options Purchased
( Premiums Paid $ 248,493 ) ............ 9,880,000 245,310
Total Investments — 98 .8%
(Cost $ 172,942,932 ) ................ 197,566,048
Other Assets less Liabilities — 1 .2% ....... 2,460,107
Total Net Assets — 100 .0% ............. 200,026,155
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 977 14,282
Meeder Conservative Allocation Fund - Retail
Class .......................... 294 7,308
Meeder Dynamic Allocation Fund - Retail Class 2,429 39,743
Meeder Muirfield Fund - Retail Class ....... 3,495 38,660
Total Trustee Deferred Compensation
(Cost $ 80,711 ) .................... 99,993
Moderate Allocation Fund
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Sept 2026 ........ 77 9/17/26 12,109,405 (108,784)
Mini MSCI Emg Mkt
Futures - Sept 2026 . 48 9/17/26 4,217,520 (41,954)
Russell 2000 Futures Mini
September 2026 .... 23 9/17/26 3,502,440 64,793
S&P 500 Mini Futures
September 2026 .... 22 9/17/26 8,303,075 (56,447)
S&P Mid Cap Futures
EMini September 2026 (4) 9/17/26 (1,554,000) (18,012)
Total Futures Contracts . 166 26,578,440 (160,404)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2026.
(4) Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedule of Options Written
June 30, 2026 (unaudited)
Moderate Allocation Fund
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Fair
Value ($)
Call/Put Options Written
Put Options Written
SPX 08/21/26 P 6800
(1)
........ (13) 8,840,000 (36,205)
Total Call/Put Options Written
(Premiums Received $ 62,553 ) ......... 8,840,000 (36,205)
(1) Represents non-income producing securities.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 22 .0%
Communication Services — 2.1%
Alphabet Inc - Class C ................. 7,103 2,509,703
AT&T Inc .......................... 2,819 58,353
Bandwidth Inc
(1)
..................... 71 4,494
Charter Communications Inc
(1)
........... 535 76,083
Comcast Corp ...................... 1,712 42,030
IDT Corp .......................... 676 39,316
Meta Platforms Inc ................... 1,293 728,334
Omnicom Group Inc .................. 2,177 158,551
3,616,864
Consumer Discretionary — 1.0%
Amazon.com Inc
(1)
................... 769 183,283
Best Buy Co Inc ..................... 474 35,967
BorgWarner Inc ..................... 359 23,838
Boyd Gaming Corp ................... 259 22,877
Brinker International Inc
(1)
.............. 18 3,024
Deckers Outdoor Corp
(1)
................ 734 72,879
Dine Brands Global Inc ................ 60 2,154
Expedia Group Inc ................... 575 147,131
Garmin Ltd ........................ 16 3,801
Garrett Motion Inc ................... 223 8,079
Lear Corp ......................... 693 92,903
Lululemon Athletica Inc
(1)
............... 998 113,952
Murphy USA Inc ..................... 169 91,069
Ralph Lauren Corp ................... 402 161,367
Red Rock Resorts Inc ................. 219 14,248
Ross Stores Inc ..................... 929 197,738
Royal Caribbean Cruises Ltd ............ 612 194,328
Strategic Education Inc ................ 177 13,562
Sturm Ruger & Co Inc ................. 793 30,015
Tapestry Inc ....................... 1,444 211,373
Victoria's Secret &
(1)
.................. 190 15,861
Visteon Corp ....................... 142 14,088
Warby Parker Inc
(1)
................... 286 8,677
XPEL Inc
(1)
......................... 100 4,960
YETI Holdings Inc
(1)
................... 1,755 86,978
1,754,152
Consumer Staples — 0.5%
Archer-Daniels-Midland Co ............. 455 34,762
Casey's General Stores Inc ............. 312 247,974
Costco Wholesale Corp ................ 167 156,224
Kroger Co/The ...................... 2,851 158,316
Marzetti Company/The ................ 697 79,570
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Tyson Foods Inc ..................... 1,840 105,340
782,186
Energy — 0.2%
APA Corp ......................... 939 30,583
Archrock Inc ....................... 177 7,206
Chevron Corp ...................... 24 3,978
Devon Energy Corp ................... 169 6,983
Forum Energy Technologies Inc
(1)
......... 29 1,457
Gulfport Energy Corp
(1)
................ 322 54,643
Matador Resources Co ................ 3,183 158,450
Nabors Industries Ltd
(1)
................ 811 68,132
Par Pacific Holdings Inc
(1)
............... 328 18,394
349,826
Financials — 3.5%
Allstate Corp/The .................... 1,625 386,652
Ally Financial Inc .................... 4,357 200,204
Ameriprise Financial Inc ............... 968 444,080
Arch Capital Group Ltd
(1)
............... 2,970 288,268
Bank of New York Mellon Corp/The ........ 4,268 617,195
Berkshire Hathaway Inc
(1)
.............. 1,901 951,241
CME Group Inc ...................... 77 17,004
Customers Bancorp Inc
(1)
............... 2,627 207,796
Encore Capital Group Inc
(1)
.............. 752 70,154
First American Financial Corp ............ 624 42,800
Fiserv Inc
(1)
........................ 215 10,546
HCI Group Inc ...................... 371 65,018
Independent Bank Cor ................. 593 49,646
Jack Henry & Associates Inc ............ 1,977 272,312
LendingTree Inc
(1)
.................... 145 6,422
Mastercard Inc ..................... 1,683 864,389
Mercury General Corp ................. 21 2,239
Moelis & Co ....................... 964 63,065
Morningstar Inc ..................... 210 32,764
Northern Trust Corp .................. 291 50,587
Remitly Global Inc
(1)
.................. 544 12,191
S&T Bancorp Inc .................... 51 2,503
State Street Corp .................... 1,881 319,018
Stewart Information Services Corp ........ 56 3,697
Toast Inc
(1)
........................ 3,750 104,325
Travelers Cos Inc/The ................. 1,456 480,655
Visa Inc .......................... 1,517 520,468
WHITE MTNS INS GROUP ............... 2 4,147
6,089,386

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Health Care — 2.4%
AbbVie Inc ........................ 1,860 468,050
Agilent Technologies Inc ............... 671 89,129
Amgen Inc ........................ 1,439 521,091
BrightSpring Health Services Inc
(1)
......... 383 26,710
Bristol-Myers Squibb Co ............... 151 8,701
Caris Life Sciences Inc
(1)
............... 658 11,726
Centene Corp
(1)
..................... 496 31,838
Cigna Group/The .................... 34 9,373
CVS Health Corp .................... 964 99,726
Elevance Health Inc .................. 252 97,456
Eli Lilly & Co ....................... 613 735,251
Encompass Health Corp ............... 790 79,853
Gilead Sciences Inc .................. 3,308 417,933
Johnson & Johnson .................. 2,236 567,877
Merck & Co Inc ..................... 1,203 154,585
Natera Inc
(1)
........................ 590 160,156
Novocure Ltd
(1)
...................... 833 12,620
Regeneron Pharmaceuticals Inc .......... 152 94,778
United Therapeutics Corp
(1)
............. 146 79,107
UnitedHealth Group Inc ................ 835 347,051
Universal Health Services Inc ............ 44 6,542
West Pharmaceutical Services Inc ......... 277 99,443
4,118,996
Industrials — 2.6%
Atkore Inc ......................... 48 3,650
Bloom Energy Corp
(1)
.................. 44 13,319
Blue Bird Corp
(1)
..................... 220 17,371
Caterpillar Inc ...................... 282 300,302
Comfort Systems USA Inc .............. 87 172,430
Copart Inc
(1)
........................ 5,305 149,548
Cummins Inc ....................... 285 203,265
Delta Air Lines Inc ................... 2,932 274,611
EMCOR Group Inc .................... 102 84,648
EnerSys .......................... 485 113,403
Equifax Inc ........................ 828 131,420
Everus Construction Group Inc
(1)
.......... 75 12,446
Fluor Corp
(1)
........................ 1,099 57,577
General Dynamics Corp ................ 59 20,900
Huntington Ingalls Industries Inc .......... 727 203,480
Innodata Inc
(1)
...................... 313 23,656
Johnson Controls International plc ......... 933 136,321
Lincoln Electric Holdings Inc ............. 510 135,410
Lockheed Martin Corp ................. 487 248,107
Mueller Industries Inc ................. 381 46,836
MYR Group Inc
(1)
.................... 104 52,042
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Northrop Grumman Corp ............... 467 237,848
NuScale Power Corp
(1)
................. 155 1,555
PACCAR Inc ........................ 1,160 139,339
Rockwell Automation Inc ............... 276 136,642
Sensata Technologies Holding PLC ........ 227 10,837
SkyWest Inc
(1)
...................... 582 57,810
Southwest Airlines Co ................. 818 42,061
Trane Technologies PLC ................ 492 241,651
United Airlines Holdings Inc
(1)
............ 2,826 384,308
United Rentals Inc ................... 78 88,365
V2X Inc
(1)
......................... 721 53,758
Valmont Industries Inc ................. 138 79,709
Vicor Corp
(1)
........................ 57 21,647
WW Grainger Inc .................... 180 244,872
Xylem Inc/NY ....................... 2,329 275,311
4,416,455
Information Technology — 8.8%
Advanced Micro Devices Inc
(1)
........... 362 210,289
Amkor Technology Inc ................. 655 56,481
Amphenol Corp ..................... 38 6,700
Analog Devices Inc ................... 691 274,445
Apple Inc ......................... 9,892 2,862,349
Applied Materials Inc ................. 863 623,949
Avnet Inc ......................... 659 58,532
Broadcom Inc ...................... 2,495 942,486
CDW Corp/DE ...................... 1,043 146,688
Cisco Systems Inc ................... 3,057 359,075
Corning Inc ........................ 66 16,858
Credo Technology Group Holding Ltd
(1)
...... 197 53,574
Dell Technologies Inc ................. 220 94,921
Everpure Inc
(1)
...................... 1,103 86,905
Fortinet Inc
(1)
....................... 989 151,930
Hewlett Packard Enterprise Co ........... 716 32,299
HP Inc ........................... 484 10,619
HubSpot Inc
(1)
...................... 643 117,354
Insight Enterprises Inc
(1)
................ 49 5,968
Intel Corp
(1)
........................ 1,833 255,942
International Business Machines Corp ...... 371 104,329
Jabil Inc .......................... 128 49,341
KLA Corp ......................... 495 149,347
Lam Research Corp .................. 890 385,664
Marvell Technology Inc ................ 288 85,792
MaxLinear Inc
(1)
..................... 22 2,817
Micron Technology Inc ................ 684 789,534
Microsoft Corp ...................... 5,704 2,127,706
NetApp Inc ........................ 569 88,059

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
NetScout Systems Inc
(1)
................ 448 19,510
NVIDIA Corp ....................... 14,768 2,954,929
Oracle Corp ........................ 702 102,878
QUALCOMM Inc ..................... 1,248 230,618
Sandisk Corp
(1)
...................... 81 184,172
ScanSource Inc
(1)
.................... 2,010 104,701
Skyworks Solutions Inc ................ 1,694 114,853
TD SYNNEX Corp .................... 1,080 288,727
Teradyne Inc ....................... 37 17,902
Texas Instruments Inc ................. 1,302 388,087
TTM Technologies Inc
(1)
................ 148 27,679
Ubiquiti Inc ........................ 88 46,995
Universal Display Corp ................ 919 79,576
Vistance Networks Inc ................. 316 4,039
Western Digital Corp .................. 318 203,113
Zebra Technologies Corp
(1)
.............. 421 110,833
15,028,565
Materials — 0.3%
Alcoa Corp ........................ 577 30,085
Anglogold Ashanti Plc ................. 611 49,424
CF Industries Holdings Inc .............. 1,213 131,319
Coeur Mining Inc .................... 1,396 22,783
Kaiser Aluminum Corp ................. 63 12,325
Newmont Corp ..................... 2,047 191,190
Royal Gold Inc ...................... 555 110,783
SSR Mining Inc
(1)
.................... 1,496 42,307
590,216
Real Estate — 0.4%
CBL & Associates Properties Inc .......... 90 4,778
Cousins Properties Inc ................ 1,379 41,342
Simon Property Group Inc .............. 2,886 645,454
691,574
Utilities — 0.2%
American Electric Power Co Inc .......... 138 18,880
Consolidated Edison Inc ............... 1,084 119,923
Edison International .................. 3,161 235,336
374,139
Total Common Stocks (United States)
( Cost $ 27,477,533 ) ................. 37,812,359
Registered Investment Companies — 68 .5%
U.S. Fixed Income — 64.3%
Baird Core Plus Bond Fund - Class I ....... 2,366,598 24,091,966
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — continued
Dodge & Cox Income Fund - Class I ........ 823,705 10,444,574
Fidelity Advisor Capital & Income Fund - Class Z 1,458,627 18,101,565
Fidelity Total Bond Fund - Class Z ......... 2,533,515 24,195,069
Frost Total Return Bond Fund - Class I ...... 240,586 2,297,601
Guggenheim Total Return Bond Fund - Class I . 298,964 7,091,434
iShares 20+ Year Treasury Bond ETF
(2)
...... 68,189 5,892,893
PGIM Total Return Bond Fund Class R6
(2)
.... 590,461 7,103,243
State Street SPDR Bloomberg High Yield Bond
ETF
(2)
.......................... 116,946 11,270,086
110,488,431
International Fixed Income — 4.2%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 834,067 7,189,659
7,189,659
Total Registered Investment Companies
( Cost $ 114,477,606 ) ................ 117,678,090
Money Market Registered Investment Companies — 8 .5%
Meeder Government Money Market Fund ,
3.57%
(3)
........................ 14,626,438 14,626,438
Total Money Market Registered Investment
Companies
( Cost $ 14,626,438 ) ................. 14,626,438
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Call/Put Options Purchased — 0 .1%
Put Options Purchased
SPX 08/21/26 P 7600 ......... 6 4,560,000 113,220
Total Call/Put Options Purchased
( Premiums Paid $ 114,720 ) ............ 4,560,000 113,220
Total Investments — 99 .1%
(Cost $ 156,696,297 ) ................ 170,230,107
Other Assets less Liabilities — 0 .9% ....... 1,543,059
Total Net Assets — 100 .0% ............. 171,773,166

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,918 28,043
Meeder Conservative Allocation Fund - Retail
Class .......................... 525 13,026
Meeder Dynamic Allocation Fund - Retail Class 5,248 85,857
Meeder Muirfield Fund - Retail Class ....... 3,878 42,886
Total Trustee Deferred Compensation
(Cost $ 128,742 ) ................... 169,812
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Sept 2026 ........ 39 9/17/26 6,133,335 (55,099)
Mini MSCI Emg Mkt
Futures - Sept 2026 . 25 9/17/26 2,196,625 (21,851)
Russell 2000 Futures Mini
September 2026 .... 12 9/17/26 1,827,360 33,805
S&P 500 Mini Futures
September 2026 .... 10 9/17/26 3,774,125 (39,751)
S&P Mid Cap Futures
EMini September 2026 (1) 9/17/26 (388,500) (4,503)
Total Futures Contracts . 85 13,542,945 (87,399)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2026.
(4) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedule of Options Written
June 30, 2026 (unaudited)
Conservative Allocation Fund
Expiration Date / Exercise Price Contracts
Notional
Amount ($)
Fair
Value ($)
Call/Put Options Written
Put Options Written
SPX 08/21/26 P 6800
(1)
........ (6) 4,080,000 (16,710)
Total Call/Put Options Written
(Premiums Received $ 28,823 ) ......... 4,080,000 (16,710)
(1) Represents non-income producing securities.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 59 .4%
Communication Services — 5.7%
Alphabet Inc - Class A ................. 3,236 1,156,449
Alphabet Inc - Class C ................. 62,553 22,101,851
AT&T Inc .......................... 31,062 642,983
Bandwidth Inc
(1)
..................... 805 50,957
Charter Communications Inc
(1)
........... 5,156 733,235
Comcast Corp ...................... 21,320 523,406
Meta Platforms Inc ................... 12,088 6,809,050
Omnicom Group Inc .................. 20,883 1,520,909
33,538,840
Consumer Discretionary — 2.8%
Amazon.com Inc
(1)
................... 7,273 1,733,447
Best Buy Co Inc ..................... 2,418 183,478
BorgWarner Inc ..................... 6,343 421,175
Boyd Gaming Corp ................... 3,814 336,891
Brinker International Inc
(1)
.............. 72 12,096
Deckers Outdoor Corp
(1)
................ 8,293 823,412
Expedia Group Inc ................... 5,352 1,369,470
Garmin Ltd ........................ 529 125,659
Garrett Motion Inc ................... 1,581 57,280
Lear Corp ......................... 5,524 740,547
Life Time Group Hold
(1)
................ 275 11,231
Lululemon Athletica Inc
(1)
............... 8,036 917,550
Monarch Casino & Resort Inc ............ 98 12,898
Murphy USA Inc ..................... 1,625 875,664
Ralph Lauren Corp ................... 4,243 1,703,183
Red Rock Resorts Inc ................. 2,106 137,016
Ross Stores Inc ..................... 9,943 2,116,367
Royal Caribbean Cruises Ltd ............ 6,122 1,943,919
Strattec Security Corp
(1)
................ 238 19,385
Sturm Ruger & Co Inc ................. 2,643 100,037
Tapestry Inc ....................... 14,547 2,129,390
Versigent Plc
(1)
...................... 848 35,624
Victoria's Secret &
(1)
.................. 1,667 139,161
Visteon Corp ....................... 976 96,829
XPEL Inc
(1)
......................... 723 35,861
YETI Holdings Inc
(1)
................... 10,302 510,567
16,588,137
Consumer Staples — 1.2%
Archer-Daniels-Midland Co ............. 3,901 298,036
Casey's General Stores Inc ............. 2,503 1,989,359
Costco Wholesale Corp ................ 1,625 1,520,139
Kroger Co/The ...................... 27,171 1,508,806
Marzetti Company/The ................ 6,835 780,284
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Tyson Foods Inc ..................... 18,501 1,059,182
7,155,806
Energy — 0.5%
APA Corp ......................... 4,688 152,688
Archrock Inc ....................... 3,128 127,341
Chevron Corp ...................... 325 53,872
Devon Energy Corp ................... 2,018 83,384
Forum Energy Technologies Inc
(1)
......... 382 19,188
Gulfport Energy Corp
(1)
................ 3,582 607,865
Matador Resources Co ................ 21,833 1,086,847
Nabors Industries Ltd
(1)
................ 7,669 644,273
Par Pacific Holdings Inc
(1)
............... 3,729 209,122
2,984,580
Financials — 9.2%
Allstate Corp/The .................... 15,455 3,677,363
Ally Financial Inc .................... 43,106 1,980,721
Ameriprise Financial Inc ............... 9,725 4,461,441
Arch Capital Group Ltd
(1)
............... 34,591 3,357,402
Bank of New York Mellon Corp/The ........ 35,932 5,196,126
Berkshire Hathaway Inc
(1)
.............. 11,793 5,901,099
CME Group Inc ...................... 850 187,705
Customers Bancorp Inc
(1)
............... 18,059 1,428,467
Encore Capital Group Inc
(1)
.............. 7,126 664,785
First American Financial Corp ............ 4,187 287,186
Fiserv Inc
(1)
........................ 1,815 89,026
Hanover Insurance Group Inc/The ......... 947 202,772
HCI Group Inc ...................... 3,571 625,818
Independent Bank Cor ................. 2,965 248,230
Jack Henry & Associates Inc ............ 19,236 2,649,567
LendingTree Inc
(1)
.................... 1,392 61,652
Mastercard Inc ..................... 18,031 9,260,722
Mercury General Corp ................. 214 22,817
Moelis & Co ....................... 8,456 553,191
Morningstar Inc ..................... 1,838 286,765
Northern Trust Corp .................. 3,591 624,259
QCR Holdings Inc .................... 193 18,789
Remitly Global Inc
(1)
.................. 5,172 115,904
S&T Bancorp Inc .................... 2,568 126,037
State Street Corp .................... 18,069 3,064,502
Stewart Information Services Corp ........ 206 13,600
Toast Inc
(1)
........................ 28,138 782,799
Travelers Cos Inc/The ................. 10,039 3,314,075
Visa Inc .......................... 14,740 5,057,147

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
WHITE MTNS INS GROUP ............... 34 70,495
54,330,462
Health Care — 6.7%
AbbVie Inc ........................ 18,686 4,702,145
Agilent Technologies Inc ............... 5,459 725,119
Alnylam Pharmaceuticals Inc
(1)
........... 131 39,435
Amgen Inc ........................ 14,940 5,410,073
BrightSpring Health Services Inc
(1)
......... 3,298 230,002
Bristol-Myers Squibb Co ............... 1,572 90,579
Caris Life Sciences Inc
(1)
............... 2,947 52,515
Centene Corp
(1)
..................... 4,878 313,119
Cigna Group/The .................... 487 134,256
CVS Health Corp .................... 11,039 1,141,985
Elevance Health Inc .................. 2,535 980,361
Eli Lilly & Co ....................... 5,811 6,969,888
Encompass Health Corp ............... 8,800 889,504
Gilead Sciences Inc .................. 23,872 3,015,988
HCA Healthcare Inc ................... 56 21,834
Johnson & Johnson .................. 23,434 5,951,533
Merck & Co Inc ..................... 11,820 1,518,870
Natera Inc
(1)
........................ 4,833 1,311,918
Novocure Ltd
(1)
...................... 5,724 86,719
Regeneron Pharmaceuticals Inc .......... 1,443 899,768
United Therapeutics Corp
(1)
............. 1,830 991,549
UnitedHealth Group Inc ................ 8,261 3,433,519
Universal Health Services Inc ............ 892 132,631
West Pharmaceutical Services Inc ......... 2,402 862,318
39,905,628
Industrials — 7.0%
Acuity Inc ......................... 89 33,523
Allegion plc ........................ 6,542 919,086
Atkore Inc ......................... 828 62,961
Bloom Energy Corp
(1)
.................. 477 144,388
Blue Bird Corp
(1)
..................... 1,214 95,857
Caterpillar Inc ...................... 2,393 2,548,306
Comfort Systems USA Inc .............. 843 1,670,784
Copart Inc
(1)
........................ 51,394 1,448,797
Cummins Inc ....................... 2,635 1,879,308
Delta Air Lines Inc ................... 23,779 2,227,141
EMCOR Group Inc .................... 1,006 834,859
EnerSys .......................... 4,741 1,108,541
Equifax Inc ........................ 6,943 1,101,993
Everus Construction Group Inc
(1)
.......... 897 148,857
Fluor Corp
(1)
........................ 10,569 553,710
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
General Dynamics Corp ................ 1,139 403,479
Huntington Ingalls Industries Inc .......... 7,334 2,052,713
Innodata Inc
(1)
...................... 3,126 236,263
Johnson Controls International plc ......... 6,672 974,846
Lincoln Electric Holdings Inc ............. 3,174 842,729
Lockheed Martin Corp ................. 4,575 2,330,779
Mueller Industries Inc ................. 4,067 499,956
MYR Group Inc
(1)
.................... 989 494,896
Northrop Grumman Corp ............... 4,055 2,065,252
NuScale Power Corp
(1)
................. 5,199 52,146
PACCAR Inc ........................ 10,989 1,319,999
Rockwell Automation Inc ............... 3,232 1,600,098
Sensata Technologies Holding PLC ........ 878 41,916
SkyWest Inc
(1)
...................... 5,562 552,473
Southwest Airlines Co ................. 7,080 364,054
Trane Technologies PLC ................ 4,272 2,098,235
United Airlines Holdings Inc
(1)
............ 22,419 3,048,760
United Rentals Inc ................... 785 889,319
V2X Inc
(1)
......................... 6,249 465,925
Valmont Industries Inc ................. 1,221 705,250
Vicor Corp
(1)
........................ 169 64,183
WW Grainger Inc .................... 1,931 2,626,932
Xylem Inc/NY ....................... 23,313 2,755,830
41,264,144
Information Technology — 23.6%
Advanced Micro Devices Inc
(1)
........... 3,487 2,025,633
Amkor Technology Inc ................. 3,078 265,416
Amphenol Corp ..................... 887 156,396
Analog Devices Inc ................... 7,375 2,929,129
Apple Inc ......................... 88,996 25,751,883
Applied Materials Inc ................. 8,952 6,472,296
Avnet Inc ......................... 5,521 490,375
Broadcom Inc ...................... 23,718 8,959,474
CDW Corp/DE ...................... 14,427 2,029,013
Cisco Systems Inc ................... 29,115 3,419,848
Corning Inc ........................ 1,195 305,239
Credo Technology Group Holding Ltd
(1)
...... 1,893 514,801
Dell Technologies Inc ................. 2,160 931,954
Diebold Nixdorf Inc
(1)
.................. 1,082 91,992
Everpure Inc
(1)
...................... 10,882 857,393
First Solar Inc
(1)
..................... 74 17,461
Fortinet Inc
(1)
....................... 9,874 1,516,844
Hewlett Packard Enterprise Co ........... 8,692 392,096
HP Inc ........................... 2,312 50,725
HubSpot Inc
(1)
...................... 6,506 1,187,410
Insight Enterprises Inc
(1)
................ 963 117,293

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Intel Corp
(1)
........................ 17,607 2,458,465
International Business Machines Corp ...... 3,616 1,016,855
Jabil Inc .......................... 1,268 488,789
KLA Corp ......................... 4,664 1,407,175
Lam Research Corp .................. 7,547 3,270,341
Marvell Technology Inc ................ 2,635 784,940
MaxLinear Inc
(1)
..................... 409 52,364
Micron Technology Inc ................ 6,473 7,471,719
Microsoft Corp ...................... 53,378 19,911,062
NetApp Inc ........................ 6,154 952,393
NetScout Systems Inc
(1)
................ 2,002 87,187
NVIDIA Corp ....................... 131,087 26,229,198
Oracle Corp ........................ 6,694 981,006
QUALCOMM Inc ..................... 12,213 2,256,840
Sandisk Corp
(1)
...................... 775 1,762,141
ScanSource Inc
(1)
.................... 16,555 862,350
Skyworks Solutions Inc ................ 5,961 404,156
TD SYNNEX Corp .................... 7,478 1,999,168
Teradyne Inc ....................... 564 272,886
Texas Instruments Inc ................. 12,472 3,717,529
TTM Technologies Inc
(1)
................ 1,726 322,797
Ubiquiti Inc ........................ 554 295,853
Universal Display Corp ................ 9,223 798,620
Vistance Networks Inc ................. 1,226 15,668
Western Digital Corp .................. 2,687 1,716,241
Zebra Technologies Corp
(1)
.............. 5,245 1,380,799
139,399,213
Materials — 0.9%
Alcoa Corp ........................ 7,101 370,246
Anglogold Ashanti Plc ................. 6,156 497,959
Balchem Corp ...................... 111 18,753
CF Industries Holdings Inc .............. 12,112 1,311,245
Coeur Mining Inc .................... 12,502 204,033
Greif, Inc. - Class A ................... 167 12,440
Kaiser Aluminum Corp ................. 710 138,897
Newmont Corp ..................... 16,306 1,522,980
Royal Gold Inc ...................... 5,365 1,070,908
SSR Mining Inc
(1)
.................... 8,638 244,283
5,391,744
Real Estate — 1.3%
CBL & Associates Properties Inc .......... 1,432 76,025
Cousins Properties Inc ................ 16,735 501,716
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Simon Property Group Inc .............. 30,482 6,817,299
7,395,040
Utilities — 0.5%
American Electric Power Co Inc .......... 2,589 354,201
Consolidated Edison Inc ............... 5,354 592,313
Edison International .................. 30,500 2,270,725
3,217,239
Total Common Stocks (United States)
( Cost $ 264,203,017 ) ................ 351,170,833
Registered Investment Companies — 4 .8%
U.S. Fixed Income — 4.5%
Baird Core Plus Bond Fund - Class I ....... 413,610 4,210,546
Dodge & Cox Income Fund - Class I ........ 181,072 2,295,996
Fidelity Advisor Capital & Income Fund - Class Z 291,264 3,614,584
Fidelity Total Bond Fund - Class Z ......... 439,776 4,199,865
Frost Total Return Bond Fund - Class I ...... 24,025 229,436
Guggenheim Total Return Bond Fund - Class I . 132,158 3,134,795
iShares 20+ Year Treasury Bond ETF
(2)
...... 14,584 1,260,349
iShares 7-10 Year Treasury Bond ETF
(2)
..... 26,209 2,478,585
PGIM Total Return Bond Fund Class R6
(2)
.... 261,015 3,140,015
State Street SPDR Bloomberg High Yield Bond
ETF
(2)
.......................... 23,356 2,250,818
26,814,989
International Fixed Income — 0.3%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 178,369 1,537,542
1,537,542
Total Registered Investment Companies
( Cost $ 28,163,859 ) ................. 28,352,531
Money Market Registered Investment Companies — 32 .8%
Meeder Government Money Market Fund ,
3.57%
(3)
........................ 194,209,791 194,209,791
Total Money Market Registered Investment
Companies
( Cost $ 194,209,791 ) ................ 194,209,791
Total Investments — 97 .0%
(Cost $ 486,576,667 ) ................ 573,733,155
Other Assets less Liabilities — 3 .0% ....... 17,567,887
Total Net Assets — 100 .0% ............. 591,301,042

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Dynamic Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 5,462 79,858
Meeder Conservative Allocation Fund - Retail
Class .......................... 1,476 36,635
Meeder Dynamic Allocation Fund - Retail Class 15,303 250,360
Meeder Muirfield Fund - Retail Class ....... 8,748 96,756
Total Trustee Deferred Compensation
(Cost $ 345,599 ) ................... 463,609
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Sept 2026 ........ 536 9/17/26 84,294,040 (757,253)
Mini MSCI Emg Mkt
Futures - Sept 2026 . 309 9/17/26 27,150,285 (270,077)
Russell 2000 Futures Mini
September 2026 .... 156 9/17/26 23,755,680 439,463
S&P 500 Mini Futures
September 2026 .... 184 9/17/26 69,443,900 (731,420)
S&P Mid Cap Futures
EMini September 2026 11 9/17/26 4,273,500 41,892
Total Futures Contracts . 1,196 208,917,405 (1,277,395)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2026.
(4) Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 60 .8%
Communication Services — 8.4%
Alphabet Inc - Class C ................. 6,191 2,187,466
AST SpaceMobile Inc
(1)
................ 138 12,263
AT&T Inc .......................... 4,291 88,824
Charter Communications Inc
(1)
........... 70 9,955
Comcast Corp ...................... 2,383 58,503
EchoStar Corp
(1)
..................... 93 9,439
Electronic Arts Inc ................... 152 31,166
Fox Corp .......................... 348 18,152
Live Nation Entertainment Inc
(1)
........... 150 27,466
Meta Platforms Inc ................... 1,277 719,321
Netflix Inc
(1)
........................ 2,504 178,786
Omnicom Group Inc .................. 279 20,320
Reddit Inc
(1)
........................ 96 16,664
ROBLOX Corp
(1)
..................... 404 21,969
Roku Inc
(1)
......................... 154 21,274
Spotify Technology SA
(1)
................ 95 43,617
Take-Two Interactive Software Inc
(1)
........ 129 32,247
T-Mobile US Inc ..................... 313 52,499
Verizon Communications Inc ............ 2,582 109,322
Walt Disney Co/The .................. 1,181 113,671
Warner Bros Discovery Inc
(1)
............. 1,463 39,004
3,811,928
Consumer Discretionary — 3.1%
Airbnb Inc
(1)
........................ 105 15,025
Amazon.com Inc
(1)
................... 1,986 473,343
Aptiv PLC ......................... 79 4,849
Aramark .......................... 78 4,438
AutoZone Inc
(1)
...................... 4 12,784
Best Buy Co Inc ..................... 53 4,022
Booking Holdings Inc ................. 176 31,370
BorgWarner Inc ..................... 67 4,449
Brunswick Corp/DE .................. 61 5,139
Burlington Stores Inc
(1)
................ 17 5,386
Carnival Corp Ltd .................... 337 9,628
Carvana Co
(1)
....................... 153 10,070
Cava Group Inc
(1)
.................... 34 2,668
Chipotle Mexican Grill Inc
(1)
............. 335 11,390
Coupang Inc
(1)
...................... 349 6,062
Darden Restaurants Inc ................ 34 7,004
Deckers Outdoor Corp
(1)
................ 44 4,369
Dick's Sporting Goods Inc .............. 22 4,990
DoorDash Inc
(1)
..................... 83 15,316
DR Horton Inc ...................... 77 12,542
DraftKings Inc
(1)
..................... 141 3,562
eBay Inc .......................... 108 12,069
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Expedia Group Inc ................... 27 6,909
Five Below Inc
(1)
..................... 17 3,056
Floor & Decor Holdings Inc
(1)
............. 82 4,868
Flutter Entertainment PLC
(1)
............. 45 4,598
Ford Motor Co ...................... 875 12,162
Garmin Ltd ........................ 37 8,789
General Motors Co ................... 201 15,493
Genuine Parts Co .................... 56 6,607
Grand Canyon Education Inc
(1)
........... 40 5,724
Hasbro Inc ........................ 54 4,460
Haverty Furniture Cos Inc .............. 224 5,719
Hilton Worldwide Holdings Inc ........... 54 17,845
Home Depot Inc/The .................. 215 75,826
KB Home ......................... 151 9,451
Las Vegas Sands Corp ................. 72 3,326
Lear Corp ......................... 43 5,765
Lowe's Cos Inc ..................... 128 28,223
Lululemon Athletica Inc
(1)
............... 36 4,110
Marriott International Inc/MD ............ 49 18,159
McDonald's Corp .................... 147 39,736
MGM Resorts International
(1)
............. 59 2,821
NIKE Inc .......................... 269 11,042
Norwegian Cruise Line Holdings Ltd
(1)
...... 206 4,349
On Holding AG
(1)
..................... 81 2,869
O'Reilly Automotive Inc
(1)
............... 186 17,129
PulteGroup Inc ...................... 110 15,093
Ralph Lauren Corp ................... 13 5,218
Restaurant Brands International Inc ........ 89 6,453
Rivian Automotive Inc
(1)
................ 210 3,643
Ross Stores Inc ..................... 69 14,687
Royal Caribbean Cruises Ltd ............ 57 18,099
Somnigroup International Inc ............ 81 6,350
Starbucks Corp ..................... 244 24,934
Tapestry Inc ....................... 49 7,173
Tesla Inc
(1)
......................... 585 246,051
Texas Roadhouse Inc ................. 20 3,865
TJX Cos Inc/The ..................... 231 34,996
TopBuild Corp
(1)
..................... 10 3,545
Tractor Supply Co .................... 167 5,279
Ulta Beauty Inc
(1)
.................... 12 5,412
Viking Holdings Ltd
(1)
.................. 57 5,966
Williams-Sonoma Inc ................. 37 8,625
Yum! Brands Inc ..................... 66 10,551
1,405,451
Consumer Staples — 0.9%
Altria Group Inc ..................... 221 15,901

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Archer-Daniels-Midland Co ............. 67 5,119
Bunge Global SA .................... 19 2,028
Casey's General Stores Inc ............. 6 4,769
Church & Dwight Co Inc ............... 43 4,166
Coca-Cola Co/The ................... 491 39,904
Coca-Cola Consolidated Inc ............. 10 1,909
Colgate-Palmolive Co ................. 114 10,451
Constellation Brands Inc ............... 26 3,616
Costco Wholesale Corp ................ 57 53,322
Dollar General Corp .................. 34 3,914
Dollar Tree Inc
(1)
..................... 27 3,266
Estee Lauder Cos Inc/The .............. 42 3,316
General Mills Inc .................... 130 4,524
Hershey Co/The ..................... 22 3,860
Kenvue Inc ........................ 283 5,408
Keurig Dr Pepper Inc .................. 195 6,382
Kimberly-Clark Corp .................. 56 6,147
Kraft Heinz Co/The ................... 173 4,086
Kroger Co/The ...................... 79 4,387
McCormick & Co Inc/MD ............... 52 2,622
Mondelez International Inc .............. 184 10,643
Monster Beverage Corp
(1)
............... 94 9,035
PepsiCo Inc ........................ 179 24,237
Performance Food Group Co
(1)
............ 29 3,242
Philip Morris International Inc ............ 203 36,725
Procter & Gamble Co/The .............. 303 44,432
Sprouts Farmers Market Inc
(1)
............ 17 1,438
Sysco Corp ........................ 69 5,767
Target Corp ........................ 64 8,359
Tyson Foods Inc ..................... 50 2,862
US Foods Holding Corp
(1)
............... 38 3,885
Walmart Inc ....................... 555 62,859
402,581
Energy — 3.8%
Antero Resources Corp
(1)
............... 286 10,050
APA Corp ......................... 303 9,869
Baker Hughes Co .................... 787 43,679
Centrus Energy Corp
(1)
................. 21 3,525
Cheniere Energy Inc .................. 167 39,915
Chevron Corp ...................... 1,383 229,246
Chord Energy Corp ................... 84 9,601
ConocoPhillips ...................... 936 97,307
Core Natural Resources Inc ............. 52 4,161
Devon Energy Corp ................... 891 36,816
Diamondback Energy Inc ............... 160 28,125
DT Midstream Inc .................... 100 14,674
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Energy Fuels Inc/Canada
(1)
.............. 236 3,422
EOG Resources Inc ................... 443 57,470
EQT Corp ......................... 484 25,734
Expand Energy Corp .................. 196 17,873
Exxon Mobil Corp .................... 3,109 425,062
Halliburton Co ...................... 760 25,802
HF Sinclair Corp ..................... 140 9,751
Kinder Morgan Inc ................... 1,541 49,266
Kodiak Gas Services Inc ............... 98 7,363
Liberty Energy Inc ................... 167 4,374
Marathon Petroleum Corp .............. 229 58,548
NOV Inc .......................... 694 12,874
Occidental Petroleum Corp .............. 568 27,588
ONEOK Inc ........................ 505 43,905
Ovintiv Inc ......................... 299 15,742
Permian Resources Corp ............... 747 13,752
Phillips 66 ......................... 310 52,405
Range Resources Corp ................ 271 10,078
SLB Ltd .......................... 1,185 55,091
SM Energy Co ...................... 239 6,238
Solaris Energy Infrastructure Inc .......... 57 4,586
Targa Resources Corp ................. 169 45,316
TechnipFMC PLC .................... 366 24,266
Texas Pacific Land Corp ............... 46 20,131
Transocean Ltd
(1)
.................... 902 4,411
Uranium Energy Corp
(1)
................ 479 5,106
Valaris Ltd
(1)
....................... 55 3,993
Valero Energy Corp ................... 230 59,901
Weatherford International PLC ........... 91 7,417
Williams Cos Inc/The ................. 940 69,880
1,694,313
Financials — 3.7%
Affirm Holdings Inc
(1)
.................. 70 5,708
Aflac Inc .......................... 124 14,539
AG Mortgage Investment Trust ........... 1,043 8,261
Allstate Corp/The .................... 59 14,038
American Express Co ................. 107 36,193
American International Group Inc ......... 130 9,689
Ameriprise Financial Inc ............... 22 10,093
Aon PLC .......................... 48 15,921
Apollo Global Management Inc ........... 88 10,411
Arch Capital Group Ltd
(1)
............... 112 10,871
Ares Management Corp ................ 46 5,120
Arthur J Gallagher & Co ................ 56 12,856
Associated Banc-Corp ................. 508 15,631
Bank of America Corp ................. 1,231 70,142

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Bank of New York Mellon Corp/The ........ 139 20,101
Berkshire Hathaway Inc
(1)
.............. 343 171,634
Blackrock Inc ...................... 31 29,808
Blackstone Inc ...................... 151 17,768
Block Inc
(1)
........................ 113 8,588
Capital One Financial Corp .............. 133 26,682
Cboe Global Markets Inc ............... 22 5,339
Charles Schwab Corp/The .............. 325 29,988
Chubb Ltd ......................... 75 25,555
Citigroup Inc ....................... 330 46,187
CME Group Inc ...................... 68 15,016
Coinbase Global Inc
(1)
................. 46 6,725
Corpay Inc
(1)
....................... 16 5,332
Equitable Holdings Inc ................. 122 5,353
Evercore Inc ....................... 15 5,122
Fidelity National Information Services Inc .... 147 5,715
Fifth Third Bancorp ................... 236 13,303
First Business Financial Services Inc ....... 193 12,192
First Community Corp ................. 288 9,412
Fiserv Inc
(1)
........................ 130 6,376
FNB Corp/PA ....................... 1,255 23,945
Fulton Financial Corp. ................. 589 14,248
Global Payments Inc .................. 71 5,152
Goldman Sachs Group Inc/The ........... 56 56,637
Hartford Insurance Group Inc/The ......... 115 15,240
Huntington Bancshares Inc/OH ........... 583 10,337
Interactive Brokers Group Inc ............ 106 9,226
Intercontinental Exchange Inc ............ 116 14,281
JPMorgan Chase & Co ................ 504 164,974
KKR & Co Inc ....................... 146 13,400
LPL Financial Holdings Inc .............. 19 5,352
Markel Group Inc
(1)
................... 4 7,812
Marsh & McLennan Cos Inc ............. 108 18,000
Mastercard Inc ..................... 156 80,122
MetLife Inc ........................ 138 11,676
Moody's Corp ...................... 33 14,946
Morgan Stanley ..................... 218 45,571
MSCI Inc .......................... 15 8,401
Nasdaq Inc ........................ 104 8,197
Northern Trust Corp .................. 48 8,344
NU Holdings Ltd/Cayman Islands
(1)
........ 719 9,606
PayPal Holdings Inc .................. 203 8,766
Peoples Bancorp Inc/ ................. 346 13,290
PNC Financial Services Group Inc/The ...... 79 19,451
Principal Financial Group Inc ............ 81 8,730
Progressive Corp/The ................. 119 25,996
Prudential Financial Inc ................ 85 9,174
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Raymond James Financial Inc ........... 50 7,602
Robinhood Markets Inc
(1)
............... 149 14,942
Rocket Cos Inc
(1)
.................... 264 4,158
S&P Global Inc ...................... 59 24,028
SoFi Technologies Inc
(1)
................ 287 5,146
State Street Corp .................... 66 11,194
Synchrony Financial .................. 136 10,343
T Rowe Price Group Inc ................ 80 9,095
Toast Inc
(1)
........................ 143 3,978
Travelers Cos Inc/The ................. 55 18,157
Truist Financial Corp .................. 320 15,942
United Bankshares Inc/WV .............. 429 19,661
US Bancorp ........................ 338 20,415
Visa Inc .......................... 318 109,103
Wells Fargo & Co .................... 588 48,592
Willis Towers Watson PLC .............. 23 6,012
1,664,911
Health Care — 2.9%
Abbott Laboratories .................. 338 30,670
AbbVie Inc ........................ 341 85,809
Agilent Technologies Inc ............... 66 8,767
Align Technology Inc
(1)
................. 27 4,554
Alnylam Pharmaceuticals Inc
(1)
........... 28 8,429
Amgen Inc ........................ 104 37,661
Arrowhead Pharmaceuticals Inc
(1)
......... 46 3,749
Axsome Therapeutics Inc
(1)
.............. 16 3,916
Baxter International Inc ................ 198 4,221
Becton Dickinson & Co ................ 71 10,744
Biogen Inc
(1)
....................... 36 7,778
Blueprint Medicines CVR Escrow
(1) (2)
........ 19 0
Boston Scientific Corp
(1)
................ 302 12,889
Bridgebio Pharma Inc
(1)
................ 59 4,394
BrightSpring Health Services Inc
(1)
......... 64 4,463
Bristol-Myers Squibb Co ............... 414 23,855
Cardinal Health Inc ................... 51 12,116
Cencora Inc ........................ 38 10,753
Centene Corp
(1)
..................... 107 6,868
Charles River Laboratories International Inc
(1)
. 22 4,989
Cigna Group/The .................... 56 15,438
Cogent Biosciences Inc
(1)
............... 71 2,748
Corcept Therapeutics Inc
(1)
.............. 28 2,435
Crinetics Pharmaceuticals Inc
(1)
.......... 84 3,143
CRISPR Therapeutics AG
(1)
.............. 55 3,000
CVS Health Corp .................... 258 26,690
Cytokinetics Inc
(1)
.................... 46 3,919
Danaher Corp ...................... 126 24,001

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Denali Therapeutics Inc
(1)
............... 142 3,652
Dexcom Inc
(1)
....................... 92 6,196
Edwards Lifesciences Corp
(1)
............ 135 12,212
Elanco Animal Health Inc
(1)
.............. 170 4,184
Elevance Health Inc .................. 45 17,403
Eli Lilly & Co ....................... 155 185,912
Exelixis Inc
(1)
....................... 79 4,298
GE HealthCare Technologies Inc .......... 124 7,937
Gilead Sciences Inc .................. 244 30,827
Guardant Health Inc
(1)
................. 30 4,501
HCA Healthcare Inc ................... 34 13,256
Hims & Hers Health Inc
(1)
............... 56 1,942
Humana Inc ....................... 25 9,931
IDEXX Laboratories Inc
(1)
............... 19 10,002
Illumina Inc
(1)
....................... 35 6,154
Incyte Corp
(1)
....................... 54 6,121
Insmed Inc
(1)
....................... 48 5,118
Intuitive Surgical Inc
(1)
................. 74 29,428
Ionis Pharmaceuticals Inc
(1)
............. 72 5,709
IQVIA Holdings Inc
(1)
.................. 39 7,536
Jazz Pharmaceuticals PLC
(1)
............. 18 4,338
Johnson & Johnson .................. 459 116,572
Labcorp Holdings Inc ................. 24 6,720
McKesson Corp ..................... 25 18,890
Medline Inc. Class A
(1)
................. 115 4,536
Medtronic PLC ...................... 275 21,513
Merck & Co Inc ..................... 483 62,066
Mettler-Toledo International Inc
(1)
......... 5 6,388
Moderna Inc
(1)
...................... 93 6,513
Molina Healthcare Inc
(1)
................ 13 2,973
Natera Inc
(1)
........................ 35 9,501
Neurocrine Biosciences Inc
(1)
............ 29 4,888
Pfizer Inc ......................... 1,115 26,849
Praxis Precision Medicines Inc
(1)
.......... 7 2,344
Quest Diagnostics Inc ................. 28 5,935
Recursion Pharmaceuticals Inc
(1)
.......... 728 2,672
Regeneron Pharmaceuticals Inc .......... 22 13,718
ResMed Inc ........................ 39 7,600
Revolution Medicines Inc
(1)
.............. 39 7,304
Revvity Inc ........................ 47 5,229
Roivant Sciences Ltd
(1)
................ 134 4,742
Royalty Pharma PLC .................. 114 6,392
Schrodinger Inc/United States
(1)
.......... 189 3,071
Spyre Therapeutics Inc
(1)
............... 30 2,663
STERIS PLC ........................ 35 7,370
Stryker Corp ....................... 73 22,983
Tempus AI Inc
(1)
..................... 51 2,954
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Tenet Healthcare Corp
(1)
................ 24 4,490
Thermo Fisher Scientific Inc ............. 77 38,605
Twist Bioscience Corp
(1)
................ 32 3,292
United Therapeutics Corp
(1)
............. 10 5,418
UnitedHealth Group Inc ................ 178 73,982
Vaxcyte Inc
(1)
....................... 71 4,127
Veeva Systems Inc
(1)
.................. 41 7,276
Vertex Pharmaceuticals Inc
(1)
............ 52 25,830
Viatris Inc ......................... 359 5,701
Waters Corp
(1)
...................... 21 7,876
West Pharmaceutical Services Inc ......... 16 5,744
Zoetis Inc ......................... 95 6,827
1,316,210
Industrials — 6.3%
3M Co ........................... 229 37,077
AAON Inc ......................... 34 4,313
AeroVironment Inc
(1)
.................. 21 3,466
AMETEK Inc ....................... 98 23,710
API Group Corp
(1)
.................... 223 9,444
Argan Inc ......................... 6 4,791
ATI Inc
(1)
.......................... 66 13,009
Automatic Data Processing Inc ........... 174 38,967
Axon Enterprise Inc
(1)
................. 30 16,818
Bloom Energy Corp
(1)
.................. 83 25,124
Boeing Co/The
(1)
..................... 290 62,776
Broadridge Financial Solutions Inc ......... 85 11,641
Builders FirstSource Inc
(1)
.............. 97 8,680
BWX Technologies Inc ................. 52 10,122
Carpenter Technology Corp ............. 22 13,570
Carrier Global Corp ................... 352 25,819
Caterpillar Inc ...................... 175 186,358
CH Robinson Worldwide Inc ............. 53 9,982
Cintas Corp ........................ 157 26,703
Columbus McKinnon Corp/NY ............ 476 7,202
Comfort Systems USA Inc .............. 16 31,711
Copart Inc
(1)
........................ 491 13,841
Crane Co ......................... 58 12,938
CSX Corp ......................... 724 34,412
Cummins Inc ....................... 56 39,940
Curtiss-Wright Corp .................. 22 16,671
Deere & Co ........................ 93 58,993
Delta Air Lines Inc ................... 306 28,660
Dover Corp ........................ 95 21,307
Dycom Industries Inc
(1)
................ 17 8,595
Eaton Corp PLC ..................... 152 64,770
EMCOR Group Inc .................... 24 19,917

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Emerson Electric Co .................. 227 32,495
Equifax Inc ........................ 69 10,952
Expeditors International of Washington Inc ... 58 9,453
Fastenal Co ........................ 510 24,495
FedEx Corp ........................ 81 25,364
Fedx Freight Holding
(1)
................. 11 1,661
Ferguson Enterprises Inc ............... 89 21,122
Flowserve Corp ..................... 87 6,452
Fluor Corp
(1)
........................ 115 6,025
Fortive Corp ....................... 192 11,729
FTAI Aviation Ltd .................... 43 11,633
Gates Industrial Corp PLC
(1)
............. 383 10,713
GE Vernova Inc ..................... 102 119,836
Generac Holdings Inc
(1)
................ 27 7,906
General Dynamics Corp ................ 95 33,653
General Electric Co ................... 396 147,997
HEICO Corp ........................ 45 16,029
Honeywell Aerospace
(1)
................ 129 28,519
Honeywell International Inc. ............. 129 28,883
Howmet Aerospace Inc ................ 158 42,480
Hubbell Inc ........................ 26 13,603
Illinois Tool Works Inc ................. 123 33,268
Ingersoll Rand Inc ................... 242 19,842
ITT Inc ........................... 61 12,063
Jacobs Solutions Inc .................. 75 9,450
JB Hunt Transport Services Inc ........... 43 12,445
Johnson Controls International plc ......... 248 36,235
Knight-Swift Transportation Holdings Inc .... 108 8,410
Kratos Defense & Security Solutions Inc
(1)
.... 92 4,587
L3Harris Technologies Inc .............. 78 22,666
Leidos Holdings Inc .................. 71 7,311
Lennox International Inc ............... 23 13,178
Lockheed Martin Corp ................. 78 39,738
Louisiana-Pacific Corp ................ 92 7,237
Marten Transport Ltd ................. 577 10,011
Masco Corp ....................... 145 11,799
MasTec Inc
(1)
....................... 39 16,226
Modine Manufacturing Co
(1)
............. 25 6,675
Mueller Industries Inc ................. 59 7,253
Nextpower Inc
(1)
..................... 63 7,506
Norfolk Southern Corp ................. 85 26,740
Northrop Grumman Corp ............... 51 25,975
nVent Electric PLC ................... 75 12,721
Old Dominion Freight Line Inc ............ 82 17,761
Otis Worldwide Corp .................. 209 14,964
Owens Corning ..................... 99 15,737
PACCAR Inc ........................ 229 27,507
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Parker-Hannifin Corp ................. 51 49,884
Paychex Inc ....................... 205 20,158
Planet Labs PBC
(1)
................... 115 3,810
Quanta Services Inc .................. 61 43,922
QXO Inc
(1)
......................... 393 6,791
RB Global Inc ....................... 103 11,994
RBC Bearings Inc
(1)
................... 23 14,813
Regal Rexnord Corp .................. 39 9,289
Republic Services Inc ................. 89 18,964
Rocket Lab Corp
(1)
................... 190 19,313
Rockwell Automation Inc ............... 48 23,764
RTX Corp ......................... 492 93,347
Saia Inc
(1)
......................... 17 7,160
Southwest Airlines Co ................. 257 13,215
SS&C Technologies Holdings Inc .......... 221 13,713
Stanley Black & Decker Inc ............. 141 13,271
Sterling Infrastructure Inc
(1)
............. 13 10,912
Timken Co/The ..................... 106 15,404
Trane Technologies PLC ................ 91 44,696
TransDigm Group Inc ................. 23 30,637
TransUnion ........................ 143 10,316
Uber Technologies Inc
(1)
................ 765 55,202
Union Pacific Corp ................... 219 59,568
United Airlines Holdings Inc
(1)
............ 181 24,614
United Parcel Service Inc ............... 281 30,207
United Rentals Inc ................... 26 29,455
Veralto Corp ....................... 154 13,657
Verisk Analytics Inc ................... 70 12,567
Vertiv Holdings Co ................... 146 48,884
Vicor Corp
(1)
........................ 11 4,178
Waste Management Inc ................ 139 30,980
Watsco Inc ........................ 29 12,085
WESCO International Inc ............... 29 10,017
Westinghouse Air Brake Technologies Corp ... 95 25,612
Woodward Inc ...................... 31 13,189
WW Grainger Inc .................... 19 25,848
XPO Inc
(1)
......................... 54 11,086
Xylem Inc/NY ....................... 127 15,013
2,827,167
Information Technology — 26.4%
Accenture PLC ...................... 577 71,802
Adobe Inc
(1)
........................ 412 84,468
Advanced Micro Devices Inc
(1)
........... 764 443,815
Amphenol Corp ..................... 699 123,248
Analog Devices Inc ................... 280 111,208
Apple Inc ......................... 6,831 1,976,618

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Applied Materials Inc ................. 420 303,660
AppLovin Corp
(1)
..................... 130 66,980
Arista Networks Inc
(1)
................. 564 95,812
Astera Labs Inc
(1)
.................... 75 36,227
Broadcom Inc ...................... 2,192 828,028
Cadence Design Systems Inc
(1)
........... 210 78,817
Ciena Corp
(1)
....................... 89 43,660
Cisco Systems Inc ................... 1,943 228,225
Cloudflare Inc
(1)
..................... 186 45,622
Coherent Corp
(1)
..................... 105 41,419
Corning Inc ........................ 415 106,003
Credo Technology Group Holding Ltd
(1)
...... 101 27,467
Crowdstrike Holdings Inc
(1)
.............. 135 103,024
Datadog Inc
(1)
...................... 168 43,741
Dell Technologies Inc ................. 159 68,602
Flex Ltd
(1)
......................... 231 37,438
Fortinet Inc
(1)
....................... 365 56,071
Hewlett Packard Enterprise Co ........... 1,065 48,042
Intel Corp
(1)
........................ 2,109 294,480
International Business Machines Corp ...... 508 142,855
Intuit Inc .......................... 180 46,980
Jabil Inc .......................... 187 72,085
KLA Corp ......................... 730 220,248
Knowles Corp
(1)
..................... 2,239 92,874
Lam Research Corp .................. 638 276,465
Lumentum Holdings Inc
(1)
.............. 39 33,464
Marvell Technology Inc ................ 438 130,476
Micron Technology Inc ................ 528 609,465
Microsoft Corp ...................... 3,553 1,325,340
Monolithic Power Systems Inc ........... 45 62,206
NVIDIA Corp ....................... 11,038 2,208,593
ON Semiconductor Corp
(1)
.............. 373 35,263
Oracle Corp ........................ 842 123,395
Palantir Technologies Inc
(1)
.............. 1,139 132,887
Palo Alto Networks Inc
(1)
............... 423 144,251
QUALCOMM Inc ..................... 548 101,265
Salesforce Inc ...................... 677 106,059
Sandisk Corp
(1)
...................... 70 159,161
ServiceNow Inc
(1)
.................... 638 63,341
Snowflake Inc
(1)
..................... 193 49,119
Strategy Inc
(1)
...................... 267 23,210
Synopsys Inc
(1)
...................... 126 56,205
Teradyne Inc ....................... 102 49,352
Texas Instruments Inc ................. 487 145,160
Western Digital Corp .................. 192 122,634
11,896,830
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Materials — 2.8%
Air Products and Chemicals Inc .......... 184 53,945
Albemarle Corp ..................... 98 13,233
Alcoa Corp ........................ 219 11,419
Amcor PLC ........................ 469 20,331
Anglogold Ashanti Plc ................. 417 33,731
Avery Dennison Corp ................. 86 13,962
Axalta Coating Systems Ltd
(1)
............ 265 9,068
Ball Corp ......................... 254 15,850
Celanese Corp ...................... 107 4,922
CF Industries Holdings Inc .............. 129 13,965
Chemours Co/The ................... 158 3,242
Cleveland-Cliffs Inc
(1)
................. 548 5,146
Coeur Mining Inc .................... 878 14,329
Commercial Metals Co ................ 122 7,655
Constellium SE
(1)
.................... 163 5,195
Corteva Inc ........................ 575 48,697
CRH PLC .......................... 564 60,348
Crown Holdings Inc .................. 125 13,977
Dow Inc .......................... 608 16,635
DuPont de Nemours Inc ................ 134 18,176
Eastman Chemical Co ................. 143 9,578
Ecolab Inc ......................... 216 60,180
Element Solutions Inc ................. 235 11,221
Freeport-McMoRan Inc ................ 1,186 74,588
Hecla Mining Co ..................... 533 8,224
International Flavors & Fragrances Inc ...... 230 18,221
International Paper Co ................. 511 19,469
Knife River Corp
(1)
.................... 66 5,521
Linde PLC ......................... 378 196,159
LyondellBasell Industries NV ............. 220 11,583
Martin Marietta Materials Inc ............ 59 34,025
Materion Corp ...................... 23 6,840
Mosaic Co/The ..................... 346 7,332
MP Materials Corp
(1)
.................. 130 7,281
NewMarket Corp .................... 7 5,539
Newmont Corp ..................... 898 83,873
Nucor Corp ........................ 189 42,100
Packaging Corp of America ............. 82 19,539
Perimeter Solutions Inc
(1)
............... 137 4,884
PPG Industries Inc ................... 214 25,956
Reliance Inc ....................... 45 16,812
Royal Gold Inc ...................... 77 15,370
RPM International Inc ................. 131 14,561
Sensient Technologies Corp ............. 47 5,795
Sherwin-Williams Co/The .............. 196 67,487
Smurfit Westrock PLC ................. 474 21,927

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Solstice Advanced Materials Inc .......... 138 12,227
Southern Copper Corp ................. 77 13,418
SSR Mining Inc
(1)
.................... 190 5,373
Steel Dynamics Inc ................... 115 26,388
USA Rare Earth Inc
(1)
.................. 171 3,690
Vulcan Materials Co .................. 121 35,696
Warrior Met Coal Inc .................. 46 3,733
1,278,416
Real Estate — 2.5%
Alexandria Real Estate Equities Inc ........ 136 7,188
American Healthcare REIT Inc ............ 153 7,979
American Homes 4 Rent ............... 313 10,492
American Tower Corp ................. 330 53,978
Americold Realty Trust Inc .............. 241 3,789
AvalonBay Communities Inc ............. 112 21,133
BRT Apartments Corp ................. 482 7,408
BXP Inc .......................... 136 9,018
Camden Property Trust ................ 99 11,335
CareTrust REIT Inc ................... 190 7,667
CBRE Group Inc
(1)
.................... 223 30,036
Compass Inc
(1)
...................... 496 6,116
CoStar Group Inc
(1)
................... 310 8,779
Cousins Properties Inc ................ 224 6,716
Crown Castle Inc .................... 311 23,552
CubeSmart ........................ 212 8,431
Cushman & Wakefield Ltd
(1)
............. 344 4,606
Digital Realty Trust Inc ................. 245 43,997
EastGroup Properties Inc ............... 57 11,544
Equinix Inc ........................ 69 71,925
Equity LifeStyle Properties Inc ........... 171 11,021
Equity Residential .................... 304 20,651
Essex Property Trust Inc ............... 51 14,871
Extra Space Storage Inc ............... 160 23,248
Federal Realty Investment Trust .......... 88 10,863
Gaming and Leisure Properties Inc ........ 234 10,420
Healthcare Realty Trust Inc .............. 373 7,523
Healthpeak Properties Inc .............. 534 11,428
Host Hotels & Resorts Inc .............. 554 13,135
Invitation Homes Inc .................. 494 14,924
Iron Mountain Inc .................... 210 26,525
Jones Lang LaSalle Inc
(1)
............... 40 12,398
Kilroy Realty Corp .................... 145 5,433
Kimco Realty Corp ................... 637 16,148
Lamar Advertising Co ................. 66 10,295
Macerich Co/The .................... 275 6,927
Mid-America Apartment Communities Inc .... 101 14,033
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Millrose Properties Inc ................ 152 4,568
Omega Healthcare Investors Inc .......... 243 11,586
One Liberty Properties Inc .............. 384 9,377
Outfront Media Inc ................... 137 4,488
Phillips Edison & Co Inc ................ 277 11,529
Prologis Inc ........................ 658 89,139
Public Storage ...................... 114 36,287
Rayonier Inc ....................... 283 6,022
Realty Income Corp .................. 680 42,133
Regency Centers Corp ................. 171 13,636
Rexford Industrial Realty Inc ............. 231 7,738
Ryman Hospitality Properties Inc .......... 58 7,456
SBA Communications Corp ............. 75 13,234
Simon Property Group Inc .............. 234 52,334
SL Green Realty Corp ................. 81 4,193
Sun Communities Inc ................. 100 11,991
UDR Inc .......................... 290 11,577
Ventas Inc ......................... 343 30,458
VICI Properties Inc ................... 892 23,683
Vornado Realty Trust .................. 168 6,602
Welltower Inc ...................... 483 109,627
Weyerhaeuser Co .................... 554 13,263
WP Carey Inc ....................... 200 14,300
Zillow Group Inc
(1)
.................... 174 5,484
1,126,237
Utilities — 0.0%
AES Corp/The ...................... 1 15
Alliant Energy Corp ................... 1 76
Ameren Corp ....................... 1 113
American Electric Power Co Inc .......... 1 137
CenterPoint Energy Inc ................ 1 44
Consolidated Edison Inc ............... 1 111
Dominion Energy Inc .................. 1 68
Duke Energy Corp ................... 1 127
Edison International .................. 1 74
Entergy Corp ....................... 1 115
Essential Utilities Inc .................. 1 38
Eversource Energy ................... 1 72
Exelon Corp ....................... 1 47
FirstEnergy Corp .................... 1 48
NextEra Energy Inc ................... 3 263
NiSource Inc ....................... 1 48
PG&E Corp ........................ 3 50
PPL Corp ......................... 1 36
Public Service Enterprise Group Inc ........ 1 81
Sempra .......................... 1 93

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — continued
Southern Co/The .................... 1 96
WEC Energy Group Inc ................ 1 117
Xcel Energy Inc ..................... 1 80
1,949
Total Common Stocks (United States)
( Cost $ 22,804,620 ) ................. 27,425,993
Preferred Stock (United States) — 0 .0%
Wells Fargo & Co .................... 1 3
Total Preferred Stock (United States)
( Cost $ – ) ........................ 3
Registered Investment Companies — 5 .0%
U.S. Fixed Income — 4.7%
Baird Core Plus Bond Fund - Class I ....... 34,552 351,744
Dodge & Cox Income Fund - Class I ........ 15,941 202,138
Fidelity Advisor Capital & Income Fund - Class Z 26,998 335,047
Fidelity Total Bond Fund - Class Z ......... 47,621 454,779
Frost Total Return Bond Fund - Class I ...... 4,452 42,520
Guggenheim Total Return Bond Fund - Class I . 8,008 189,940
iShares 20+ Year Treasury Bond ETF
(3)
...... 1,264 109,235
PGIM Total Return Bond Fund Class R6
(3)
.... 15,817 190,277
State Street SPDR Bloomberg High Yield Bond
ETF
(3)
.......................... 2,164 208,545
2,084,225
International Fixed Income — 0.3%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 15,451 133,185
133,185
Total Registered Investment Companies
( Cost $ 2,189,637 ) .................. 2,217,410
Money Market Registered Investment Companies — 31 .4%
Meeder Government Money Market Fund ,
3.57%
(4)
........................ 14,176,612 14,176,612
Total Money Market Registered Investment
Companies
( Cost $ 14,176,612 ) ................. 14,176,612
Total Investments — 97 .2%
(Cost $ 39,170,869 ) ................. 43,820,018
Other Assets less Liabilities — 2 .8% ....... 1,284,049
Total Net Assets — 100 .0% ............. 45,104,067
Sector Rotation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(5)
Meeder Balanced Fund - Retail Class ....... 1,524 22,281
Meeder Conservative Allocation Fund - Retail
Class .......................... 405 10,046
Meeder Dynamic Allocation Fund - Retail Class 4,238 69,340
Meeder Muirfield Fund - Retail Class ....... 2,353 26,026
Total Trustee Deferred Compensation
(Cost $ 95,063 ) .................... 127,693
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Other Futures
Mini MSCI EAFE Futures -
Sept 2026 ........ 38 9/17/26 5,976,070 (53,686)
Mini MSCI Emg Mkt
Futures - Sept 2026 . 20 9/17/26 1,757,300 (15,304)
S&P 500 Mini Futures
September 2026 .... 11 9/17/26 4,151,538 (43,726)
S&P Mid Cap Futures
EMini September 2026 9 9/17/26 3,496,500 40,411
Total Futures Contracts . 78 15,381,408 (72,305)
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Exchange-traded fund.
(4) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2026.
(5) Assets of affiliates to the Sector Rotation Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Tactical Income Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Registered Investment Companies — 84 .6%
U.S. Fixed Income — 74.9%
Diamond Hill Short Duration Securitized Bond
Fund - Class Y .................... 1,676,118 16,627,095
Fidelity Advisor Capital & Income Fund - Class Z 2,043,131 25,355,250
Guggenheim Total Return Bond Fund - Class I . 687,656 16,311,193
iShares 20+ Year Treasury Bond ETF
(1)
...... 90,837 7,850,134
PGIM Total Return Bond Fund Class R6
(1)
.... 1,355,492 16,306,574
PIMCO Low Duration Income Fund - Class I .. 2,632,290 21,742,716
State Street SPDR Bloomberg High Yield Bond
ETF
(1)
.......................... 139,263 13,420,775
117,613,737
International Fixed Income — 9.7%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 1,766,226 15,224,872
15,224,872
Total Registered Investment Companies
( Cost $ 130,826,372 ) ................ 132,838,609
Money Market Registered Investment Companies — 15 .0%
Meeder Government Money Market Fund ,
3.57%
(2)
........................ 23,571,297 23,571,297
Total Money Market Registered Investment
Companies
( Cost $ 23,571,297 ) ................. 23,571,297
Total Investments — 99 .6%
(Cost $ 154,397,669 ) ................ 156,409,906
Other Assets less Liabilities — 0 .4% ....... 606,414
Total Net Assets — 100 .0% ............. 157,016,320
Tactical Income Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 1,813 26,502
Meeder Conservative Allocation Fund - Retail
Class .......................... 495 12,286
Meeder Dynamic Allocation Fund - Retail Class 4,882 79,864
Meeder Muirfield Fund - Retail Class ....... 3,085 34,125
Total Trustee Deferred Compensation
(Cost $ 117,808 ) ................... 152,777
(1) Exchange-traded fund.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2026.
(3) Assets of affiliates to the Tactical Income Fund held for the benefit of the
Fund’s Trustees in connection with the Trustee Deferred Compensation
Plan.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Government Money Market Fund
Security
Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Government Agencies — 53 .6%
Fannie Mae ........... 3 .63% 7/1/26 34,500,000 34,500,000
Fannie Mae ........... 3 .62% 8/6/26 25,000,000 24,909,750
Fannie Mae ........... 3 .62% 8/5/26 25,000,000 24,912,257
Fannie Mae ........... 3 .00% 7/6/26 11,000,000 10,994,508
Fannie Mae ........... 3 .37% 7/15/26 36,750,000 36,698,404
Fannie Mae ........... 3 .53% 7/30/26 8,925,000 8,898,830
Fannie Mae ........... 3 .70% 9/28/26 10,000,000 9,910,382
Fannie Mae ........... 3 .62% 8/4/26 30,000,000 29,897,717
Fannie Mae (Secured
Overnight Financing Rate
+ 0.085%) .......... 3 .70%
(1)
3/6/28 4,000,000 4,000,000
Fannie Mae (Secured
Overnight Financing Rate
+ 0.135%) .......... 3 .65%
(1)
8/21/26 2,000,000 2,000,254
Fannie Mae (Secured
Overnight Financing Rate
+ 0.14%) .......... 3 .70%
(1)
12/11/26 3,840,000 3,841,063
Fannie Mae (Secured
Overnight Financing Rate
+ 0.14%) .......... 3 .69%
(1)
11/20/26 5,000,000 5,001,288
Fannie Mae (Secured
Overnight Financing Rate
+ 0.14%) .......... 3 .72%
(1)
9/11/26 3,761,000 3,761,272
Federal Farm Credit Banks
Funding Corp ........ 3 .78% 4/14/27 10,000,000 9,997,331
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 2.975%) .......... 3 .77%
(1)
1/21/28 15,000,000 15,000,000
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 2.98%) ........... 3 .77%
(1)
10/14/27 35,000,000 34,998,001
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 3.00%) ........... 3 .75%
(1)
10/29/27 10,000,000 10,000,000
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 3.005%) .......... 3 .74%
(1)
3/17/28 10,000,000 10,000,000
Federal Farm Credit Banks
Funding Corp (Prime Rate
- 3.10%) ........... 3 .75%
(1)
11/24/26 10,000,000 9,995,977
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.025%) .......... 3 .64%
(1)
11/3/26 10,000,000 10,000,000
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.04%) .......... 3 .62%
(1)
7/14/26 6,000,000 6,000,028
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.045%) .......... 3 .66%
(1)
10/2/26 5,000,000 5,000,031
Government Money Market Fund
Security
Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Government Agencies — continued
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.05%) .......... 3 .67%
(1)
11/10/26 20,000,000 20,000,000
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.065%) .......... 3 .68%
(1)
5/6/27 15,000,000 15,000,000
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.075%) .......... 3 .70%
(1)
4/2/27 10,000,000 9,999,551
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.08%) .......... 3 .70%
(1)
3/11/27 10,000,000 10,000,210
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.11%) .......... 3 .73%
(1)
11/19/27 5,000,000 5,000,000
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.135%) .......... 3 .68%
(1)
10/1/27 5,000,000 5,004,520
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.14%) .......... 3 .76%
(1)
10/29/27 5,000,000 5,000,000
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.16%) .......... 3 .78%
(1)
11/13/26 8,885,000 8,887,499
Federal Farm Credit Banks
Funding Corp (Secured
Overnight Financing Rate
+ 0.25%) .......... 3 .74%
(1)
11/12/27 10,000,000 10,017,057
Federal Farm Credit Banks
Funding Corp (U.S.
3 Month Treasury +
0.105%) ........... 3 .88%
(1)
2/17/28 10,000,000 10,000,000
Federal Home Loan Banks . 3 .79% 8/13/26 10,620,000 10,585,207
Federal Home Loan Banks . 3 .65% 2/3/27 5,000,000 5,000,566
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.04%) 3 .65%
(1)
9/25/26 20,000,000 20,000,326
Federal Home Loan Banks
(Secured Overnight
Financing Rate + 0.135%) 3 .64%
(1)
1/6/27 5,750,000 5,753,329
Federal Home Loan Discount 3 .72% 11/13/26 14,000,000 13,810,212
Federal Home Loan Discount 3 .67% 10/9/26 15,000,000 14,850,208
Federal Home Loan Discount 3 .68% 9/16/26 25,000,000 24,807,286
Federal Home Loan Discount 3 .62% 8/14/26 11,200,000 11,150,720
Federal Home Loan Discount 3 .65% 8/12/26 9,000,000 8,961,885

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Government Money Market Fund
Security
Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Government Agencies — continued
Federal Home Loan Discount 3 .65% 8/7/26 26,780,000 26,679,951
Federal Home Loan Discount 3 .66% 7/31/26 22,000,000 21,933,175
Federal Home Loan Discount 3 .49% 7/29/26 25,500,000 25,428,600
Federal Home Loan Discount 3 .49% 7/27/26 30,000,000 29,921,783
Federal Home Loan Discount 3 .47% 7/24/26 29,963,000 29,893,894
Federal Home Loan Discount 3 .48% 7/23/26 25,000,000 24,944,542
Federal Home Loan Discount 3 .48% 7/22/26 20,000,000 19,957,592
Federal Home Loan Discount 3 .41% 7/17/26 30,500,000 30,451,003
Federal Home Loan Discount 3 .38% 7/16/26 14,000,000 13,979,000
Federal Home Loan Discount 3 .38% 7/15/26 32,000,000 31,954,951
Federal Home Loan Discount 3 .25% 7/10/26 51,100,000 51,053,936
Federal Home Loan Discount 3 .23% 7/9/26 12,500,000 12,489,917
Federal Home Loan Discount 3 .16% 7/8/26 35,000,000 34,975,466
Federal Home Loan Discount 3 .64% 7/1/26 23,238,000 23,238,000
Federal Home Loan Discount 3 .71% 8/5/26 17,400,000 17,337,391
Freddie Mac .......... 3 .62% 8/6/26 17,103,000 17,041,258
Freddie Mac .......... 3 .63% 8/18/26 18,100,000 18,012,879
Freddie Mac .......... 3 .46% 7/22/26 6,417,000 6,403,449
Freddie Mac (Secured
Overnight Financing Rate
+ 0.095%) .......... 3 .66%
(1)
5/5/27 2,525,000 2,526,055
Freddie Mac (Secured
Overnight Financing Rate
+ 0.13%) .......... 3 .75%
(1)
9/2/27 10,000,000 10,000,000
Tennessee Valley Authority . 3 .14% 7/8/26 25,000,000 24,982,573
Total U.S. Government Agencies
(Cost $ 997,351,084 ) ................. 997,351,084
U.S. Treasury Bills — 28 .9%
United States Treasury Bill . 3 .61% 9/3/26 25,000,000 24,843,004
United States Treasury Bill . 3 .76% 11/27/26 10,000,000 9,848,724
United States Treasury Bill . 3 .79% 10/20/26 25,000,000 24,713,443
United States Treasury Bill . 3 .67% 10/1/26 20,000,000 19,816,255
United States Treasury Bill . 3 .74% 9/17/26 25,000,000 24,801,533
United States Treasury Bill . 3 .62% 8/18/26 25,000,000 24,879,900
United States Treasury Bill . 3 .63% 8/4/26 20,000,000 19,931,660
United States Treasury Bill . 3 .46% 7/30/26 28,000,000 27,919,386
United States Treasury Bill . 3 .49% 7/28/26 55,000,000 54,851,169
United States Treasury Bill . 3 .44% 7/23/26 25,000,000 24,945,225
United States Treasury Bill . 3 .39% 7/16/26 25,000,000 24,962,391
United States Treasury Bill . 3 .33% 7/14/26 27,600,000 27,564,353
United States Treasury Bill . 3 .20% 7/9/26 25,000,000 24,980,020
United States Treasury Bill . 3 .62% 7/2/26 50,000,000 49,995,044
United States Treasury Bill . 3 .43% 7/21/26 60,000,000 59,880,345
United States Treasury Bill . 3 .06% 7/7/26 50,000,000 49,970,246
United States Treasury Bill . 3 .78% 12/3/26 20,000,000 19,683,542
Government Money Market Fund
Security
Description
Coupon/
Yield
Maturity/
Demand
Date
Principal
Amount ($)
or Shares
Fair
Value ($)
U.S. Treasury Bills — continued
United States Treasury Bill . 3 .77% 12/10/26 25,000,000 24,587,575
Total U.S. Treasury Bills
(Cost $ 538,173,815 ) ................. 538,173,815
U.S. Treasury Notes — 10 .2%
United States Treasury
Floating Rate Note (U.S.
3 Month Treasury +
0.098%) ........... 3 .78%
(1)
1/31/27 50,000,000 50,008,897
United States Treasury
Floating Rate Note (U.S.
3 Month Treasury +
0.182%) ........... 3 .77%
(1)
7/31/26 50,000,000 50,006,878
United States Treasury Note 3 .60% 9/30/26 25,000,000 24,828,160
United States Treasury Note 3 .64% 8/15/26 20,000,000 20,017,025
United States Treasury Note 4 .48% 5/15/27 10,000,000 10,052,647
United States Treasury Note 3 .87% 5/31/27 10,000,000 9,999,315
United States Treasury Note 3 .86% 4/30/27 10,000,000 9,728,831
United States Treasury Note 3 .75% 2/15/27 10,000,000 9,907,419
United States Treasury Note 4 .24% 12/31/26 5,000,000 5,012,786
Total U.S. Treasury Notes
(Cost $ 189,561,958 ) ................. 189,561,958
Money Market Registered Investment Companies — 7 .4%
Federated Hermes Government Obligations
Fund
(2)
.......................... 51,746,607 51,746,607
Goldman Sachs Financial Square Government
Fund
(2)
.......................... 85,081,594 85,081,594
Total Money Market Registered Investment
Companies
(Cost $ 136,828,201 ) ................. 136,828,201
Total Investments — 100 .1%
(Cost $ 1,861,915,058 ) ................ 1,861,915,058
Liabilities less Other Assets — ( 0 .1% ) ....... (1,296,230)
Total Net Assets — 100 .0% .............. 1,860,618,828

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
June 30, 2026 (unaudited)
Government Money Market Fund
Security
Description
Principal
Amount ($)
or Shares
Fair
Value ($)
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ........ 162 2,367
Meeder Conservative Allocation Fund - Retail
Class ........................... 49 1,222
Meeder Dynamic Allocation Fund - Retail Class . 399 6,524
Meeder Muirfield Fund - Retail Class ........ 582 6,433
Total Trustee Deferred Compensation
(Cost $ 13,491 ) ..................... 16,546
(1) Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2026. The maturity date shown reflects the earlier of the next demand date or stated maturity date.
(2) 7-day yield as of June 30, 2026. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.
(3) Assets of affiliates to the Government Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
Muirfield Fund Spectrum Fund
Assets
Investments, at fair value (1)(2) ............................................................. $ 865,278,319 $ 240,285,406
Investments in affiliates, at fair value (1) ...................................................... 381,880,504 33,007,815
Trustee deferred compensation investments, at fair value ........................................... 699,277 129,760
Deposits at broker for futures and options contracts (3) ............................................ 35,491,843 6,856,993
Cash held at broker for collateral on securities sold short ........................................... — 42,342,051
Receivable for securities sold .............................................................. 10,656,169 2,317,936
Receivable for capital stock issued .......................................................... 873,234 117,856
Receivable from investment adviser ......................................................... — —
Interest and dividend receivable ............................................................ 1,313,285 185,276
Prepaid expenses/other assets ............................................................. 69,343 157,110
Total Assets .......................................................................... 1,296,261,974 325,400,203
Liabilities
Securities sold short at fair value (Proceeds Received $ 53,613,078 ) .................................... — 53,991,634
Options written, at fair value (Premiums Received $ 1,317,853 ) ....................................... 467,880 100,260
Payable for securities purchased ............................................................ 10,744,118 1,608,067
Payable for Trustee Deferred Compensation Plan ................................................. 699,277 129,760
Payable for capital stock redeemed ......................................................... 357,847 130,056
Dividends payable ..................................................................... — —
Dividend expense payable on short positions ................................................... — 67,249
Payable to investment adviser ............................................................. 623,679 151,502
Accrued distribution plan (12b-1) and shareholder service plan fees .................................... 133,013 31,074
Accrued transfer agent, fund accounting, CCO, and administration fees and expenses ........................ 131,435 50,466
Accrued trustee fees .................................................................... 4,763 1,290
Other accrued liabilities .................................................................. 39,446 18,684
Total Liabilities ........................................................................ 13,201,458 56,280,042
Net Assets .......................................................................... $ 1,283,060,516 $ 269,120,161
Net Assets
Capital ............................................................................. $ 962,875,011 $ 175,518,748
Distributable Earnings (Accumulated Deficit) .................................................... 320,185,505 93,601,413
Total Net Assets ....................................................................... $ 1,283,060,516 $ 269,120,161

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Government
Money Market
Fund
$ 34,287,229 $ 394,670,214 $ 171,071,813 $ 155,603,669 $ 379,523,364 $ 29,643,406 $ 132,838,609 $ 1,861,915,058
8,090,188 86,816,502 26,494,235 14,626,438 194,209,791 14,176,612 23,571,297 —
204,919 427,217 99,993 169,812 463,609 127,693 152,777 16,546
840,103 7,969,926 2,181,764 1,147,727 16,676,594 1,251,450 — —
— — — — — — — —
289,258 3,075,720 905,545 466,186 4,335,048 — — —
5,404 216,025 57,202 80,994 673,335 4,169 178,118 —
— — — — — — — 29,972
29,613 908,764 485,274 524,201 754,587 62,807 593,900 3,183,450
26,001 35,453 46,368 43,706 63,948 36,244 44,429 137,939
43,772,715 494,119,821 201,342,194 172,662,733 596,700,276 45,302,381 157,379,130 1,865,282,965
— — — — — — — —
16,710 125,325 36,205 16,710 — — — —
291,458 3,096,298 911,334 468,631 4,352,520 — — —
204,919 427,217 99,993 169,812 463,609 127,693 152,777 16,546
22,520 292,840 90,670 89,027 111,780 7,138 114,390 —
— — — — — — — 4,428,591
— — — — — — — —
25,558 256,267 94,661 67,838 285,330 26,760 31,650 —
5,301 57,586 20,691 20,152 65,773 8,184 18,140 48,017
12,512 87,132 38,890 34,252 93,082 12,895 26,597 141,937
268 2,215 1,161 1,006 1,872 265 551 141
15,290 29,343 22,434 22,139 25,268 15,379 18,705 28,905
594,536 4,374,223 1,316,039 889,567 5,399,234 198,314 362,810 4,664,137
$ 43,178,179 $ 489,745,598 $ 200,026,155 $ 171,773,166 $ 591,301,042 $ 45,104,067 $ 157,016,320 $ 1,860,618,828
$ 34,946,524 $ 379,091,753 $ 165,229,556 $ 154,763,171 $ 463,749,089 $ 36,086,796 $ 164,998,239 $ 1,860,500,509
8,231,655 110,653,845 34,796,599 17,009,995 127,551,953 9,017,271 (7,981,919) 118,319
$ 43,178,179 $ 489,745,598 $ 200,026,155 $ 171,773,166 $ 591,301,042 $ 45,104,067 $ 157,016,320 $ 1,860,618,828

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Statements of Assets and Liabilities
June 30, 2026 (unaudited)
Muirfield Fund Spectrum Fund
Net Asset Value Per Share
Retail Class
Net Assets ....................................................................... $ 107,066,848 $ 13,991,816
Shares Outstanding ................................................................. 9,681,128 838,906
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 11 .06 $ 16 .68
Adviser Class
Net Assets ....................................................................... $ 137,778,031 $ 40,256,328
Shares Outstanding ................................................................. 12,256,931 2,384,010
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 11 .24 $ 16 .89
Institutional Class
Net Assets ....................................................................... $ 1,038,215,637 $ 214,872,017
Shares Outstanding ................................................................. 92,159,752 12,685,770
Net Asset Value, Offering and Redemption Price Per Share ....................................... $ 11 .27 $ 16 .94
Class E
Net Assets ....................................................................... $ — $ —
Shares Outstanding ................................................................. — —
Net Asset Value, Offering and Redemption Price Per Share $ — $ —
Class F
Net Assets ....................................................................... $ — $ —
Shares Outstanding ................................................................. — —
Net Asset Value, Offering and Redemption Price Per Share $ — $ —
Class X
Net Assets ....................................................................... $ — $ —
Shares Outstanding ................................................................. — —
Net Asset Value, Offering and Redemption Price Per Share $ — $ —
Class Y
Net Assets ....................................................................... $ — $ —
Shares Outstanding ................................................................. — —
Net Asset Value, Offering and Redemption Price Per Share $ — $ —
(1) Investments and affiliated investments at cost (See Note #5) ....................................... $ 1,012,648,802 $ 202,345,346
(2) Fair value of securities loaned included in investments at fair value (See Note #2 Note #3, and Note #5) .......... $ — $ —
(3) Required margin held as collateral for futures contracts .......................................... $ 23,411,511 $ 4,590,611

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Government
Money Market
Fund
$ 4,072,854 $ 36,058,372 $ 11,512,019 $ 15,088,573 $ 43,404,680 $ 14,766,218 $ 13,957,837 $ —
320,178 2,465,781 840,255 607,974 2,653,496 364,381 1,444,961 —
$ 12 .72 $ 14 .62 $ 13 .70 $ 24 .82 $ 16 .36 $ 40 .52 $ 9 .66 $ —
$ 4,981,620 $ 72,104,394 $ 31,239,703 $ 20,460,635 $ 34,565,691 $ 4,709,654 $ 21,562,749 $ —
384,151 4,881,299 2,277,513 816,595 2,083,592 114,843 2,232,893 —
$ 12 .97 $ 14 .77 $ 13 .72 $ 25 .06 $ 16 .59 $ 41 .01 $ 9 .66 $ —
$ 34,123,705 $ 381,582,832 $ 157,274,433 $ 136,223,958 $ 513,330,671 $ 25,628,195 $ 121,495,734 $ —
2,657,282 25,768,270 11,445,476 5,418,330 30,986,495 626,213 12,588,262 —
$ 12 .84 $ 14 .81 $ 13 .74 $ 25 .14 $ 16 .57 $ 40 .93 $ 9 .65 $ —
$ — $ — $ — $ — $ — $ — $ — $ 61,068,600
— — — — — — — 61,068,600
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ — $ — $ — $ — $ — $ — $ — $ 782,873,382
— — — — — — — 782,873,382
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ — $ — $ — $ — $ — $ — $ — $ 259,679,484
— — — — — — — 259,679,484
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ — $ — $ — $ — $ — $ — $ — $ 756,997,362
— — — — — — — 756,997,362
$ — $ — $ — $ — $ — $ — $ — $ 1 .0000
$ 36,012,045 $ 403,000,262 $ 172,942,932 $ 156,696,297 $ 486,576,667 $ 39,170,869 $ 154,397,669 $ 1,861,915,058
$ — $ — $ — $ — $ — $ — $ — $ —
$ 589,474 $ 5,068,727 $ 1,438,895 $ 731,326 $ 11,479,241 $ 827,490 $ — $ —

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Statements of Operations
For the Six Months Ended June 30, 2026
Muirfield Fund Spectrum Fund
Investment Income
Interest ............................................................................ $ 319,362 $ 790,684
Income from affiliates ................................................................... 6,272,309 328,298
Dividends .......................................................................... 4,581,888 1,992,326
Total Investment Income ................................................................. 11,173,559 3,111,308
Fund Expenses
Investment advisory fees ................................................................. 3,661,620 913,461
Transfer agent fees and expenses - Retail Class ................................................. 33,144 7,635
Transfer agent fees and expenses - Adviser Class ................................................ 44,402 23,799
Transfer agent fees and expenses - Institutional Class ............................................. 321,867 121,505
Transfer agent fees and expenses - Class E .................................................... — —
Transfer agent fees and expenses - Class F .................................................... — —
Transfer agent fees and expenses - Class X .................................................... — —
Transfer agent fees and expenses - Class Y .................................................... — —
Fund accounting fees ................................................................... 77,102 31,093
Administration fees .................................................................... 305,194 106,918
Trustee fees ......................................................................... 18,053 4,226
Audit fees ........................................................................... 9,583 9,583
Legal fees ........................................................................... 5,935 5,934
Custody fees ......................................................................... 54,988 12,496
Printing expenses ...................................................................... 5,949 2,314
Distribution plan (12b-1) fees - Retail Class (1) ................................................... 97,614 15,891
Shareholder service plan fees - Class Y ....................................................... — —
Shareholder service plan fees - Retail Class .................................................... 61,503 10,262
Shareholder service plan fees - Adviser Class ................................................... 65,360 19,847
Shareholder service plan fees - Institutional Class ................................................ 447,590 93,288
Postage expenses ..................................................................... 9,876 4,712
Registration fees ...................................................................... 26,798 18,926
Insurance expenses .................................................................... 31,684 7,093
Chief Compliance Officer fees ............................................................. 4,737 4,737
Dividend expense on securities sold short ..................................................... — 438,677
Other expenses ....................................................................... 66,921 24,953
Total Expenses Before Reductions ........................................................... 5,349,920 1,877,350
Expenses voluntarily reimbursed/waived by investment adviser (See Note #5) ............................. — —
Expenses contractually reimbursed/waived by investment adviser (See Note #5) ............................ — —
Transfer agent expenses voluntarily waived (See Note #5) ........................................... — —
Net Expenses ........................................................................ 5,349,920 1,877,350
Net Investment Income (Loss) ............................................................. 5,823,639 1,233,958
Realized and Unrealized Gain (Loss) from Investments – –
Net realized gains (losses) from unaffiliated investments ............................................ 63,812,803 16,466,093
Net realized losses from closed short positions .................................................. — (1,030,473)
Net realized gains from futures contracts ...................................................... 28,790,619 6,011,620
Net realized gains from written options contracts ................................................. 1,351,349 285,458
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, Written Options Contracts, and Distributions
of Long-term Capital Gains by Other Investment Companies ........................................ 93,954,771 21,732,698
Net change in unrealized appreciation (depreciation) of unaffiliated investments ............................ 30,360,438 9,667,359
Net change in unrealized appreciation (depreciation) of short positions .................................. — (5,709,512)
Net change in unrealized appreciation (depreciation) of futures contracts ................................. (4,500,018) (480,710)
Net change in unrealized appreciation (depreciation) of written options .................................. 340,284 72,716
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions Futures Contracts, and Written Options . 26,200,704 3,549,853
Net Realized and Unrealized Gain (Loss) from Investments .......................................... 120,155,475 25,282,551
Net Change in Net Assets Resulting from Operations .............................................. $ 125,979,114 $ 26,516,509
(1) Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Global
Allocation Fund Balanced Fund
Moderate
Allocation Fund
Conservative
Allocation Fund
Dynamic
Allocation Fund
Sector Rotation
Fund
Tactical Income
Fund
Government
Money Market
Fund
$ 15,236 $ 77,509 $ 20,217 $ 11,212 $ 218,419 $ 15,781 $ — $ 28,124,284
171,322 1,228,366 410,919 310,243 3,434,917 238,547 416,139 —
242,535 4,415,857 2,466,923 2,721,165 2,198,053 192,148 3,128,984 —
429,093 5,721,732 2,898,059 3,042,620 5,851,389 446,476 3,545,123 28,124,284
151,151 1,527,272 567,116 411,416 1,730,836 157,569 242,794 1,137,525
2,256 17,855 5,218 8,196 22,334 8,281 5,268 —
2,840 42,698 18,646 12,333 18,656 2,701 7,856 —
19,088 215,148 89,559 78,210 260,495 14,229 44,322 —
— — — — — — — 12,353
— — — — — — — 165,973
— — — — — — — 33,379
— — — — — — — 139,773
18,411 41,323 27,800 26,576 44,716 18,583 25,529 94,183
20,153 188,760 80,574 70,786 207,608 21,009 62,405 356,437
825 7,314 3,282 2,834 7,978 863 2,272 1,415
9,583 9,583 9,583 9,581 9,583 9,583 8,800 8,305
5,934 5,934 5,934 5,934 5,935 5,935 5,934 5,934
2,024 22,078 9,521 8,281 23,208 2,143 6,849 42,968
320 3,203 1,621 1,631 3,202 437 1,043 2,174
4,702 37,083 10,815 17,037 48,835 13,801 16,467 —
— — — — — — — 261,101
3,159 17,945 5,581 6,918 29,880 2,899 7,022 —
2,367 35,614 15,551 10,286 16,336 2,252 9,819 —
5,807 166,729 68,475 59,805 198,626 6,215 50,252 —
692 6,139 3,351 3,442 5,865 1,040 2,049 1,191
17,450 19,586 18,554 18,595 22,529 17,213 19,707 58,382
1,106 12,442 5,390 4,748 13,251 1,184 3,949 25,070
4,737 4,737 4,737 4,737 4,737 4,737 4,737 4,737
— — — — — — — —
14,789 34,161 21,954 20,717 35,981 14,889 19,305 32,888
287,394 2,415,604 973,262 782,063 2,710,591 305,563 546,379 2,383,788
— — — — (99,179) — (54,548) —
— — — — — — — (1,273,757)
— — — — — — — (75,065)
287,394 2,415,604 973,262 782,063 2,611,412 305,563 491,831 1,034,966
141,699 3,306,128 1,924,797 2,260,557 3,239,977 140,913 3,053,292 27,089,318
– – – – – – – –
1,568,146 27,024,586 7,690,265 2,986,621 21,055,009 2,292,795 (177,554) —
— — — — — — — —
437,902 9,729,931 2,773,517 1,266,981 19,993,087 1,543,954 — —
47,772 373,801 109,356 55,495 — — — —
2,053,820 37,128,318 10,573,138 4,309,097 41,048,096 3,836,749 (177,554) —
2,650,817 (62,369) 129,982 645,948 19,683,659 (637,027) 620,349 —
— — — — — — — —
8,332 (1,320,258) (360,242) (172,951) (2,042,836) (180,444) — —
12,172 91,130 26,348 12,113 — — — —
2,671,321 (1,291,497) (203,912) 485,110 17,640,823 (817,471) 620,349 —
4,725,141 35,836,821 10,369,226 4,794,207 58,688,919 3,019,278 442,795 —
$ 4,866,840 $ 39,142,949 $ 12,294,023 $ 7,054,764 $ 61,928,896 $ 3,160,191 $ 3,496,087 $ 27,089,318

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025
Muirfield Fund
2026 2025
Operations
Net investment income (loss) .............................................................. $ 5,823,639 $ 11,113,800
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term capital gains by other investment companies ....................................................... 93,954,771 37,274,166
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts ............. 26,200,704 100,485,890
Net change in net assets resulting from operations ............................................... 125,979,114 148,873,856
Distributions to Shareholders
Retail Class ........................................................................ (337,002) (4,621,043)
Adviser Class ....................................................................... (612,097) (7,091,445)
Institutional Class .................................................................... (4,548,176) (48,917,143)
Change in net assets resulting from distributions ................................................. (5,497,275) (60,629,631)
Capital Transactions:
Issued ............................................................................. 167,890,630 257,706,266
Reinvested .......................................................................... 5,463,215 60,517,332
Redeemed .......................................................................... (121,274,702) (227,117,828)
Net change in net assets resulting from capital transactions ......................................... 52,079,143 91,105,770
Total Change in Net Assets ................................................................ 172,560,982 179,349,995
Net Assets - Beginning of Year ............................................................. 1,110,499,534 931,149,539
Net Assets - End of Period/ Year ............................................................. $ 1,283,060,516 $ 1,110,499,534
Share Transactions:
Issued ............................................................................. 15,825,192 26,606,783
Reinvested .......................................................................... 516,785 5,939,707
Redeemed .......................................................................... (11,406,244) (23,391,404)
Net change in shares ................................................................... 4,935,733 9,155,086

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Spectrum Fund Global Allocation Fund Balanced Fund Moderate Allocation Fund
2026 2025 2026 2025 2026 2025 2026 2025
$ 1,233,958 $ 1,488,306 $ 141,699 $ 574,875 $ 3,306,128 $ 6,061,930 $ 1,924,797 $ 4,088,963
21,732,698 8,805,257 2,053,820 4,673,258 37,128,318 9,108,968 10,573,138 3,705,683
3,549,853 25,958,773 2,671,321 1,425,686 (1,291,497) 34,938,546 (203,912) 11,161,748
26,516,509 36,252,336 4,866,840 6,673,819 39,142,949 50,109,444 12,294,023 18,956,394
(40,909) (461,300) (5,770) (468,275) (179,485) (617,834) (82,251) (149,880)
(183,893) (1,853,846) (11,585) (583,344) (492,861) (2,867,189) (322,420) (1,370,446)
(953,136) (8,793,424) (79,468) (4,059,297) (2,563,176) (12,951,683) (1,580,049) (6,207,278)
(1,177,938) (11,108,570) (96,823) (5,110,916) (3,235,522) (16,436,706) (1,984,720) (7,727,604)
20,240,333 44,392,350 3,067,684 10,824,080 63,938,873 83,221,941 22,564,639 33,546,699
1,177,926 11,108,348 96,822 5,110,914 3,235,381 16,434,663 1,984,420 7,721,588
(26,275,857) (55,036,025) (4,027,467) (15,353,356) (51,920,169) (100,949,936) (23,920,160) (42,698,625)
(4,857,598) 464,673 (862,961) 581,638 15,254,085 (1,293,332) 628,899 (1,430,338)
20,480,973 25,608,439 3,907,056 2,144,541 51,161,512 32,379,406 10,938,202 9,798,452
248,639,188 223,030,751 39,271,123 37,126,582 438,584,086 406,204,680 189,087,953 179,289,501
$ 269,120,161 $ 248,639,188 $ 43,178,179 $ 39,271,123 $ 489,745,598 $ 438,584,086 $ 200,026,155 $ 189,087,953
1,267,132 3,118,066 256,319 942,853 4,561,535 6,384,681 1,691,993 2,674,080
78,141 722,987 7,975 442,131 229,232 1,208,621 149,777 598,596
(1,639,083) (3,815,098) (337,855) (1,327,025) (3,662,148) (7,718,888) (1,798,324) (3,382,366)
(293,810) 25,955 (73,561) 57,959 1,128,619 (125,586) 43,446 (109,690)

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Statements of Changes in Net Assets
For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025
Conservative Allocation Fund
2026 2025
Operations
Net investment income (loss) .............................................................. $ 2,260,557 $ 4,643,041
Net realized gains (losses) from investment transactions, futures contracts, and distributions of long-term capital gains by other investment companies ....................................................... 4,309,097 2,789,072
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts ............. 485,110 6,061,597
Net change in net assets resulting from operations ............................................... 7,054,764 13,493,710
Distributions to Shareholders
Retail Class ........................................................................ (172,430) (366,698)
Adviser Class ....................................................................... (279,665) (941,346)
Institutional Class .................................................................... (1,811,601) (5,179,088)
Class E ........................................................................... – –
Class F ........................................................................... – –
Class X ........................................................................... – –
Class Y ........................................................................... – –
Change in net assets resulting from distributions ................................................. (2,263,696) (6,487,132)
Capital Transactions:
Issued ............................................................................. 20,733,080 42,875,337
Reinvested .......................................................................... 2,262,511 6,483,676
Redeemed .......................................................................... (17,890,928) (39,311,375)
Net change in net assets resulting from capital transactions ......................................... 5,104,663 10,047,638
Total Change in Net Assets ................................................................ 9,895,731 17,054,216
Net Assets - Beginning of Year ............................................................. 161,877,435 144,823,219
Net Assets - End of Period/ Year ............................................................. $ 171,773,166 $ 161,877,435
Share Transactions:
Issued ............................................................................. 839,149 1,808,828
Reinvested .......................................................................... 92,388 268,041
Redeemed .......................................................................... (723,197) (1,643,191)
Net change in shares ................................................................... 208,340 433,678

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Dynamic Allocation Fund Sector Rotation Fund Tactical Income Fund Government Money Market Fund
2026 2025 2026 2025 2026 2025 2026 2025
$ 3,239,977 $ 5,849,913 $ 140,913 $ 311,116 $ 3,053,292 $ 6,059,375 $ 27,089,318 $ 30,156,058
41,048,096 27,533,054 3,836,749 3,064,230 (177,554) 1,660,111 – –
17,640,823 34,178,499 (817,471) 3,427,000 620,349 846,688 – 0
61,928,896 67,561,466 3,160,191 6,802,346 3,496,087 8,566,174 27,089,318 30,156,058
(180,640) (2,384,885) (36,111) (1,088,990) (265,876) (454,405) – –
(187,422) (2,376,149) (14,953) (359,747) (429,586) (733,207) – –
(2,728,761) (29,711,836) (80,219) (1,850,280) (2,434,605) (4,815,734) – –
– – – – – – (954,110) (1,683,551)
– – – – – – (12,818,778) (25,062,116)
– – – – – – (2,575,367) (411,206)
– – – – – – (10,741,002) (2,999,185)
(3,096,823) (34,472,870) (131,283) (3,299,017) (3,130,067) (6,003,346) (27,089,257) (30,156,058)
108,518,411 130,934,394 3,545,768 5,907,546 42,346,352 56,338,847 2,519,934,922 1,757,316,142
3,095,363 34,432,171 129,206 3,288,420 3,129,775 6,000,750 3,134,022 2,077,121
(55,800,365) (89,245,785) (2,835,978) (7,966,115) (20,581,577) (35,543,320) (1,783,142,184) (1,301,216,293)
55,813,409 76,120,780 838,996 1,229,851 24,894,550 26,796,277 739,926,760 458,176,970
114,645,482 109,209,376 3,867,904 4,733,180 25,260,570 29,359,105 739,926,821 458,176,970
476,655,560 367,446,184 41,236,163 36,502,983 131,755,750 102,396,645 1,120,692,007 662,515,037
$ 591,301,042 $ 476,655,560 $ 45,104,067 $ 41,236,163 $ 157,016,320 $ 131,755,750 $ 1,860,618,828 $ 1,120,692,007
7,016,078 9,004,549 90,741 160,351 4,383,633 5,911,506 2,519,934,987 1,757,316,142
201,242 2,304,227 3,384 85,818 324,740 629,261 3,134,022 2,077,121
(3,597,446) (6,172,275) (73,035) (216,420) (2,133,721) (3,736,748) (1,783,142,184) (1,301,216,293)
3,619,874 5,136,501 21,090 29,749 2,574,652 2,804,019 739,926,825 458,176,970

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2026 (unaudited) and the Years Ended December 31,
72
See footnotes on pages 72 and 73 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Muirfield Fund - Retail Class (4) (5) (6) (7)
2026 ..................... $ 10 .00 0 .04 1 .06 1 .10 ( 0 .04 ) 0 .00 0 .00 ( 0 .04 )
2025 ..................... $ 9 .16 0 .08 1 .31 1 .39 ( 0 .08 ) ( 0 .47 ) 0 .00 ( 0 .55 )
2024 ..................... $ 9 .09 0 .12 1 .47 1 .59 ( 0 .11 ) ( 1 .41 ) 0 .00 ( 1 .52 )
2023 ..................... $ 8 .24 0 .14 0 .97 1 .11 ( 0 .14 ) ( 0 .12 ) 0 .00 ( 0 .26 )
2022 ..................... $ 9 .53 0 .03 ( 1 .09 ) ( 1 .06 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ..................... $ 8 .20 ( 0 .01 ) 1 .66 1 .65 ( 0 .07 ) ( 0 .25 ) 0 .00 ( 0 .32 )
Muirfield Fund - Adviser Class (4) (5) (6) (7)
2026 ..................... $ 10 .17 0 .05 1 .07 1 .12 ( 0 .05 ) 0 .00 0 .00 ( 0 .05 )
2025 ..................... $ 9 .31 0 .11 1 .33 1 .44 ( 0 .11 ) ( 0 .47 ) 0 .00 ( 0 .58 )
2024 ..................... $ 9 .22 0 .15 1 .49 1 .64 ( 0 .14 ) ( 1 .41 ) 0 .00 ( 1 .55 )
2023 ..................... $ 8 .36 0 .17 0 .98 1 .15 ( 0 .17 ) ( 0 .12 ) 0 .00 ( 0 .29 )
2022 ..................... $ 9 .63 0 .06 ( 1 .10 ) ( 1 .04 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ..................... $ 8 .26 0 .03 1 .67 1 .70 ( 0 .08 ) ( 0 .25 ) 0 .00 ( 0 .33 )
Muirfield Fund - Institutional Class (4) (5) (6) (7)
2026 ..................... $ 10 .19 0 .05 1 .08 1 .13 ( 0 .05 ) 0 .00 0 .00 ( 0 .05 )
2025 ..................... $ 9 .32 0 .11 1 .34 1 .45 ( 0 .11 ) ( 0 .47 ) 0 .00 ( 0 .58 )
2024 ..................... $ 9 .23 0 .14 1 .49 1 .63 ( 0 .13 ) ( 1 .41 ) 0 .00 ( 1 .54 )
2023 ..................... $ 8 .37 0 .16 0 .98 1 .14 ( 0 .16 ) ( 0 .12 ) 0 .00 ( 0 .28 )
2022 ..................... $ 9 .65 0 .06 ( 1 .11 ) ( 1 .05 ) ( 0 .06 ) ( 0 .17 ) 0 .00 ( 0 .23 )
2021 ..................... $ 8 .28 0 .03 1 .66 1 .69 ( 0 .07 ) ( 0 .25 ) 0 .00 ( 0 .32 )
Spectrum Fund - Retail Class (4) (5) (6) (7)
2026 ................. (8) $ 15 .13 0 .05 1 .55 1 .60 ( 0 .05 ) 0 .00 0 .00 ( 0 .05 )
2025 ..................... $ 13 .59 0 .05 2 .14 2 .19 ( 0 .05 ) ( 0 .60 ) 0 .00 ( 0 .65 )
2024 ..................... $ 12 .51 0 .10 2 .21 2 .31 ( 0 .10 ) ( 1 .13 ) 0 .00 ( 1 .23 )
2023 ..................... $ 11 .95 0 .18 1 .43 1 .61 ( 0 .17 ) ( 0 .88 ) 0 .00 ( 1 .05 )
2022 ..................... $ 13 .88 0 .01 ( 1 .61 ) ( 1 .60 ) ( 0 .09 ) ( 0 .24 ) 0 .00 ( 0 .33 )
2021 ..................... $ 12 .15 ( 0 .06 ) 2 .56 2 .50 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )
Spectrum Fund - Adviser Class (4) (5) (6) (7)
2026 ................. (8) $ 15 .32 0 .08 1 .57 1 .65 ( 0 .08 ) 0 .00 0 .00 ( 0 .08 )
2025 ..................... $ 13 .76 0 .09 2 .18 2 .27 ( 0 .11 ) ( 0 .60 ) 0 .00 ( 0 .71 )
2024 ..................... $ 12 .64 0 .16 2 .25 2 .41 ( 0 .16 ) ( 1 .13 ) 0 .00 ( 1 .29 )
2023 ..................... $ 12 .08 0 .24 1 .44 1 .68 ( 0 .24 ) ( 0 .88 ) 0 .00 ( 1 .12 )
2022 ..................... $ 13 .96 0 .07 ( 1 .62 ) ( 1 .55 ) ( 0 .09 ) ( 0 .24 ) 0 .00 ( 0 .33 )
2021 ..................... $ 12 .17 0 .02 2 .54 2 .56 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )
Spectrum Fund - Institutional Class (4) (5) (6) (7)
2026 ................. (8) $ 15 .36 0 .08 1 .58 1 .66 ( 0 .08 ) 0 .00 0 .00 ( 0 .08 )
2025 ..................... $ 13 .80 0 .09 2 .18 2 .27 ( 0 .11 ) ( 0 .60 ) 0 .00 ( 0 .71 )
2024 ..................... $ 12 .68 0 .15 2 .25 2 .40 ( 0 .15 ) ( 1 .13 ) 0 .00 ( 1 .28 )
2023 ..................... $ 12 .11 0 .23 1 .45 1 .68 ( 0 .23 ) ( 0 .88 ) 0 .00 ( 1 .11 )
2022 ..................... $ 14 .01 0 .06 ( 1 .62 ) ( 1 .56 ) ( 0 .10 ) ( 0 .24 ) 0 .00 ( 0 .34 )
2021 ..................... $ 12 .22 0 .01 2 .55 2 .56 ( 0 .03 ) ( 0 .74 ) 0 .00 ( 0 .77 )

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 11 .06 10 .97% $ 107,067 0 .78% 1 .12% 1 .12% 147%
$ 10 .00 15 .26% $ 87,816 0 .88% 1 .16% 1 .16% 307%
$ 9 .16 16 .90% $ 59,486 1 .16% 1 .14% 1 .14% 312%
$ 9 .09 13 .55% $ 42,667 1 .60% 1 .18% 1 .18% 316%
$ 8 .24 ( 11 .19% ) $ 38,206 0 .37% 1 .20% 1 .20% 267%
$ 9 .53 20 .20% $ 43,353 ( 0 .06 ) % 1 .21% 1 .21% 197%
$ 11 .24 11 .05% $ 137,778 1 .00% 0 .90% 0 .90% 147%
$ 10 .17 15 .54% $ 129,210 1 .12% 0 .92% 0 .92% 307%
$ 9 .31 17 .28% $ 115,594 1 .45% 0 .85% 0 .85% 312%
$ 9 .22 13 .84% $ 102,117 1 .91% 0 .87% 0 .87% 316%
$ 8 .36 ( 10 .85% ) $ 94,282 0 .71% 0 .87% 0 .87% 267%
$ 9 .63 20 .61% $ 104,300 0 .33% 0 .90% 0 .90% 197%
$ 11 .27 11 .12% $ 1,038,216 1 .01% 0 .89% 0 .89% 147%
$ 10 .19 15 .63% $ 893,473 1 .12% 0 .91% 0 .91% 307%
$ 9 .32 17 .13% $ 756,070 1 .37% 0 .93% 0 .93% 312%
$ 9 .23 13 .70% $ 603,681 1 .84% 0 .94% 0 .95% 316%
$ 8 .37 ( 10 .93% ) $ 503,589 0 .63% 0 .94% 0 .95% 267%
$ 9 .65 20 .55% $ 572,819 0 .27% 0 .94% 0 .95% 197%
$ 16 .68 10 .62% $ 13,992 0 .67% 1 .77% 1 .77% 106%
$ 15 .13 16 .13% $ 11,524 0 .32% 1 .98% 1 .98% 240%
$ 13 .59 18 .21% $ 1,973 0 .70% 1 .85% 1 .85% 260%
$ 12 .51 13 .66% $ 1,789 1 .43% 1 .53% 1 .53% 334%
$ 11 .95 ( 11 .52% ) $ 1,715 0 .08% 1 .52% 1 .52% 289%
$ 13 .88 20 .58% $ 2,526 ( 0 .43 ) % 1 .49% 1 .49% 200%
$ 16 .89 10 .80% $ 40,256 0 .98% 1 .46% 1 .46% 106%
$ 15 .32 16 .50% $ 41,027 0 .64% 1 .58% 1 .58% 240%
$ 13 .76 18 .82% $ 40,573 1 .14% 1 .41% 1 .41% 260%
$ 12 .64 14 .07% $ 36,059 1 .88% 1 .08% 1 .08% 334%
$ 12 .08 ( 11 .08% ) $ 33,536 0 .56% 1 .08% 1 .08% 289%
$ 13 .96 21 .07% $ 38,190 0 .11% 1 .09% 1 .09% 200%
$ 16 .94 10 .83% $ 214,872 0 .99% 1 .46% 1 .46% 106%
$ 15 .36 16 .47% $ 196,088 0 .65% 1 .57% 1 .57% 240%
$ 13 .80 18 .66% $ 180,485 1 .06% 1 .49% 1 .49% 260%
$ 12 .68 14 .06% $ 153,543 1 .80% 1 .16% 1 .16% 334%
$ 12 .11 ( 11 .19% ) $ 148,907 0 .49% 1 .15% 1 .15% 289%
$ 14 .01 20 .98% $ 170,388 0 .05% 1 .13% 1 .13% 200%

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2026 (unaudited) and the Years Ended December 31,
72
See footnotes on pages 72 and 73 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Global Allocation Fund - Retail Class (4) (5) (6) (7)
2026 ..................... $ 11 .33 0 .02 1 .39 1 .41 ( 0 .02 ) 0 .00 0 .00 ( 0 .02 )
2025 ..................... $ 10 .91 0 .14 1 .91 2 .05 ( 0 .13 ) ( 1 .50 ) 0 .00 ( 1 .63 )
2024 ..................... $ 11 .32 0 .21 0 .86 1 .07 ( 0 .21 ) ( 1 .27 ) 0 .00 ( 1 .48 )
2023 ..................... $ 9 .98 0 .19 1 .34 1 .53 ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2022 ..................... $ 11 .55 ( 0 .02 ) ( 1 .47 ) ( 1 .49 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ..................... $ 11 .40 ( 0 .08 ) 1 .52 1 .44 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
Global Allocation Fund - Adviser Class (4) (5) (6) (7)
2026 ..................... $ 11 .54 0 .04 1 .42 1 .46 ( 0 .03 ) 0 .00 0 .00 ( 0 .03 )
2025 ..................... $ 11 .02 0 .18 2 .00 2 .18 ( 0 .16 ) ( 1 .50 ) 0 .00 ( 1 .66 )
2024 ..................... $ 11 .42 0 .27 0 .85 1 .12 ( 0 .25 ) ( 1 .27 ) 0 .00 ( 1 .52 )
2023 ..................... $ 10 .08 0 .23 1 .35 1 .58 ( 0 .24 ) 0 .00 0 .00 ( 0 .24 )
2022 ..................... $ 11 .61 0 .03 ( 1 .48 ) ( 1 .45 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ..................... $ 11 .42 ( 0 .02 ) 1 .50 1 .48 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
Global Allocation Fund - Institutional Class (4) (5) (6) (7)
2026 ..................... $ 11 .43 0 .04 1 .40 1 .44 ( 0 .03 ) 0 .00 0 .00 ( 0 .03 )
2025 ..................... $ 11 .00 0 .18 1 .93 2 .11 ( 0 .18 ) ( 1 .50 ) 0 .00 ( 1 .68 )
2024 ..................... $ 11 .40 0 .26 0 .86 1 .12 ( 0 .25 ) ( 1 .27 ) 0 .00 ( 1 .52 )
2023 ..................... $ 10 .05 0 .23 1 .36 1 .59 ( 0 .24 ) 0 .00 0 .00 ( 0 .24 )
2022 ..................... $ 11 .58 0 .03 ( 1 .48 ) ( 1 .45 ) ( 0 .03 ) ( 0 .05 ) 0 .00 ( 0 .08 )
2021 ..................... $ 11 .38 ( 0 .02 ) 1 .51 1 .49 0 .00 ( 1 .29 ) 0 .00 ( 1 .29 )
Balanced Fund - Retail Class (4) (5) (6) (7)
2026 ..................... $ 13 .55 0 .08 1 .07 1 .15 ( 0 .08 ) 0 .00 0 .00 ( 0 .08 )
2025 ..................... $ 12 .49 0 .15 1 .39 1 .54 ( 0 .13 ) ( 0 .35 ) 0 .00 ( 0 .48 )
2024 ..................... $ 12 .68 0 .20 1 .34 1 .54 ( 0 .19 ) ( 1 .54 ) 0 .00 ( 1 .73 )
2023 ..................... $ 11 .50 0 .21 1 .17 1 .38 ( 0 .20 ) 0 .00 0 .00 ( 0 .20 )
2022 ..................... $ 13 .42 0 .06 ( 1 .55 ) ( 1 .49 ) ( 0 .23 ) ( 0 .20 ) 0 .00 ( 0 .43 )
2021 ..................... $ 12 .82 ( 0 .01 ) 1 .71 1 .70 ( 0 .16 ) ( 0 .94 ) 0 .00 ( 1 .10 )
Balanced Fund - Adviser Class (4) (5) (6) (7)
2026 ..................... $ 13 .69 0 .10 1 .08 1 .18 ( 0 .10 ) 0 .00 0 .00 ( 0 .10 )
2025 ..................... $ 12 .63 0 .19 1 .40 1 .59 ( 0 .18 ) ( 0 .35 ) 0 .00 ( 0 .53 )
2024 ..................... $ 12 .80 0 .25 1 .37 1 .62 ( 0 .25 ) ( 1 .54 ) 0 .00 ( 1 .79 )
2023 ..................... $ 11 .62 0 .26 1 .18 1 .44 ( 0 .26 ) 0 .00 0 .00 ( 0 .26 )
2022 ..................... $ 13 .53 0 .11 ( 1 .57 ) ( 1 .46 ) ( 0 .25 ) ( 0 .20 ) 0 .00 ( 0 .45 )
2021 ..................... $ 12 .92 0 .11 1 .66 1 .77 ( 0 .22 ) ( 0 .94 ) 0 .00 ( 1 .16 )
Balanced Fund - Institutional Class (4) (5) (6) (7)
2026 ..................... $ 13 .73 0 .10 1 .08 1 .18 ( 0 .10 ) 0 .00 0 .00 ( 0 .10 )
2025 ..................... $ 12 .66 0 .19 1 .41 1 .60 ( 0 .18 ) ( 0 .35 ) 0 .00 ( 0 .53 )
2024 ..................... $ 12 .83 0 .24 1 .36 1 .60 ( 0 .23 ) ( 1 .54 ) 0 .00 ( 1 .77 )
2023 ..................... $ 11 .64 0 .25 1 .20 1 .45 ( 0 .26 ) 0 .00 0 .00 ( 0 .26 )
2022 ..................... $ 13 .56 0 .11 ( 1 .58 ) ( 1 .47 ) ( 0 .25 ) ( 0 .20 ) 0 .00 ( 0 .45 )
2021 ..................... $ 12 .94 0 .10 1 .67 1 .77 ( 0 .21 ) ( 0 .94 ) 0 .00 ( 1 .15 )

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 12 .72 12 .43% $ 4,073 0 .36% 1 .76% 1 .76% 172%
$ 11 .33 18 .77% $ 3,744 1 .17% 1 .87% 1 .87% 233%
$ 10 .91 9 .02% $ 2,904 1 .75% 1 .86% 1 .86% 214%
$ 11 .32 15 .37% $ 2,880 1 .79% 1 .89% 1 .89% 262%
$ 9 .98 ( 12 .94% ) $ 2,399 ( 0 .18 ) % 1 .81% 1 .81% 243%
$ 11 .55 12 .58% $ 3,567 ( 0 .63 ) % 1 .72% 1 .72% 173%
$ 12 .97 12 .67% $ 4,982 0 .68% 1 .45% 1 .45% 172%
$ 11 .54 19 .79% $ 4,617 1 .49% 1 .54% 1 .54% 233%
$ 11 .02 9 .42% $ 308 2 .17% 1 .44% 1 .44% 214%
$ 11 .42 15 .82% $ 3,838 2 .15% 1 .47% 1 .47% 262%
$ 10 .08 ( 12 .52% ) $ 4,088 0 .28% 1 .37% 1 .37% 243%
$ 11 .61 12 .90% $ 5,099 ( 0 .14 ) % 1 .31% 1 .31% 173%
$ 12 .84 12 .61% $ 34,124 0 .75% 1 .38% 1 .38% 172%
$ 11 .43 19 .21% $ 30,910 1 .55% 1 .48% 1 .48% 233%
$ 11 .00 9 .44% $ 33,915 2 .15% 1 .46% 1 .46% 214%
$ 11 .40 15 .87% $ 26,394 2 .17% 1 .49% 1 .49% 262%
$ 10 .05 ( 12 .56% ) $ 25,175 0 .25% 1 .37% 1 .37% 243%
$ 11 .58 13 .05% $ 36,590 ( 0 .16 ) % 1 .30% 1 .30% 173%
$ 14 .62 8 .48% $ 36,058 1 .18% 1 .31% 1 .31% 113%
$ 13 .55 12 .35% $ 20,914 1 .17% 1 .34% 1 .34% 243%
$ 12 .49 11 .80% $ 9,036 1 .45% 1 .35% 1 .35% 247%
$ 12 .68 12 .08% $ 7,742 1 .73% 1 .37% 1 .37% 273%
$ 11 .50 ( 11 .09% ) $ 6,117 0 .48% 1 .39% 1 .39% 365%
$ 13 .42 13 .23% $ 7,086 ( 0 .09 ) % 1 .36% 1 .36% 205%
$ 14 .77 8 .66% $ 72,104 1 .45% 1 .04% 1 .04% 113%
$ 13 .69 12 .64% $ 73,539 1 .45% 1 .06% 1 .06% 243%
$ 12 .63 12 .27% $ 76,496 1 .83% 0 .98% 0 .98% 247%
$ 12 .80 12 .48% $ 69,697 2 .13% 0 .98% 0 .98% 273%
$ 11 .62 ( 10 .77% ) $ 65,668 0 .89% 0 .97% 0 .97% 365%
$ 13 .53 13 .71% $ 71,034 0 .78% 0 .97% 0 .97% 205%
$ 14 .81 8 .63% $ 381,583 1 .46% 1 .03% 1 .03% 113%
$ 13 .73 12 .68% $ 344,131 1 .46% 1 .05% 1 .05% 243%
$ 12 .66 12 .15% $ 320,673 1 .75% 1 .06% 1 .06% 247%
$ 12 .83 12 .53% $ 286,932 2 .10% 1 .00% 1 .05% 273%
$ 11 .64 ( 10 .80% ) $ 273,928 0 .86% 1 .00% 1 .05% 365%
$ 13 .56 13 .71% $ 309,130 0 .69% 1 .00% 1 .02% 205%

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2026 (unaudited) and the Years Ended December 31,
72
See footnotes on pages 72 and 73 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Moderate Allocation Fund - Retail Class (4) (5) (6) (7)
2026 ..................... $ 12 .98 0 .12 0 .71 0 .83 ( 0 .11 ) 0 .00 0 .00 ( 0 .11 )
2025 ..................... $ 12 .18 0 .25 1 .02 1 .27 ( 0 .21 ) ( 0 .26 ) 0 .00 ( 0 .47 )
2024 ..................... $ 11 .87 0 .27 0 .84 1 .11 ( 0 .26 ) ( 0 .54 ) 0 .00 ( 0 .80 )
2023 ..................... $ 10 .97 0 .27 0 .91 1 .18 ( 0 .28 ) 0 .00 0 .00 ( 0 .28 )
2022 ..................... $ 12 .64 0 .08 ( 1 .43 ) ( 1 .35 ) ( 0 .24 ) ( 0 .08 ) 0 .00 ( 0 .32 )
2021 ..................... $ 12 .37 ( 0 .02 ) 1 .10 1 .08 ( 0 .05 ) ( 0 .76 ) 0 .00 ( 0 .81 )
Moderate Allocation Fund - Adviser Class (4) (5) (6) (7)
2026 ..................... $ 13 .01 0 .14 0 .71 0 .85 ( 0 .14 ) 0 .00 0 .00 ( 0 .14 )
2025 ..................... $ 12 .24 0 .28 1 .03 1 .31 ( 0 .28 ) ( 0 .26 ) 0 .00 ( 0 .54 )
2024 ..................... $ 11 .93 0 .32 0 .85 1 .17 ( 0 .32 ) ( 0 .54 ) 0 .00 ( 0 .86 )
2023 ..................... $ 11 .01 0 .32 0 .92 1 .24 ( 0 .32 ) 0 .00 0 .00 ( 0 .32 )
2022 ..................... $ 12 .66 0 .14 ( 1 .45 ) ( 1 .31 ) ( 0 .26 ) ( 0 .08 ) 0 .00 ( 0 .34 )
2021 ..................... $ 12 .39 0 .16 0 .97 1 .13 ( 0 .10 ) ( 0 .76 ) 0 .00 ( 0 .86 )
Moderate Allocation Fund - Institutional Class (4) (5) (6) (7)
2026 ..................... $ 13 .03 0 .14 0 .71 0 .85 ( 0 .14 ) 0 .00 0 .00 ( 0 .14 )
2025 ..................... $ 12 .26 0 .28 1 .03 1 .31 ( 0 .28 ) ( 0 .26 ) 0 .00 ( 0 .54 )
2024 ..................... $ 11 .95 0 .31 0 .84 1 .15 ( 0 .30 ) ( 0 .54 ) 0 .00 ( 0 .84 )
2023 ..................... $ 11 .03 0 .31 0 .93 1 .24 ( 0 .32 ) 0 .00 0 .00 ( 0 .32 )
2022 ..................... $ 12 .68 0 .13 ( 1 .44 ) ( 1 .31 ) ( 0 .26 ) ( 0 .08 ) 0 .00 ( 0 .34 )
2021 ..................... $ 12 .42 0 .14 0 .98 1 .12 ( 0 .10 ) ( 0 .76 ) 0 .00 ( 0 .86 )
Conservative Allocation Fund - Retail Class (4) (5) (6) (7)
2026 ..................... $ 24 .10 0 .30 0 .71 1 .01 ( 0 .29 ) 0 .00 0 .00 ( 0 .29 )
2025 ..................... $ 23 .04 0 .64 1 .31 1 .95 ( 0 .60 ) ( 0 .29 ) 0 .00 ( 0 .89 )
2024 ..................... $ 22 .22 0 .63 0 .82 1 .45 ( 0 .63 ) 0 .00 0 .00 ( 0 .63 )
2023 ..................... $ 20 .85 0 .62 1 .37 1 .99 ( 0 .62 ) 0 .00 0 .00 ( 0 .62 )
2022 ..................... $ 23 .64 0 .22 ( 2 .64 ) ( 2 .42 ) ( 0 .25 ) ( 0 .12 ) 0 .00 ( 0 .37 )
2021 ..................... $ 23 .91 0 .22 0 .89 1 .11 ( 0 .24 ) ( 1 .14 ) 0 .00 ( 1 .38 )
Conservative Allocation Fund - Adviser Class (4) (5) (6) (7)
2026 ..................... $ 24 .35 0 .34 0 .71 1 .05 ( 0 .34 ) 0 .00 0 .00 ( 0 .34 )
2025 ..................... $ 23 .32 0 .70 1 .34 2 .04 ( 0 .72 ) ( 0 .29 ) 0 .00 ( 1 .01 )
2024 ..................... $ 22 .49 0 .72 0 .82 1 .54 ( 0 .71 ) 0 .00 0 .00 ( 0 .71 )
2023 ..................... $ 21 .11 0 .71 1 .38 2 .09 ( 0 .71 ) 0 .00 0 .00 ( 0 .71 )
2022 ..................... $ 23 .91 0 .31 ( 2 .69 ) ( 2 .38 ) ( 0 .30 ) ( 0 .12 ) 0 .00 ( 0 .42 )
2021 ..................... $ 24 .21 0 .41 0 .81 1 .22 ( 0 .38 ) ( 1 .14 ) 0 .00 ( 1 .52 )
Conservative Allocation Fund - Institutional Class (4) (5) (6) (7)
2026 ..................... $ 24 .43 0 .34 0 .71 1 .05 ( 0 .34 ) 0 .00 0 .00 ( 0 .34 )
2025 ..................... $ 23 .38 0 .71 1 .33 2 .04 ( 0 .70 ) ( 0 .29 ) 0 .00 ( 0 .99 )
2024 ..................... $ 22 .55 0 .71 0 .81 1 .52 ( 0 .69 ) 0 .00 0 .00 ( 0 .69 )
2023 ..................... $ 21 .15 0 .69 1 .40 2 .09 ( 0 .69 ) 0 .00 0 .00 ( 0 .69 )
2022 ..................... $ 23 .96 0 .29 ( 2 .69 ) ( 2 .40 ) ( 0 .29 ) ( 0 .12 ) 0 .00 ( 0 .41 )
2021 ..................... $ 24 .26 0 .38 0 .81 1 .19 ( 0 .35 ) ( 1 .14 ) 0 .00 ( 1 .49 )

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 13 .70 6 .39% $ 11,512 1 .77% 1 .30% 1 .30% 94%
$ 12 .98 10 .48% $ 5,360 1 .94% 1 .31% 1 .31% 200%
$ 12 .18 9 .24% $ 937 2 .14% 1 .34% 1 .34% 199%
$ 11 .87 10 .92% $ 932 2 .42% 1 .37% 1 .37% 246%
$ 10 .97 ( 10 .75% ) $ 1,033 0 .73% 1 .36% 1 .36% 446%
$ 12 .64 8 .74% $ 1,190 ( 0 .22 ) % 1 .34% 1 .34% 211%
$ 13 .72 6 .58% $ 31,240 2 .04% 1 .02% 1 .02% 94%
$ 13 .01 10 .79% $ 32,260 2 .21% 1 .04% 1 .04% 200%
$ 12 .24 9 .66% $ 33,598 2 .53% 0 .95% 0 .95% 199%
$ 11 .93 11 .43% $ 32,881 2 .85% 0 .94% 0 .94% 246%
$ 11 .01 ( 10 .39% ) $ 30,879 1 .18% 0 .94% 0 .94% 446%
$ 12 .66 9 .15% $ 29,781 1 .13% 0 .94% 0 .94% 211%
$ 13 .74 6 .57% $ 157,274 2 .05% 1 .01% 1 .01% 94%
$ 13 .03 10 .77% $ 151,468 2 .22% 1 .03% 1 .03% 200%
$ 12 .26 9 .53% $ 144,755 2 .46% 1 .03% 1 .03% 199%
$ 11 .95 11 .36% $ 132,211 2 .77% 1 .02% 1 .02% 246%
$ 11 .03 ( 10 .39% ) $ 126,610 1 .09% 1 .00% 1 .00% 446%
$ 12 .68 9 .05% $ 142,788 1 .01% 0 .99% 0 .99% 211%
$ 24 .82 4 .22% $ 15,089 2 .51% 1 .19% 1 .19% 76%
$ 24 .10 8 .56% $ 11,396 2 .70% 1 .21% 1 .21% 157%
$ 23 .04 6 .53% $ 6,204 2 .76% 1 .23% 1 .23% 166%
$ 22 .22 9 .67% $ 5,675 2 .92% 1 .24% 1 .24% 277%
$ 20 .85 ( 10 .24% ) $ 5,328 1 .01% 1 .21% 1 .21% 543%
$ 23 .64 4 .64% $ 6,879 0 .78% 1 .22% 1 .23% 210%
$ 25 .06 4 .35% $ 20,461 2 .76% 0 .94% 0 .94% 76%
$ 24 .35 8 .83% $ 21,454 2 .95% 0 .96% 0 .96% 157%
$ 23 .32 6 .88% $ 23,843 3 .09% 0 .89% 0 .89% 166%
$ 22 .49 10 .06% $ 22,207 3 .28% 0 .88% 0 .88% 277%
$ 21 .11 ( 9 .94% ) $ 21,189 1 .40% 0 .87% 0 .87% 543%
$ 23 .91 5 .04% $ 22,283 1 .56% 0 .87% 0 .88% 210%
$ 25 .14 4 .34% $ 136,224 2 .77% 0 .93% 0 .93% 76%
$ 24 .43 8 .83% $ 129,028 2 .96% 0 .95% 0 .95% 157%
$ 23 .38 6 .78% $ 114,777 3 .02% 0 .96% 0 .96% 166%
$ 22 .55 10 .03% $ 100,435 3 .21% 0 .96% 0 .96% 277%
$ 21 .15 ( 10 .00% ) $ 93,889 1 .33% 0 .94% 0 .94% 543%
$ 23 .96 4 .94% $ 105,307 1 .42% 0 .92% 0 .93% 210%

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2026 (unaudited) and the Years Ended December 31,
72
See footnotes on pages 72 and 73 .
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Dynamic Allocation Fund - Retail Class (4) (5) (6) (7)
2026 ..................... $ 14 .68 0 .07 1 .68 1 .75 ( 0 .07 ) 0 .00 0 .00 ( 0 .07 )
2025 ..................... $ 13 .47 0 .16 2 .15 2 .31 ( 0 .15 ) ( 0 .95 ) 0 .00 ( 1 .10 )
2024 ..................... $ 13 .53 0 .21 1 .77 1 .98 ( 0 .18 ) ( 1 .86 ) 0 .00 ( 2 .04 )
2023 ..................... $ 11 .36 0 .14 2 .17 2 .31 ( 0 .14 ) 0 .00 0 .00 ( 0 .14 )
2022 ..................... $ 13 .93 0 .03 ( 2 .18 ) ( 2 .15 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ..................... $ 13 .39 ( 0 .03 ) 2 .65 2 .62 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
Dynamic Allocation Fund - Adviser Class (4) (5) (6) (7)
2026 ..................... $ 14 .88 0 .10 1 .70 1 .80 ( 0 .09 ) 0 .00 0 .00 ( 0 .09 )
2025 ..................... $ 13 .66 0 .21 2 .17 2 .38 ( 0 .21 ) ( 0 .95 ) 0 .00 ( 1 .16 )
2024 ..................... $ 13 .71 0 .26 1 .81 2 .07 ( 0 .26 ) ( 1 .86 ) 0 .00 ( 2 .12 )
2023 ..................... $ 11 .52 0 .19 2 .19 2 .38 ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2022 ..................... $ 14 .07 0 .07 ( 2 .20 ) ( 2 .13 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ..................... $ 13 .46 0 .04 2 .65 2 .69 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
Dynamic Allocation Fund - Institutional Class (4) (5) (6) (7)
2026 ..................... $ 14 .86 0 .10 1 .70 1 .80 ( 0 .09 ) 0 .00 0 .00 ( 0 .09 )
2025 ..................... $ 13 .63 0 .21 2 .18 2 .39 ( 0 .21 ) ( 0 .95 ) 0 .00 ( 1 .16 )
2024 ..................... $ 13 .69 0 .25 1 .79 2 .04 ( 0 .24 ) ( 1 .86 ) 0 .00 ( 2 .10 )
2023 ..................... $ 11 .49 0 .18 2 .19 2 .37 ( 0 .17 ) 0 .00 0 .00 ( 0 .17 )
2022 ..................... $ 14 .04 0 .06 ( 2 .19 ) ( 2 .13 ) ( 0 .06 ) ( 0 .36 ) 0 .00 ( 0 .42 )
2021 ..................... $ 13 .45 0 .03 2 .64 2 .67 ( 0 .08 ) ( 2 .00 ) 0 .00 ( 2 .08 )
Sector Rotation Fund - Retail Class (4) (5) (6) (7)
2026 ..................... $ 37 .77 0 .11 2 .74 2 .85 ( 0 .10 ) 0 .00 0 .00 ( 0 .10 )
2025 ..................... $ 34 .40 0 .25 6 .32 6 .57 ( 0 .26 ) ( 2 .94 ) 0 .00 ( 3 .20 )
2024 ..................... $ 36 .73 0 .44 4 .26 4 .70 ( 0 .44 ) ( 6 .59 ) 0 .00 ( 7 .03 )
2023 ..................... $ 32 .58 0 .44 4 .14 4 .58 ( 0 .43 ) 0 .00 0 .00 ( 0 .43 )
2022 ..................... $ 38 .89 0 .05 ( 5 .47 ) ( 5 .42 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ..................... $ 35 .64 ( 0 .02 ) 9 .77 9 .75 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )
Sector Rotation Fund - Adviser Class (4) (5) (6) (7)
2026 ..................... $ 38 .23 0 .13 2 .78 2 .91 ( 0 .13 ) 0 .00 0 .00 ( 0 .13 )
2025 ..................... $ 34 .79 0 .31 6 .39 6 .70 ( 0 .32 ) ( 2 .94 ) 0 .00 ( 3 .26 )
2024 ..................... $ 37 .07 0 .53 4 .30 4 .83 ( 0 .52 ) ( 6 .59 ) 0 .00 ( 7 .11 )
2023 ..................... $ 32 .88 0 .53 4 .18 4 .71 ( 0 .52 ) 0 .00 0 .00 ( 0 .52 )
2022 ..................... $ 39 .15 0 .13 ( 5 .51 ) ( 5 .38 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ..................... $ 35 .75 0 .13 9 .77 9 .90 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )
Sector Rotation Fund - Institutional Class (4) (5) (6) (7)
2026 ..................... $ 38 .14 0 .14 2 .78 2 .92 ( 0 .13 ) 0 .00 0 .00 ( 0 .13 )
2025 ..................... $ 34 .71 0 .33 6 .37 6 .70 ( 0 .33 ) ( 2 .94 ) 0 .00 ( 3 .27 )
2024 ..................... $ 36 .99 0 .52 4 .29 4 .81 ( 0 .50 ) ( 6 .59 ) 0 .00 ( 7 .09 )
2023 ..................... $ 32 .80 0 .51 4 .18 4 .69 ( 0 .50 ) 0 .00 0 .00 ( 0 .50 )
2022 ..................... $ 39 .07 0 .12 ( 5 .50 ) ( 5 .38 ) ( 0 .89 ) 0 .00 0 .00 ( 0 .89 )
2021 ..................... $ 35 .70 0 .09 9 .78 9 .87 ( 0 .02 ) ( 6 .48 ) 0 .00 ( 6 .50 )

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 16 .36 11 .96% $ 43,405 0 .94% 1 .28% 1 .32% 131%
$ 14 .68 17 .22% $ 36,583 1 .11% 1 .33% 1 .38% 289%
$ 13 .47 14 .16% $ 21,565 1 .42% 1 .27% 1 .33% 304%
$ 13 .53 20 .34% $ 11,135 1 .15% 1 .31% 1 .39% 279%
$ 11 .36 ( 15 .53% ) $ 7,767 0 .22% 1 .32% 1 .41% 295%
$ 13 .93 19 .54% $ 9,850 ( 0 .21 ) % 1 .34% 1 .43% 213%
$ 16 .59 12 .15% $ 34,566 1 .24% 0 .98% 1 .02% 131%
$ 14 .88 17 .51% $ 32,067 1 .44% 1 .01% 1 .06% 289%
$ 13 .66 14 .60% $ 29,448 1 .75% 0 .94% 1 .00% 304%
$ 13 .71 20 .72% $ 26,252 1 .48% 0 .96% 1 .04% 279%
$ 11 .52 ( 15 .23% ) $ 23,048 0 .57% 0 .96% 1 .05% 295%
$ 14 .07 20 .02% $ 28,129 0 .25% 0 .98% 1 .07% 213%
$ 16 .57 12 .16% $ 513,331 1 .25% 0 .96% 1 .00% 131%
$ 14 .86 17 .60% $ 408,006 1 .45% 1 .00% 1 .05% 289%
$ 13 .63 14 .41% $ 316,433 1 .68% 1 .01% 1 .07% 304%
$ 13 .69 20 .74% $ 238,838 1 .44% 1 .01% 1 .09% 279%
$ 11 .49 ( 15 .26% ) $ 184,201 0 .53% 1 .02% 1 .11% 295%
$ 14 .04 19 .88% $ 199,753 0 .21% 1 .00% 1 .09% 213%
$ 40 .52 7 .56% $ 14,766 0 .55% 1 .58% 1 .58% 90%
$ 37 .77 19 .10% $ 13,753 0 .69% 1 .66% 1 .66% 170%
$ 34 .40 12 .20% $ 12,182 1 .13% 1 .68% 1 .68% 283%
$ 36 .73 14 .15% $ 12,956 1 .30% 1 .70% 1 .70% 38%
$ 32 .58 ( 13 .75% ) $ 12,477 0 .15% 1 .60% 1 .60% 56%
$ 38 .89 27 .34% $ 16,406 ( 0 .05 ) % 1 .60% 1 .60% 64%
$ 41 .01 7 .63% $ 4,710 0 .69% 1 .43% 1 .43% 90%
$ 38 .23 19 .26% $ 4,500 0 .83% 1 .52% 1 .52% 170%
$ 34 .79 12 .47% $ 4,156 1 .36% 1 .46% 1 .46% 283%
$ 37 .07 14 .42% $ 3,950 1 .55% 1 .46% 1 .46% 38%
$ 32 .88 ( 13 .55% ) $ 3,646 0 .36% 1 .38% 1 .38% 56%
$ 39 .15 27 .68% $ 4,575 0 .31% 1 .33% 1 .33% 64%
$ 40 .93 7 .68% $ 25,628 0 .74% 1 .39% 1 .39% 90%
$ 38 .14 19 .31% $ 22,983 0 .88% 1 .47% 1 .47% 170%
$ 34 .71 12 .42% $ 20,165 1 .33% 1 .49% 1 .49% 283%
$ 36 .99 14 .40% $ 18,133 1 .51% 1 .50% 1 .50% 38%
$ 32 .80 ( 13 .58% ) $ 16,045 0 .34% 1 .40% 1 .40% 56%
$ 39 .07 27 .63% $ 21,046 0 .20% 1 .36% 1 .36% 64%

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Financial Highlights
For the Six Months Ended June 30, 2026 (unaudited) and the Years Ended December 31,
PageReference
Income from Investment Operations Less Distributions
Net Asset
Value,
Beginning of
Period
Net
Investment
Income
(Loss) (1)
Net gains (losses)
on securities and
futures (both realized
and unrealized)
Total from
Investment
Operations
From Net
Investment
Income
From Net
Capital Gains
From Return
of Capital
Total
Distributions
Tactical Income Fund - Retail Class (4) (5) (6) (7)
2026 ..................... $ 9 .63 0 .19 0 .03 0 .22 ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
2025 ..................... $ 9 .41 0 .46 0 .21 0 .67 ( 0 .45 ) 0 .00 0 .00 ( 0 .45 )
2024 ..................... $ 9 .22 0 .43 0 .17 0 .60 ( 0 .41 ) 0 .00 0 .00 ( 0 .41 )
2023 ..................... $ 8 .93 0 .33 0 .29 0 .62 ( 0 .33 ) 0 .00 0 .00 ( 0 .33 )
2022 ..................... $ 9 .63 0 .12 ( 0 .70 ) ( 0 .58 ) ( 0 .12 ) 0 .00 0 .00 ( 0 .12 )
2021 ..................... $ 9 .98 0 .13 ( 0 .33 ) ( 0 .20 ) ( 0 .15 ) 0 .00 0 .00 ( 0 .15 )
Tactical Income Fund - Adviser Class (4) (5) (6) (7)
2026 ..................... $ 9 .63 0 .20 0 .04 0 .24 ( 0 .21 ) 0 .00 0 .00 ( 0 .21 )
2025 ..................... $ 9 .41 0 .49 0 .21 0 .70 ( 0 .48 ) 0 .00 0 .00 ( 0 .48 )
2024 ..................... $ 9 .23 0 .46 0 .17 0 .63 ( 0 .45 ) 0 .00 0 .00 ( 0 .45 )
2023 ..................... $ 8 .94 0 .36 0 .30 0 .66 ( 0 .37 ) 0 .00 0 .00 ( 0 .37 )
2022 ..................... $ 9 .64 0 .16 ( 0 .70 ) ( 0 .54 ) ( 0 .16 ) 0 .00 0 .00 ( 0 .16 )
2021 ..................... $ 9 .99 0 .21 ( 0 .37 ) ( 0 .16 ) ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
Tactical Income Fund - Institutional Class (4) (5) (6) (7)
2026 ..................... $ 9 .62 0 .20 0 .04 0 .24 ( 0 .21 ) 0 .00 0 .00 ( 0 .21 )
2025 ..................... $ 9 .40 0 .49 0 .21 0 .70 ( 0 .48 ) 0 .00 0 .00 ( 0 .48 )
2024 ..................... $ 9 .23 0 .45 0 .16 0 .61 ( 0 .44 ) 0 .00 0 .00 ( 0 .44 )
2023 ..................... $ 8 .94 0 .36 0 .29 0 .65 ( 0 .36 ) 0 .00 0 .00 ( 0 .36 )
2022 ..................... $ 9 .64 0 .15 ( 0 .70 ) ( 0 .55 ) ( 0 .15 ) 0 .00 0 .00 ( 0 .15 )
2021 ..................... $ 9 .99 0 .20 ( 0 .36 ) ( 0 .16 ) ( 0 .19 ) 0 .00 0 .00 ( 0 .19 )
Government Money Market Fund - Class E (4) (5) (6) (7)
2026 ..................... $ 1 .0000 $ 0 .0177 $ 0 .0000 $ 0 .0177 $ ( 0 .0177 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0177 )
2025 ..................... $ 1 .0000 $ 0 .0408 $ 0 .0000 $ 0 .0408 $ ( 0 .0408 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0408 )
2024 ..................... $ 1 .0003 $ 0 .0511 $ ( 0 .0003 ) $ 0 .0508 $ ( 0 .0511 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0511 )
2023 ..................... $ 1 .0000 $ 0 .0508 $ 0 .0005 $ 0 .0513 $ ( 0 .0510 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0510 )
2022 ..................... $ 1 .0001 $ 0 .0167 $ ( 0 .0008 ) $ 0 .0159 $ ( 0 .0160 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0160 )
2021 ..................... $ 1 .0003 $ 0 .0005 $ 0 .0003 $ 0 .0008 $ ( 0 .0010 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0010 )
Government Money Market Fund - Class F (4) (5) (6) (7)
2026 ..................... $ 1 .0000 $ 0 .0177 $ 0 .0000 $ 0 .0177 $ ( 0 .0177 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0177 )
2025 ..................... $ 1 .0000 $ 0 .0408 $ 0 .0000 $ 0 .0408 $ ( 0 .0408 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0408 )
2024 ................. (9) $ 1 .0000 $ 0 .0154 $ 0 .0000 $ 0 .0154 $ ( 0 .0154 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0154 )
Government Money Market Fund - Class X (4) (5) (6) (7)
2026 ............... (10) $ 1 .0000 $ 0 .0177 $ 0 .0000 $ 0 .0177 $ ( 0 .0177 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0177 )
2025 ............... (10) $ 1 .0000 $ 0 .0103 $ 0 .0000 $ 0 .0103 $ ( 0 .0103 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0103 )
Government Money Market Fund - Class Y (4) (5) (6) (7)
2026 ............... (11) $ 1 .0000 $ 0 .0176 $ 0 .0000 $ 0 .0176 $ ( 0 .0176 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0176 )
2025 ............... (11) $ 1 .0000 $ 0 .0124 $ 0 .0000 $ 0 .0124 $ ( 0 .0124 ) $ 0 .0000 $ 0 .0000 $ ( 0 .0124 )
(1) Except for the Money Market Fund, net investment income per share is based on average shares outstanding during the period.
(2)
Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
(3) Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the statements of operations.
(4)
Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.
(5)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the
Fund invests.

2026 Semi-Annual Report | June 30, 2026

The accompanying notes are an integral part of these financial statements.
Ratios/Supplemental Data
Net Asset Value,
End of Period
Total Return
(Assumes
Reinvestment of
Distributions)
Net Assets, End of
Period ($000)
Ratio of Net
Investment Income
(Loss) to Average
Net Assets
Ratio of Expenses
to Average Net
Assets After Fee
Reductions (2)
Ratio of Expenses
to Average Net
Assets Before Fee
Reductions (3)
Portfolio Turnover
Rate
$ 9 .66 2 .34% $ 13,958 4 .01% 0 .92% 1 .00% 70%
$ 9 .63 7 .27% $ 12,914 4 .86% 0 .99% 1 .08% 223%
$ 9 .41 6 .64% $ 6,590 4 .72% 1 .06% 1 .17% 222%
$ 9 .22 7 .10% $ 2,476 3 .67% 1 .12% 1 .23% 262%
$ 8 .93 ( 5 .99% ) $ 2,247 1 .27% 1 .11% 1 .22% 514%
$ 9 .63 ( 2 .01% ) $ 2,721 1 .10% 1 .14% 1 .25% 250%
$ 9 .66 2 .47% $ 21,563 4 .26% 0 .66% 0 .74% 70%
$ 9 .63 7 .60% $ 17,673 5 .13% 0 .73% 0 .82% 223%
$ 9 .41 6 .95% $ 12,747 4 .93% 0 .72% 0 .83% 222%
$ 9 .23 7 .54% $ 9,359 4 .06% 0 .73% 0 .84% 262%
$ 8 .94 ( 5 .65% ) $ 10,625 1 .77% 0 .71% 0 .82% 514%
$ 9 .64 ( 1 .60% ) $ 8,982 1 .98% 0 .75% 0 .86% 250%
$ 9 .65 2 .48% $ 121,496 4 .27% 0 .65% 0 .73% 70%
$ 9 .62 7 .63% $ 101,168 5 .14% 0 .72% 0 .81% 223%
$ 9 .40 6 .76% $ 83,060 4 .87% 0 .78% 0 .89% 222%
$ 9 .23 7 .44% $ 58,266 3 .99% 0 .80% 0 .91% 262%
$ 8 .94 ( 5 .70% ) $ 54,455 1 .65% 0 .78% 0 .89% 514%
$ 9 .64 ( 1 .62% ) $ 57,638 1 .90% 0 .79% 0 .90% 250%
$ 1 .0000 1 .77% $ 61,069 3 .56% 0 .13% 0 .28 % N/A
$ 1 .0000 4 .16% $ 43,751 4 .07% 0 .17% 0 .45 % N/A
$ 1 .0000 5 .22% $ 39,321 5 .29% 0 .21% 0 .49 % N/A
$ 1 .0003 5 .20% $ 637,751 5 .08% 0 .19% 0 .46 % N/A
$ 1 .0000 1 .63% $ 693,083 1 .67% 0 .17% 0 .45 % N/A
$ 1 .0001 0 .03% $ 626,993 0 .05% 0 .11% 0 .50 % N/A
$ 1 .0000 1 .77% $ 782,873 3 .56% 0 .13% 0 .28 % N/A
$ 1 .0000 4 .16% $ 632,467 4 .08% 0 .17% 0 .45 % N/A
$ 1 .0000 1 .54% $ 623,194 4 .64% 0 .20% 0 .47 % N/A
$ 1 .0000 1 .77% $ 259,679 3 .56% 0 .13% 0 .28 % N/A
$ 1 .0000 1 .02% $ 56,411 3 .85% 0 .13% 0 .42 % N/A
$ 1 .0000 1 .76% $ 756,997 3 .54% 0 .15% 0 .36 % N/A
$ 1 .0000 1 .23% $ 388,063 3 .84% 0 .11% 0 .50 % N/A
(6) Total return and portfolio turnover rate are not annualized for periods of less than one full year.
(7)
Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions are annualized for periods of less than one full year.
(8)
Excluding dividend expense on securities sold short, the Ratio of Expenses to Average Net Assets After Fee Reductions are 1.43%, 1.12%, and 1.12% for Spectrum
Retail Class, Adviser Class, and Institutional Class, respectively. The interest income rebated from securities sold short impact to all share classes of Spectrum was 0.57%, while the dividend expense impact to net expenses was 0.34%, thus benefiting shareholders by 0.23%.
(9) Commenced operations on September 1, 2024.
(10) Commenced operations on September 26, 2025.
(11) Commenced operations on September 8, 2025.

2026 Semi-Annual Report | June 30, 2026

Notes to Financial Statements
June 30, 2026 (unaudited)
1. Organization
Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended
(the 1940 Act), as a diversified, open-end management investment company. The Trust offers ten separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund
(Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Sector Rotation Fund (Sector), Tactical Income Fund
(Income), and Government Money Market Fund (Money Market)(the Funds).
Each Fund, except the Government Money Market Fund, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. The
Government Money Market Fund currently offers four classes of shares: Class E, Class F, Class X, and Class Y. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries that enter into special arrangements with the Funds or who meet certain initial investment minimums. Class E shares are available for purchase by individuals, companies, institutions and pooled investment vehicles directly through the
Fund’s designated transfer agent and are offered with a 12b-1 Shareholder Distribution Fee, but without a Shareholder Services Fee. Class F shares are only available for purchase by other funds within the Meeder Funds family and are offered without a 12b-1 Shareholder Distribution Fee or
Shareholder Services Fee. Class X shares commenced operations effective September 26, 2025 and are only available for purchase by institutions and pooled investment vehicles directly through the Fund’s designated transfer agent and are offered without a 12b-1 Shareholder Distribution
Fee or Shareholder Services Fee. Class Y shares commenced operations effective September 8, 2025 and are only available through financial intermediaries that have entered into agreements with the Funds or their agents and provide fiduciary, custodial or other services to customer accounts. Class Y shares are offered without a 12b-1 Shareholder Distribution Fee, but with an annual Shareholder Services fee of up to 0.15%.
For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. Each
Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity.  The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the Statements of
Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds.  Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and resources are not allocated to a Fund based on performance measurements.  Due to the significance of oversight and their role, the investment advisor is deemed to be the Chief Operating Decision Maker. The following summarizes the significant accounting policies of the Trust and the Funds:
Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.
Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.
Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to

2026 Semi-Annual Report | June 30, 2026

as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.
Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statements of Assets and Liabilities and the Statements of Operations until the contract settlement date, at which time amounts are reflected as realized gains and losses in the Statements of Operations.
To the extent that a Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the
Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments)
in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Income and Money Market, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for Money Market, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.
Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired.
The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received.
The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of
June 30, 2026 was as follows:
Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Futures Contracts
Type of
Derivative/
Risk Statements of Assets & Liabilities Location
Fair Value of
Deposits at
Broker for Futures
Contracts
Value of
Unrealized
Appreciation
(Depreciation)
Muirfield ............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
$ 35,491,843 $ (2,624,405)
Spectrum ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
6,856,993 (223,326)
Global .............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
840,103 (27,352)
Balanced ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
7,969,926 (645,043)
Moderate ............ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
2,181,764 (160,404)
Conservative .......... Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
1,147,727 (87,399)
Dynamic ............. Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
16,676,594 (1,277,395)
Sector Rotation ........ Equity
Contracts
Assets, Deposits at broker for futures contracts; Net Assets,
Distributable Earnings (Accumulated Deficit)
1,251,450 (72,305)

2026 Semi-Annual Report | June 30, 2026

Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Options Contracts
The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2026 and related activity was as follows:
Amount of Realized Gain (Loss) on Futures Contracts Recognized in Income
Type of
Derivative/
Risk Statements of Assets & Liabilities Location
Fair Value of
Investments for
Options Contracts
Value of
Unrealized
Appreciation
(Depreciation)
Muirfield ............. Options
purchased/
Equity
Assets, Investments, at fair value $ 3,170,160 $ (49,206)
Spectrum ............ Options
purchased/
Equity
Assets, Investments, at fair value 679,320 (9,577)
Global .............. Options
purchased/
Equity
Assets, Investments, at fair value 113,220 (1,724)
Balanced ............ Options
purchased/
Equity
Assets, Investments, at fair value 849,150 (12,307)
Moderate ............ Options
purchased/
Equity
Assets, Investments, at fair value 245,310 (3,183)
Conservative .......... Options
purchased/
Equity
Assets, Investments, at fair value 113,220 (1,500)
Muirfield ............. Options
written/Equity
Liabilities, Options written, at fair value (467,880) 340,284
Spectrum ............ Options
written/Equity
Liabilities, Options written, at fair value (100,260) 72,716
Global .............. Options
written/Equity
Liabilities, Options written, at fair value (16,710) 12,172
Balanced ............ Options
written/Equity
Liabilities, Options written, at fair value (125,325) 91,130
Moderate ............ Options
written/Equity
Liabilities, Options written, at fair value (36,205) 26,348
Conservative .......... Options
written/Equity
Liabilities, Options written, at fair value (16,710) 12,113
Type of
Derivative/
Risk
Net Long
Contracts as of
December 31,
2025
Long and
Short
Contracts
Opened
During the
Period
Long and
Short
Contracts
Closed/
Expired
During the
Period
Net Long
Contracts as of
June 30, 2026
Statement of Operations
Location
For the Six
Months Ended
June 30, 2026
Muirfield ............. Equity
Contracts
2,307 7,497 7,433 2,371 Net realized gains (losses)
from futures contracts
$ 28,790,619
Spectrum ............ Equity
Contracts
500 1,780 1,773 507 Net realized gains (losses)
from futures contracts
6,011,620
Global .............. Equity
Contracts
41 212 220 33 Net realized gains (losses)
from futures contracts
437,902
Balanced ............ Equity
Contracts
428 2,068 1,912 584 Net realized gains (losses)
from futures contracts
9,729,931
Moderate ............ Equity
Contracts
146 585 565 166 Net realized gains (losses)
from futures contracts
2,773,517
Conservative .......... Equity
Contracts
86 282 283 85 Net realized gains (losses)
from futures contracts
1,266,981
Dynamic ............. Equity
Contracts
1,234 3,437 3,475 1,196 Net realized gains (losses)
from futures contracts
19,993,087
Sector Rotation ........ Equity
Contracts
84 218 224 78 Net realized gains (losses)
from futures contracts
1,543,954

2026 Semi-Annual Report | June 30, 2026

Amount of Realized Gain (Loss) on Options Contracts Recognized in Income
Change in Unrealized Gain or (Loss) on Futures Contracts Recognized in Income
05
Type of
Derivative/
Risk
Contracts as of
December 31,
2025
Contracts
Opened
During the
Period
Contracts
Closed/
Expired
During the
Period
Contracts as of
June 30, 2026
Statement of Operations
Location
For the Six
Months Ended
June 30, 2026
Muirfield ............. Options
purchased/
Equity
— 503 335 168 Net realized gains
(losses) from unaffiliated
investments
$ (3,297,754)
Spectrum ............ Options
purchased/
Equity
— 108 72 36 Net realized gains
(losses) from unaffiliated
investments
(691,963)
Global .............. Options
purchased/
Equity
— 18 12 6 Net realized gains
(losses) from unaffiliated
investments
(116,077)
Balanced ............ Options
purchased/
Equity
— 137 92 45 Net realized gains
(losses) from unaffiliated
investments
(913,128)
Moderate ............ Options
purchased/
Equity
— 40 27 13 Net realized gains
(losses) from unaffiliated
investments
(265,908)
Conservative .......... Options
purchased/
Equity
— 20 14 6 Net realized gains
(losses) from unaffiliated
investments
(134,636)
Muirfield ............. Options
written/Equity
— 503 335 168 Net realized gains (losses)
from written options
$ 1,351,349
Spectrum ............ Options
written/Equity
— 108 72 36 Net realized gains (losses)
from written options
285,458
Global .............. Options
written/Equity
— 18 12 6 Net realized gains (losses)
from written options
47,772
Balanced ............ Options
written/Equity
— 137 92 45 Net realized gains (losses)
from written options
373,801
Moderate ............ Options
written/Equity
— 40 27 13 Net realized gains (losses)
from written options
109,356
Conservative .......... Options
written/Equity
— 20 14 6 Net realized gains (losses)
from written options
55,495
Type of
Derivative/ Risk Statement of Operations Location
For the Six Months
Ended June 30,
2026
Muirfield ............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts $ (4,500,018)
Spectrum ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (480,710)
Global .............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts 8,332
Balanced ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (1,320,258)
Moderate ............ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (360,242)
Conservative .......... Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (172,951)
Dynamic ............. Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (2,042,836)
Sector Rotation ........ Equity Contracts Net change in unrealized appreciation (depreciation) of futures contracts (180,444)

2026 Semi-Annual Report | June 30, 2026

Change in Unrealized Gain or (Loss) on Options Contracts Recognized in Income
Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2022 through December 31, 202 5 ) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended June 30, 2026 , the
Funds did not incur any material interest or penalties.
Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate,
Conservative, Dynamic, and Sector declare and pay dividends from net investment income, if any, on a quarterly basis. Income declares and pays dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.
Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization and non-deductible excise taxes paid). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2025 , the Funds made the following reclassifications to increase/(decrease) the components of net assets:
Type of
Derivative/ Risk Statement of Operations Location
For the Six Months
Ended June 30,
2026
Muirfield ............. Options
purchased/Equity
Net change in unrealized appreciation (depreciation) of unaffiliated investments $ (49,206)
Spectrum ............ Options
purchased/Equity
Net change in unrealized appreciation (depreciation) of unaffiliated investments (9,577)
Global .............. Options
purchased/Equity
Net change in unrealized appreciation (depreciation) of unaffiliated investments (1,724)
Balanced ............ Options
purchased/Equity
Net change in unrealized appreciation (depreciation) of unaffiliated investments (12,306)
Moderate ............ Options
purchased/Equity
Net change in unrealized appreciation (depreciation) of unaffiliated investments (3,183)
Conservative .......... Options
purchased/Equity
Net change in unrealized appreciation (depreciation) of unaffiliated investments (1,500)
Muirfield ............. Options written/
Equity
Net change in unrealized appreciation (depreciation) of written options 340,284
Spectrum ............ Options written/
Equity
Net change in unrealized appreciation (depreciation) of written options 72,716
Global .............. Options written/
Equity
Net change in unrealized appreciation (depreciation) of written options 12,172
Balanced ............ Options written/
Equity
Net change in unrealized appreciation (depreciation) of written options 91,130
Moderate ............ Options written/
Equity
Net change in unrealized appreciation (depreciation) of written options 26,348
Conservative .......... Options written/
Equity
Net change in unrealized appreciation (depreciation) of written options 12,113
Capital
Distributable Earnings
(Accumulated Deficit)
Muirfield ................................................................. $ 3,159,746 $ (3,159,746)
Spectrum ................................................................ 629,513 (629,513)
Global .................................................................. 329,361 (329,361)
Balanced ................................................................ 928,918 (928,918)
Moderate ................................................................ 457,290 (457,290)
Conservative .............................................................. 162,268 (162,268)
Dynamic ................................................................. 2,101,263 (2,101,263)
Sector Rotation ............................................................ 244,359 (244,359)

2026 Semi-Annual Report | June 30, 2026

Investment income & expenses allocation. For all Funds, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the
Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.
Capital Share Transactions. All Funds are authorized to issue an unlimited number of shares. Transactions in the capital shares of the Funds for the six months ended June 30, 2026 and the year ended December 31, 2025 were as follows:
Issued Reinvested
Share Class Amount Shares Amount Shares
For the Six Months Ended June 30, 2026
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 18,552,687 1,787,868 $ 330,607 31,367
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 11,617,113 1,098,611 610,940 57,976
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 137,720,830 12,938,713 4,521,668 427,442
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,917,146 122,327 40,909 2,750
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,282,268 81,181 183,893 12,228
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 17,040,919 1,063,624 953,124 63,163
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 471,963 40,130 5,770 469
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 292,543 24,401 11,584 947
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,303,176 191,788 79,468 6,559
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15,454,404 1,119,225 179,354 12,833
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,763,610 195,765 492,861 34,989
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 45,720,860 3,246,545 2,563,166 181,410
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,488,583 487,876 82,081 6,172
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,330,127 99,945 322,420 24,401
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14,745,929 1,104,172 1,579,919 119,204
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,800,069 196,508 172,418 7,113
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 597,537 24,151 279,665 11,449
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . 15,335,473 618,490 1,810,428 73,826
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,041,157 398,462 179,188 11,756
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,980,629 192,907 187,393 12,184
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 99,496,623 6,424,709 2,728,782 177,302
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 569,549 14,354 34,034 893
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 189,234 4,896 14,953 391
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . 2,786,985 71,491 80,219 2,100
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,620,377 271,766 265,691 27,554
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,203,481 642,513 429,586 44,551
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 33,522,494 3,469,354 2,434,498 252,635
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 96,006,368 96,006,368 930,110 930,110
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 480,165,686 480,165,686 0 N/A
Money Market - Class X . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 251,657,201 251,657,201 2,203,912 2,203,912
Money Market - Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1,692,105,732 1,692,105,732 N/A N/A
For the Year Ended December 31, 2025
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 38,464,508 3,939,398 4,530,840 451,268
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 21,915,943 2,235,128 7,079,713 695,389
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 197,325,815 20,432,257 48,906,779 4,793,050
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9,354,914 638,458 461,300 30,261
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3,842,275 269,889 1,853,846 120,927
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 31,195,161 2,209,719 8,793,202 571,799
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 987,466 83,795 468,272 40,948
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,412,853 392,462 583,345 49,953
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,423,761 466,596 4,059,297 351,230
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16,827,992 1,267,366 617,023 45,551
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6,556,727 504,413 2,867,188 211,449
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 59,837,222 4,612,902 12,950,452 951,621
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,675,209 368,568 149,119 11,477
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,450,965 194,815 1,370,447 106,423
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 26,420,525 2,110,697 6,202,022 480,696

2026 Semi-Annual Report | June 30, 2026

Issued Reinvested
Share Class Amount Shares Amount Shares
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ 6,299,861 267,874 $ 366,673 15,297
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2,533,561 106,722 941,347 39,030
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34,041,915 1,434,232 5,175,656 213,714
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16,873,846 1,161,688 2,344,269 158,605
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4,089,323 280,955 2,376,150 158,781
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 109,971,225 7,561,906 29,711,752 1,986,841
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 767,338 20,941 1,078,393 28,322
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 281,123 7,685 359,747 9,345
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . 4,859,085 131,725 1,850,280 48,151
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7,622,463 798,966 453,973 47,578
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5,960,485 621,943 733,207 76,808
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 42,755,899 4,490,597 4,813,570 504,875
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 146,558,802 146,558,802 1,660,717 1,660,717
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 583,959,367 583,959,367 N/A N/A
Money Market - Class X . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 56,000,000 56,000,000 411,206 411,206
Money Market - Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 970,797,964 970,797,964 5,198 5,198
Redeemed Net Increase (Decrease)
Share Class Amount Shares Amount Shares
For the Six Months Ended June 30, 2026
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ (9,589,082) (918,172) $ 9,294,212 901,063
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (17,084,862) (1,606,019) (4,856,809) (449,432)
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (94,600,758) (8,882,053) 47,641,740 4,484,102
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (760,682) (47,905) 1,197,373 77,172
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,199,100) (387,728) (4,732,939) (294,319)
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (19,316,075) (1,203,450) (1,322,032) (76,663)
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (598,639) (50,871) (120,906) (10,272)
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (498,497) (41,172) (194,370) (15,824)
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,930,331) (245,812) (547,687) (47,465)
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,968,534) (209,709) 12,665,224 922,349
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (10,190,808) (720,348) (6,934,337) (489,594)
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (38,760,827) (2,732,091) 9,523,199 695,864
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (897,286) (66,854) 5,673,378 427,194
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,346,067) (327,352) (2,693,520) (203,006)
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18,676,807) (1,404,118) (2,350,959) (180,742)
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,678,218) (68,423) 3,294,269 135,198
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,462,670) (99,975) (1,585,468) (64,375)
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . (13,750,040) (554,799) 3,395,861 137,517
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3,835,821) (249,140) 2,384,524 161,078
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (4,308,878) (276,278) (1,140,856) (71,187)
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (47,655,666) (3,072,028) 54,569,739 3,529,983
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (573,177) (14,960) 30,406 287
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (317,337) (8,154) (113,150) (2,867)
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . (1,945,463) (49,921) 921,741 23,670
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,888,997) (195,621) 997,071 103,699
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,796,360) (290,019) 3,836,707 397,045
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (15,896,220) (1,648,081) 20,060,772 2,073,908
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (79,618,827) (79,618,827) 17,317,651 17,317,651
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (329,758,840) (329,758,840) 150,406,846 150,406,846
Money Market - Class X . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (50,592,835) (50,592,835) 203,268,278 203,268,278
Money Market - Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,323,171,682) (1,323,171,682) 368,934,050 368,934,050
For the Year Ended December 31, 2025
Muirfield - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (20,031,951) (2,106,176) 22,963,397 2,284,490

2026 Semi-Annual Report | June 30, 2026

Redeemed Net Increase (Decrease)
Share Class Amount Shares Amount Shares
Muirfield - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $ (26,343,114) (2,646,659) $ 2,652,542 283,858
Muirfield - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (180,742,763) (18,638,569) 65,489,831 6,586,738
Spectrum - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (746,428) (52,153) 9,069,786 616,566
Spectrum - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (9,806,576) (661,908) (4,110,455) (271,092)
Spectrum - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (44,483,021) (3,101,037) (4,494,658) (319,519)
Global - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (700,417) (60,350) 755,321 64,393
Global - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (830,588) (70,382) 4,165,610 372,033
Global - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (13,822,351) (1,196,293) (4,339,293) (378,467)
Balanced - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,057,596) (492,856) 11,387,419 820,061
Balanced - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (18,719,364) (1,401,305) (9,295,449) (685,443)
Balanced - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (76,172,976) (5,824,727) (3,385,302) (260,204)
Moderate - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (554,785) (43,873) 4,269,543 336,172
Moderate - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (7,218,933) (565,554) (3,397,521) (264,316)
Moderate - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (34,924,907) (2,772,939) (2,302,360) (181,546)
Conservative - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,876,112) (79,623) 4,790,422 203,548
Conservative - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,965,860) (287,197) (3,490,952) (141,445)
Conservative - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . (30,469,403) (1,276,371) 8,748,168 371,575
Dynamic - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,012,778) (428,576) 13,205,337 891,717
Dynamic - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (6,504,117) (441,198) (38,644) (1,462)
Dynamic - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (76,728,890) (5,302,501) 62,954,087 4,246,246
Sector Rotation - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,440,423) (39,293) 405,308 9,970
Sector Rotation - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (697,279) (18,794) (56,409) (1,764)
Sector Rotation - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . (5,828,413) (158,333) 880,952 21,543
Income - Retail Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1,961,844) (205,923) 6,114,592 640,621
Income - Adviser Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (2,080,447) (217,783) 4,613,245 480,968
Income - Institutional Class . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (31,501,029) (3,313,042) 16,068,440 1,682,430
Money Market - Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (143,789,429) (143,789,429) 4,430,090 4,430,090
Money Market - Class F . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (574,687,014) (574,687,014) 9,272,353 9,272,353
Money Market - Class X . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A 56,411,206 56,411,206
Money Market - Class Y . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (582,739,850) (582,739,850) 388,063,312 388,063,312

2026 Semi-Annual Report | June 30, 2026

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts.
The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2026 .
Investment Transactions and Related Activity. The Funds record security transactions on the trade date. Securities purchased or sold on a when-
issued or delayed-delivery basis may be settled 15 days or more after the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income
(including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’
understanding of the applicable country’s tax rules and rates.
A Fund may purchase securities on a forward commitment or when-issued basis. A Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-
delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Description/Fund (1)
Gross Amounts
of Recognized
Assets/
Liabilities
Gross Amounts
Offset in the
Statements
of Assets and
Liabilities
Net Amounts
Presented in
the Statements
of Assets and
Liabilities
Financial
Instruments (2)
Collateral
Pledged
(Received) (2) Net Amount
Assets:
N/A--– N/A N/A N/A N/A N/A N/A
Liabilities:
Futures Contracts
Muirfield ..................... $ (3,575,390) $ 950,985 $ (2,624,405) $ – $ 2,624,405 $ –
Spectrum ..................... (577,782) 354,456 (223,326) – 223,326 –
Global ....................... (69,864) 42,512 (27,352) – 27,352 –
Balanced ..................... (884,494) 239,451 (645,043) – 645,043 –
Moderate ..................... (225,197) 64,793 (160,404) – 160,404 –
Conservative .................. (121,204) 33,805 (87,399) – 87,399 –
Dynamic ..................... (1,758,750) 481,355 (1,277,395) – 1,277,395 –
Sector Rotation ................ (112,716) 40,411 (72,305) – 72,305 –
(1) There were no securities on loan as of June 30, 2026. The amounts for futures contracts include unrealized gain/loss as presented on each Fund's Schedule of
Investments.
(2) The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

2026 Semi-Annual Report | June 30, 2026

Credit Risk. The Funds are subject to credit risk with respect to cash balances held at its custodian and prime broker. Cash held at the custodian, at times, may exceed federally insured limits. The Funds monitor the creditworthiness of its custodian to mitigate this risk. Cash and cash equivalents held at the Funds’ prime broker are maintained in margin accounts in connection with the Funds’ investment and derivative activities. These balances are not covered by federal deposit insurance and may be subject to the broker’s credit risk. In the event of insolvency of the broker, recovery of cash and securities held by the broker may be delayed or limited. Management believes the risk of loss to be remote based on the broker’s financial strength and regulatory oversight.
3. Securities Valuations
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’
own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.
Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.
Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.
Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes) . Short-term notes held in the Funds maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at the last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity, which approximates fair value, and will be categorized as level 2. The Money Market Fund values all of its positions at amortized cost.
Certificates of deposit. Certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. The
Money Market Fund values all of its positions at amortized cost.
U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2. The Money Market Fund values all of its positions at amortized cost.
Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.
Derivative instruments (futures and options contracts). Listed derivative instruments that are actively traded, including futures and options contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

2026 Semi-Annual Report | June 30, 2026

In the event market quotations or evaluated prices obtained from a pricing service are not readily available when the NAV is calculated, the Funds will utilize the fair value of the investment. This may occur in the event the Funds cannot obtain current market quotations for a security, cannot obtain current evaluated prices from a pricing service, or the price furnished is not deemed reliable and representative of the fair value of the security. In these cases, the Valuation & Pricing Committee, established and designated by the Board of Trustees as its valuation designee pursuant to Rule 2a-5 under the 1940 Act, determines the fair value of the security in accordance with procedures adopted by the Adviser. Depending on the method used to determine fair value, valuations for these securities may be classified as Level 2 or Level 3 as appropriate in the fair value hierarchy.
The Valuation & Pricing Committee is responsible for determining the fair value of investments for which market quotations are not readily available.
The Valuation & Pricing Committee is also authorized to select and retain pricing services to provide fair value evaluations of the current value of certain investments for which market quotations are not readily available. The Valuation & Pricing Committee supervises various methods used to review market quotations and evaluated prices for reliability, including the resolution of price challenges by the Adviser to evaluated prices for a given security. In the event market quotations or evaluated prices are not readily available for an investment, the Valuation & Pricing Committee will determine the fair value of the investment in accordance with its procedures. Fair valuations are periodically reviewed by the Board of Trustees, which maintains oversight of the Adviser’s fair valuation policy and procedures.
For the six months ended June 30, 2026 , the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. However, the Funds have disclosed holding level 3 securities with fair valuations of zero. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of
June 30, 2026 .
Muirfield - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................... $ 862,108,159 $ — $ — $ 862,108,159
Money Market Registered Investment Companies ............ 381,880,504 — — 381,880,504
Call/Put Options Purchased ............................ 3,170,160 — — 3,170,160
Total ............................................ $ 1,247,158,823 $ — $ — $ 1,247,158,823
Trustee Deferred Compensation** ....................... $ 699,277 $ — $ — $ 699,277
Futures Contracts*** ................................. $ (2,624,405) $ — $ — $ (2,624,405)
Call/Put Options Written .............................. $ (467,880) $ — $ — $ (467,880)
Spectrum - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks - Long* .............................. $ 239,606,086 $ — $ — $ 239,606,086
Money Market Registered Investment Companies ............ 33,007,815 — — 33,007,815
Call/Put Options Purchased ............................ 679,320 — — 679,320
Total ............................................ $ 273,293,221 $ — $ — $ 273,293,221
Common Stocks - Short* ............................. $ (53,991,634) $ — $ — $ (53,991,634)
Trustee Deferred Compensation** ....................... $ 129,760 $ — $ — $ 129,760
Futures Contracts*** ................................. $ (223,326) $ — $ — $ (223,326)
Call/Put Options Written .............................. $ (100,260) $ — $ — $ (100,260)
Global - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................... $ 23,401,486 $ — $ — $ 23,401,486
Registered Investment Companies ....................... 10,772,523 — — 10,772,523
Money Market Registered Investment Companies ............ 8,090,188 — — 8,090,188
Call/Put Options Purchased ............................ 113,220 — — 113,220
Total ............................................ $ 42,377,417 $ — $ — $ 42,377,417
Trustee Deferred Compensation** ....................... $ 204,919 $ — $ — $ 204,919
Futures Contracts*** ................................. $ (27,352) $ — $ — $ (27,352)
Call/Put Options Written .............................. $ (16,710) $ — $ — $ (16,710)
Balanced - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................... $ 249,079,990 $ — $ — $ 249,079,990
Registered Investment Companies ....................... 144,741,074 — — 144,741,074
Money Market Registered Investment Companies ............ 86,816,502 — — 86,816,502
Call/Put Options Purchased ............................ 849,150 — — 849,150
Total ............................................ $ 481,486,716 $ — $ — $ 481,486,716
Trustee Deferred Compensation** ....................... $ 427,217 $ — $ — $ 427,217
Futures Contracts*** ................................. $ (645,043) $ — $ — $ (645,043)
Call/Put Options Written .............................. $ (125,325) $ — $ — $ (125,325)

2026 Semi-Annual Report | June 30, 2026

Moderate - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................... $ 73,420,247 $ — $ — $ 73,420,247
Registered Investment Companies ....................... 97,406,256 — — 97,406,256
Money Market Registered Investment Companies ............ 26,494,235 — — 26,494,235
Call/Put Options Purchased ............................ 245,310 — — 245,310
Total ............................................ $ 197,566,048 $ — $ — $ 197,566,048
Trustee Deferred Compensation** ....................... $ 99,993 $ — $ — $ 99,993
Futures Contracts*** ................................. $ (160,404) $ — $ — $ (160,404)
Call/Put Options Written .............................. $ (36,205) $ — $ — $ (36,205)
Conservative - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................... $ 37,812,359 $ — $ — $ 37,812,359
Registered Investment Companies ....................... 117,678,090 — — 117,678,090
Money Market Registered Investment Companies ............ 14,626,438 — — 14,626,438
Call/Put Options Purchased ............................ 113,220 — — 113,220
Total ............................................ $ 170,230,107 $ — $ — $ 170,230,107
Trustee Deferred Compensation** ....................... $ 169,812 $ — $ — $ 169,812
Futures Contracts*** ................................. $ (87,399) $ — $ — $ (87,399)
Call/Put Options Written .............................. $ (16,710) $ — $ — $ (16,710)
Dynamic - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................... $ 351,170,833 $ — $ — $ 351,170,833
Registered Investment Companies ....................... 28,352,531 — — 28,352,531
Money Market Registered Investment Companies ............ 194,209,791 — — 194,209,791
Total ............................................ $ 573,733,155 $ — $ — $ 573,733,155
Trustee Deferred Compensation** ....................... $ 463,609 $ — $ — $ 463,609
Futures Contracts*** ................................. $ (1,277,395) $ — $ — $ (1,277,395)
Sector Rotation - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Common Stocks* ................................... $ 27,425,993 $ — $ — $ 27,425,993
Preferred Stock .................................... 3 — — 3
Registered Investment Companies ....................... 2,217,410 — — 2,217,410
Money Market Registered Investment Companies ............ 14,176,612 — — 14,176,612
Total ............................................ $ 43,820,018 $ — $ — $ 43,820,018
Trustee Deferred Compensation** ....................... $ 127,693 $ — $ — $ 127,693
Futures Contracts*** ................................. $ (72,305) $ — $ — $ (72,305)
Income - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
Registered Investment Companies ....................... $ 132,838,609 $ — $ — $ 132,838,609
Money Market Registered Investment Companies ............ 23,571,297 — — 23,571,297
Total ............................................ $ 156,409,906 $ — $ — $ 156,409,906
Trustee Deferred Compensation** ....................... $ 152,777 $ — $ — $ 152,777
Money Market - Assets/(Liabilities) Level 1 Level 2 Level 3 Total
U.S. Government Agencies ............................ $ — $ 997,351,084 $ — $ 997,351,084
U.S. Treasury Bills ................................... — 538,173,815 — 538,173,815
U.S. Treasury Notes ................................. — 189,561,958 — 189,561,958
Money Market Registered Investment Companies ............ 136,828,201 — — 136,828,201
Total ............................................ $ 136,828,201 $ 1,725,086,857 $ — $ 1,861,915,058
Trustee Deferred Compensation** ....................... $ 16,546 $ — $ — $ 16,546
* See schedules of investments for industry classifications.
** A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.
*** Futures contracts include unrealized gain/loss on contracts open at June 30, 2026.

2026 Semi-Annual Report | June 30, 2026

4. Investment Transactions
For the six months ended June 30, 2026 , the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments, were as follows:
For the six months ended June 30, 2026 , there were no purchases, sales, or maturities of long-term U.S. Government investments for the Funds.
5. Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates
Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. Effective January 1, 2026, the annual investment advisory fee payable to Meeder Asset
Management, Inc. for management of the Government Money Market Fund was reduced to 0.15%. Due to an existing contractual waiver of advisory fees for all share classes of the Government Money Market Fund, this change has no effect on the net Total Annual Fund Operating Expenses After
Fee Waivers. For more information regarding the Fund’s investment advisory fee, please refer to the Fund’s prospectus. For such services the Funds pay a monthly fee at the following annual rates:
Fee Waivers & Expense Limitation Agreements. MAM can contractually agree to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the Board. The sums waived or reimbursed under these agreements would not be subject to recoupment. During the six months ended June 30, 2026, $1,137,525 of investment advisory fees were contractually waived in Money Market.
Purchases
Sales
Muirfield ..................................................................... $ 1,186,971,028 $ 1,182,786,467
Spectrum .................................................................... 253,048,255 275,119,036
Global ...................................................................... 54,750,587 52,364,392
Balanced .................................................................... 438,172,210 471,926,697
Moderate .................................................................... 157,528,454 167,104,937
Conservative .................................................................. 117,381,175 113,596,260
Dynamic ..................................................................... 495,874,027 424,590,987
Sector Rotation ................................................................ 26,536,765 24,866,227
Income ...................................................................... 95,077,949 87,945,878
Percentage of Average
Daily Net Assets up to
$50 Million
Percentage of Average
Daily Net Assets
Exceeding $50 Million up
to $100 Million
Percentage of Average
Daily Net Assets
Exceeding $100 Million
up to $200 Million
Percentage of Average
Daily Net Assets
Exceeding $200 Million
Muirfield ..................................................... 1.00% 0.75% 0.60% 0.60%
Spectrum .................................................... 0.75% 0.75% 0.75% 0.60%
Global ......................................................... 0.75% 0.75% 0.75% 0.60%
Balanced .................................................... 0.75% 0.75% 0.75% 0.60%
Moderate .................................................... 0.60% 0.60% 0.60% 0.60%
Conservative ............................................... 0.50% 0.50% 0.50% 0.50%
Dynamic ..................................................... 0.75% 0.75% 0.75% 0.60%
Sector Rotation ........................................... 0.75% 0.75% 0.60% 0.60%
Income ....................................................... 0.40% 0.40% 0.20% 0.20%
Money Market ............................................. 0.15% 0.15% 0.15% 0.15%

2026 Semi-Annual Report | June 30, 2026

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of the following:
Management may voluntarily waive and/or reimburse fees for any Fund. During the six months ended June 30, 2026 , MFSCo voluntarily waived/
reimbursed the following transfer agent fees:
Minimum Fee
Percentage of Average
Daily Net Assets up to
$500 Million
Percentage of Average
Daily Net Assets
Exceeding $500
Million
Muirfield ............................................................................................................ $ 4,000 0.12% 0.03%
Spectrum ........................................................................................................... 4,000 0.12% 0.03%
Global ................................................................................................................ 4,000 0.12% 0.03%
Balanced ........................................................................................................... 4,000 0.12% 0.03%
Moderate ........................................................................................................... 4,000 0.12% 0.03%
Conservative ...................................................................................................... 4,000 0.12% 0.03%
Dynamic ............................................................................................................ 4,000 0.12% 0.03%
Sector Rotation .................................................................................................. 4,000 0.12% 0.03%
Income .............................................................................................................. 4,000 0.08% 0.03%
Money Market .................................................................................................... 4,000 0.08% 0.03%
Voluntary
Transfer
Agent Fees
Reimbursements
1
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Retail Class
2
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Adviser Class
3
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Institutional Class
Muirfield ........................................
$ — N/A N/A N/A
Spectrum .......................................
— N/A N/A N/A
Global .........................................
— N/A N/A N/A
Balanced .......................................
— N/A N/A N/A
Moderate .......................................
— N/A N/A N/A
Conservative .....................................
— N/A N/A N/A
Dynamic ........................................
— N/A N/A N/A
Sector Rotation ...................................
— N/A N/A N/A
Income .........................................
— N/A N/A N/A
Voluntary
Transfer
Agent Fees
Reimbursements
Class E
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class E
Class F
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class F
Class X
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class X
Class Y
Impact of Voluntary
Transfer Agent Fees
Reimbursements to
Average Net Assets
- Class Y
Money Market ....................
$ 75,065 N/A N/A N/A 0.02%

2026 Semi-Annual Report | June 30, 2026

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo a monthly fee at the following annual rates:
MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:
Percentage of
Average Daily Net
Assets up to $50
Million
Percentage of
Average Daily Net
Assets Exceeding
$50 Million up to
$500 Million
Percentage of
Average Daily Net
Assets Exceeding
$500 Million
Muirfield ............................................................................................................................. 0.10% 0.08% 0.03%
Spectrum ............................................................................................................................ 0.10% 0.08% 0.03%
Global ................................................................................................................................. 0.10% 0.08% 0.03%
Balanced ............................................................................................................................ 0.10% 0.08% 0.03%
Moderate ............................................................................................................................ 0.10% 0.08% 0.03%
Conservative ....................................................................................................................... 0.10% 0.08% 0.03%
Dynamic ............................................................................................................................. 0.10% 0.08% 0.03%
Sector Rotation ................................................................................................................... 0.10% 0.08% 0.03%
Income ............................................................................................................................... 0.10% 0.08% 0.03%
Money Market ..................................................................................................................... 0.10% 0.08% 0.03%
Minimum Fee
Percentage of
Average Daily Net
Assets up to $10
Million
Percentage of
Average Daily Net
Assets Exceeding
$10 Million up to
$30 Million
Percentage of
Average Daily Net
Assets Exceeding
$30 Million up to
$80 Million
Percentage of
Average Daily Net
Assets Exceeding
$80 Million
Muirfield ........................................................... $ 7,500 0.15% 0.10% 0.02% 0.01%
Spectrum .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Global ............................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Balanced .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Moderate .......................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Conservative ..................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Dynamic ........................................................... 7,500 0.15% 0.10% 0.02% 0.01%
Sector Rotation ................................................. 7,500 0.15% 0.10% 0.02% 0.01%
Income ............................................................. 7,500 0.15% 0.10% 0.02% 0.01%
Money Market ................................................... 30,000 0.15% 0.10% 0.02% 0.01%

2026 Semi-Annual Report | June 30, 2026

For the six months ended June 30, 2026 , MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:
Certain Funds have entered into securities lending arrangements with Argent Institutional Trust Company (“Argent”). Under the terms of the agreement, Argent is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as disclosed in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. Argent is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.
As of June 30, 2026 , no Funds were loaning any securities. Any cash collateral received is invested in securities as listed in each Fund’s Schedule of Investments. During the six months ended June 30, 2026 , there were no securities lent.
Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements
1
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Retail Class
2
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Adviser Class
3
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Institutional Class
Muirfield ........................................ $ – N/A N/A N/A
Spectrum ....................................... – N/A N/A N/A
Global ......................................... – N/A N/A N/A
Balanced ....................................... – N/A N/A N/A
Moderate ....................................... – N/A N/A N/A
Conservative ..................................... – N/A N/A N/A
Dynamic ........................................ 99,179 0.04% 0.04% 0.04%
Sector Rotation ................................... – N/A N/A N/A
Income ......................................... 54,548 0.08% 0.08% 0.08%
Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements
Class E
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class E
Class F
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class F
Class X
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class X
Class Y
Impact of Voluntary
Investment
Advisory Fee
Waivers and/or
Reimbursements to
Average Net Assets
- Class Y
Money Market .................... $ – N/A N/A N/A N/A

2026 Semi-Annual Report | June 30, 2026

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. For the six months ended June 30, 2026 , total 12b-1 plan expense payments made to the
Funds’ affiliated distributor was $38,950 . The Funds’ affiliated distributor did not receive any brokerage commissions from executed trades from the Funds. The annual adopted 12b-1 plan maximum limitations for the six months ended June 30, 2026 , are as follows:
The Funds have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,”
for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted shareholder services plan maximum limitations for the six months ended June 30, 2026 are as follows:
The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible
Trustee(s). The Funds may terminate this Plan at any time.
Certain Trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Class E
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Retail Class
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Adviser
Class
Maximum Annual
12b-1 Plan Expense
as a Percentage of
Average Daily Net
Assets - Institutional
Class
12b-1 Plan Expense
Payments Made to
Affiliates
Muirfield ............................... N/A 0.20% N/A N/A $ 13,976
Spectrum .............................. N/A 0.25% N/A N/A 406
Global ................................. N/A 0.25% N/A N/A 776
Balanced .............................. N/A 0.25% N/A N/A 1,546
Moderate .............................. N/A 0.25% N/A N/A 127
Conservative .......................... N/A 0.25% N/A N/A 2,964
Dynamic ............................... N/A 0.25% N/A N/A 9,637
Sector Rotation ........................ N/A 0.20% N/A N/A 8,930
Income ................................ N/A 0.25% N/A N/A 588
Money Market ......................... 0.20% N/A N/A N/A N/A
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets - Retail
Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets -
Adviser Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets -
Institutional Class
Maximum Annual
Shareholder Services
Plan Expense as a
Percentage of Average
Daily Net Assets - Class Y
Muirfield ..................................................... 0.20% 0.25% 0.10% N/A
Spectrum .................................................... 0.20% 0.25% 0.10% N/A
Global ......................................................... 0.20% 0.25% 0.10% N/A
Balanced .................................................... 0.20% 0.25% 0.10% N/A
Moderate .................................................... 0.20% 0.25% 0.10% N/A
Conservativ ................................................. 0.20% 0.25% 0.10% N/A
Dynamic ..................................................... 0.20% 0.25% 0.10% N/A
Sector Rotation 0.20% 0.25% 0.10% N/A
Income ....................................................... 0.20% 0.25% 0.10% N/A
Money Market ............................................. N/A N/A N/A 0.15%

2026 Semi-Annual Report | June 30, 2026

During the six months ended June 30, 2026 , several of the Funds invested in the Government Money Market Fund, an affiliate, as described in
Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Government Money Market Fund on a net basis.
The Funds’ investments in the Government Money Market Fund, which had a 7-day yield of 3.57% on June 30, 2026 , were as follows:
6. Federal Tax Information
The following information is computed on a tax basis for each item as of December 31, 2025 :
The tax characteristics of dividends paid by the Funds during the year ended December 31, 2025 were as follows:
12/31/25
Fair Value Purchases Sales
Realized
Gains
(Losses)
6/30/26
Cost
Change in
Unrealized Income
6/30/26
Fair Value
Muirfield ........... $ 332,451,306 $ 143,936,822 $ (94,507,624) $ — $ 381,880,504 $ — $ 6,272,309 $ 381,880,504
Spectrum .......... 7,633,235 58,559,908 (33,185,328) — 33,007,815 — 328,298 33,007,815
Global ............ 10,950,323 13,151,050 (16,011,185) — 8,090,188 — 171,322 8,090,188
Balanced .......... 34,131,235 143,044,720 (90,359,453) — 86,816,502 — 1,228,366 86,816,502
Moderate .......... 15,835,228 53,497,791 (42,838,784) — 26,494,235 — 410,919 26,494,235
Conservative ........ 13,253,361 49,836,126 (48,463,049) — 14,626,438 — 310,243 14,626,438
Dynamic ........... 198,222,593 102,268,307 (106,281,109) — 194,209,791 — 3,434,917 194,209,791
Sector Rotation ...... 14,114,134 5,609,971 (5,547,493) — 14,176,612 — 238,547 14,176,612
Income ............ 5,875,121 93,059,828 (75,363,652) — 23,571,297 — 416,139 23,571,297
Tax Cost
of Portfolio
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation/
Depreciation
Muirfield .......................................... $ 904,657,765 $ 209,332,790 $ (21,050,017) $ 188,282,773
Spectrum ......................................... 131,344,521 71,083,555 (7,176,809) 63,906,746
Global ........................................... 34,915,876 3,825,582 (335,545) 3,490,037
Balanced ......................................... 361,366,942 80,458,682 (7,957,002) 72,501,680
Moderate ......................................... 165,334,505 25,043,234 (2,217,923) 22,825,311
Conservative ....................................... 149,242,738 13,221,368 (1,267,050) 11,954,318
Dynamic .......................................... 403,311,074 69,597,769 (7,164,508) 62,433,261
Sector Rotation ..................................... 35,501,344 5,727,445 (791,468) 4,935,977
Income ........................................... 130,253,152 1,574,484 (219,284) 1,355,200
Money Market ...................................... 1,121,732,469 — — —
Ordinary Income
Net Short-Term
Capital Gains
Net Long-Term
Capital Gains
Total Dividends
Paid
Muirfield .......................................... $ 11,105,767 $ 8,161,498 $ 41,362,366 $ 60,629,631
Spectrum ......................................... 1,728,710 3,618,670 5,761,190 11,108,570
Global ........................................... 571,711 1,294,206 3,244,999 5,110,916
Balanced ......................................... 5,622,649 1,181,799 9,632,258 16,436,706
Moderate ......................................... 3,959,965 275,233 3,492,406 7,727,604
Conservative ....................................... 4,619,122 — 1,868,010 6,487,132
Dynamic .......................................... 6,025,216 9,297,407 19,150,247 34,472,870
Sector Rotation ..................................... 320,912 1,773,523 1,204,582 3,299,017
Income ........................................... 6,003,346 — — 6,003,346
Money Market ...................................... 30,156,058 — — 30,156,058
Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

2026 Semi-Annual Report | June 30, 2026

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2024 were as follows:
As of December 31, 2025 , the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:
For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2025 , which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:
7. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2026 , there were no beneficial owners that held more than 25% of the voting securities of the Funds.
Ordinary Income
Net Short-Term
Capital Gains
Net Long-Term
Capital Gains
Total Dividends
Paid
Muirfield .......................................... $ 12,266,881 $ 37,511,954 $ 86,505,777 $ 136,284,612
Spectrum ......................................... 2,327,006 574,325 16,391,255 19,292,586
Global ........................................... 831,453 899,680 2,896,748 4,627,881
Balanced ......................................... 6,981,414 14,022,146 30,028,972 51,032,532
Moderate ......................................... 4,277,586 4,289,216 3,169,799 11,736,601
Conservative ....................................... 4,058,332 — — 4,058,332
Dynamic .......................................... 5,590,434 13,016,800 31,382,972 49,990,206
Sector Rotation ..................................... 458,794 6,639 5,909,859 6,375,292
Income ........................................... 3,889,166 — — 3,889,166
Money Market ...................................... 28,288,371 5,780 — 28,294,151
Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gain
Accumulated
Capital and Other
Gains and (Losses)
Unrealized
Appreciation/
(Depreciation)*
Total Distributable
Earnings/
(Accumulated Deficit)
Muirfield ......................... $ 3,941,516 $ 8,003,264 $ (523,887) $ 188,282,773 $ 199,703,666
Spectrum ........................ 8,122 4,448,847 (100,873) 63,906,746 68,262,842
Global .......................... 76,949 43,856 (149,204) 3,490,037 3,461,638
Balanced ........................ 1,019,748 1,545,662 (320,672) 72,501,680 74,746,418
Moderate ........................ 1,476,299 263,885 (78,200) 22,825,311 24,487,295
Conservative ...................... 123,684 267,054 (126,129) 11,954,318 12,218,927
Dynamic ......................... 1,047,184 5,577,210 (337,775) 62,433,261 68,719,880
Sector Rotation .................... 639,875 506,409 (93,898) 4,935,977 5,988,363
Income .......................... 122,469 — (9,825,608) 1,355,200 (8,347,939)
Money Market ..................... 130,456 — (12,134) — 118,322
* The difference between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, return of capital basis adjustments, and the capitalization of short dividend expense.
Short-Term Capital
Loss Carryforward
Long-Term Capital
Loss Carryforward
Capital Loss
Carryforward Utilized
Muirfield ................................................... $ — $ — $ —
Spectrum .................................................. — — —
Global .................................................... — — —
Balanced .................................................. — — —
Moderate .................................................. — — —
Conservative ................................................ — — 1,548,643
Dynamic ................................................... — — —
Sector Rotation .............................................. — — —
Income .................................................... 9,089,705 620,428 1,696,191
Money Market ............................................... — — —

2026 Semi-Annual Report | June 30, 2026

8. Contingencies and Commitments
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds.
Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
9. Subsequent Events
Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.
10. Changes in and Disagreements with Accountants
There were no changes in Accountants, nor were there any disagreements with Accountants during the reporting period.
11. Proxy Disclosures
There were no proxy disclosure requirements during the reporting period.

2026 Semi-Annual Report | June 30, 2026

Other Information (unaudited)
The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Money Market files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.
The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

2026 Semi-Annual Report |

Privacy Policy – (12/25)
Privacy Policy
Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.
PERSONAL INFORMATION WE COLLECT
We may collect information about Meeder customers from a variety of sources, including:
Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;
Information about the transactions in your account, such as your account balance and transaction history; and
Information we obtain from third parties regarding you, to verify your identity or transfer your account.
INFORMATION WE SHARE WITH OUR AFFILIATES
Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.
INFORMATION WE SHARE WITH THIRD PARTIES
On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.
HOW WE PROTECT INFORMATION ABOUT YOU
We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.
WHO THIS POLICY APPLIES TO
This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Meeder Distribution Services and Mutual Funds Service
Company.
QUESTIONS
Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

Manager and Investment Adviser
Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017
Board of Trustees
Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence
Custodian
Argent Institutional Trust Company
Columbus, Ohio 43219
Transfer Agent & Dividend Disbursing Agent
Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017
Distributor
Meeder Distribution Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

6125 Memorial Drive, Dublin, Ohio 43017
866.633.3371 | meederinvestment.com
01/23/26–39892
© 2026 Meeder Investment Management
Go Paperless.
Looking for ways to help the environment?
Sign up to view reports online at meederinvestment.com

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

None.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 16.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.  Recovery of Erroneously Awarded Compensation.

(a)  Not applicable.

(b)  Not applicable.

Item 19.  Exhibits.

(a)(1)  Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2)  Not applicable.

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

(a)(4)  Not applicable.

(a)(5)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350.  Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:         /s/ Bruce E. McKibben
                Bruce E. McKibben, Principal Financial Officer

Date:      September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Bruce E. McKibben
               Bruce E. McKibben, Principal Financial Officer

Date:      September 4, 2026

By:         /s/ Robert S. Meeder, Jr.
                Robert S. Meeder, Jr., Principal Executive Officer

Date:      September 4, 2026